AS FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  APRIL  14,  2006
--------------------------------------------------------------------------------
                                                           FILE NOS. 333-121693
                                                                       811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 64

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

                               ALLEN REED, ESQUIRE
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                                    SUITE J5B
                              NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2006, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-776-6978
FAX NUMBER: 1-866-628-1006                         PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 18 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 15 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (SERIES I SHARES):

AIM V.I. BASIC BALANCED FUND - SERIES I                     AIM V.I. HIGH YIELD FUND - SERIES I
AIM V.I. BASIC VALUE FUND - SERIES I                        AIM V.I. INTERNATIONAL GROWTH FUND -
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I*               SERIES I
AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES I                AIM V.I. LARGE CAP GROWTH FUND - SERIES
AIM V.I. CORE EQUITY FUND - SERIES I**                       I***
AIM V.I. DEMOGRAPHIC TRENDS FUND - SERIES I                 AIM V.I. MID CAP CORE EQUITY FUND -
AIM V.I. DIVERSIFIED INCOME FUND - SERIES I                  SERIES I
AIM V.I. GOVERNMENT SECURITIES FUND - SERIES I              AIM V.I. MONEY MARKET FUND - SERIES I
                                                            AIM V.I. TECHNOLOGY FUND - SERIES I
                                                            AIM V.I. UTILITIES FUND - SERIES I


* Effective May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM V.I. Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I.

** Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I.

*** Effective June 12, 2006, the AIM V.I. Blue Chip Fund - Series I will be reorganized into the AIM V.I. Large Cap Growth Fund - Series I.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 51 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 10
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          10
--------------------------------------------------------------------------------
  Purchases                                                             11
--------------------------------------------------------------------------------
  Contract Value                                                        12
--------------------------------------------------------------------------------
  Investment Alternatives                                               13
--------------------------------------------------------------------------------
      The Variable Sub-Accounts                                         13
--------------------------------------------------------------------------------
     The Fixed Account Options                                          13
--------------------------------------------------------------------------------
     Transfers                                                          16
--------------------------------------------------------------------------------
  Expenses                                                              18
--------------------------------------------------------------------------------
  Other Expenses                                                        20
--------------------------------------------------------------------------------
  Access To Your Money                                                  21
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       21
--------------------------------------------------------------------------------
  Death Benefits                                                        23
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     28
--------------------------------------------------------------------------------
     Allstate Life                                                      28
--------------------------------------------------------------------------------
     The Variable Account                                               28
--------------------------------------------------------------------------------
     The Funds                                                          28
--------------------------------------------------------------------------------
     The Contract                                                       29
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               30
--------------------------------------------------------------------------------
     Legal Matters                                                      30
--------------------------------------------------------------------------------
  Taxes                                                                 31
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    38
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED        39
--------------------------------------------------------------------------------
APPENDIX B-MARKET VALUE ADJUSTMENT                                      48
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   50
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                       6
--------------------------------------------------------------------------------
Accumulation Unit                                                       10
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 10
--------------------------------------------------------------------------------
Annuitant                                                               10
--------------------------------------------------------------------------------
Automatic Additions Program                                             11
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      18
--------------------------------------------------------------------------------
Beneficiary                                                             10
--------------------------------------------------------------------------------
Cancellation Period                                                     4
--------------------------------------------------------------------------------
*Contract                                                              1, 29
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  10
--------------------------------------------------------------------------------
Contract Value                                                         5, 12
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               24
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           18
--------------------------------------------------------------------------------
Due Proof of Death                                                      23
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                            24
--------------------------------------------------------------------------------
Enhanced Death and Income Benefit Combination Rider                     25
--------------------------------------------------------------------------------
Fixed Account Options                                                   13
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  19
--------------------------------------------------------------------------------
Funds                                                                   28
--------------------------------------------------------------------------------
Allstate Life ("We")                                                   1, 28
--------------------------------------------------------------------------------
Guarantee Periods                                                       14
--------------------------------------------------------------------------------
Income Plan                                                             22
--------------------------------------------------------------------------------
Investment Alternatives                                                 13
--------------------------------------------------------------------------------
Issue Date                                                               6
--------------------------------------------------------------------------------
Market Value Adjustment                                                 15
--------------------------------------------------------------------------------
Payout Phase                                                             6
--------------------------------------------------------------------------------
Payout Start Date                                                       5, 21
--------------------------------------------------------------------------------
Right to Cancel                                                         12
--------------------------------------------------------------------------------
SEC                                                                      1
--------------------------------------------------------------------------------
Settlement Value                                                        24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           21
--------------------------------------------------------------------------------
Tax Qualified Contract                                                 4, 34
--------------------------------------------------------------------------------
Treasury Rate                                                           15
--------------------------------------------------------------------------------
Valuation Date                                                          12
--------------------------------------------------------------------------------
Variable Account                                                        28
--------------------------------------------------------------------------------
Variable Sub-Account                                                    13
--------------------------------------------------------------------------------


*If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract must be at least $5,000
                        ($2,000 for "TAX QUALIFIED CONTRACTS," which are
                        Contracts issued in connection with a QUALIFIED PLAN).
                        You can add to your Contract as often and as much as
                        you like, but each payment must be at least $500 ($100
                        for automatic purchase payments to the variable
                        investment options). You must maintain a minimum
                        account size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account. The adjustment will reflect the deduction of
                        mortality and expense risk charges and administrative
                        expense charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        Total Variable Account annual fees equal to 1.10% of average daily net assets (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                        ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
                        (available with Contracts issued before July 27, 2000);
                        and 1.60% if you select the ENHANCED DEATH AND INCOME
                        BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                        .Annual contract maintenance charge of $35 (with
                          certain exceptions)

                        .Withdrawal Charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Fund pays expenses that you will bear
                        indirectly if you invest in a Variable Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 18 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .15 Variable Sub-Accounts investing in Funds offering
                          professional money management by A I M Advisors, Inc..

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-776-6978.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------




                                 4 PROSPECTUS





INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the Annuitant (if the Contract is owned by a
                        non-living person) die before the PAYOUT START DATE, we
                        will pay the death benefit described in the Contract.
                        We also offer an Enhanced Death Benefit Rider and an
                        Enhanced Death and Income Benefit Combination Rider.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals are available under limited circumstances
                        on or after the Payout Start Date.

                        In general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                         Withdrawals in the Payout Phase are only available if
                        the Payout Option is a Variable Income Payment using
                        Guaranteed Payments for a Specified Period. Withdrawals
                        taken prior to annuitization (referred to in this
                        prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. In a Tax Qualified Contract, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        and MARKET VALUE ADJUSTMENT also may apply.
-------------------------------------------------------------------------------








                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 21 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/ or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7+
 Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   7%   6%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                      $35.00**
-------------------------------------------------------------------------------------------------
Transfer Fee                                                           $10.00***
-------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE
SUB-ACCOUNT)


Basic Contract

Mortality and Expense Risk Charge                                        1.00%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.10%
-------------------------------------------------------------------------------


With Enhanced Death Benefit Rider

Mortality and Expense Risk Charge                                        1.20%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.30%
-------------------------------------------------------------------------------


With Enhanced Death and Income Benefit Rider*

Mortality and Expense Risk Charge                                        1.40%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.50%
-------------------------------------------------------------------------------


With Enhanced Death and Income Benefit Rider II**

Mortality and Expense Risk Charge                                        1.50%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.60%
-------------------------------------------------------------------------------


  * For contracts issued before July 27, 2000.

  ** For contracts issued on or after July 27, 2000.


                                 7  PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)(1)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement.
 More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Fund
Operating
Expenses/(1)/
(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services
(12b-1) fees, and                  0.82%                       1.17%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2005.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1 Year         3 Years         5  Years         10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Fund Expenses                          $914            $1,479          $1,982          $3,434
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Fund Expenses                          $878            $1,371           $1,805          $3,089
---------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year        3  Years        5  Years         10  Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Fund Expenses         $319           $972            $1,647           $3,434
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Fund Expenses         $283           $865            $1,470           $3,089
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF


                                 8  PROSPECTUS

1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.


                                 9  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I and Glenbrook Life and Annuity Company Separate Account A, which includes financial information giving effect to the separate account consolidation on a pro forma basis, also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 776-6978.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your Purchase Payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or Annuitant dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract.
 The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have


                                 10  PROSPECTUS
designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only a Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application.


MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.


AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Lincoln, Nebraska (Mailing address: P.O. Box 80469, Lincoln, NE 68501-0469). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to


                                 11  PROSPECTUS
your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 12  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 15 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-776-6978. A I M Advisors, Inc. serves as the investment advisor to each Fund.


SERIES I SHARES:        EACH FUND SEEKS                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------
AIM V.I. Basic           Long-term growth of capital    A I M Advisors, Inc.*
 Balanced Fund -
 Series I
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series I**
-------------------------------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital
 Development Fund -
 Series I
-------------------------------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund - Series I***
-------------------------------------------------------------------------------
AIM V.I. Demographic    Long-term growth of capital
 Trends Fund - Series
 I
-------------------------------------------------------------------------------
AIM V.I. Diversified    High level of current income
 Income Fund - Series
 I
-------------------------------------------------------------------------------
AIM V.I. Government     High level of current income
 Securities Fund -       consistent with reasonable
 Series I                concern for safety of
                         principal
-------------------------------------------------------------------------------
AIM V.I. High Yield     High level of current income
 Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund - Series
 I
-------------------------------------------------------------------------------
AIM V.I. Large Cap      Long-term growth of capital
 Growth Fund - Series
 I****
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 I
-------------------------------------------------------------------------------
AIM V.I. Money Market   As high a level of current
 Fund - Series I         income as is consistent with
                         the preservation of capital
                         and liquidity
-------------------------------------------------------------------------------
AIM V.I. Technology     Capital growth
 Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Utilities      Capital growth and current
 Fund - Series I         income
-------------------------------------------------------------------------------



* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

** Effective May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM V.I. Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I.

*** Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I.

**** Effective June 12, 2006, the AIM V.I. Blue Chip Fund - Series I will be reorganized into the AIM V.I. Large Cap Growth Fund - Series I.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your


                                 13  PROSPECTUS
sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 18, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.


GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.


INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-776-6978. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.



HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment......................................................  $10,000
Guarantee Period.......................................................  5 years
Annual Interest Rate...................................................  4.50%




                                 14  PROSPECTUS

                                           END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                          ------      ------      ------      ------       ------
Beginning Contract
 Value...............   $10,000.00
 X (1 + Annual
 Interest Rate)            X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year....               $10,450.00
 X (1 + Annual
 Interest Rate)                        X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year....                           $10,920.25
 X (1 + Annual
 Interest Rate)                                    X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 X (1 + Annual
 Interest Rate)                                                X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 X (1 + Annual
 Interest Rate)                                                             X 1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described on page 19,

.. when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

.. to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.


                                 15  PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for


                                 16  PROSPECTUS
losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


                                 17  PROSPECTUS

SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

 3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

 . all money is allocated to the Fixed Account Options, as of the Contract
  Anniversary.

After the Payout Start Date, we will waive this charge if:

                                  18  PROSPECTUS

.. as of the Payout Start Date, the Contract Value is $50,000 or more, or

.. all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

We do not apply a Withdrawal Charge in the following situations:

.. on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the settlement value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment.


You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all



                                 19  PROSPECTUS
withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

 You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9 above.

 We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.


                                 20  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start


                                 21  PROSPECTUS

Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income



                                 22  PROSPECTUS
payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate; or

.. a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

.. any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                 23  PROSPECTUS

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period.
  Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.


ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or (5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if



                                  23  PROSPECTUS
the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

.. we determine the death benefit, or

.. the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Rider Combination is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

.. is on or after the tenth Contract Anniversary, and

.. is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

.. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

.. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

.. For Purchase Payments, Income Base A is equal to the most recently calculated
  Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant.


                                 25  PROSPECTUS

After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

.. is on or after the tenth Contract Anniversary,

.. is during the 30-day period following the Contract Anniversary.

.. is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

.. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

.. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.


DEATH BENEFIT PAYMENTS
IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

.. The life of the new Owner; or

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

.. over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

.. On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of


                                 26  PROSPECTUS
  the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  .  transfer all or a portion of the excess among the Variable Sub-Accounts;

  . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the new Owner; or

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

  . over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

  (a) The new Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

  (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

  (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under




                                 27  PROSPECTUS
this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.


MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

 THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds
 (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of


                                 28  PROSPECTUS
the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.

ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will


                                 29  PROSPECTUS
investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 30  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 31  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 32  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 33  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 34  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").


                                 35  PROSPECTUS

ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

 . incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

                                 36  PROSPECTUS

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 37  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's annual report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 (telephone:
1-800-776-6978).


                                 38  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit, Contracts with the Basic policy plus Enhanced Death and Income Benefit Combination I Rider and the Basic Policy plus Enhanced Death and Income Benefit Combination II Rider.

  These three tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination
thereof.   Please contact us at 1-800-776-6978 to obtain a copy of the
Statement of Additional Information.


BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,    1998       1999        2000        2001         2002
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.298  $   13.331  $   12.633   $   11.067
 Accumulation Unit Value, End of Period                     $ 11.298  $   13.331  $   12.633  $   11.067   $    9.074
 Number of Units Outstanding, End of Period                   67,315     626,980   1,446,234   1,806,943    1,574,876
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --  $   10.000   $   11.210
 Accumulation Unit Value, End of Period                           --          --          --  $   11.210   $    8.632
 Number of Units Outstanding, End of Period                       --          --          --      79,352      307,935
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.037  $   15.787  $   13.912   $   10.556
 Accumulation Unit Value, End of Period                     $ 11.037  $   15.787  $   13.912  $   10.556   $    7.897
 Number of Units Outstanding, End of Period                   97,387     829,707   1,857,392   1,944,975    1,572,649
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.914  $   12.658  $   13.680   $   12.435
 Accumulation Unit Value, End of Period                     $  9.914  $   12.658  $   13.680  $   12.435   $    9.672
 Number of Units Outstanding, End of Period                   12,713     125,972     287,657     350,500      380,059
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.684  $   15.514  $   13.112   $   10.007
 Accumulation Unit Value, End of Period                     $ 11.684  $   15.514  $   13.112  $   10.007   $    8.355
 Number of Units Outstanding, End of Period                  112,627   1,472,961   2,784,766   3,007,927    2,525,150
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --  $   10.000  $    7.918   $    5.332
 Accumulation Unit Value, End of Period                           --          --  $    7.918  $    5.332   $    3.575
 Number of Units Outstanding, End of Period                       --          --     598,538     811,043      665,098
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.873  $    9.577  $    9.539   $    9.772
 Accumulation Unit Value, End of Period                     $  9.873  $    9.577  $    9.539  $    9.772   $    9.888
 Number of Units Outstanding, End of Period                   31,735     248,525     439,159     559,447      578,362
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   10.706  $   10.162  $   11.069   $   11.650
 Accumulation Unit Value, End of Period                     $ 10.706  $   10.162  $   11.069  $   11.650   $   12.628
 Number of Units Outstanding, End of Period                   52,212     402,500     641,767     923,877    1,307,844
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.099  $    9.946  $    7.968   $    7.487
 Accumulation Unit Value, End of Period                     $  9.099  $    9.946  $    7.968  $    7.487   $    6.972
 Number of Units Outstanding, End of Period                   61,267     374,834     627,449     633,394      546,204
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.674  $   14.835  $   10.799   $   11.980
 Accumulation Unit Value, End of Period                     $  9.674  $   14.835  $   10.799  $   11.980   $    6.811
 Number of Units Outstanding, End of Period                   34,979     294,021     872,074   2,619,796      774,028




                                 39  PROSPECTUS

AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT****
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --  $   10.000   $   11.367
 Accumulation Unit Value, End of Period                           --          --          --  $   11.367   $    9.994
 Number of Units Outstanding, End of Period                       --          --          --      40,509      172,842
AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   10.221  $   10.582  $   11.080   $   11.355
 Accumulation Unit Value, End of Period                     $ 10.221  $   10.582  $   11.080  $   11.355   $   11.364
 Number of Units Outstanding, End of Period                  104,779     284,221     452,398   1,207,045    1,163,652
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------







FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,     2003        2004         2005
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.074  $   10.443   $   11.106
 Accumulation Unit Value, End of Period                     $   10.443  $   11.106   $   11.565
 Number of Units Outstanding, End of Period                  1,397,078   1,284,761    1,072,218
                                                                                    ------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    8.632  $   11.408   $   12.532
 Accumulation Unit Value, End of Period                     $   11.408  $   12.532   $   13.107
 Number of Units Outstanding, End of Period                    392,258     519,801      456,851
                                                                                    ------------
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period               $    7.897  $   10.117   $   10.669
 Accumulation Unit Value, End of Period                     $   10.117  $   10.669   $   11.485
 Number of Units Outstanding, End of Period                  1,380,870   1,241,884    1,084,264
                                                                                    ------------
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.672  $   12.949   $   14.793
 Accumulation Unit Value, End of Period                     $   12.949  $   14.793   $   16.037
 Number of Units Outstanding, End of Period                    351,237     358,244      351,705
                                                                                    ------------
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period               $    8.355  $   10.281   $   11.081
 Accumulation Unit Value, End of Period                     $   10.281  $   11.081   $   11.542
 Number of Units Outstanding, End of Period                  2,240,797   1,988,707    1,704,027
                                                                                    ------------
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    3.575  $    4.861   $    5.205
 Accumulation Unit Value, End of Period                     $    4.861  $    5.205   $    5.468
 Number of Units Outstanding, End of Period                    677,779     597,733      401,566
                                                                                    ------------
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.888  $   10.683   $   11.098
 Accumulation Unit Value, End of Period                     $   10.683  $   11.098   $   11.295
 Number of Units Outstanding, End of Period                    562,274     555,636      482,427
                                                                                    ------------
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $   12.628  $   12.623   $   12.805
 Accumulation Unit Value, End of Period                     $   12.623  $   12.805   $   12.876
 Number of Units Outstanding, End of Period                    964,941     845,252      602,889



                                  40 PROSPECTUS

AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    6.972  $    8.830   $    9.716
 Accumulation Unit Value, End of Period                     $    8.830  $    9.716   $    9.871
 Number of Units Outstanding, End of Period                    592,881     499,973      411,984
                                                                                    ------------
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    6.811  $    8.695   $   10.664
 Accumulation Unit Value, End of Period                     $    8.695  $   10.664   $   12.439
 Number of Units Outstanding, End of Period                    681,112     683,565      729,280
                                                                                    ------------
AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT ****
 Accumulation Unit Value, Beginning of Period                       --          --           --
 Accumulation Unit Value, End of Period                             --          --           --
 Number of Units Outstanding, End of Period                         --          --           --
                                                                                    ------------
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.994  $   12.585   $   14.167
 Accumulation Unit Value, End of Period                     $   12.585  $   14.167   $   15.080
 Number of Units Outstanding, End of Period                    229,298     292,391      288,902
                                                                                    ------------
AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $   11.364  $   11.305   $   11.258
 Accumulation Unit Value, End of Period                     $   11.305  $   11.258   $   11.416
 Number of Units Outstanding, End of Period                    741,684     542,161      401,143
                                                                                    -----------
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $   10.000   $   11.117
 Accumulation Unit Value, End of Period                             --  $   11.117   $   11.235
 Number of Units Outstanding, End of Period                         --     173,906      150,751
                                                                                    ------------
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $   10.000   $   12.259
 Accumulation Unit Value, End of Period                             --  $   12.259   $   14.167
 Number of Units Outstanding, End of Period                         --     189,209      190,493
------------------------------------------------------------------------------------------------







* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Blue Chip Fund - Series I and AIM V.I. Demographic Trends Fund - Series I, which commenced operations on January 3, 2000, and the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004.

** Effective May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM
   V.I. Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Aggressive Growth - Series I Sub-Account and AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

*** Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

****Effective June 12, 2006, the AIM V.I. Blue Chip Fund - Series I will be reorganized into the AIM V.I. Large Cap Growth Fund - Series I. Accordingly, on June 12, 2006, we will combine the AIM V.I. Blue Chip - Series I Sub-Account into the AIM V.I. Large Cap Growth - Series I Sub-Account.








                                 41  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER (available with Contracts purchased before July 27, 2000)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,    1998       1999        2000        2001         2002
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.272  $   13.247  $   12.504   $   10.909
 Accumulation Unit Value, End of Period                     $ 11.272  $   13.247  $   12.504  $   10.909   $    8.909
 Number of Units Outstanding, End of Period                  164,576     696,094     973,478     966,876      850,588
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --  $   10.000   $   11.198
 Accumulation Unit Value, End of Period                           --          --          --  $   11.198   $    8.589
 Number of Units Outstanding, End of Period                       --          --          --      55,720      238,757
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.012  $   15.687  $   13.769   $   10.405
 Accumulation Unit Value, End of Period                     $ 11.012  $   15.687  $   13.769  $   10.405   $    7.754
 Number of Units Outstanding, End of Period                  203,098     691,747   1,136,828   1,078,153      898,571
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.891  $   12.579  $   13.539   $   13.539
 Accumulation Unit Value, End of Period                     $  9.891  $   12.579  $   13.539  $   12.258   $    9.497
 Number of Units Outstanding, End of Period                   42,275      94,929     214,372     277,266      252,444
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   11.657  $   15.416  $   12.977   $    9.864
 Accumulation Unit Value, End of Period                     $ 11.657  $   15.416  $   12.977  $    9.864   $    8.203
 Number of Units Outstanding, End of Period                  384,306   1,263,124   2,009,418   1,885,723    1,587,376
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --  $   10.000  $    7.886   $    7.886
 Accumulation Unit Value, End of Period                           --          --  $    7.886  $    5.288   $    3.532
 Number of Units Outstanding, End of Period                       --          --     440,369     453,832      340,509
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.850  $    9.516  $    9.441   $    9.633
 Accumulation Unit Value, End of Period                     $  9.850  $    9.516  $    9.441  $    9.633   $    9.708
 Number of Units Outstanding, End of Period                   25,503     156,436     273,805     281,446      242,789
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   10.681  $   10.098  $   10.956   $   11.484
 Accumulation Unit Value, End of Period                     $ 10.681  $   10.098  $   10.956  $   11.484   $   12.399
 Number of Units Outstanding, End of Period                   28,964     192,103     252,449     418,516      612,080
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.077  $    9.883  $    7.886   $    7.380
 Accumulation Unit Value, End of Period                     $  9.077  $    9.883  $    7.886  $    7.380   $    6.846
 Number of Units Outstanding, End of Period                   55,345     246,594     356,066     324,351      237,879
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $    9.651  $   14.741  $   10.689   $    8.051
 Accumulation Unit Value, End of Period                     $  9.651  $   14.741  $   10.689  $    8.051   $    6.688
 Number of Units Outstanding, End of Period                   63,643     266,112     633,975     606,349      513,715
AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT****
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --  $   10.000   $   11.355
 Accumulation Unit Value, End of Period                           --          --          --  $   11.355   $    9.944
 Number of Units Outstanding, End of Period                       --          --          --       8,009      149,049



                                 42 PROSPECTUS


AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $ 10.000  $   10.197  $   10.516  $   10.966   $   11.193
 Accumulation Unit Value, End of Period                     $ 10.197  $   10.516  $   10.966  $   11.193   $   11.158
 Number of Units Outstanding, End of Period                   61,481     209,100     364,896     426,565      442,758
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     --          --          --          --           --
 Accumulation Unit Value, End of Period                           --          --          --          --           --
 Number of Units Outstanding, End of Period                       --          --          --          --           --
----------------------------------------------------------------------------------------------------------------------




FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,     2003        2004         2005
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    8.909  $   10.213   $   10.817
 Accumulation Unit Value, End of Period                     $   10.213  $   10.817   $   11.220
 Number of Units Outstanding, End of Period                    808,466     810,346      673,654
                                                                                    ------------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    8.589  $   11.306   $   12.370
 Accumulation Unit Value, End of Period                     $   11.306  $   12.370   $   12.886
 Number of Units Outstanding, End of Period                    290,207     369,715      376,235
                                                                                    ------------
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period               $    7.754  $    9.893   $   10.392
 Accumulation Unit Value, End of Period                     $    9.893  $   10.392   $   11.142
 Number of Units Outstanding, End of Period                    862,957     793,187      703,768
                                                                                    ------------
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.497  $   12.663   $   14.408
 Accumulation Unit Value, End of Period                     $   12.663  $   14.408   $   15.558
 Number of Units Outstanding, End of Period                    242,117     253,641      255,869
                                                                                    ------------
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period               $    8.203  $   10.054   $   10.793
 Accumulation Unit Value, End of Period                     $   10.054  $   10.793   $   11.198
 Number of Units Outstanding, End of Period                  1,471,099   1,311,302    1,179,994
                                                                                    ------------
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    3.532  $    4.783   $    5.101
 Accumulation Unit Value, End of Period                     $    4.783  $    5.101   $    5.337
 Number of Units Outstanding, End of Period                    332,667     351,037      337,914
                                                                                    ------------
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.708  $   10.447   $   10.810
 Accumulation Unit Value, End of Period                     $   10.447  $   10.810   $   10.958
 Number of Units Outstanding, End of Period                    264,387     240,610      263,336
                                                                                    ------------
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $   12.399  $   12.345   $   12.473
 Accumulation Unit Value, End of Period                     $   12.345  $   12.473   $   12.491
 Number of Units Outstanding, End of Period                    395,131     306,873      282,669
                                                                                    ------------
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    6.846  $    8.635   $    9.463
 Accumulation Unit Value, End of Period                     $    8.635  $    9.463   $    9.576
 Number of Units Outstanding, End of Period                    298,143     235,453      190,590
                                                                                    ------------
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    6.688  $    8.503   $   10.387
 Accumulation Unit Value, End of Period                     $    8.503  $   10.387   $   12.067
 Number of Units Outstanding, End of Period                    514,481     494,074      568,943



                                 43  PROSPECTUS


AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT ****
 Accumulation Unit Value, Beginning of Period                       --          --           --
 Accumulation Unit Value, End of Period                             --          --           --
 Number of Units Outstanding, End of Period                         --          --           --
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $    9.944  $   12.472   $   13.984
 Accumulation Unit Value, End of Period                     $   12.472  $   13.984   $   14.826
 Number of Units Outstanding, End of Period                    194,957     276,329      280,970
                                                                                    ------------
AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period               $   11.158  $   11.055   $   10.966
 Accumulation Unit Value, End of Period                     $   11.055  $   10.966   $   11.075
 Number of Units Outstanding, End of Period                    325,682     220,394      177,600
                                                            ------------------------------------
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $   10.000   $   11.087
 Accumulation Unit Value, End of Period                             --  $   11.087   $   11.160
 Number of Units Outstanding, End of Period                         --      99,713       92,930
                                                                                    ------------
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $   10.000   $   12.226
 Accumulation Unit Value, End of Period                             --  $   12.226   $   14.072
 Number of Units Outstanding, End of Period                         --     107,780      131,478
------------------------------------------------------------------------------------------------





* The Contracts with the Enhanced Death and Income Benefit Combination I Rider was first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts with the Enhanced Death and Income Benefit Combination I Rider on June 2, 1998, except the AIM V.I. Blue Chip Fund - Series I and AIM V.I. Demographic Trends Fund - Series I, which commenced operations on January 3, 2000, and the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004.

** Effective May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM
   V.I. Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Aggressive Growth - Series I Sub-Account and AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

*** Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

**** Effective June 12, 2006, the AIM V.I. Blue Chip Fund - Series I will be reorganized into the AIM V.I. Large Cap Growth Fund - Series I. Accordingly, on June 12, 2006, we will combine the AIM V.I. Blue Chip - Series I Sub-Account into the AIM V.I. Large Cap Growth - Series I Sub-Account.


                                 44  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts purchased on or after July 27, 2000)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,    1998  1999     2000       2001       2002
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 12.499   $ 10.894
 Accumulation Unit Value, End of Period                        --    --   $   12.499  $ 10.894   $  8.888
 Number of Units Outstanding, End of Period                    --    --       20,905   390,625    545,469
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --           --  $ 10.000   $ 11.196
 Accumulation Unit Value, End of Period                        --    --           --  $ 11.196   $  8.578
 Number of Units Outstanding, End of Period                    --    --           --    21,253    191,075
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 13.764   $ 10.391
 Accumulation Unit Value, End of Period                        --    --   $   13.764  $ 10.391   $  7.735
 Number of Units Outstanding, End of Period                    --    --    1,136,828   240,280    336,184
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 13.534   $ 12.241
 Accumulation Unit Value, End of Period                        --    --   $   13.534  $ 12.241   $  9.474
 Number of Units Outstanding, End of Period                    --    --        6,821    50,592     70,690
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 12.972   $  9.850
 Accumulation Unit Value, End of Period                        --    --   $   12.972  $  9.850   $  8.183
 Number of Units Outstanding, End of Period                    --    --       58,388   403,761    521,657
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $  7.883   $  5.281
 Accumulation Unit Value, End of Period                        --    --   $    7.883  $  5.281   $  3.524
 Number of Units Outstanding, End of Period                    --    --       21,890   162,044    211,901
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $  9.437   $  9.620
 Accumulation Unit Value, End of Period                        --    --   $    9.437  $  9.620   $  9.685
 Number of Units Outstanding, End of Period                    --    --        1,115    78,566    126,243
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 10.952   $ 11.468
 Accumulation Unit Value, End of Period                        --    --   $   10.952  $ 11.468   $ 12.369
 Number of Units Outstanding, End of Period                    --    --          944   132,501    316,400
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $  7.883   $  7.370
 Accumulation Unit Value, End of Period                        --    --   $    7.883  $  7.370   $  6.829
 Number of Units Outstanding, End of Period                    --    --        2,363    79,439    147,899
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 10.684   $  8.040
 Accumulation Unit Value, End of Period                        --    --   $   10.684  $  8.040   $  6.672
 Number of Units Outstanding, End of Period                    --    --       10,182    71,881    119,575
AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT****
 Accumulation Unit Value, Beginning of Period                  --    --           --        --         --
 Accumulation Unit Value, End of Period                        --    --           --        --         --
 Number of Units Outstanding, End of Period                    --    --           --        --         --
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --           --  $ 10.000   $ 11.352
 Accumulation Unit Value, End of Period                        --    --           --  $ 11.352   $  9.932
 Number of Units Outstanding, End of Period                    --    --           --     4,363     66,093



                                 45  PROSPECTUS

AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --   $   10.000  $ 10.962   $ 11.178
 Accumulation Unit Value, End of Period                        --    --   $   10.962  $ 11.178   $ 11.131
 Number of Units Outstanding, End of Period                    --    --       20,867    89,517    194,545
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --           --        --         --
 Accumulation Unit Value, End of Period                        --    --           --        --         --
 Number of Units Outstanding, End of Period                    --    --           --        --         --
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                  --    --           --        --         --
 Accumulation Unit Value, End of Period                        --    --           --        --         --
 Number of Units Outstanding, End of Period                    --    --           --        --         --
----------------------------------------------------------------------------------------------------------





FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,      2003      2004       2005
AIM V.I. BASIC BALANCED - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  8.888  $ 10.178   $ 10.770
 Accumulation Unit Value, End of Period                       $ 10.178  $ 10.770   $ 11.160
 Number of Units Outstanding, End of Period                    496,420   442,118    424,593
                                                                                  ----------
AIM V.I. BASIC VALUE - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  8.578  $ 11.280   $ 12.330
 Accumulation Unit Value, End of Period                       $ 11.280  $ 12.330   $ 12.831
 Number of Units Outstanding, End of Period                    238,751   238,240    254,469
                                                                                  ----------
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period                 $  7.735  $  9.860   $ 10.346
 Accumulation Unit Value, End of Period                       $  9.860  $ 10.346   $ 11.082
 Number of Units Outstanding, End of Period                    321,586   316,063    293,856
                                                                                  ----------
AIM V.I. CAPITAL DEVELOPMENT - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  9.474  $ 12.620   $ 14.345
 Accumulation Unit Value, End of Period                       $ 12.620  $ 14.345   $ 15.474
 Number of Units Outstanding, End of Period                     70,110    73,430     76,828
                                                                                  ----------
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period                 $  8.183  $ 10.020   $ 10.746
 Accumulation Unit Value, End of Period                       $ 10.020  $ 10.746   $ 11.137
 Number of Units Outstanding, End of Period                    460,499   436,060    386,265
                                                                                  ----------
AIM V.I. DEMOGRAPHIC TRENDS - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  3.524  $  4.767   $  5.078
 Accumulation Unit Value, End of Period                       $  4.767  $  5.078   $  5.308
 Number of Units Outstanding, End of Period                    185,086   175,774    144,730
                                                                                  ----------
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  9.685  $ 10.412   $ 10.763
 Accumulation Unit Value, End of Period                       $ 10.412  $ 10.763   $ 10.899
 Number of Units Outstanding, End of Period                    117,914   105,612    104,295
                                                                                  ----------
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $ 12.369  $ 12.303   $ 12.418
 Accumulation Unit Value, End of Period                       $ 12.303  $ 12.418   $ 12.424
 Number of Units Outstanding, End of Period                    258,222   219,643    198,890
                                                                                  ----------
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  6.829  $  8.606   $  9.422
 Accumulation Unit Value, End of Period                       $  8.606  $  9.422   $  9.524
 Number of Units Outstanding, End of Period                    155,233   133,215    108,796
                                                                                  ----------
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  6.672  $  8.474   $ 10.341
 Accumulation Unit Value, End of Period                       $  8.474  $ 10.341   $ 12.003
 Number of Units Outstanding, End of Period                    129,179   155,299    172,420


                                 46  PROSPECTUS


AIM V.I. LARGE CAP GROWTH - SERIES I SUB-ACCOUNT ****
 Accumulation Unit Value, Beginning of Period                       --        --         --
 Accumulation Unit Value, End of Period                             --        --         --
 Number of Units Outstanding, End of Period                         --        --         --
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $  9.932  $ 12.444   $ 13.939
 Accumulation Unit Value, End of Period                       $ 12.444  $ 13.939   $ 14.763
 Number of Units Outstanding, End of Period                     76,512    86,991     88,365
                                                                                  ----------
AIM V.I. MONEY MARKET - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                 $ 11.131  $ 11.018   $ 10.918
 Accumulation Unit Value, End of Period                       $ 11.018  $ 10.918   $ 11.015
 Number of Units Outstanding, End of Period                     12,531    90,282     84,492
AIM V.I. TECHNOLOGY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $ 10.000   $ 11.079
 Accumulation Unit Value, End of Period                             --  $ 11.079   $ 11.142
 Number of Units Outstanding, End of Period                         --    55,654     45,313
                                                                                  ----------
AIM V.I. UTILITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                       --  $ 10.000   $ 12.217
 Accumulation Unit Value, End of Period                             --  $ 12.217   $ 14.048
 Number of Units Outstanding, End of Period                         --    40,488     60,635
--------------------------------------------------------------------------------------------





* The Enhanced Death and Income Benefit Combination II Rider was first offered for sale on July 27, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contract with the Enhanced Death and Income Benefit Combination II Rider on July 27, 2000, except the AIM V.I. Blue Chip Fund - Series I and AIM V.I. Demographic Trends Fund - Series I, which commenced operations on January 3, 2000, and the AIM V.I. Basic Value Fund - Series I and AIM V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the AIM V.I. Technology Fund - Series I and the AIM V.I. Utilities Fund - Series I, which were first offered on October 15, 2004.

** May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM V.I.
   Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Aggressive Growth - Series I Sub-Account and AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

*** May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

**** Effective June 12, 2006, the AIM V.I. Blue Chip Fund - Series I will be reorganized into the AIM V.I. Large Cap Growth Fund - Series I. Accordingly, on June 12, 2006, we will combine the AIM V.I. Blue Chip - Series I Sub-Account into the AIM V.I. Large Cap Growth - Series I Sub-Account.

..




                                 47  PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

J   = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.






                                 48  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment:  $10,000 allocated to a Guarantee Period

Guarantee Period:  5 years

Guaranteed Interest Rate:  4.50%

5 Year Treasury  Rate (at the time the Guarantee Period was established): 4.50%

Full Surrender:  End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.


STEP 1.  CALCULATE          $10,000.00 X (1.04) X (1.045)/3 /= $11,411.66
CONTRACT VALUE AT END OF
CONTRACT YEAR 3:
STEP 2. CALCULATE THE FREE  .15% X $10,000.00 X (1.045)2 = $1,638.04
WITHDRAWAL AMOUNT:
STEP 3. CALCULATE THE       .06 X ($10,000.00 - $1,638.04) = $501.72
WITHDRAWAL CHARGE:
STEP 4. CALCULATE THE       I = 4.50%
MARKET VALUE ADJUSTMENT:    J = 4.20%
                            N = 730 days = 2
                                --------
                                365 days

                            Market Value Adjustment Factor: .9 X (I - J) X N =
                            .9 X (.045 - .042) X (2) = .0054

                            Market Value Adjustment = Market Value Adjustment
                            Factor X Amount Subject to Market Value Adjustment:
                             = .0054 X ($11,411.66 - $1,638.04) = $52.78

STEP 5. CALCULATE THE
AMOUNT RECEIVED BY A
CONTRACT OWNER
AS A RESULT OF FULL
WITHDRAWAL AT THE END OF
CONTRACT YEAR 3:            $11,411.66 - $501.72 + $52.78 = $10,962.72

EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)






Example 2: (Assumes rising interest rates)

Step 1.  Calculate Contract Value at End  $10,000.00 X (1.045)/3 /= $11,411.66
 of Contract Year 3:
Step 2. Calculate the Free Withdrawal     15% X $10,000.00 X (1.045)/2 /= $1,638.04
 Amount:
Step 3. Calculate the Withdrawal Charge:  .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value        I = 4.50%
 Adjustment:                              J = 4.80%
                                          N = 730 days = 2
                                              --------
                                              365 days

                                          Market Value Adjustment Factor: .9 X (I - J) X N =
                                          .9 X (.045 - .048) X (2) = - .0054

                                          Market Value Adjustment = Market Value Adjustment
                                          Factor X Amount Subject to Market Value Adjustment:
                                           = -.0054 X ($11,411.66 - $1,638.04) = - $52.78




Step 5. Calculate the amount received by
 a Contract Owner
as a result of full withdrawal at the
 end of Contract Year 3:                  $11,411.66 - $501.72 - $52.78 = $10,857.16



                                 49  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
NET INVESTMENT FACTOR
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 50  PROSPECTUS

Allstate Life Insurance Company          Statement of Additional Information
Allstate Financial Advisors                   dated May 1, 2006

Separate Account I
Post Office Box 80469
Lincoln, NE 68501-0469
1(800) 776 - 6978


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, datedMay 1, 2006, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                                TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contract
  Purchase of Contracts
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
  Incontestability
  Settlements
  Safekeeping of the Variable Account's Assets
  Premium Taxes
  Tax Reserves
Experts
Financial Statements
Appendix A Accumulation Unit Values



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.


We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract 0wners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

The Variable Sub-Accounts commenced operations on the following dates:

AIM VARIABLE PRODUCTS SERIES FUND:

                                       Sub-Account
Fund                                   Inception Date
Aggressive Growth                       05/01/98
Balanced                                05/01/98
Basic Value                             10/01/01
Blue Chip                               01/03/00
Capital Appreciation                    12/04/95
Capital Development                     05/01/98
Dent Demographic Trends                 01/03/00
Diversified Income                      12/04/95
Utilities                               12/04/95
Government Securities                   12/04/95
Growth                                  12/04/95
Core Equity                             12/04/95
High Yield                              05/01/98
International Growth                    12/04/95
Mid Cap Core Equity                     10/01/01
Money Market                            12/04/95
New Technology                          01/03/00
Premier Equity                          12/04/95




CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).


The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

..    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..    dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related consolidated financial statement schedules included in this Statement of Additional Information and incorporated in this prospectus by reference from the Allstate Life Insurance Company Annual Report on Form 10-K for the year ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003), and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.





FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..    consolidated financial statements of Allstate Life as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and related consolidated financial statement schedules,

..    the financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two years then ended,



The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.



                                                      APPENDIX A
                    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                               VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*

BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,               1998       1999       2000       2001       2002

AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $11.285    $13.289    $12.568    $10.988
Accumulation Unit Value, End of Period                                $11.285    $13.289    $12.568    $10.988     $8.991
Number of Units Outstanding, End of Period                            221,488  1,149,345  1,860,197  2,169,576  1,829,461
AIM V.I. BASIC VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --         --    $10.000    $11.204
Accumulation Unit Value, End of Period                                     --         --         --    $11.204     $8.610
Number of Units Outstanding, End of Period                                 --         --         --    114,661    362,017

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT**

Accumulation Unit Value, Beginning of Period                          $10.000    $11.025    $15.737    $13.840    $10.549
Accumulation Unit Value, End of Period                                $11.025    $15.737    $13.840    $10.549     $7.825
Number of Units Outstanding, End of Period                            223,554  1,105,150  1,996,042  2,026,054  1,701,758
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000     $9.902    $12.619    $13.609    $12.347
Accumulation Unit Value, End of Period                                 $9.902    $12.619    $13.609    $12.347     $9.584
Number of Units Outstanding, End of Period                             55,046    195,123    323,336    419,110    351,719

AIM V.I. CORE EQUITY SUB-ACCOUNT***

Accumulation Unit Value, Beginning of Period                          $10.000    $11.671    $15.465    $13.044     $9.935
Accumulation Unit Value, End of Period                                $11.671    $15.465    $13.044     $9.935     $8.279
Number of Units Outstanding, End of Period                            276,962  2,087,079  3,450,090  3,543,366  2,948,098
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --    $10.000     $7.902     $5.310
Accumulation Unit Value, End of Period                                     --         --     $7.902     $5.310     $3.554
Number of Units Outstanding, End of Period                                 --         --    731,687    853,160    636,488
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000     $9.861     $9.547     $9.490     $9.703
Accumulation Unit Value, End of Period                                 $9.861     $9.547     $9.490     $9.703     $9.798
Number of Units Outstanding, End of Period                             40,007    277,036    397,447    515,906    577,457
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $10.791    $14.226    $13.723     $9.762
Accumulation Unit Value, End of Period                                $10.791    $14.226    $13.723     $9.762     $7.175
Number of Units Outstanding, End of Period                             21,377    146,531    353,455    428,366    325,244
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $10.693    $10.130    $11.013    $11.567
Accumulation Unit Value, End of Period                                $10.693    $10.130    $11.013    $11.567    $12.513
Number of Units Outstanding, End of Period                             15,866    330,314    439,132    793,105  1,327,046
AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000     $9.088     $9.914     $7.927     $7.433
Accumulation Unit Value, End of Period                                 $9.088     $9.914     $7.927     $7.433     $6.909
Number of Units Outstanding, End of Period                            103,485    361,905    414,830    464,069    420,891
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000     $9.663    $14.788    $10.744     $8.109
Accumulation Unit Value, End of Period                                 $9.663    $14.788    $10.744     $8.109     $6.749
Number of Units Outstanding, End of Period                             63,514    374,374    817,142    899,043    760,508

AIM V.I. LARGE CAP GROWTH SUB-ACCOUNT****
Accumulation Unit Value, Beginning of Period                               --         --         --         --         --
Accumulation Unit Value, End of Period                                     --         --         --         --         --
Number of Units Outstanding, End of Period                                 --         --         --         --         --

AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --         --    $10.000    $11.361
Accumulation Unit Value, End of Period                                     --         --         --    $11.361     $9.969
Number of Units Outstanding, End of Period                                 --         --         --     85,806    236,014
AIM V.I. MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $10.209    $10.549    $11.023    $11.274
Accumulation Unit Value, End of Period                                $10.209    $10.549    $11.023    $11.274    $11.260
Number of Units Outstanding, End of Period                            111,395    250,507    290,648  1,138,754  1,250,463
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --    $10.000    $20.217    $10.479
Accumulation Unit Value, End of Period                                     --         --    $20.217    $10.479     $5.675
Number of Units Outstanding, End of Period                                 --         --    177,109    274,364    220,608
INVESCO VIF-TECHNOLOGY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --         --         --         --
Accumulation Unit Value, End of Period                                     --         --         --         --         --
Number of Units Outstanding, End of Period                                 --         --         --         --         --
INVESCO VIF-UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --         --         --         --
Accumulation Unit Value, End of Period                                     --         --         --         --         --
Number of Units Outstanding, End of Period                                 --         --         --         --         --


FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,             2003        2004        2005

AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $8.991     $10.327     $10.960
Accumulation Unit Value, End of Period                              $10.327     $10.960     $11.391
Number of Units Outstanding, End of Period                        1,705,684   1,613,524   1,450,240
AIM V.I. BASIC VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $8.610     $11.357     $12.451
Accumulation Unit Value, End of Period                              $11.357     $12.451     $12.996
Number of Units Outstanding, End of Period                          520,971     624,321     713,594

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT**

Accumulation Unit Value, Beginning of Period                         $7.825     $10.004     $10.529
Accumulation Unit Value, End of Period                              $10.004     $10.529     $11.312
Number of Units Outstanding, End of Period                        1,593,994   1,412,028   1,192,178
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $9.584     $12.805     $14.599
Accumulation Unit Value, End of Period                              $12.805     $14.599     $15.795
Number of Units Outstanding, End of Period                          385,619     419,991     442,897

AIM V.I. CORE EQUITY SUB-ACCOUNT***

Accumulation Unit Value, Beginning of Period                         $8.279     $10.167     $10.936
Accumulation Unit Value, End of Period                              $10.167     $10.936     $11.369
Number of Units Outstanding, End of Period                        2,678,037   2,398,429   2,123,816
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $3.554      $4.822      $5.153
Accumulation Unit Value, End of Period                               $4.822      $5.153      $5.402
Number of Units Outstanding, End of Period                          634,688     595,828     496,218
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $9.798     $10.565     $10.953
Accumulation Unit Value, End of Period                              $10.565     $10.953     $11.126
Number of Units Outstanding, End of Period                          577,339     562,324     547,691
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                        $12.513     $12.483     $12.638
Accumulation Unit Value, End of Period                              $12.483     $12.638     $12.682
Number of Units Outstanding, End of Period                        1,036,903     713,251     639,265
AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $6.909      $8.732      $9.589
Accumulation Unit Value, End of Period                               $8.732      $9.589      $9.722
Number of Units Outstanding, End of Period                          475,007     494,396     398,616
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $6.749      $8.598     $10.525
Accumulation Unit Value, End of Period                               $8.598     $10.525     $12.252
Number of Units Outstanding, End of Period                          657,958     690,016     775,603

AIM V.I. LARGE CAP GROWTH SUB-ACCOUNT****
Accumulation Unit Value, Beginning of Period                             --          --          --
Accumulation Unit Value, End of Period                                   --          --          --
Number of Units Outstanding, End of Period                               --          --          --

AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         $9.969     $12.528     $14.075
Accumulation Unit Value, End of Period                              $12.528     $14.075     $14.952
Number of Units Outstanding, End of Period                          324,494     407,678     412,927
AIM V.I. MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                        $11.260     $11.179     $11.111
Accumulation Unit Value, End of Period                              $11.179     $11.111     $11.244
Number of Units Outstanding, End of Period                          821,231     581,300     455,454
INVESCO VIF-TECHNOLOGY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             --     $10.000     $11.102
Accumulation Unit Value, End of Period                                   --     $11.102     $11.198
Number of Units Outstanding, End of Period                               --     166,676     126,887
INVESCO VIF-UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             --     $10.000     $12.242
Accumulation Unit Value, End of Period                                   --     $12.242     $14.119
Number of Units Outstanding, End of Period                               --     240,727     253,740



* The Contracts, including the Enhanced Death Benefit Rider, were first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the AIM V.I. Blue Chip, AIM V.I. Dent Demographics Trends, and AIM V.I. New Technology Variable Sub-Accounts, which commenced operations on January 3, 2000, and the AIM V.I. Basic Value and AIM V.I. Mid Cap Core Equity Sub-Accounts, which commenced operations on October 1, 2001, and the AIM V.I. Technology Sub-Account and the AIM V.I. Utilities Sub-Account, which were first offered on April 30, 2004.



** May 1, 2006, the AIM V.I. Aggressive Growth Fund - Series I and AIM V.I. Growth Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I . Accordingly, on May 1, 2006, we combined the AIM V.I. Large Cap Growth - Series II Sub-Account and AIM V.I. Growth
      - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

*** May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006, we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.

**** June 12, 2006, the AIM V.I. Blue Chip Fund - Series I was reorganized into the AIM V.I. Large Cap Growth Fund - Series I. Accordingly, on June 12, 2006, we combined the AIM V.I. Blue Chip - Series I Sub-Account into the AIM V.I. Large Cap Growth - Series I Sub-Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
(IN MILLIONS)                                                           2005           2004          2003
                                                                    -----------    -----------    -----------
REVENUES
Premiums (net of reinsurance ceded of $606, $526 and $418)          $       474    $       637    $       959
Contract charges                                                          1,079            961            872
Net investment income                                                     3,707          3,260          3,082
Realized capital gains and losses                                            19            (11)           (84)
                                                                    -----------    -----------    -----------

                                                                          5,279          4,847          4,829

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $515,
   $418 and $336)                                                         1,340          1,359          1,595
Interest credited to contractholder funds                                 2,340          1,923          1,764
Amortization of deferred policy acquisition costs                           568            534            479
Operating costs and expenses                                                433            462            493
                                                                    -----------    -----------    -----------
                                                                          4,681          4,278          4,331

LOSS ON DISPOSITION OF OPERATIONS                                            (7)           (24)           (45)
                                                                    -----------    -----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                         591            545            453
Income tax expense                                                          174            189            162
                                                                    -----------    -----------    -----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                        417            356            291

Cumulative effect of change in accounting principle, after-tax               --           (175)           (13)
                                                                    -----------    -----------    -----------

NET INCOME                                                                  417            181            278
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses                                 (425)           (40)             1
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX                               (425)           (40)             1
                                                                    -----------    -----------    -----------

COMPREHENSIVE (LOSS) INCOME                                         $        (8)   $       141    $       279
                                                                    ===========    ===========    ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                              -----------------------
                                                                                 2005         2004
                                                                              ----------   ----------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $59,717 and
      $55,964)                                                                $   61,977   $   59,291
   Mortgage loans                                                                  8,108        7,318
   Equity securities                                                                 324          214
   Short-term                                                                        927        1,440
   Policy loans                                                                      729          722
   Other                                                                             691          704
                                                                              ----------   ----------
      Total investments                                                           72,756       69,689
Cash                                                                                 154          241
Deferred policy acquisition costs                                                  3,948        3,176
Reinsurance recoverables, net                                                      1,699        1,507
Accrued investment income                                                            648          593
Other assets                                                                         582          818
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL ASSETS                                                               $   95,022   $   90,401
                                                                              ==========   ==========
LIABILITIES
Contractholder funds                                                          $   58,190   $   53,939
Reserve for life-contingent contract benefits                                     11,881       11,203
Unearned premiums                                                                     35           31
Payable to affiliates, net                                                            98           79
Other liabilities and accrued expenses                                             3,054        3,721
Deferred income taxes                                                                340          638
Long-term debt                                                                       181          104
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL LIABILITIES                                                              89,014       84,092
                                                                              ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 49,230 shares issued and outstanding                                    5            5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --           --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5            5
Additional capital paid-in                                                         1,108        1,108
Retained income                                                                    4,302        4,178
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                           588        1,013
                                                                              ----------   ----------
   Total accumulated other comprehensive income                                      588        1,013
                                                                              ----------   ----------
   TOTAL SHAREHOLDER'S EQUITY                                                      6,008        6,309
                                                                              ----------   ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   95,022   $   90,401
                                                                              ==========   ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  YEAR ENDED DECEMBER 31,
                                                          --------------------------------------
(IN MILLIONS)                                                2005          2004          2003
                                                          ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                $        5    $       82    $       93
Redemption of stock                                                -            (7)          (11)
Reclassification to long-term debt                                 -           (70)            -
                                                          ----------    ----------    ----------

Balance, end of year                                               5             5            82
                                                          ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES B                              -             -             -
                                                          ----------    ----------    ----------

COMMON STOCK                                                       5             5             5
                                                          ----------    ----------    ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     1,108         1,067         1,067
Capital contributions                                              -            41             -
                                                          ----------    ----------    ----------

Balance, end of year                                           1,108         1,108         1,067
                                                          ----------    ----------    ----------

RETAINED INCOME
Balance, beginning of year                                     4,178         4,222         4,145
Net income                                                       417           181           278
Dividends                                                       (293)         (225)         (201)
                                                          ----------    ----------    ----------

Balance, end of year                                           4,302         4,178         4,222
                                                          ----------    ----------    ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                     1,013         1,053         1,052
Change in unrealized net capital gains and losses               (425)          (40)            1
                                                          ----------    ----------    ----------

Balance, end of year                                             588         1,013         1,053
                                                          ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY                                $    6,008    $    6,309    $    6,429
                                                          ==========    ==========    ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                        --------------------------------------
(IN MILLIONS)                                                                               2005         2004          2003
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                              $      417    $      181    $      278
   Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                                    (175)         (145)         (175)
     Realized capital gains and losses                                                         (19)           11            84
     Loss on disposition of operations                                                           7            24            45
     Cumulative effect of change in accounting principle                                         -           175            13
         Interest credited to contractholder funds                                           2,340         1,923         1,764
       Changes in:
         Policy benefit and other insurance reserves                                          (200)          (85)           45
         Unearned premiums                                                                       4             2             8
         Deferred policy acquisition costs                                                    (198)         (279)         (253)
         Reinsurance recoverables                                                             (197)         (241)         (141)
         Income taxes payable                                                                   18            40             3
         Other operating assets and liabilities                                                 95           (86)           81
                                                                                        ----------    ----------    ----------
         Net cash provided by operating activities                                           2,092         1,520         1,752
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  10,881         9,040         8,158
   Equity securities                                                                            57           349            80
Investment collections
   Fixed income securities                                                                   4,575         4,314         4,818
   Mortgage loans                                                                            1,172           729           679
Investments purchases
   Fixed income securities                                                                 (18,756)      (20,295)      (19,225)
   Equity securities                                                                          (203)         (334)          (47)
   Mortgage loans                                                                           (1,976)       (1,711)       (1,146)
Change in short-term investments, net                                                         (352)           11           236
Change in other investments, net                                                              (110)           (6)           14
                                                                                        ----------    ----------    ----------
       Net cash used in investing activities                                                (4,712)       (7,903)       (6,433)
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of redeemable preferred stock                                                       (25)          (20)          (11)
Contractholder fund deposits                                                                11,373        13,076         9,841
Contractholder fund withdrawals                                                             (8,604)       (6,352)       (5,253)
Dividends paid                                                                                (211)         (201)          (27)
                                                                                        ----------    ----------    ----------
       Net cash provided by financing activities                                             2,533         6,503         4,550
                                                                                        ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                                                (87)          120          (131)
CASH AT BEGINNING OF YEAR                                                                      241           121           252
                                                                                        ----------    ----------    ----------
CASH AT END OF YEAR                                                                     $      154    $      241    $      121
                                                                                        ==========    ==========    ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the 2005 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels. The principal individual products are deferred and immediate fixed annuities, variable annuities and interest-sensitive and traditional life insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2005, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, global and national banks, national and regional broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agencies affiliated with master brokerage agencies. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $67 million and $42 million, and cost of $62 million and $33 million at December 31, 2005 and 2004, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $257 million and $172 million at December 31, 2005 and 2004, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities, funds received in connection with securities repurchase agreements, and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income, equity securities and short-term investments when the decline in fair value is deemed other than temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million and $8 million in 2005 and 2004, respectively, and gains of $16 million in 2003.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITY REPURCHASE AGREEMENTS AND SECURITIES LOANED

     Securities lending transactions, and securities sold under agreements to repurchase which primarily includes a mortgage dollar roll program ("repurchase agreements"), are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender.

Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, related to sales inducements offered on sales to new customers, principally on fixed and variable annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, fixed and variable annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. The amortization periods range from 15-30 years; however, estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, withdrawal and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004 and 2003. Whenever actual separate accounts fund performance based on the two most recent years varies from the expectation, the Company projects performance levels over the next five years such that the mean return over a seven-year period equals the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $37 million and $45 million at December 31, 2005 and 2004, respectively. Amortization expense on the present value of future profits was $8 million, $6 million and $36 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment testing indicated no impairment at December 31, 2005.

     In 2004, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax), which was classified as loss on disposition of operations, based on the Company's decision to sell two life insurance companies.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.90 billion and $13.41 billion of equity, fixed income and balanced mutual funds and $580 million and $279 million of money market mutual funds at December 31, 2005 and 2004, respectively.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position (see Note 8).

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur or receive a majority of the entity's expected returns, or both (see Note 13).

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
  FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
  AID ("TPA") RE. SOP 03-1

      In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA did not have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 46 AND 46R,
  "CONSOLIDATION OF VARIABLE INTEREST ENTITIES" ("FIN 46" AND "FIN 46R")

     In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as VIEs, should be consolidated in a company's financial statements. A company must consolidate a VIE in which it has an investment if it has determined to be the primary beneficiary. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIE. See Note 13 for the impact of adoption.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
  "EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS" ("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 is not expected to have a material effect on the results of operations or financial position of the Company.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. The Company is currently assessing the impact of the SOP on its results of operations and financial position.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes," and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
     OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006 the FASB issued SFAS No. 155, which resolves issues addressed in Statement 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets." SFAS No. 155, among other things, permits the fair value remeasurement of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133; and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation. SFAS No. 155 is effective for all financial instruments acquired or issued in a fiscal year beginning after September 15, 2006. The Company is currently assessing the impact of SFAS No. 155 on its results of operations and financial position.

3.   DISPOSITIONS

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During the third quarter, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $443 million at December 31, 2005 ($114 million and $297 million are classified as reinsurance recoverables and separate accounts, respectively) are still available for sale.

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish Re (U.S.) Inc. In connection with these disposal activities, the Company recorded an additional loss on disposition of $3 million ($2 million after-tax) and $21 million ($14 million after-tax) in 2005 and 2004, respectively (see Notes 9 and 10).

SUBSEQUENT EVENT

     On March 8, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation, entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. Total consideration is expected to be approximately $581 million, subject to adjustment for changes in equity markets and interest rates between the effective date of the Agreement and the closing of the transaction. ALIC has entered into an economic hedge that it believes will substantially reduce its economic exposure to the variability of this arrangement from the period
between the effective date of the Agreement and closing.   As a result of the
modified coinsurance reinsurance, the separate account assets and liabilities will remain on ALIC's consolidated statements of financial position, but the related results of operations will be fully reinsured to Prudential. The sale is expected to result in the recognition of a small gain, which will be amortized into earnings over the life of the Agreement. A level of cash or cash equivalents in an amount equal to the fixed (general) account liabilities of approximately $1 billion, net of the consideration, will be needed to settle our obligation to Prudential at closing under the coinsurance portion of the Agreement. An evaluation will occur in the first quarter of 2006 regarding available sources of funds for settlements, which may include such items as cash flows from operations, sales of existing investments or borrowings.

     Under the Agreement, ALIC, ALNY and the Corporation will each indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement will give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. ALIC and ALNY have also agreed to continue to issue variable annuity contracts in the financial institutions channel for a period of at least thirty-three months and cede them to Prudential. The Agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

     In 2005, ALIC's and ALNY's variable annuity business generated approximately $278 million in contract charges on separate account balances of $14 billion and general account balances of $2 billion as of December 31, 2005. Separate account balances totaling approximately $1 billion related to the variable life business and three companies held for sale continue to be retained by ALIC.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $51 million, $79 million and $41 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

     Liabilities for collateral received in conjunction with securities lending and other activities and for funds received from security repurchase activities were $ 2.23 billion, $2.93 billion and $1.92 billion at December 31, 2005, 2004, and 2003, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the related changes in investments, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                                 2005          2004          2003
                                                                           ----------    ----------    ----------
Net change in fixed income securities                                      $     (221)   $     (305)   $     (520)
Net change in short-term investments                                              918          (705)         (162)
                                                                           ----------    ----------    ----------
    Operating cash flow provided (used)                                    $      697    $   (1,010)   $     (682)
                                                                           ==========    ==========    ==========

Liabilities for collateral and security repurchase, beginning of year      $   (2,928)   $   (1,918)   $   (1,236)
Liabilities for collateral and security repurchase, end of year                (2,231)       (2,928)       (1,918)
                                                                           ----------    ----------    ----------
    Operating cash flow (used) provided                                    $     (697)   $    1,010    $      682
                                                                           ==========    ==========    ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $410 million, $322 million, and $299 million in 2005, 2004 and 2003, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $235 million, $98 million and $119 million of structured settlement annuities, a type of immediate annuity, in 2005, 2004 and 2003, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $9 million, $27 million and $21 million relate to structured settlement annuities with life contingencies and are included in premium income for 2005, 2004, and 2003, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation ("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.94 billion and $4.96 billion at December 31, 2005 and 2004, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $46 million, $44 million and $38 million of commission and other distribution expenses for the years ending December 31, 2005, 2004 and 2003, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2005, 2004 and 2003, the Company assumed $0.2 million, $14 million and $17 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During 2003, the Company ceded $0.4 million in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2005. The Company assumed premiums from AIC in the amount of $0.3 million and $2 million in 2004 and 2003, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13).

     As of December 31, 2005 and 2004, the Company has $32 million and $57 million, respectively, of redeemable preferred stock - Series A issued to The Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2005, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                                   AMORTIZED    -------------------------       FAIR
     (IN MILLIONS)                                    COST         GAINS         LOSSES         VALUE
                                                  -----------   -----------   -----------    -----------
     AT DECEMBER 31, 2005
     U.S. government and agencies                 $     2,639   $       850   $        (2)   $     3,487
     Municipal                                          4,291           167           (15)         4,443
     Corporate (1)                                     33,437         1,216          (273)        34,380
     Foreign government                                 1,727           374            (2)         2,099
     Mortgage-backed securities                         5,742            29           (78)         5,693
     Commercial mortgage-backed securities              6,745            50           (63)         6,732
     Asset-backed securities                            5,114            32           (28)         5,118
     Redeemable preferred stock                            22             3             -             25
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    59,717   $     2,721   $      (461)   $    61,977
                                                  ===========   ===========   ===========    ===========
     AT DECEMBER 31, 2004
     U.S. government and agencies                 $     2,535   $       798   $         -    $     3,333
     Municipal                                          3,231           106           (14)         3,323
     Corporate (1)                                     32,320         1,975           (89)        34,206
     Foreign government                                 1,511           333            (1)         1,843
     Mortgage-backed securities                         5,905            84           (15)         5,974
     Commercial mortgage-backed securities              6,074           141           (13)         6,202
     Asset-backed securities                            4,331            46           (31)         4,346
     Redeemable preferred stock                            57             7             -             64
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    55,964   $     3,490   $      (163)   $    59,291
                                                  ===========   ===========   ===========    ===========

     (1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $945 million and $1.05 billion at December 31, 2005 and 2004, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                 AMORTIZED      FAIR
     (IN MILLIONS)                                 COST         VALUE
                                                ----------   ----------
     Due in one year or less                    $    1,113   $    1,124
     Due after one year through five years          10,921       11,082
     Due after five years through ten years         18,250       18,622
     Due after ten years                            18,577       20,338
                                                ----------   ----------
                                                    48,861       51,166
     Mortgage- and asset-backed securities          10,856       10,811
                                                ----------   ----------
        Total                                   $   59,717   $   61,977
                                                ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                            2005         2004          2003
                                           ----------   ----------    ----------
     Fixed income securities               $    3,377   $    3,072    $    2,875
     Mortgage loans                               469          435           415
     Equity securities                             37           24             8
     Other                                         19         (143)         (121)
                                           ----------   ----------    ----------
       Investment income, before expense        3,902        3,388         3,177
       Investment expense                         195          128            95
                                           ----------   ----------    ----------
         Net investment income             $    3,707   $    3,260    $    3,082
                                           ==========   ==========    ==========

     Net investment income from equity securities includes income from partnership interests of $35 million, $19 million and $7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Fixed income securities                              $      (94)   $      (87)   $     (181)
     Equity securities                                             7            11           (10)
     Other investments                                           106            65           107
                                                          ----------    ----------    ----------
       Realized capital gains and losses, pre-tax                 19           (11)          (84)
       Income tax (expense) benefit                               (7)            3            30
                                                          ----------    ----------    ----------
         Realized capital gains and losses, after-tax     $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Investment write-downs                               $      (24)   $      (81)   $     (178)
     Dispositions (1)                                             88           129            64
     Valuation of derivative instruments                        (105)          (66)           12
     Settlement of derivative instruments                         60             7            18
                                                          ----------    ----------    ----------
     Realized capital gains and losses, pre-tax                   19           (11)          (84)
     Income tax (expense) benefit                                 (7)            3            30
                                                          ----------    ----------    ----------
       Realized capital gains and losses, after-tax       $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments, subsequent credit deterioration, relative value opportunities, market liquidity concerns and portfolio reallocations can subsequently change our previous intent to continue holding a security. The Company recognized losses of $67 million due to a change in intent to hold certain securities during 2005.

     Gross gains of $199 million, $189 million and $173 million and gross losses of $132 million, $157 million and $184 million were realized on sales of fixed income securities during 2005, 2004 and 2003, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2005                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   61,977    $    2,721   $     (461)   $        2,260
Equity securities                                                     324             6           (1)                5
Derivative instruments(1)                                              (6)            -           (6)               (6)
                                                                                                        --------------
  Total                                                                                                          2,259

Amount recognized for: (2)
    Premium deficiency reserve                                                                                  (1,343)
    Deferred policy acqusition and sales inducement costs                                                          (12)
                                                                                                        --------------
      Total                                                                                                     (1,355)
  Deferred income taxes                                                                                           (316)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $          588
                                                                                                        ==============

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2004                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   59,291    $    3,490   $     (163)   $        3,327
Equity securities                                                     214             9            -                 9
Derivative instruments                                                (10)            -          (23)              (23)
                                                                                                        --------------
  Total                                                                                                          3,313

Amount recognized for:
    Premium deficiency reserve                                                                                  (1,089)
    Deferred policy acqusition and sales inducement costs                                                         (665)
                                                                                                        --------------
      Total                                                                                                     (1,754)
    Deferred income taxes                                                                                         (546)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $        1,013
                                                                                                        ==============

----------
  (1) Included in the fair value of derivative securities is $4 million classified as assets and $2 million classified as liabilities.

  (2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life- contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                          2005          2004          2003
                                                                    ----------    ----------    ----------
Fixed income securities                                             $   (1,067)   $      150    $       95
Equity securities                                                           (4)            5            12
Derivative instruments                                                      17           (21)           (4)
                                                                    ----------    ----------    ----------
  Total                                                                 (1,054)          134           103

Amounts recognized for:
  Premium deficiency reserve                                              (254)         (157)         (136)
  Deferred policy acquisition and sales inducement costs                   653           (39)           35
                                                                    ----------    ----------    ----------
    Total                                                                  399          (196)         (101)
Deferred income taxes                                                      230            22            (1)
                                                                    ----------    ----------    ----------
  (Decrease) increase in unrealized net capital gains and losses    $     (425)   $      (40)   $        1
                                                                    ==========    ==========    ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                               LESS THAN 12 MONTHS
                                                     ---------------------------------------
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED
               AT DECEMBER 31, 2005                     ISSUES        VALUE         LOSSES
                                                     -----------   -----------   -----------
Fixed income securities
  U.S. government and agencies                                13   $        99   $        (2)
  Municipal                                                  160           878           (12)
  Corporate                                                  819         9,936          (193)
  Foreign government                                          21           291            (2)
  Mortgage-backed securities                                 755         3,694           (60)
  Commercial mortgage-backed securities                      321         3,727           (53)
  Asset-backed securities                                    119         1,162           (12)
  Redeemable preferred stock                                   -             -             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          2,208        19,787          (334)

Equity securities                                              2             9            (1)
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   2,210   $    19,796   $      (335)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   2,076   $    19,203   $      (314)
Below investment grade fixed income securities               132           584           (20)
                                                     -----------   -----------   -----------
  Total fixed income securities                            2,208   $    19,787   $      (334)
                                                     ===========   ===========   ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 7   $        19   $         -
  Municipal                                                  126           525            (8)
  Corporate                                                  328         3,762           (45)
  Foreign government                                           6            63            (1)
  Mortgage-backed securities                                 485         1,960           (14)
  Commercial mortgage-backed securities                       88         1,084            (9)
  Asset-backed securities                                     97         1,011           (12)
  Redeemable preferred stock                                   3             3             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          1,140         8,427           (89)

Equity securities                                              -             -             -
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   1,078   $     8,159   $       (80)
Below investment grade fixed income securities                62           268            (9)
                                                     -----------   -----------   -----------
  Total fixed income securities                            1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========

                                                                12 MONTHS OR MORE
                                                     ------------------------------------          TOTAL
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED     UNREALIZED
               AT DECEMBER 31, 2005                    ISSUES         VALUE         LOSSES         LOSSES
                                                     -----------   -----------   -----------    -----------
Fixed income securities
  U.S. government and agencies                                 3   $         8   $         -    $        (2)
  Municipal                                                   25            96            (3)           (15)
  Corporate                                                  168         1,962           (80)          (273)
  Foreign government                                           2            20             -             (2)
  Mortgage-backed securities                                 222           587           (18)           (78)
  Commercial mortgage-backed securities                       36           329           (10)           (63)
  Asset-backed securities                                     48           359           (16)           (28)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            504         3,361          (127)          (461)

Equity securities                                              -             -             -             (1)
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     504   $     3,361   $      (127)   $      (462)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     488   $     3,227   $      (112)   $      (426)
Below investment grade fixed income securities                16           134           (15)           (35)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              504   $     3,361   $      (127)   $      (461)
                                                     ===========   ===========   ===========    ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 1   $         3   $         -    $         -
  Municipal                                                   15           130            (6)           (14)
  Corporate                                                   98         1,251           (44)           (89)
  Foreign government                                           -             -             -             (1)
  Mortgage-backed securities                                  25            32            (1)           (15)
  Commercial mortgage-backed securities                       15           197            (4)           (13)
  Asset-backed securities                                     25           274           (19)           (31)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            179         1,887           (74)          (163)

Equity securities                                              -             -             -              -
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     155   $     1,635   $       (51)   $      (131)
Below investment grade fixed income securities                24           252           (23)           (32)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========

     As of December 31, 2005, $444 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $444 million, $416 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2005, the remaining $18 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $18 million, $10 million related to investment grade fixed income securities, $8 million related to below investment grade fixed income securities. There were no equity securities with unrealized losses greater than or equal to 20% of cost or amortized cost. Of these amounts, $7 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve months or more as of December 31, 2005. Additionally, $8 million of unrealized losses from below investment grade securities were airline industry issues for which values were depressed due to company or issue specific conditions and economic issues, including fuel costs. The $8 million of unrealized losses includes $1 million of corporate fixed income securities and $7 million of asset-backed securities. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2005, the securities comprising the $18 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2005 and 2004, the carrying value for cost method investments was $213 million and $130 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In 2005 and 2004, the Company had write-downs of $0.1 million and $2 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2005 and 2004 was $3 million and $22 million, respectively. No valuation allowances were held at December 31, 2005 and 2004 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $2 million and $2 million during 2005, 2004 and 2003, respectively. The average balance of impaired loans was $6 million, $29 million and $23 million during 2005, 2004 and 2003, respectively.

     No valuation allowances were charged to operations in 2005. Valuation allowances charged to operations during 2004 and 2003 were $1 million and $3 million, respectively. In 2004 and 2003, $1 million of a balance previously written off was recovered and $3 million of direct write-downs were charged against the allowances, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)      2005      2004
                                                       -------   -------
     California                                           22.2%     24.7%
     New Jersey                                            9.6       7.3
     Texas                                                 6.8       7.4
     New York                                              6.5       4.5
     Illinois                                              5.7       7.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005      2004
                                                          -------   -------
     California                                              16.6%     14.6%
     Illinois                                                 8.5       8.2
     Texas                                                    8.1       8.2
     Pennsylvania                                             6.6       6.5
     New York                                                 5.7       5.3
     New Jersey                                               5.0       5.7
     Georgia                                                  4.5       5.1

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005       2004
                                                          -------    -------
     Office buildings                                        32.4%      30.8%
     Warehouse                                               23.2       24.8
     Retail                                                  22.6       25.2
     Apartment complex                                       18.4       15.7
     Industrial                                               1.2        1.3
     Other                                                    2.2        2.2
                                                           ------     ------
                                                            100.0%     100.0%
                                                           ======     ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2005 for loans that were not in foreclosure are as follows:

                                            NUMBER      CARRYING
     ($ IN MILLIONS)                       OF LOANS      VALUE       PERCENT
                                          ----------   ----------   ----------
     2006                                         57   $      419          5.2%
     2007                                         78          631          7.8
     2008                                         94          756          9.3
     2009                                        126        1,125         13.9
     2010                                        121        1,281         15.8
     Thereafter                                  488        3,896         48.0
                                          ----------   ----------   ----------
     Total                                       964   $    8,108        100.0%
                                          ==========   ==========   ==========

     In 2005, $329 million of commercial mortgage loans were contractually due. Of these, 77% were paid as due, 22% were refinanced at prevailing market terms and 1% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     The Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity other than certain U.S. government and government agencies.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2005 and 2004, fixed income securities with a carrying value of $1.81 billion and $1.67 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $4 million and $4 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company participates in programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2005 and 2004, the Company had $87 million and $721 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the program was $9 million, $23 million, and $13 million for the years ended December 31, 2005, 2004 and 2003, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.13 billion and $3.72 billion at December 31, 2005 and 2004, respectively.

     At December 31, 2005, fixed income securities with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     At December 31, 2005, the carrying value of investments that were non-income producing, excluding equity securities, was $11 million of fixed income securities.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                            2005                         2004
                                                  -------------------------   --------------------------
     (IN MILLIONS)                                  CARRYING       FAIR        CARRYING         FAIR
                                                     VALUE         VALUE         VALUE          VALUE
                                                  -----------   -----------   -----------    -----------
     Fixed income securities                      $    61,977   $    61,977   $    59,291    $    59,291
     Mortgage loans                                     8,108         8,290         7,318          7,635
     Equity securities                                     67            67            42             42
     Short-term investments                               927           927         1,440          1,440
     Policy loans                                         729           729           722            722
     Separate Accounts                                 15,235        15,235        14,377         14,377

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2005 and 2004, equity securities in the table above exclude $257 million and $172 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                                   2005                   2004
                                                            -------------------   -------------------
                                                            CARRYING     FAIR     CARRYING     FAIR
     (IN MILLIONS)                                            VALUE      VALUE      VALUE      VALUE
                                                            --------   --------   --------   --------
     Contractholder funds on investment contracts           $ 50,253   $ 48,269   $ 46,384   $ 44,601
     Long-term debt                                              181        181        104        104
     Liability for collateral and repurchase agreements        2,231      2,231      2,928      2,928
     Separate Accounts                                        15,235     15,235     14,377     14,377

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts while hedging on a macro basis.

     Asset-liability management is a risk management strategy that is employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures for macro-hedging related primarily to anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock and equity options in annuity product contracts, which provide equity returns to contractholders. In addition, the Company owns certain equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2005, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

                                                      2005                                          2004
                                   ------------------------------------------    -------------------------------------------
                                                        FAIR VALUE                                  FAIR VALUE
                                              -------------------------------               --------------------------------
                                                FAIR       CASH                               FAIR        CASH
                                   NOTIONAL     VALUE      FLOW         NON-     NOTIONAL     VALUE       FLOW         NON-
($ in millions)                     AMOUNT      HEDGE      HEDGE       HEDGE      AMOUNT      HEDGE      HEDGE        HEDGE
                                   --------   --------   --------    --------    --------   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $ 22,304   $     12   $      -    $     82    $ 18,481   $   (215)   $      -    $     79
 Macro hedging                        3,319          -          -           1       5,437          -           -          (1)
 Hedging of equity exposure in
  annuity contracts                   4,523          -          -          66       2,417          -           -          57
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements               2,501        327          -           -       4,434        612           -           -
 Other                                  642          3         (6)         (1)        470         14         (23)          1

ASSET REPLICATION                       432          -          -           -         240          -           -           -

EMBEDDED DERIVATIVES
 Convertibles                           453          -          -         159         466          -           -         157
 Equity indexed notes                   325          -          -         133         150          -           -          52
 Annuity contracts                    4,494                              (113)      2,590                               (104)
                                   --------   --------   --------    --------    --------   --------    --------    --------

TOTAL                              $ 38,993   $    342   $     (6)   $    327    $ 34,685   $    411    $    (23)   $    241
                                   ========   ========   ========    ========    ========   ========    ========    ========

                                        IMPACT TO PRETAX INCOME
                                   --------------------------------
($ in millions)                      2005        2004        2003
                                   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $   (161)   $   (241)   $   (196)
 Macro hedging                           (9)        (32)         10
 Hedging of equity exposure in
  annuity contracts                      20          53          90
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements                  (9)         48         (16)
 Other                                  (10)         (8)         (9)

ASSET REPLICATION                         2           1           -

EMBEDDED DERIVATIVES
 Convertibles                            27          14          31
 Equity indexed notes                    19           -           -
 Annuity contracts                       (8)         13         (82)
                                   --------    --------    --------

TOTAL                              $   (129)   $   (152)   $   (172)
                                   ========    ========    ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                           CARRYING VALUE
                                                   ASSETS              (LIABILITIES)
  (IN MILLIONS)                                2005       2004       2005        2004
                                             --------   --------   --------    --------
  Fixed income securities                    $    292   $    209  $       -    $      -
  Other investments                               522        622          -           -
  Other assets                                      3         14          -           -
  Contractholder funds                              -          -       (113)       (105)
  Other liabilities and accrued expenses            -          -        (41)       (111)
                                             --------   --------   --------    --------
     Total                                   $    817   $    845   $   (154)   $   (216)
                                             ========   ========   ========    ========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(6) million and $(23) million at December 31, 2005 and 2004, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $17 million, $(18) million, and $(5) million in 2005, 2004 and 2003, respectively, and the amortization of gains to income of $3 million in 2004 and $(1) million in 2003.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE           ASSETS        (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      11,512   $          43    $          49    $          (6)
Financial futures contracts                                        4,188               1                1                -
Interest rate cap and floor agreements                            10,792              51               49                2
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     26,492              95               99               (4)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           3,948              66              101              (35)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   2,765             321              323               (2)
Foreign currency futures contracts                                    31               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   2,796             321              323               (2)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      432               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                    1,208               2                -                2
Guaranteed withdrawal benefit                                        532               -                -                -
Conversion options in fixed income securities                        453             159              159                -
Equity indexed call options in fixed income securities               325             133              133                -
Equity-indexed and forward starting options in life and
  annuity product contracts                                        2,650            (120)               -             (120)
Other embedded derivative financial instruments                      132               4               (1)               5
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    5,300             178              291             (113)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                                25               3                3                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      38,993   $         663    $         817    $        (154)
                                                           =============   =============    =============    =============

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      16,531   $        (124)   $         (49)   $         (75)
Financial futures contracts                                        6,002              (1)               1               (2)
Interest rate cap and floor agreements                             4,850              43               31               12
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     27,383             (82)             (17)             (65)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           1,968              58               92              (34)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   1,704             535              547              (12)
Foreign currency futures contracts                                    21               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   1,725             535              547              (12)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      240               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                      623               1                -                1
Conversion options in fixed income securities                        466             157              157                -
Equity indexed call options in fixed income securities               150              52               52                -
Equity indexed and forward starting options in life and
 annuity product contracts                                         1,953            (106)               -             (106)
Other embedded derivative financial instruments                       42              (1)              (1)               -
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    3,234             103              208             (105)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                               135              15               15                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      34,685   $         629    $         845    $        (216)
                                                           =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2005, counterparties pledged $352 million in cash to the Company and the Company did not have any collateral pledged to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)                          2005                                                     2004
                 -----------------------------------------------------   ---------------------------------------------------------
                  NUMBER OF                                  EXPOSURE,      NUMBER OF                                  EXPOSURE,
                   COUNTER-      NOTIONAL      CREDIT          NET OF        COUNTER-      NOTIONAL      CREDIT         NET OF
RATING (1)         PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)
---------------  -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
      AAA                  1   $       484   $        10   $          10             2   $     1,984   $         -   $           -
       AA                  5         6,171           123              25             2         2,228           183              13
      AA-                  3         3,484            14              14             4         5,825             8               8
       A+                  6        15,337           273              23             5         9,538           322              17
       A                   1            30             -               -             2         3,806            12               2
                 -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
     Total                16   $    25,506   $       420   $          72            15   $    23,381   $       525   $          40
                 ===========   ===========   ===========   =============   ===========   ===========   ===========   =============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                          2005                        2004
                                                -------------------------   -------------------------
                                                CONTRACTUAL       FAIR      CONTRACTUAL      FAIR
(IN MILLIONS)                                      AMOUNT        VALUE         AMOUNT        VALUE
                                                -----------   -----------   -----------   -----------
Commitments to invest                           $       569   $         -   $       363   $         -
Private placement commitments                           205             -            39             -
Commitments to extend mortgage loans                    407             4            85             1
Credit guarantees                                       212             -           146             -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data. In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the amount of the aggregate initial investment, which totaled approximately $212 million at December 31, 2005. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2005.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                            2005        2004
                                                                           ----------  ----------
     Immediate annuities:
     Structured settlement annuities                                       $    6,813  $    6,392
     Other immediate annuities                                                  2,414       2,407
     Traditional Life                                                           2,094       1,961
     Other                                                                        560         443
                                                                           ----------  ----------
     Total reserve for life-contingent contract benefits                   $   11,881  $   11,203
                                                                           ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                           INTEREST                  ESTIMATION
           PRODUCT                            MORTALITY                      RATE                      METHOD
 Structured settlement annuities    U.S. population with projected       Interest rate            Present value of
                                    calendar year improvements;          assumptions range        contractually
                                    mortality rates adjusted for         from 4.0% to 11.7%       specified future
                                    each impaired life based on                                   benefits
                                    reduction in life expectancy and
                                    nature of impairment

 Other immediate annuities          1983 group annuity mortality         Interest rate            Present value of
                                    table                                assumptions range        expected future
                                    1983 individual annuity              from 1.9% to 11.5%       benefits based on
                                    mortality table                                               historical experience
                                    1983-a annuity mortality table

 Traditional life                   Actual company experience plus       Interest rate            Net level premium
                                    loading                              assumptions range        reserve method using
                                                                         from 4.0% to 11.3%       the Company's
                                                                                                  withdrawal experience
                                                                                                  rates
  Other:
    Variable annuity guaranteed     90% of 1994 group annuity            7%                       Projected benefit
    minimum death benefits          mortality table with internal                                 ratio applied to
                                    modifications                                                 cumulative assessments

    Accident & health               Actual company experience plus                                Unearned premium;
                                    loading                                                       additional contract
                                                                                                  reserves for
                                                                                                  traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.34 billion and $1.09 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2005 and 2004, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Interest-sensitive life                                                        $     7,917  $     7,397
Investment contracts:
Fixed annuities                                                                     37,451       34,590
  Guaranteed investment contracts                                                      198          485
  Funding agreements backing medium-term notes                                      12,454       10,135
  Other investment contacts                                                            170        1,332
                                                                               -----------  -----------
  Total contractholder funds                                                   $    58,190  $    53,939
                                                                               ===========  ===========

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range           Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                       amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range           Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate        generally over nine years or less. Additionally,
                                     annuities and 0% to 16% for fixed       approximately 28.7% of fixed annuities are
                                     annuities (which include                subject to market value adjustment for
                                     equity-indexed annuities whose          discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Guaranteed investment contracts      Interest rates credited range           Generally not subject to discretionary withdrawal
                                     from 2.95% to 7.85%

Funding agreements backing           Interest rates credited range           Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)
Other investment contracts:

 Variable guaranteed minimum         Interest rates used in                  Withdrawal and surrender charges are based on
 income benefit and                  establishing reserves range from        the terms of the related interest-sensitive life
 secondary guarantees on             1.75% to 10.3%                          or fixed annuity contract.
 interest-sensitive life and
 fixed annuities

 Other investment contracts          Interest rates credited equaled 4.5%    Not applicable

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Balance, beginning of year                                                     $    53,939  $    44,914
 Impact of adoption of SOP 03-1(1)                                                       -          421
 Deposits                                                                           11,410       13,076
 Interest credited                                                                   2,340        1,912
 Benefits                                                                             (972)        (714)
 Surrenders and partial withdrawals                                                 (4,203)      (2,718)
 Maturities of institutional products                                               (3,090)      (2,518)
 Contract charges                                                                     (649)        (593)
 Net transfers to separate accounts                                                   (339)        (412)
 Fair value hedge adjustments for institutional products                              (289)          45
 Other adjustments (2)                                                                  43          526
                                                                               -----------  -----------
Balance, end of year                                                            $   58,190  $    53,939
                                                                               ===========  ===========

----------
(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.
(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
     ($ IN MILLIONS)                                                                2005            2004
                                                                               --------------  --------------
     IN THE EVENT OF DEATH
       Separate account value                                                  $       14,465  $       13,693
       Net amount at risk (1)                                                  $        1,521  $        1,900
       Average attained age of contractholders                                       65 years        66 years

     AT ANNUITIZATION
       Separate account value                                                  $        3,836  $        3,893
       Net amount at risk (2)                                                  $           45  $           72
       Weighted average waiting period until annuitization options available          6 years         7 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
       Separate account value                                                  $          508  $            -
       Net amount at risk (3)                                                  $            -  $            -

     ACCUMULATION AT SPECIFIED DATES
       Separate account value                                                  $        1,175  $          582
       Net amount at risk (4)                                                  $            -  $            -
       Weighted average waiting period until guarantee date                          11 years        11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following table summarizes the liabilities for guarantees:

                                             LIABILITY FOR
                                               GUARANTEES                             LIABILITY FOR
                                           RELATED TO DEATH        LIABILITY FOR        GUARANTEES
                                              BENEFITS AND           GUARANTEES         RELATED TO
                                           INTEREST-SENSITIVE    RELATED TO INCOME     ACCUMULATION
     (IN MILLIONS)                            LIFE PRODUCTS           BENEFITS           BENEFITS           TOTAL
                                           ------------------    ------------------   -------------     -------------
     Balance at December 31, 2004          $               95    $               45   $          (1)    $         139
      Less reinsurance recoverables                       (10)                    -               -               (10)
                                           ------------------    ------------------   -------------     --------------
     Net balance at December 31, 2004                      85                    45              (1)              129
     Incurred guaranteed benefits                          50                     6              (1)               55
     Paid guarantee benefits                              (48)                    -               -               (48)
                                           ------------------    ------------------   -------------     --------------
      Net change                                            2                     6              (1)                7
     Net balance at December 31, 2005                      87                    51              (2)              136
      Plus reinsurance recoverables                        10                     -               -                10
                                           ------------------    ------------------   -------------     --------------

     Balance, December 31, 2005 (1)        $               97    $               51   $          (2)    $         146
                                           ==================    ==================   =============     ==============

----------
     (1) Included in the total liability balance are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

     In 2004, incurred guaranteed benefits were $41 million, $6 million and $(1) million related to death benefits and interest-sensitive life products, income benefits and accumulation benefits, respectively. Paid guarantee benefits were $62 million in 2004 related to death benefits and interest-sensitive life products. There were no paid guarantee benefits in 2004 related to income and accumulation benefits.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2005 and 2004, the Company had reinsurance recoverables of $150 million and $169 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

     As of December 31, 2005, the gross life insurance in force was $444 billion of which $223 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                                 $         2,115   $         2,098   $       2,140
Assumed
 Affiliate                                                                          17                14              19
 Non-affiliate                                                                      27                12              90
Ceded--non-affiliate                                                              (606)             (526)           (418)
                                                                       ---------------   ---------------   -------------
  Premiums and contract charges, net of reinsurance                    $         1,553   $         1,598   $       1,831
                                                                       ===============   ===============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
CONTRACT BENEFITS
Direct                                                                 $         1,824   $         1,762   $       1,880
Assumed
 Affiliate                                                                          10                11               4
 Non-affiliate                                                                      21                 4              47
Ceded--non-affiliate                                                              (515)             (418)           (336)
                                                                       ---------------   ---------------   -------------
 Contract benefits, net of reinsurance                                 $         1,340   $         1,359   $       1,595
                                                                       ===============   ===============   =============

      Reinsurance recoverables at December 31 are summarized in the following table.

                                                                 REINSURANCE RECOVERABLE ON
            (IN MILLIONS)                                          PAID AND UNPAID CLAIMS
                                                                 --------------------------
                                                                  2005               2004
                                                                  ----               ----
            Life insurance                                       $ 1,115            $ 1,004
            Long-term care                                           324                238
            Other                                                    260                265
                                                                 -------            -------
            Total                                                $ 1,699            $ 1,507
                                                                 =======            =======

     At December 31, 2005 and 2004, approximately 83% and 80%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                         2005        2004          2003
                                                                   ---------   ----------   -----------
BALANCE, BEGINNING OF YEAR                                         $   3,176   $    3,202   $     2,915
Impact of adoption of SOP-03-1(1)                                          -         (144)            -
Disposition of operation(2)                                                -         (238)            -
Reinsurance(3)                                                             -           40             -
Acquisition costs deferred                                               766          828           732
Amortization charged to income                                          (568)        (534)         (479)
Effect of unrealized gains and losses                                    574           22            34
                                                                   ---------   ----------   -----------
BALANCE, END OF YEAR                                                $  3,948    $   3,176    $    3,202
                                                                   =========   ==========   ===========

----------
(1) In 2004, the impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see Note 3).
(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income includes $126 million, $120 million and $46 million in 2005, 2004 and 2003, respectively, due to realization realized capital gains and losses.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31 was as follows:

     (IN MILLIONS)                                                   2005         2004
                                                                  -----------  ----------
     BALANCE, BEGINNING OF YEAR (1)                               $       134  $       99
     Sales inducements deferred                                            99          55
     Amortization charged to income                                       (74)        (45)
     Effects of unrealized gains and losses                                78          25
                                                                  -----------  ----------
     BALANCE, END OF YEAR                                         $       237  $      134
                                                                  ===========  ==========

----------
     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $1 million and $2 million in 2005, 2004 and 2003, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $212 million at December 31, 2005. The obligations associated with these fixed income securities expire at various times during the next six years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2005.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

     The Company has resolved through mediation and settlement all but two of its lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In the remaining lawsuits, the plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. Regulators in the state of New York are focusing, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that the Company failed to meet the requirements of certain applicable regulations. In relation to this examination, the Company accrued $15 million of additional contractholder benefits in 2005. The ultimate outcome of these examinations including potential New York customer remediation related to replacement sales is currently pending.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                                                        2005            2004
                                                                               --------------  --------------
DEFERRED ASSETS
Life and annuity reserves                                                      $          925  $          914
Other assets                                                                               70              94
                                                                               --------------  --------------
 Total deferred assets                                                                    995           1,008

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                        (981)           (958)
Unrealized net capital gains                                                             (317)           (546)
Other liabilities                                                                         (37)           (142)
                                                                               --------------  --------------
 Total deferred liabilities                                                            (1,335)         (1,646)
                                                                               --------------  --------------
  Net deferred liability                                                       $         (340) $         (638)
                                                                               ==============  ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2005         2004         2003
                                                                       ----------   ----------   ---------
Current                                                                $      225   $      236   $      86
Deferred                                                                      (51)         (47)         76
                                                                       ----------   ----------   ---------
Total income tax expense                                               $      174   $      189   $     162
                                                                       ==========   ==========   =========

     The Company paid income taxes of $156 million, $149 million and $161 million in 2005, 2004 and 2003, respectively. The Company had a current income tax payable of $133 million and $63 million at December 31, 2005 and 2004, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                        2005             2004            2003
                                                                   -------------    -------------    ------------
Statutory federal income tax rate                                           35.0%            35.0%           35.0%
Adjustment to prior year tax liabilities                                    (3.9)            (0.1)            2.4
Dividends received deduction                                                (2.5)            (2.4)           (2.6)
Other                                                                        0.8              2.1             1.1
                                                                   -------------    -------------    ------------
 Effective income tax rate                                                  29.4%            34.6%           35.9%
                                                                   =============    =============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. This provision was utilized during 2005 to reduce the affected policyholder surplus account by $94 million and the related taxes payable by $33 million. The remaining aggregate balance in this account at December 31, 2005 was $729 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $255 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

 Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                             2005             2004
                                                                    ---------------  ---------------
Structured investment security VIE obligations due 2007             $            49  $            47
Mandatorily redeemable preferred stock - Series A                                32               57
5.06% Surplus Notes, due 2035                                                   100                -
                                                                    ---------------  ---------------
 Total debt                                                         $           181  $           104
                                                                    ===============  ===============

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position include $54 million of investments as of December 31, 2005 and 2004, and $49 million and $47 million of long-term debt as of December 31, 2005 and 2004, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2005 and 2004, debt includes $32 million and $57 million, respectively, of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. During 2005 and 2004, $25 million and $20 million, respectively, of this preferred stock was redeemed. All of the mandatorily redeemable preferred stock will be redeemed by January 30, 2007.

     For the redeemable preferred stock--Series A, the Company's Board of Directors declares and pays cash dividends from time to time, but not more frequently than quarterly. The dividends are based on the three-month LIBOR rate. Dividends of $2 million were paid each year during 2005, 2004, and 2003. As a result of the reclassification, dividends, which were previously reported in retained earnings, have been reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2005.

     On August 1, 2005, ALIC entered into an agreement with Kennett, an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 ("surplus notes") issued by ALIC Re, a wholly owned subsidiary of ALIC (see Note 5). In 2005, the Company incurred $2 million of interest expense related to the surplus notes, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2005, 2004 and 2003 was $294 million, $293 million and $609 million, respectively. Statutory capital and surplus was $3.66 billion as of both December 31, 2005 and 2004.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $262 million in 2005, which was less than the maximum amount allowed under Illinois insurance law based on 2004 formula amounts. Based on 2005 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2006 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2005, 2004 and 2003 was $18 million, $17 million and $22 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("Postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $8 million and $6 million for postretirement benefits other than pension plans in 2005, 2004 and 2003, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $10 million, $14 million, and $13 million in 2005, 2004 and 2003, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                         2005                      2004                      2003
                                             --------------------------  -------------------------  ---------------------------
(IN MILLIONS)                                PRETAX    TAX    AFTER-TAX  PRETAX    TAX   AFTER-TAX  PRETAX    TAX     AFTER-TAX
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   ---------
Unrealized holding (losses) gains
  arising during the period, net of related
  offsets                                    $ (724)  $ 254   $    (470) $ (113)  $  40  $     (73) $  (46) $    16   $    (30)
Less: reclassification adjustment               (69)     24         (45)    (51)     18        (33)    (48)      17        (31)
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   --------
UNREALIZED NET CAPITAL (LOSSES) GAINS          (655)    230        (425)    (62)     22        (40)      2       (1)         1
Other comprehensive (loss) income            $ (655)  $ 230   $    (425) $  (62)  $  22  $     (40) $    2  $    (1)  $      1
                                             ======   =====   =========  ======   =====  =========  ======  =======   ========

17.  QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER          SECOND QUARTER       THIRD QUARTER         FOURTH QUARTER
                                             ---------------------   -------------------  -------------------   --------------------
                                               2005        2004        2005       2004      2005       2004       2005       2004
                                             ---------   ---------   --------   --------  ---------  ---------  ---------  ---------
(IN MILLIONS)
Revenues                                     $   1,290   $   1,141   $  1,315   $  1,114  $   1,347  $   1,161  $   1,327  $   1,431
Income before cumulative effect of
  change in accounting principle, after-tax         68          91         87         55        159         76        103        134
Net income (loss)                                   68         (84)        87         55        159         76        103        134

                              --------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 10, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                   Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    26,934,707  $    54,602,610  $    33,281,655  $    20,806,329  $   116,256,002  $    25,048,330
Contracts in payout
  (annuitization) period                16,575           50,108           20,416           14,742           98,633           42,325
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,152,658        4,972,950        2,692,164        2,944,989        4,714,531        1,559,394
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    28,832,928  $    56,122,234  $    27,279,955  $    23,023,492  $   113,947,568  $    19,069,129
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          7.13  $          8.20  $         11.25  $          6.31  $          6.07  $         11.42
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         12.43  $         11.57  $         13.11  $          6.50  $         15.21  $         16.04
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity        Trends           Income         Securities         Growth         High Yield
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $   106,202,804  $     9,995,708  $    26,803,975  $    33,057,377  $    74,508,690  $    15,560,770
Contracts in payout
  (annuitization) period               213,920                -           39,674           68,058          120,163           40,497
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     4,538,027        1,668,733        3,184,300        2,790,685        4,326,310        2,587,275
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $   106,916,724  $    12,826,237  $    29,869,055  $    33,126,416  $    99,144,346  $    16,840,532
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.90  $          5.31  $         10.90  $         11.81  $          4.69  $          9.52
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.59  $         12.57  $         13.44  $         13.88  $         12.83  $         13.69
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.
                                International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                   Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    53,865,363  $    30,339,543  $    20,142,507  $   145,771,184  $     5,996,941  $    14,074,252
Contracts in payout
  (annuitization) period                30,209           11,042           43,205          171,629                -            6,522
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,326,093        2,230,021       20,185,712        6,538,656          472,572          789,724
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    42,597,438  $    26,727,558  $    20,185,712  $   168,029,607  $     5,263,857  $    10,850,546
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.32  $         11.35  $         10.25  $          6.29  $         11.12  $         14.02
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.99  $         15.08  $         12.13  $         15.07  $         11.23  $         14.17
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.                                          AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth II       Balanced II    Basic Value II    Blue Chip II    Appreciation II   Development II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        51,038          192,583        1,791,805          148,698          308,550           32,858
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       501,107  $     1,798,909  $    18,656,906  $       897,504  $     6,262,174  $       388,954
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.19  $         10.10  $         11.11  $          9.67  $         10.39  $         12.30
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.51  $         10.42  $         14.71  $          9.98  $         13.80  $         12.65
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                               Core Equity II      Trends II        Income II      Securities II      Growth II      High Yield II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        20,487           50,997           87,501          184,318           18,277          138,379
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       400,456  $       239,445  $       774,935  $     2,258,024  $       241,193  $       799,296
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.01  $          9.82  $         10.94  $         10.51  $          9.62  $         12.67
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.33  $         10.10  $         11.29  $         10.85  $          9.90  $         13.03
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                  Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       972,512  $     7,441,956  $     2,793,891  $     4,641,054  $       132,403  $       550,078
Contracts in payout
  (annuitization) period                     -           15,348                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        42,283          551,576        2,793,891          209,245           10,491           30,973
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       679,585  $     6,939,266  $     2,793,891  $     4,053,586  $       116,396  $       416,040
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         14.53  $         11.24  $          9.44  $          8.83  $         11.01  $         13.93
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         14.95  $         13.04  $          9.87  $         12.76  $         11.14  $         14.06
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance         Alliance         Alliance         Alliance         Alliance
                                  Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                   Product          Product          Product          Product          Product          Product
                                 Series Fund      Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Alliance         Alliance         Alliance         Alliance         Alliance
                                  Alliance         Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Bernstein        Growth &       International      Large Cap        Small/Mid         Utility
                                   Growth           Income            Value           Growth          Cap Value         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    64,918,132  $   207,768,019  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
Contracts in payout
  (annuitization) period                30,736           37,768                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     3,223,269        8,430,255          814,891        1,756,087        2,467,255          154,506
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    55,159,954  $   178,529,063  $    14,415,241  $    42,446,388  $    36,528,929  $     3,087,117
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.86  $         10.39  $         11.80  $          6.36  $         16.29  $         10.89
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         15.55  $         13.96  $         11.90  $         13.96  $         16.88  $         10.98
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         American         American          Dreyfus
                                  Bernstein         Century          Century         Socially                           Dreyfus
                                  Variable         Variable         Variable        Responsible                        Variable
                                   Product        Portfolios       Portfolios         Growth        Dreyfus Stock     Investment
                                 Series Fund          Inc              Inc          Fund, Inc.       Index Fund          Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    American          Dreyfus
                                  Alliance         American          Century         Socially
                                  Bernstein         Century            VP           Responsible     Dreyfus Stock    VIF Growth &
                                    Value         VP Balanced     International     Growth Fund      Index Fund         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       112,828            7,060            3,147            9,800           53,970           15,014
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $     1,398,869  $        51,880  $        34,633  $       277,421  $     1,562,023  $       313,005
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         10.66  $         14.08  $         13.22  $          5.91  $          8.24  $          8.53
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         10.76  $         14.20  $         13.33  $         11.07  $         12.95  $         11.96
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Dreyfus          Dreyfus                          Fidelity         Fidelity         Fidelity
                                  Variable         Variable         Federated        Variable         Variable         Variable
                                 Investment       Investment        Insurance        Insurance        Insurance        Insurance
                                    Fund             Fund            Series        Products Fund    Products Fund    Products Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                    Federated
                                     VIF           VIF Small          Prime                              VIP
                                Money Market     Company Stock    Money Fund II   VIP Contrafund    Equity-Income     VIP Growth
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       941,210  $        72,748  $     6,333,959  $    16,427,093  $     5,359,413  $     9,442,664
Contracts in payout
  (annuitization) period                     -                -              726           78,517           37,748                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       941,210            3,342        6,334,685          531,924          211,736          280,198
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       941,210  $        52,058  $     6,334,685  $    12,253,790  $     4,843,971  $    11,037,577
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.90  $         15.16  $          9.84  $         11.73  $         11.65  $          6.45
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.75  $         15.96  $         12.37  $         20.69  $         14.36  $         13.70
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Fidelity            Fidelity
                         Fidelity          Fidelity          Fidelity          Fidelity         Variable            Variable
                         Variable          Variable          Variable          Variable         Insurance          Insurance
                         Insurance        Insurance         Insurance         Insurance       Products Fund      Products Fund
                      Products Fund      Products Fund     Products Fund     Products Fund   (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                 VIP Asset
                         VIP High                         VIP Investment                      Manager Growth    VIP Contrafund
                          Income         VIP Index 500    Grade Bond         VIP Overseas   (Service Class 2)  (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               610,425            92,193           384,060           170,500             3,819           860,783
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       4,109,884 $      12,147,371 $       4,929,721 $       2,860,063 $          46,305 $      24,400,872
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.43 $            8.27 $           13.61 $            9.39 $           10.07 $           11.81
                     ================= ================= ================= ================= ================= =================

  Highest            $           10.56 $            9.56 $           13.96 $           11.91 $           10.19 $           16.71
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable           Variable         Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                      Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP          VIP Growth &                          VIP High                         VIP Investment
                       Equity-Income        Income          VIP Growth          Income         VIP Index 500      Grade Bond
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               140,377           473,802            21,547           968,205            12,776             1,926
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       2,969,208 $       6,506,669 $         620,788 $       6,155,302 $       1,561,296 $          25,169
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.96 $           11.02 $            8.07 $           10.41 $            9.58 $           11.49
                     ================= ================= ================= ================= ================= =================

  Highest            $           13.91 $           11.11 $           11.73 $           13.99 $           12.78 $           11.49
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Franklin          Franklin          Franklin          Franklin
                         Variable          Variable          Templeton         Templeton         Templeton         Templeton
                         Insurance         Insurance         Variable          Variable          Variable          Variable
                       Products Fund     Products Fund       Insurance         Insurance         Insurance         Insurance
                     (Service Class 2) (Service Class 2)  Products Trust    Products Trust    Products Trust    Products Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                             Franklin           Franklin                           Franklin
                        VIP MidCap       VIP Overseas     Flex Cap Growth  Growth and Income     Franklin           Income
                     (Service Class 2) (Service Class 2)    Securities         Securities       High Income       Securities
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       8,508,482 $          74,461 $       1,456,889 $      85,263,422 $      12,447,276 $     140,443,711
Contracts in payout
  (annuitization)
  period                             -                 -                 -           211,560                 -            56,065
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               245,413             3,643           137,572         5,543,125         1,855,034         9,171,004
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       7,903,774 $          50,595 $       1,371,962 $      77,384,526 $      12,284,736 $     139,910,916
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           12.04 $           11.53 $           11.09 $           14.38 $           10.72 $           11.05
                     ================= ================= ================= ================= ================= =================

  Highest            $           12.14 $           16.77 $           11.18 $           15.03 $           10.93 $           11.30
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                              Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                              Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                              Variable         Variable         Variable         Variable         Variable         Variable
                              Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                           Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                             Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                Franklin
                           Franklin Large   Franklin Small     Small-Mid
                             Cap Growth        Cap Value       Cap Growth        Franklin          Mutual       Mutual Shares
                             Securities        Securities      Securities    U. S. Government     Discovery       Securities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     30,351,178 $     59,429,026 $      3,825,959 $     15,334,927 $      2,826,435 $    147,418,445
Contracts in payout
  (annuitization) period            37,413           45,620                -           17,997                -          255,164
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,029,966        3,542,266          187,915        1,219,454          151,959        8,127,331
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     29,886,978 $     48,066,364 $      2,633,726 $     15,473,885 $      2,647,805 $    128,153,597
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          10.35 $          11.30 $           7.27 $          10.14 $          11.32 $          11.71
                          ================ ================ ================ ================ ================ ================

  Highest                 $          10.51 $          19.22 $          19.19 $          10.39 $          11.40 $          19.60
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin        Franklin
                                  Templeton        Templeton        Templeton       Templeton      Goldman Sachs    Goldman Sachs
                                  Variable         Variable         Variable         Variable        Variable         Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust       Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Templeton
                                 Developing        Templeton        Templeton       Templeton                         VIT CORE
                                   Markets          Foreign       Global Income       Growth            VIT           Small Cap
                                 Securities       Securities       Securities       Securities     Capital Growth      Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    29,194,282  $   125,202,772  $     4,019,607  $     5,987,855  $        73,695  $    13,903,418
Contracts in payout
  (annuitization) period                    -           22,692           81,819                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,678,374        8,016,995          289,036          433,588            6,900          998,092
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    22,147,743  $   111,907,926  $     4,016,351  $     5,192,105  $        79,522  $    14,372,231
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.79  $         10.44  $         13.56  $         12.23  $          7.26  $         11.27
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         26.29  $         17.41  $         18.14  $         17.23  $         10.81  $         18.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Goldman Sachs    Goldman Sachs    Goldman Sachs    Goldman Sachs
                              Variable         Variable         Variable          Variable                          Janus
                              Insurance        Insurance        Insurance        Insurance         Janus         Aspen Series
                                Trust            Trust            Trust            Trust        Aspen Series   (Service Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                   VIT
                            VIT CORE U.S.   VIT Growth and    International         VIT             Forty        Foreign Stock
                               Equity           Income           Equity        Mid Cap Value      Portfolio    (Service Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   572,510          377,437            2,699          489,193              747            2,702
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      7,107,047 $      4,426,608 $         34,188 $      7,952,987 $         16,012 $         29,924
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.84 $          10.45 $          12.42 $          11.30 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

  Highest                 $          12.38 $          11.13 $          12.82 $          23.13 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                   Lazard
                                 Retirement      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.     Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Emerging                                          Growth and        Growth           Mid-Cap
                                   Markets        All Value     Bond-Debenture        Income       Opportunities        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        22,003  $     8,862,018  $    17,899,936  $    23,435,142  $     5,268,023  $    36,498,851
Contracts in payout
  (annuitization) period                    -                -           26,696           20,495                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,170          597,977        1,560,194          896,622          383,687        1,730,624
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,778  $     8,334,738  $    18,794,284  $    23,994,223  $     5,071,808  $    36,574,144
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         31.53  $         11.34  $         10.20  $         10.93  $         11.35  $         11.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         31.53  $         11.53  $         10.37  $         11.11  $         11.52  $         11.90
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                                    Trust            Trust            Trust           Trust            Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Emerging          MFS        MFS Investors       MFS New                         MFS Research
                                   Growth         High Income        Trust          Discovery       MFS Research         Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      138,056           88,420          195,635          226,716          106,960          258,113
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,670,438  $       843,022  $     3,395,701  $     3,214,550  $     1,953,582  $     3,006,338
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          5.27  $         11.79  $          8.60  $          8.56  $          7.33  $         13.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.32  $         12.09  $         10.31  $         17.38  $          9.48  $         14.05
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               MFS Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance          Trust            Trust            Trust            Trust            Trust
                                   Trust       (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                MFS Emerging     MFS Investors       MFS New
                                                   Growth            Trust          Discovery      MFS Research     MFS Utilities
                               MFS Utilities   (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        7,305           33,509           38,209           69,568           26,891           57,403
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       137,073  $       531,084  $       596,589  $       866,155  $       353,708  $     1,051,662
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.57  $          7.96  $          9.34  $          9.03  $          9.11  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.80  $         12.64  $         12.26  $         12.55  $         13.06  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth          Advantage         Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,000,314  $   540,909,539  $   457,376,848  $   134,219,350  $    17,769,443  $   168,945,949
Contracts in payout
  (annuitization) period               45,317        4,649,117        2,565,790          665,380                -        1,017,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,545,071       36,153,655       16,172,385        6,805,486        2,040,120       11,240,952
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    32,874,257  $ 1,437,164,770  $   511,416,908  $   116,070,192  $    18,137,940  $   139,774,688
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.13  $         10.39  $          7.85  $          8.71  $          7.47  $         12.19
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.71  $         39.12  $        102.61  $         41.01  $          8.88  $         23.85
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Limited                            Quality
                                High Yield     Income Builder     Information       Duration       Money Market      Income Plus
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    33,388,951  $    37,046,102  $     2,932,387  $    40,478,749  $   133,276,321  $   217,086,901
Contracts in payout
  (annuitization) period              247,300           54,674                -           29,746          762,345        2,558,131
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   29,505,483        3,036,070          586,477        4,246,173      134,038,666       20,958,495
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    52,540,984  $    33,592,725  $     2,758,338  $    42,334,984  $   134,038,666  $   221,305,569
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.60  $         12.37  $          4.62  $         10.73  $          9.93  $         11.64
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         16.97  $         16.79  $         11.74  $         11.91  $         23.42  $         32.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable         Variable         Variable
                              Variable         Variable         Variable        Investment       Investment       Investment
                             Investment       Investment       Investment         Series           Series           Series
                               Series           Series           Series      (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                                Aggressive        Dividend
                                                                                  Equity           Growth           Equity
                           S&P 500 Index      Strategist       Utilities     (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     96,186,818 $    268,396,237 $    142,049,176 $     28,565,304 $    135,605,042 $    119,281,129
Contracts in payout
  (annuitization) period           554,149        2,913,246        1,794,974                -           19,501            5,588
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 8,441,620       16,904,018        8,717,827        2,098,847        8,999,638        4,210,615
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     87,696,229 $    252,328,528 $    137,647,064 $     21,538,353 $    118,489,623 $    102,211,774
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.36 $          10.66 $           8.49 $           7.77 $          10.10 $           7.41
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.10 $          44.27 $          30.29 $          16.45 $          13.62 $          15.14
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              European          Global           Global
                               Growth         Advantage     Dividend Growth     High Yield     Income Builder    Information
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 1,947,571        1,199,473        4,622,045       29,201,289        3,592,412        1,829,183
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     32,184,653 $      9,376,541 $     55,445,974 $     34,864,763 $     37,903,896 $      8,235,190
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.44 $           7.23 $          11.81 $           5.50 $          11.52 $           4.53
                          ================ ================ ================ ================ ================ ================

  Highest                 $          15.07 $          14.68 $          15.38 $          12.97 $          13.43 $          15.10
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $    120,224,776 $     94,126,502 $    191,134,139 $    156,995,271 $     94,800,633 $     32,034,400
Contracts in payout
  (annuitization) period            44,599           61,898          229,235           11,991           36,298           13,022
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                12,633,338       94,188,400       18,277,304       13,796,772        5,916,215        1,943,446
                          ================ ================ ================ ================ ================ ================

Cost of investments       $    125,940,455 $     94,188,400 $    192,390,292 $    136,752,360 $     87,192,303 $     30,242,314
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.68 $           9.59 $          10.50 $           8.00 $          10.33 $           7.75
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.15 $          10.41 $          13.53 $          13.60 $          13.95 $          15.42
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Neuberger &      Neuberger &
                               Berman           Berman
                              Advisors         Advisors       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                             Management       Management        Variable         Variable         Variable         Variable
                               Trust            Trust        Account Funds    Account Funds    Account Funds    Account Funds
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                              Oppenheimer                       Oppenheimer
                                AMT                            Aggressive      Oppenheimer        Capital        Oppenheimer
                           Mid-Cap Growth    AMT Partners        Growth          Balanced       Appreciation      Core Bond
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         31,637 $        159,206 $      2,923,431 $     10,462,183 $     13,701,813 $      4,633,913
Contracts in payout
  (annuitization) period                 -                -                -           35,145            1,886                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,560            7,436           59,191          614,958          355,755          414,112
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         37,591 $        135,145 $      2,970,405 $      9,504,772 $     13,180,958 $      4,572,262
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.93 $          13.94 $           5.36 $          11.38 $           7.73 $          13.06
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.38 $          13.94 $          13.24 $          14.31 $          12.37 $          13.40
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Oppenheimer
                                                                                                                   Variable
                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Account Funds
                              Variable         Variable         Variable         Variable         Variable      (Service Class
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                               Oppenheimer
                            Oppenheimer                                         Main Street                      Oppenheimer
                               Global        Oppenheimer      Oppenheimer       Small Cap       Oppenheimer       Aggressive
                             Securities      High Income      Main Street         Growth       Strategic Bond    Growth (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   360,374          234,892          431,129          263,181        1,419,131          399,680
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      9,005,325 $      1,967,913 $      8,588,082 $      3,145,693 $      6,594,165 $     15,734,859
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $          12.05 $           8.61 $          18.58 $          13.27 $          15.61
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.41 $          12.36 $          12.87 $          19.06 $          14.45 $          16.25
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                              Variable         Variable         Variable         Variable         Variable         Variable
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                           (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                              ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                             Oppenheimer
                                               Capital                         Oppenheimer      Oppenheimer      Oppenheimer
                            Oppenheimer      Appreciation     Oppenheimer         Global            High             Main
                           Balanced (SC)         (SC)        Core Bond (SC)  Securities (SC)    Income (SC)      Street (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     40,344,192 $     68,097,614 $      6,697,469 $     36,161,725 $     38,144,493 $     86,987,273
Contracts in payout
  (annuitization) period            34,573           87,548                -           29,946          110,453           63,655
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,379,420        1,783,551          600,670        1,091,426        4,559,588        4,024,546
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     37,172,329 $     62,636,721 $      6,685,917 $     27,267,752 $     37,800,860 $     76,158,155
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          14.02 $          12.92 $          10.07 $          18.19 $          13.52 $          13.67
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.61 $          13.42 $          10.22 $          18.92 $          14.09 $          14.30
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer
                              Variable         Variable
                           Account Funds    Account Funds    PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                           (Service Class   (Service Class      Variable         Variable        Insurance        Insurance
                              ("SC"))          ("SC"))      Insurance Trust  Insurance Trust       Trust            Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                            Oppenheimer
                            Main Street      Oppenheimer
                             Small Cap        Strategic                           OpCap
                            Growth (SC)       Bond (SC)      OpCap Balanced     Small Cap       Foreign Bond     Money Market
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     43,533,544 $    114,067,865 $          9,377 $          1,813 $          2,528 $          8,901
Contracts in payout
  (annuitization) period                 -          378,251                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,551,790       22,051,275              883               58              244            8,901
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     35,322,006 $    110,918,264 $          8,827 $          1,622 $          2,472 $          8,901
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          17.82 $          12.65 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.80 $          13.22 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Variable
                             Insurance          Putnam           Putnam           Putnam           Putnam           Putnam
                               Trust        Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT American
                               PIMCO          Government       VT Capital       VT Capital      VT Discovery    VT Diversified
                            Total Return        Income        Appreciation    Opportunities        Growth           Income
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         10,322 $     56,090,788 $     16,843,484 $      6,431,207 $     17,557,209 $     87,202,244
Contracts in payout
  (annuitization) period                 -          583,260            3,575                -           11,073          232,612
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,008        4,945,379        1,811,512          407,296        3,296,113        9,981,148
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         10,564 $     57,981,640 $     13,412,630 $      5,622,488 $     13,646,789 $     88,206,508
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $           6.84 $           8.45 $          16.04 $           4.87 $          13.01
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.56 $          13.14 $           9.06 $          16.61 $          13.05 $          14.36
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT The George         VT
                                 VT          Putnam Fund      Global Asset          VT         VT Growth and      VT Growth
                           Equity Income      of Boston        Allocation     Global Equity        Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     28,186,477 $    236,612,733 $     39,222,738 $     54,014,811 $    584,926,637 $     23,122,635
Contracts in payout
  (annuitization) period           269,335          584,407          163,119           71,463          672,734           27,661
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,047,181       20,152,688        2,615,263        4,894,685       22,223,885        4,793,022
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     25,055,042 $    211,292,581 $     36,603,824 $     76,103,780 $    529,729,815 $     31,026,934
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.53 $          11.11 $           9.92 $           5.56 $          10.09 $           4.12
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.03 $          13.33 $          14.23 $           8.89 $          15.48 $          10.58
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                                     VT               VT
                                                                                    VT         International    International
                             VT Health                                        International      Growth and          New
                              Sciences      VT High Yield      VT Income          Equity           Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     79,322,440 $     97,072,941 $    207,689,696 $    268,279,203 $     58,216,767 $     35,416,694
Contracts in payout
  (annuitization) period            32,986          163,724          696,232          280,306           63,342                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 5,980,062       12,760,717       16,525,450       16,516,575        3,814,143        2,415,873
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     70,887,086 $     97,914,551 $    207,146,902 $    236,631,876 $     45,431,065 $     31,951,919
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.92 $          11.93 $          10.50 $           8.65 $          11.64 $           5.60
                          ================ ================ ================ ================ ================ ================

  Highest                 $          13.44 $          14.91 $          13.20 $          17.11 $          16.80 $          11.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       VT OTC &
                                                     VT               VT             VT New                            Emerging
                               VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   169,824,366  $    15,894,844  $    99,177,492  $   121,489,525  $   176,792,218  $    30,879,836
Contracts in payout
  (annuitization) period              199,845                -          608,061           41,716          258,739           25,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   15,801,507          983,592       99,785,553        6,583,491       10,329,694        4,791,539
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   191,575,081  $    13,529,354  $    99,785,553  $   179,594,481  $   141,890,594  $    50,841,775
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.69  $         15.81  $          9.57  $          4.77  $         10.85  $          2.15
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         15.61  $         16.40  $         11.07  $         16.06  $         17.47  $          5.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam            Rydex
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                 VT Utilities
                                                VT Small Cap      Growth and
                                VT Research         Value           Income          VT Vista        VT Voyager        Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    93,242,494  $   164,339,111  $    48,026,381  $    97,658,288  $   354,180,949  $         3,650
Contracts in payout
  (annuitization) period              263,834          147,917          157,823          125,164          203,713                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,890,829        7,173,442        3,343,803        7,014,595       12,412,773              251
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    95,632,894  $   109,243,817  $    46,876,121  $   105,947,740  $   470,581,607  $         3,411
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.68  $         13.75  $          9.77  $          6.20  $          5.70  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.50  $         24.94  $         18.20  $         17.69  $         13.49  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon          Salomon
                                 Brothers         Brothers          Scudder          Scudder          Scudder          Scudder
                              Variable Series  Variable Series     Variable         Variable         Variable         Variable
                                Funds Inc.       Funds Inc.        Series I         Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                      Global         Growth and
                                  All Cap         Investors          Bond        Capital Growth      Discovery         Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,392  $         8,114  $     1,134,388  $     2,522,162  $     1,899,140  $     1,160,396
Contracts in payout
  (annuitization) period                    -                -            8,570            4,915                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          368              558          163,513          149,531          126,609          119,382
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         5,250  $         7,106  $     1,130,794  $     2,497,482  $     1,379,604  $     1,001,911
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.31  $         11.47  $         13.38  $         10.52  $         21.17  $          9.96
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.31  $         11.47  $         13.47  $         10.59  $         21.33  $         10.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable        STI Classic      STI Classic
                                 Series I         Series I         Series II        Series II     Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                        STI
                                                                   Small Cap                        STI Capital     International
                               International    Money Market        Growth        Total Return     Appreciation        Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       863,834  $       910,012  $       760,213  $     2,514,915  $    28,543,069  $     4,710,963
Contracts in payout
  (annuitization) period                2,581                -                -           15,798           28,914                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       79,854          910,012           56,396          111,240        1,758,276          386,461
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       778,453  $       910,012  $       655,733  $     2,369,914  $    29,348,420  $     4,291,210
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.59  $         11.66  $         11.60  $         10.63  $          7.92  $         10.93
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         11.67  $         11.75  $         11.61  $         10.64  $         21.08  $         16.11
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     Institutional
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  STI Large        STI Large                                         Van Kampen
                              STI Investment    Cap Relative       Cap Value           STI         STI Small Cap    UIF Emerging
                                Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,869,922  $     5,271,167  $    26,952,034  $    10,605,933  $    10,667,563  $    53,913,676
Contracts in payout
  (annuitization) period                    -                -           70,579                -                -          138,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,168,299          426,125        1,848,332          785,043          584,844        3,669,524
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    11,859,269  $     4,379,833  $    25,143,004  $     9,108,420  $     6,974,407  $    34,995,908
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.11  $         10.65  $         10.79  $         10.17  $         16.11  $         12.20
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.85  $         13.79  $         19.97  $         19.24  $         25.84  $         20.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                    Van Kampen
                                                                   Van Kampen                          UIF
                              Van Kampen UIF   Van Kampen UIF      UIF Global      Van Kampen      International   Van Kampen UIF
                               Equity Growth    Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    67,215,017  $     2,108,252  $        46,722  $         8,090  $    34,574,312  $    41,085,850
Contracts in payout
  (annuitization) period               61,244                -                -                -          105,837                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,249,922          182,849            3,142            1,190        2,801,304        3,373,223
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    62,153,731  $     2,064,171  $        38,514  $         7,473  $    28,683,394  $    29,246,331
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.08  $         11.31  $         11.07  $         12.72  $          9.18  $         13.82
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.17  $         13.68  $         13.38  $         12.72  $         13.28  $         16.68
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   Van Kampen       Van Kampen       Van Kampen
                                Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                 UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate       UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   138,528,889  $    70,643,980  $       346,679  $    25,550,748  $    21,347,870  $    58,768,363
Contracts in payout
  (annuitization) period               89,966           89,138                -            3,047                -           27,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,393,006        3,064,693           23,925        2,836,159        1,451,249        4,294,805
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   103,964,275  $    43,769,332  $       293,018  $    24,461,527  $    16,113,959  $    54,353,950
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.01  $         18.41  $         11.44  $         13.14  $         23.08  $         11.40
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.16  $         29.54  $         14.81  $         16.79  $         23.91  $         13.56
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen                      Van Kampen UIF   Van Kampen UIF     Van Kampen
                              Van Kampen UIF     UIF Global     Van Kampen UIF    Small Company    U.S. Mid Cap       UIF U.S.
                               Equity Growth      Franchise     Mid Cap Growth       Growth            Value         Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    20,355,081  $    74,247,870  $    35,035,239  $    27,467,554  $    60,801,190  $    87,568,546
Contracts in payout
  (annuitization) period                    -           32,474                -                -                -           48,172
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,293,207        4,817,143        2,885,934        1,582,232        3,251,401        3,822,719
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    16,498,732  $    65,874,423  $    27,594,665  $    21,660,618  $    50,366,380  $    67,466,955
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $         12.00  $         17.58  $         17.20  $         12.29  $         19.10
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.16  $         15.07  $         18.21  $         17.82  $         16.78  $         22.60
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                                Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life             Life
                                   Life             Life             Life             Life          Investment       Investment
                                Investment       Investment       Investment       Investment          Trust            Trust
                                   Trust            Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                  LIT Aggressive
                                                LIT Emerging                           LIT            Growth        LIT Comstock
                               LIT Comstock        Growth       LIT Government    Money Market      (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   113,127,546  $    68,897,395  $     1,637,127  $     2,960,581  $    23,586,897  $   317,083,831
Contracts in payout
  (annuitization) period              191,288           92,179                -                -                -           44,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    8,277,490        2,463,034          173,793        2,960,581        4,367,944       23,232,819
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    97,775,778  $    83,923,713  $     1,632,175  $     2,960,581  $    19,198,871  $   269,856,396
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.15  $          4.76  $         11.09  $         10.62  $         11.97  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.84  $         13.64  $         11.25  $         10.89  $         16.00  $         14.92
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                Van Kampen       Van Kampen       Van Kampen
                                   Life             Life             Life
                                Investment       Investment       Investment
                                   Trust            Trust            Trust
                                (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging    LIT Growth and         LIT
                                  Growth           Income        Money Market
                                (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    68,764,653  $   147,127,980  $    30,361,706
                              ---------------  ---------------  ---------------

  Total assets                $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

NET ASSETS
Accumulation units            $    68,764,653  $   146,855,484  $    30,361,706
Contracts in payout
  (annuitization) period                    -          272,496                -
                              ---------------  ---------------  ---------------

  Total net assets            $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,472,659        7,191,006       30,361,706
                              ===============  ===============  ===============

Cost of investments           $    60,466,592  $   124,210,548  $    30,361,706
                              ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.38  $         13.83  $          9.77
                              ===============  ===============  ===============

  Highest                     $         13.27  $         16.39  $         10.04
                              ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                   Funds             Funds            Funds            Funds           Funds             Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                  AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive         Basic          AIM V. I.         AIM V. I.        Capital          Capital
                                   Growth        Balanced (a)     Basic Value        Blue Chip      Appreciation     Development
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                      $            -   $      789,595   $       29,208   $      121,592   $       71,974   $            -
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                           (341,444)        (712,834)        (422,389)        (278,547)      (1,608,073)        (301,750)
    Administrative expense            (27,050)         (56,650)         (32,921)         (21,556)        (118,472)         (23,788)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (368,494)          20,111         (426,102)        (178,511)      (1,654,571)        (325,538)
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales             4,760,086       12,140,098        7,210,354        4,580,729       33,100,634        4,095,441
    Cost of investments
      sold                          5,432,999       12,799,885        6,046,060        5,194,347       34,746,713        3,329,848
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (672,913)        (659,787)       1,164,294         (613,618)      (1,646,079)         765,593

Realized gain distributions                 -                -          372,739                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (672,913)        (659,787)       1,537,033         (613,618)      (1,646,079)         765,593

Change in unrealized
  gains (losses)                    2,084,268        2,697,431          282,136        1,142,720       11,044,610        1,459,050
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       1,411,355        2,037,644        1,819,169          529,102        9,398,531        2,224,643
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                   $    1,042,861   $    2,057,755   $    1,393,067   $      350,591   $    7,743,960   $    1,899,105
                               ==============   ==============   ==============   ==============   ==============   ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity       Trends (b)        Income         Securities         Growth         High Yield
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $    1,601,606   $            -   $    1,678,801   $    1,079,708   $            -   $    1,423,640
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,424,790)        (134,847)        (357,220)        (458,560)      (1,017,229)        (218,076)
    Administrative expense           (112,379)         (10,594)         (28,601)         (36,401)         (76,872)         (17,311)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                           64,437         (145,441)       1,292,980          584,747       (1,094,101)       1,188,253
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            23,203,585        3,492,727        7,031,976       10,543,251       22,191,868        5,867,958
    Cost of investments sold       22,916,932        4,674,083        7,561,298       10,305,940       27,968,033        5,843,560
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Realized gain distributions                 -                -                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Change in unrealized gains
  (losses)                          3,565,409        1,735,286         (329,502)        (729,599)      11,030,910         (994,898)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       3,852,062          553,930         (858,824)        (492,288)       5,254,745         (970,500)
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $    3,916,499   $      408,489   $      434,156   $       92,459   $    4,160,644   $      217,753
                               ==============   ==============   ==============   ==============   ==============   ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.        AIM V. I.       AIM V. I.
                                  Growth         Core Equity      Money Market    Premier Equity     Technology       Utilities
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $      333,168   $      153,484   $      543,418   $    1,219,154   $            -   $      320,929
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (629,992)        (371,685)        (278,736)      (2,062,403)         (78,052)        (163,700)
    Administrative expense            (49,075)         (28,395)         (22,100)        (154,164)          (6,157)         (12,813)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (345,899)        (246,596)         242,582         (997,413)         (84,209)         144,416
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,696,327       15,250,690       17,293,264       42,065,454        1,699,476        2,398,203
    Cost of investments sold        7,391,830       14,449,580       17,293,264       48,116,775        1,597,024        1,858,171
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              1,304,497          801,110                -       (6,051,321)         102,452          540,032

Realized gain distributions                 -          938,198                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      1,304,497        1,739,308                -       (6,051,321)         102,452          540,032

Change in unrealized gains
  (losses)                          6,687,181          230,659                -       12,742,532          (44,805)       1,090,839
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       7,991,678        1,969,967                -        6,691,211           57,647        1,630,871
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                               $    7,645,779   $    1,723,371   $      242,582   $    5,693,798   $      (26,562)  $    1,775,287
                               ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                        AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable
                          Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Funds              Funds             Funds             Funds             Funds             Funds
                         Series II          Series II         Series II         Series II        Series II          Series II
                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

                          AIM V. I.         AIM V. I.                                              AIM V. I.        AIM V. I.
                         Aggressive           Basic           AIM V. I.          AIM V. I.         Capital           Capital
                          Growth II      Balanced II (c)   Basic Value II     Blue Chip II     Appreciation II   Development II
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $             -   $        25,991   $             -   $         3,516   $             -   $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (9,676)          (30,905)         (329,009)          (15,012)         (109,821)           (6,850)
    Administrative
      expense                     (598)           (2,093)          (38,766)           (1,040)          (13,334)             (465)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net investment
      income (loss)            (10,274)           (7,007)         (367,775)          (12,536)         (123,155)           (7,315)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     31,265           304,515         4,036,572           100,828         1,345,350            28,304
    Cost of
      investments sold          26,416           277,597         3,752,892            89,749         1,209,479            21,233
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

      Realized gains
        (losses) on
        fund shares              4,849            26,918           283,680            11,079           135,871             7,071

Realized gain
  distributions                      -                 -           247,618                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized gains
      (losses)                   4,849            26,918           531,298            11,079           135,871             7,071

Change in unrealized
  gains (losses)                28,161            47,456           625,320            17,568           470,030            35,972
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments               33,010            74,374         1,156,618            28,647           605,901            43,043
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS
    FROM OPERATIONS    $        22,736   $        67,367   $       788,843   $        16,111   $       482,746   $        35,728
                       ===============   ===============   ===============   ===============   ===============   ===============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable    AIM Variable      AIM Variable
                                Insurance         Insurance        Insurance        Insurance      Insurance          Insurance
                                  Funds             Funds            Funds            Funds          Funds              Funds
                                Series II         Series II        Series II        Series II      Series II          Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account    Sub-Account        Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified      Government       AIM V. I.          AIM V. I.
                              Core Equity II    Trends II (d)      Income II      Securities II     Growth II      High Yield II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,956   $            -   $       44,161   $       65,895   $            -   $       73,651
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,849)          (4,343)         (11,093)         (31,978)          (4,708)         (12,185)
    Administrative expense              (473)            (297)            (744)          (2,273)            (327)            (840)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (1,366)          (4,640)          32,324           31,644           (5,035)          60,626
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               59,245           31,581           76,085          371,981           73,030           95,007
    Cost of investments sold          51,310           25,960           77,601          375,297           56,621           85,527
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                 7,935            5,621           (1,516)          (3,316)          16,409            9,480

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                         7,935            5,621           (1,516)          (3,316)          16,409            9,480

Change in unrealized gains
  (losses)                            10,275           12,372          (22,966)         (29,553)           5,168          (62,623)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments         18,210           17,993          (24,482)         (32,869)          21,577          (53,143)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       16,844   $       13,353   $        7,842   $       (1,225)  $       16,542   $        7,483
                              ==============   ==============   ==============   ==============   ==============   ==============

(d) Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                  Funds             Funds            Funds            Funds           Funds             Funds
                                Series II         Series II        Series II        Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.       AIM V. I.        AIM V. I.
                               International       Mid Cap          Money           Premier          AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II     Market II        Equity II      Technology II     Utilities II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,367   $       21,471   $       90,956   $       28,602   $            -   $       11,930
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (11,911)        (104,158)         (60,202)         (74,324)          (2,069)          (7,253)
    Administrative expense              (785)         (13,175)          (4,224)          (8,382)            (131)            (506)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (7,329)         (95,862)          26,530          (54,104)          (2,200)           4,171
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               66,401        3,533,470        7,875,880          876,861           18,250           47,520
    Cost of investments sold          48,820        3,436,981        7,875,880          830,891           16,686           36,217
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                17,581           96,489                -           45,970            1,564           11,303

Realized gain distributions                -          233,549                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        17,581          330,038                -           45,970            1,564           11,303

Change in unrealized gains
  (losses)                           116,806          194,930                -          169,893              847           51,267
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments        134,387          524,968                -          215,863            2,411           62,570
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      127,058   $      429,106   $       26,530   $      161,759   $          211   $       66,741
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance          Alliance       Alliance
                                Bernstein         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                 Variable         Variable         Variable         Variable          Variable       Variable
                                 Product           Product          Product          Product          Product         Product
                               Series Fund       Series Fund      Series Fund      Series Fund      Series Fund     Series Fund
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  Alliance         Alliance         Alliance          Alliance       Alliance
                                 Alliance         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                Bernstein         Growth &       International      Large Cap        Small/Mid        Utility
                                  Growth           Income          Value (e)       Growth (f)      Cap Value (g)     Income (e)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    2,780,212   $        7,207   $            -   $      189,336   $        4,542
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (834,902)      (3,319,613)         (66,937)        (647,277)        (529,689)         (15,405)
    Administrative expense           (79,468)        (256,986)         (10,293)         (51,768)         (69,974)          (2,273)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (914,370)        (796,387)         (70,023)        (699,045)        (410,327)         (13,136)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           26,495,574       57,750,843        8,970,534       13,996,713       15,549,957        2,055,765
    Cost of investments sold      25,060,475       52,171,380        8,676,047       14,220,653       15,564,447        2,094,904
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares             1,435,099        5,579,463          294,487         (223,940)         (14,490)         (39,139)

Realized gain distributions                -                -           23,463                -        1,473,700                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                     1,435,099        5,579,463          317,950         (223,940)       1,459,210          (39,139)

Change in unrealized gains
  (losses)                         5,265,901        1,083,820        1,002,493        6,200,392          877,983           86,429
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,701,000        6,663,283        1,320,443        5,976,452        2,337,193           47,290
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                              $    5,786,630   $    5,866,896   $    1,250,420   $    5,277,407   $    1,926,866   $       34,154
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance        American          American         Dreyfus
                                Bernstein         Century           Century        Socially                            Dreyfus
                                 Variable        Variable          Variable       Responsible                         Variable
                                 Product        Portfolios        Portfolios        Growth         Dreyfus Stock     Investment
                               Series Fund          Inc               Inc          Fund, Inc.         Index Fund         Fund
                               Sub-Account      Sub-Account       Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   American         Dreyfus
                                 Alliance        American           Century        Socially
                                Bernstein         Century             VP          Responsible      Dreyfus Stock    VIF Growth &
                                Value (e)       VP Balanced      International    Growth Fund        Index Fund        Income
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        3,795   $        1,110   $          730   $            -   $       29,738   $        4,539
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,778)            (768)            (582)          (3,519)         (25,342)          (4,268)
    Administrative expense            (1,077)             (59)             (42)            (252)          (1,902)            (337)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (4,060)             283              106           (3,771)           2,494              (66)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              939,519           11,555           39,797           10,885          628,403           56,626
    Cost of investments sold         953,324           11,616           61,220           11,918          559,269           56,883
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (13,805)             (61)         (21,423)          (1,033)          69,134             (257)

Realized gain distributions            5,332               24                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        (8,473)             (37)         (21,423)          (1,033)          69,134             (257)

Change in unrealized gains
  (losses)                            49,841            1,806           23,653            9,917          (16,345)           5,771
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments         41,368            1,769            2,230            8,884           52,789            5,514
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       37,308   $        2,052   $        2,336   $        5,113   $       55,283   $        5,448
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus          Dreyfus                         Fidelity         Fidelity         Fidelity
                                  Variable        Variable         Federated       Variable         Variable         Variable
                                 Investment      Investment        Insurance       Insurance        Insurance        Insurance
                                    Fund            Fund            Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   Federated
                                    VIF           VIF Small          Prime                             VIP
                                Money Market    Company Stock    Money Fund II   VIP Contrafund   Equity-Income     VIP Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       26,899   $            -   $      196,558   $       44,847   $       98,504   $       51,450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (14,038)          (1,097)         (97,904)        (192,136)         (71,477)        (120,577)
    Administrative expense            (1,049)             (81)          (7,490)         (15,337)          (5,698)          (9,680)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          11,812           (1,178)          91,164         (162,626)          21,329          (78,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              452,450           10,458        5,492,702        3,074,579        1,464,861        2,225,087
    Cost of investments sold         452,450            7,571        5,492,702        2,535,446        1,366,736        2,760,543
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                     -            2,887                -          539,133           98,125         (535,456)

Realized gain distributions                -            3,797                -            2,803          216,465                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                             -            6,684                -          541,936          314,590         (535,456)

Change in unrealized gains
  (losses)                                 -           (5,875)               -        1,854,711          (95,679)         991,104
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments              -              809                -        2,396,647          218,911          455,648
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       11,812   $         (369)  $       91,164   $    2,234,021   $      240,240   $      376,841
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Fidelity         Fidelity
                                                                                                     Variable         Variable
                                 Fidelity         Fidelity         Fidelity         Fidelity         Insurance        Insurance
                                 Variable         Variable         Variable         Variable       Products Fund    Products Fund
                                 Insurance        Insurance        Insurance        Insurance        (Service         (Service
                               Products Fund    Products Fund    Products Fund    Products Fund      Class 2)         Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------  --------------    --------------   --------------

                                                                                                    VIP Asset
                                                                                                  Manager Growth   VIP Contrafund
                                 VIP High                       VIP Investment                       (Service          (Service
                                  Income       VIP Index 500      Grade Bond      VIP Overseas       Class 2)          Class 2)
                              --------------   --------------   --------------  --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      588,177   $      253,919   $      194,052   $       21,392   $          597   $        1,803
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (47,697)        (169,012)         (61,881)         (39,840)            (435)        (132,543)
    Administrative expense            (3,941)         (13,578)          (5,196)          (3,196)             (34)         (19,049)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         536,539           71,329          126,975          (21,644)             128         (149,789)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              802,694        3,424,099        1,068,966          620,588           33,678       13,654,977
    Cost of investments sold         846,436        3,388,117        1,076,275          591,398           31,818       13,438,625
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (43,742)          35,982           (7,309)          29,190            1,860          216,352

Realized gain distributions                -                -          117,239           16,742                -              258
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (43,742)          35,982          109,930           45,932            1,860          216,610

Change in unrealized gains
  (losses)                          (445,051)         322,434         (193,216)         508,161           (1,066)       1,677,908
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments       (488,793)         358,416          (83,286)         554,093              794        1,894,518
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       47,746   $      429,745   $       43,689   $      532,449   $          922   $    1,744,729
                              ==============   ==============   ==============  ==============    ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                           Fidelity          Fidelity           Fidelity         Fidelity          Fidelity          Fidelity
                           Variable          Variable           Variable         Variable          Variable          Variable
                           Insurance         Insurance          Insurance        Insurance         Insurance         Insurance
                         Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service           (Service         (Service          (Service          (Service          (Service
                           Class 2)           Class 2)         Class 2)          Class 2)          Class 2)          Class 2)
                          Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                              VIP                                                 VIP High                         VIP Investment
                         Equity-Income      VIP Growth &       VIP Growth          Income        VIP Index 500       Grade Bond
                           (Service       Income (Service       (Service          (Service         (Service           (Service
                           Class 2)         Class 2) (e)        Class 2)          Class 2)         Class 2)           Class 2)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         49,614  $              -  $          2,004  $        506,634  $         29,616  $            844
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (50,112)          (31,656)           (9,932)          (40,998)          (26,685)             (340)
    Administrative
      expense                     (3,481)           (4,845)             (703)           (5,275)           (1,845)              (25)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)               (3,979)          (36,501)           (8,631)          460,361             1,086               479
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          509,755         4,371,378           177,654         4,332,043           266,439             1,934
    Cost of investments
      sold                       445,796         4,378,763           165,444         4,268,712           238,449             1,950
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses)
        on fund shares            63,959            (7,385)           12,210            63,331            27,990               (16)

Realized gain
  distributions                  122,657                 -                 -                 -                 -               532
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   186,616            (7,385)           12,210            63,331            27,990               516

Change in unrealized
  gains (losses)                 (39,274)          377,679            20,373          (440,837)           27,528              (900)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                147,342           370,294            32,583          (377,506)           55,518              (384)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $        143,363  $       333,793   $         23,952  $         82,855  $         56,604  $             95
                        ================  ================  ================  ================  ================  ================

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Fidelity        Fidelity
                                       Variable        Variable        Franklin        Franklin        Franklin        Franklin
                                      Insurance       Insurance       Templeton       Templeton       Templeton       Templeton
                                    Products Fund   Products Fund      Variable        Variable        Variable        Variable
                                       (Service        (Service       Insurance       Insurance       Insurance       Insurance
                                       Class 2)        Class 2)     Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin        Franklin
                                      VIP MidCap     VIP Overseas      Flex Cap       Growth and                       Franklin
                                       (Service        (Service         Growth          Income         Franklin         Income
                                     Class 2) (e)      Class 2)     Securities (e)    Securities     High Income      Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $          353  $        1,128  $    2,113,433  $      685,697  $    2,828,967
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (40,519)           (964)         (6,487)     (1,140,930)       (166,285)     (1,215,188)
    Administrative expense                  (6,597)            (71)         (1,032)       (153,015)        (20,728)       (153,934)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (47,116)           (682)         (6,391)        819,488         498,684       1,459,845
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  5,003,964           7,515         849,713       9,583,749      25,113,440      31,201,525
    Cost of investments sold             4,883,842           5,463         866,658       8,653,012      25,194,271      31,459,993
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     120,122           2,052         (16,945)        930,737         (80,831)       (258,468)

Realized gain distributions                      -             353               -         710,055               -         245,529
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            120,122           2,405         (16,945)      1,640,792         (80,831)        (12,939)

Change in unrealized gains (losses)        604,708           9,779          84,927        (845,951)       (166,623)     (1,252,081)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        724,830          12,184          67,982         794,841        (247,454)     (1,265,020)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      677,714  $       11,502  $       61,591  $    1,614,329  $      251,230  $      194,825
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton      Templeton        Templeton
                                       Variable        Variable        Variable        Variable        Variable        Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin
                                    Franklin Large  Franklin Small     Small-Mid      Franklin
                                      Cap Growth       Cap Value      Cap Growth        U. S.           Mutual      Mutual Shares
                                      Securities      Securities    Securities (h)   Government      Discovery (e)   Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       47,457  $      345,722  $            -  $      496,367  $        5,347  $      976,811
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (168,522)       (685,162)        (54,796)       (160,878)        (14,229)     (1,597,499)
    Administrative expense                 (22,959)        (89,552)         (6,890)        (22,156)         (2,162)       (204,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          (144,024)       (428,992)        (61,686)        313,333         (11,044)       (824,826)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,219,674      14,256,868         518,190       2,724,090       1,570,997      26,894,089
    Cost of investments sold             1,212,801      13,085,969         375,093       2,756,129       1,566,621      25,297,762
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       6,873       1,170,899         143,097         (32,039)          4,376       1,596,327

Realized gain distributions                      -         279,653               -               -               -         365,904
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              6,873       1,450,552         143,097         (32,039)          4,376       1,962,231

Change in unrealized gains (losses)        461,588       2,451,253          36,784        (181,647)        178,630       9,578,565
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        468,461       3,901,805         179,881        (213,686)        183,006      11,540,796
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      324,437  $    3,472,813  $      118,195  $       99,647  $      171,962  $   10,715,970
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton    Goldman Sachs   Goldman Sachs
                                       Variable        Variable        Variable        Variable        Variable       Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance       Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust      Trust           Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                      Templeton
                                      Developing      Templeton       Templeton       Templeton           VIT          VIT CORE
                                       Markets         Foreign      Global Income      Growth           Capital       Small Cap
                                      Securities      Securities      Securities      Securities        Growth         Equity
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      251,781  $      888,304  $      272,265  $       74,350  $          112  $       29,871
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (304,403)     (1,162,315)        (60,596)        (87,339)         (1,113)        (68,520)
    Administrative expense                 (39,568)       (144,298)         (6,693)         (6,423)            (76)        (10,491)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (92,190)       (418,309)        204,976         (19,412)         (1,077)        (49,140)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 10,703,368      40,982,504       1,075,921       1,973,266          10,758       8,359,572
    Cost of investments sold             9,558,027      39,485,808       1,016,739       1,838,421          12,553       8,555,423
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                   1,145,341       1,496,696          59,182         134,845          (1,795)       (195,851)

Realized gain distributions                      -               -               -               -               -       1,105,956
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)          1,145,341       1,496,696          59,182         134,845          (1,795)        910,105

Change in unrealized gains (losses)      4,008,713       7,705,984        (473,451)        320,552           3,435        (605,643)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments      5,154,054       9,202,680        (414,269)        455,397           1,640         304,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,061,864  $    8,784,371  $     (209,293) $      435,985  $          563  $      255,322
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs                        Janus
                                       Variable       Variable        Variable        Variable                       Aspen Series
                                      Insurance       Insurance       Insurance       Insurance         Janus         (Service
                                        Trust           Trust           Trust           Trust        Aspen Series      Shares)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                         VIT                                        Foreign Stock
                                    VIT CORE U.S.   VIT Growth and  International        VIT            Forty         (Service
                                        Equity          Income         Equity       Mid Cap Value   Portfolio (i)      Shares)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       52,950  $       68,762  $           97  $       40,302  $           42  $          301
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (38,879)        (23,553)           (415)        (39,997)           (272)           (541)
    Administrative expense                  (5,618)         (3,645)            (31)         (6,194)            (19)            (38)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             8,453          41,564            (349)         (5,889)           (249)           (278)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  4,581,059       2,893,497           2,836       4,342,534             616             612
    Cost of investments sold             4,603,235       2,951,481           2,710       4,362,025             530             477
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (22,176)        (57,984)            126         (19,491)             86             135

Realized gain distributions                      -               -               -         676,000               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (22,176)        (57,984)            126         656,509              86             135

Change in unrealized gains (losses)        381,269          90,859           3,747        (358,356)          2,233           1,926
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        359,093          32,875           3,873         298,153           2,319           2,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      367,546  $       74,439  $        3,524  $      292,264  $        2,070  $        1,783
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Lazard
                                      Retirement     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                     Series, Inc.    Series Fund     Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Emerging                                       Growth and         Growth         Mid-Cap
                                       Markets        All Value     Bond-Debenture      Income       Opportunities       Value
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           33  $       28,820  $      829,262  $      219,095  $            -  $      151,023
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (187)        (80,308)       (125,438)       (178,832)        (39,167)       (252,665)
    Administrative expense                     (14)         (9,931)        (16,940)        (24,766)         (5,263)        (34,773)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (168)        (61,419)        686,884          15,497         (44,430)       (136,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                        404         543,629         978,434       2,161,644         445,568       2,057,006
    Cost of investments sold                   240         526,873         990,553       2,129,251         435,596       1,981,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         164          16,756         (12,119)         32,393           9,972          75,084

Realized gain distributions                    395          29,522         181,472       1,338,633          67,715       2,063,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                559          46,278         169,353       1,371,026          77,687       2,138,640

Change in unrealized gains (losses)          4,275         475,367        (762,076)       (630,830)        158,946        (284,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          4,834         521,645        (592,723)        740,196         236,633       1,853,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        4,666  $      460,226  $       94,161  $      755,693  $      192,203  $    1,717,351
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                        Trust            Trust           Trust           Trust          Trust            Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                     MFS Emerging        MFS        MFS Investors       MFS New                      MFS Research
                                        Growth       High Income        Trust          Discovery     MFS Research       Bond (j)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       63,070  $       21,123  $            -  $        8,763  $      167,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (34,060)        (11,517)        (46,516)        (43,736)        (24,837)        (38,689)
    Administrative expense                  (2,636)           (919)         (3,753)         (3,562)         (1,824)         (3,215)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (36,696)         50,634         (29,146)        (47,298)        (17,898)        125,490
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    565,821         122,957         525,787         805,614         386,538         559,203
    Cost of investments sold               874,029         117,873         505,232         775,273         458,864         556,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (308,208)          5,084          20,555          30,341         (72,326)          2,558

Realized gain distributions                      -               -               -               -               -          28,254
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (308,208)          5,084          20,555          30,341         (72,326)         30,812

Change in unrealized gains (losses)        527,383         (48,008)        225,249         133,247         197,021        (152,393)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        219,175         (42,924)        245,804         163,588         124,695        (121,581)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      182,479  $        7,710  $      216,658  $      116,290  $      106,797  $        3,909
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                                      Insurance       Insurance       Insurance       Insurance       Insurance
                                     MFS Variable       Trust           Trust           Trust           Trust           Trust
                                      Insurance        (Service        (Service        (Service        (Service        (Service
                                        Trust           Class)          Class)          Class)          Class)          Class)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                     MFS Emerging   MFS Investors      MFS New
                                                        Growth          Trust         Discovery      MFS Research   MFS Utilities
                                    MFS Utilities  (Service Class)  (Service Class) (Service Class) (Service Class) (Service Class)
                                    -------------   -------------    -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $          706  $             - $        2,375  $            -  $        1,297  $        6,775
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (1,694)         (9,342)        (10,796)        (15,027)         (6,063)        (16,346)
    Administrative expense                    (124)           (630)           (745)         (1,037)           (428)         (1,143)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (1,112)         (9,972)         (9,166)        (16,064)         (5,194)        (10,714)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     40,479         129,883         108,311         145,285          26,637         156,251
    Cost of investments sold                31,277         121,735          95,168         126,952          22,700         115,382
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       9,202           8,148          13,143          18,333           3,937          40,869

Realized gain distributions                      -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              9,202           8,148          13,143          18,333           3,937          40,869

Change in unrealized gains (losses)          9,471          41,934          34,073          38,170          26,235         145,489
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         18,673          50,082          47,216          56,503          30,172         186,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       17,561  $       40,110  $       38,050  $       40,439  $       24,978  $      175,644
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth         Advantage          Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    7,845,416   $            -   $    1,764,924   $       55,836   $    3,018,223
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (457,005)      (7,964,558)      (6,020,357)      (1,911,457)        (264,234)      (2,417,223)
    Administrative expense           (33,075)        (590,763)        (435,003)        (141,152)         (19,230)        (180,773)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (490,080)        (709,905)      (6,455,360)        (287,685)        (227,628)         420,227
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           15,358,395      205,694,619      147,718,247       53,227,904        7,281,978       54,288,958
    Cost of investments sold      16,128,159      171,263,503      191,312,552       47,231,726        7,774,135       46,029,413
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Change in unrealized gains
  (losses)                         7,531,956      (12,212,508)     117,220,455        3,446,825        1,559,470         (618,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,762,192       22,218,608       73,626,150        9,443,003        1,067,313        7,640,738
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    6,272,112   $   21,508,703   $   67,170,790   $    9,155,318   $      839,685   $    8,060,965
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                    Limited                           Quality
                                High Yield     Income Builder     Information       Duration       Money Market     Income Plus
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,812,784   $    1,099,374   $            -   $    1,752,661   $    4,035,464   $   12,658,645
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (508,972)        (558,589)         (45,390)        (597,580)      (1,935,110)      (3,224,785)
    Administrative expense           (36,956)         (41,094)          (3,277)         (44,976)        (142,808)        (240,456)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                       2,266,856          499,691          (48,667)       1,110,105        1,957,546        9,193,404
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           25,689,333       15,994,205        2,890,707       20,416,221      219,350,152       88,379,531
    Cost of investments sold      34,756,918       14,694,053        2,823,824       21,149,369      219,350,152       87,900,913
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares            (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                    (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Change in unrealized gains
  (losses)                         7,034,299          343,851         (113,489)        (202,310)               -       (4,906,056)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments     (2,033,286)       1,644,003          (46,606)        (935,458)               -       (4,427,438)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      233,570   $    2,143,694   $      (95,273)  $      174,647   $    1,957,546   $    4,765,966
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Morgan Stanley    Morgan Stanley    Morgan Stanley
                         Morgan Stanley    Morgan Stanley    Morgan Stanley       Variable          Variable          Variable
                            Variable          Variable          Variable         Investment        Investment        Investment
                           Investment        Investment        Investment          Series            Series            Series
                             Series            Series            Series       (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                 Aggressive         Dividend
                                                                                   Equity            Growth            Equity
                          S&P 500 Index      Strategist         Utilities     (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      1,785,285  $      5,679,967  $      3,524,763  $              -  $      1,443,974  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,462,193)       (3,810,575)       (1,994,315)         (413,801)       (2,124,994)       (1,756,189)
    Administrative
      expense                   (107,214)         (275,650)         (149,176)          (30,167)         (169,493)         (145,220)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              215,878         1,593,742         1,381,272          (443,968)         (850,513)       (1,901,409)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       41,321,188        89,706,142        45,294,119         5,514,392        24,006,910        25,874,696
    Cost of investments
      sold                    38,477,289        83,136,010        44,374,369         4,931,003        21,894,252        25,409,491
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
       (losses) on fund
       shares                  2,843,899         6,570,132           919,750           583,389         2,112,658           465,205

Realized gain
  distributions                        -        25,747,928                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                 2,843,899        32,318,060           919,750           583,389         2,112,658           465,205

Change in unrealized
  gains (losses)                (285,738)      (15,504,326)       16,799,073         4,746,447         3,547,216        18,069,371
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments              2,558,161        16,813,734        17,718,823         5,329,836         5,659,874        18,534,576
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $      2,774,039  $     18,407,476  $     19,100,095  $      4,885,868  $      4,809,361  $     16,633,167
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            European           Global            Global
                             Growth           Advantage      Dividend Growth     High Yield      Income Builder      Information
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $        385,994  $          4,910  $        992,433  $      2,487,015  $      1,110,451  $              -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (629,075)         (168,119)       (1,085,149)         (577,416)         (729,054)         (165,856)
    Administrative
      expense                    (48,787)          (12,979)          (91,387)          (50,450)          (59,347)          (12,555)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             (291,868)         (176,188)         (184,103)        1,859,149           322,050          (178,411)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales        7,750,171         1,597,897        13,042,825         8,078,602        10,891,122         3,902,606
    Cost of investments
      sold                     6,940,978         1,510,653        11,266,498         8,379,499         9,791,836         3,794,307
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                    809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                  809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Change in unrealized
  gains (losses)               1,819,427           540,600         1,391,678        (1,545,020)          691,390          (293,214)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments             2,628,620           627,844         3,168,005        (1,845,917)        1,790,676          (184,915)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $      2,336,752  $        451,656  $      2,983,902  $         13,232  $      2,112,726  $       (363,326)
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Limited                              Quality
                            Duration        Money Market       Income Plus      S&P 500 Index      Strategist         Utilities
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      4,452,631  $      2,261,966  $      8,761,695  $      2,167,997  $      1,643,628  $        673,348
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,936,533)       (1,385,276)       (2,782,804)       (2,392,982)       (1,506,226)         (509,382)
    Administrative
      expense                   (168,372)         (138,011)         (252,100)         (206,421)         (115,473)          (38,907)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income                  2,347,726           738,679         5,726,791          (431,406)           21,929           125,059
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales       32,853,258        71,737,084        62,153,874        36,834,752        19,308,206         7,282,905
    Cost of investments
      sold                    33,808,826        71,737,084        62,548,237        34,464,997        18,163,293         7,084,974
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                   (955,568)                -          (394,363)        2,369,755         1,144,913           197,931

Realized gain
  distributions                        -                 -                 -                 -         8,353,837                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                 (955,568)                -          (394,363)        2,369,755         9,498,750           197,931

Change in unrealized
  gains (losses)              (1,679,973)                -        (3,053,124)        1,962,399        (3,827,344)        3,468,439
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments            (2,635,541)                -        (3,447,487)        4,332,154         5,671,406         3,666,370
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       (287,815) $        738,679  $      2,279,304  $      3,900,748  $      5,693,335  $      3,791,429
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Neuberger &     Neuberger &    Neuberger &
                                        Berman         Berman         Berman
                                       Advisors       Advisors       Advisors        Oppenheimer     Oppenheimer     Oppenheimer
                                      Management     Management     Management        Variable         Variable       Variable
                                        Trust           Trust          Trust        Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                     Oppenheimer                     Oppenheimer
                                                         AMT                         Aggressive      Oppenheimer       Capital
                                    AMT Guardian   Mid-Cap Growth   AMT Partners       Growth          Balanced     Appreciation
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $        1,434  $            -  $      204,454  $      130,821
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (10)           (409)         (2,198)        (38,814)       (148,970)       (176,961)
    Administrative expense                     (1)            (28)           (148)         (2,865)        (11,270)        (13,889)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (11)           (437)           (912)        (41,679)         44,214         (60,029)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                     9,427             461           5,441         459,954       2,863,001       2,410,706
    Cost of investments sold                9,160             638           5,031         579,311       2,655,402       2,471,485
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        267            (177)            410        (119,357)        207,599         (60,779)

Realized gain distributions                     -               -              33               -         417,694               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)               267            (177)            443        (119,357)        625,293         (60,779)

Change in unrealized gains
  (losses)                                   (671)          4,008          22,832         455,419        (401,284)        599,247
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                            (404)          3,831          23,275         336,062         224,009         538,468
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $         (415) $        3,394  $       22,363  $      294,383  $      268,223  $      478,439
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                       Variable       Variable        Variable        Variable         Variable       Variable
                                    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                     Oppenheimer
                                                     Oppenheimer                                     Main Street
                                     Oppenheimer       Global        Oppenheimer     Oppenheimer      Small Cap      Oppenheimer
                                    Core Bond (k)    Securities      High Income     Main Street        Growth     Strategic Bond
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      265,826  $      117,015  $      138,707  $      139,834  $            -  $      340,500
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (59,496)       (138,797)        (25,874)       (130,973)        (52,081)        (99,732)
    Administrative expense                 (4,914)        (11,182)         (2,123)         (9,983)         (4,392)         (7,449)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          201,416         (32,964)        110,710          (1,122)        (56,473)        233,319
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   918,957       1,798,812         345,377       2,469,945         757,479       1,484,297
    Cost of investments sold              913,163       1,535,401         349,356       2,378,555         554,117       1,357,062
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      5,794         263,411          (3,979)         91,390         203,362         127,235

Realized gain distributions                     -               -               -               -         114,452               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)             5,794         263,411          (3,979)         91,390         317,814         127,235

Change in unrealized gains
  (losses)                               (146,573)      1,138,918         (90,271)        332,629         107,086        (268,184)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                        (140,779)      1,402,329         (94,250)        424,019         424,900        (140,949)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       60,637  $    1,369,365  $       16,460  $      422,897  $      368,427  $       92,370
                                   ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer      Oppenheimer
                                      Variable        Variable        Variable        Variable        Variable        Variable
                                   Account Funds    Account Funds   Account Funds   Account Funds  Account Funds    Account Funds
                                   (Service Class  (Service Class  (Service Class  (Service Class  (Service Class  (Service Class
                                      ("SC"))          ("SC"))         ("SC"))         ("SC"))        ("SC"))          ("SC"))
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Oppenheimer                     Oppenheimer
                                     Oppenheimer                       Capital       Oppenheimer       Global        Oppenheimer
                                      Aggressive     Oppenheimer    Appreciation      Core Bond      Securities         High
                                     Growth (SC)    Balanced (SC)       (SC)          (SC) (l)          (SC)         Income (SC)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $      575,551  $      313,741  $       66,679  $      240,629  $    2,059,269
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (229,217)       (539,304)       (740,643)        (47,666)       (430,435)       (509,140)
    Administrative expense                (30,419)        (72,045)        (98,057)         (6,434)        (57,674)        (67,385)
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)         (259,636)        (35,798)       (524,959)         12,579        (247,480)      1,482,744
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 2,323,397       5,267,940       5,863,882         683,656       5,715,976       4,483,312
    Cost of investments sold            1,952,286       4,854,206       5,595,469         687,313       4,715,817       4,418,183
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    371,111         413,734         268,413          (3,657)      1,000,159          65,129

Realized gain distributions                     -       1,297,224               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           371,111       1,710,958         268,413          (3,657)      1,000,159          65,129

Change in unrealized gains
  (losses)                              1,587,088        (902,672)      2,564,471           8,498       3,147,996      (1,372,459)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,958,199         808,286       2,832,884           4,841       4,148,155      (1,307,330)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    1,698,563  $      772,488  $    2,307,925  $       17,420  $    3,900,675  $      175,414
                                   ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer
                                      Variable        Variable        Variable     PIMCO Advisors  PIMCO Advisors  PIMCO Advisors
                                   Account Funds    Account Funds   Account Funds     Variable        Variable        Variable
                                   (Service Class  (Service Class  (Service Class    Insurance       Insurance       Insurance
                                      ("SC"))          ("SC"))         ("SC"))         Trust            Trust           Trust
                                    Sub-Account      Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                     Oppenheimer
                                     Oppenheimer     Main Street     Oppenheimer                                        PEA
                                         Main         Small Cap       Strategic                         OpCap       Science and
                                     Street (SC)     Growth (SC)      Bond (SC)    OpCap Balanced     Small Cap    Technology (m)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      695,244  $            -  $    3,511,769  $           27  $            -        $      -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (973,360)       (493,897)     (1,332,775)           (129)            (24)             (2)
    Administrative expense               (127,036)        (64,917)       (177,894)             (9)             (1)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (405,152)       (558,814)      2,001,100            (111)            (25)             (2)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 6,684,070       4,323,797       9,776,064             740             148             503
    Cost of investments sold            5,877,630       3,614,406       9,433,981             697             125             585
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    806,440         709,391         342,083              43              23             (82)

Realized gain distributions                     -         785,839               -             423             233               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           806,440       1,495,230         342,083             466             256             (82)

Change in unrealized gains
  (losses)                              2,705,596       2,147,228      (1,444,898)           (254)           (260)              3
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       3,512,036       3,642,458      (1,102,815)            212              (4)            (79)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,106,884  $    3,083,644  $      898,285  $          101  $          (29) $          (81)
                                   ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance        Insurance       Insurance        Putnam          Putnam          Putnam
                                       Trust            Trust           Trust      Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                     VT American
                                                                       PIMCO         Government      VT Capital      VT Capital
                                    Foreign Bond    Money Market    Total Return       Income       Appreciation    Opportunities
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $           58  $          252  $          293  $    2,008,028  $       74,387  $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (33)           (134)           (115)       (840,170)       (232,754)        (63,957)
    Administrative expense                     (3)             (9)             (8)              -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               22             109             170       1,167,858        (158,367)        (63,957)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                       597          10,264             153      14,351,603       3,634,643       1,081,985
    Cost of investments sold                  589          10,264             148      14,654,776       3,065,826         986,871
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                          8               -               5        (303,173)        568,817          95,114

Realized gain distributions                    19               -             160         133,868               -          18,630
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)                27               -             165        (169,305)        568,817         113,744

Change in unrealized gains
  (losses)                                     29               -            (265)     (1,025,733)        599,548         435,494
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                              56               -            (100)     (1,195,038)      1,168,365         549,238
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $           78  $          109  $           70  $      (27,180) $    1,009,998  $      485,281
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT The George        VT
                                    VT Discovery   VT Diversified       VT           Putnam Fund    Global Asset         VT
                                       Growth          Income      Equity Income      of Boston      Allocation     Global Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $    6,643,962  $      240,068  $    4,737,174  $      379,850  $      436,764
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (250,791)     (1,227,067)       (346,118)     (3,229,618)       (479,590)       (729,665)
    Administrative expense                   (789)         (1,141)              -        (125,266)        (22,794)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (251,580)      5,415,754        (106,050)      1,382,290        (122,534)       (292,901)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 3,986,651      14,294,005       3,138,209      40,463,242       5,402,948       9,095,012
    Cost of investments sold            3,314,007      14,412,103       2,829,248      37,516,854       5,161,684      13,683,583
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    672,644        (118,098)        308,961       2,946,388         241,264      (4,588,571)

Realized gain distributions                     -               -         331,003               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)           672,644        (118,098)        639,964       2,946,388         241,264      (4,588,571)

Change in unrealized gains (losses)       506,092      (3,809,839)        613,147       1,559,617       1,795,428       8,687,484
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,178,736      (3,927,937)      1,253,111       4,506,005       2,036,692       4,098,913
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      927,156  $    1,487,817  $    1,147,061  $    5,888,295  $    1,914,158  $    3,806,012
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                                        VT
                                    VT Growth and     VT Growth       VT Health                                    International
                                        Income      Opportunities     Sciences      VT High Yield     VT Income       Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    9,597,228  $      155,648  $       46,124  $    7,947,032  $    6,415,630  $    3,616,826
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (8,138,857)       (334,725)     (1,078,146)     (1,377,094)     (2,799,476)     (3,584,146)
    Administrative expense               (163,061)           (170)        (18,432)        (68,849)       (116,409)       (154,813)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)        1,295,310        (179,247)     (1,050,454)      6,501,089       3,499,745        (122,133)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales               106,510,460       5,278,189      13,340,992      24,104,480      32,226,497      51,302,815
    Cost of investments sold          100,366,262       7,568,445      12,831,963      24,323,988      32,005,377      47,728,887
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,144,198      (2,290,256)        509,029        (219,508)        221,120       3,573,928

Realized gain distributions                     -               -               -               -       2,231,523               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)         6,144,198      (2,290,256)        509,029        (219,508)      2,452,643       3,573,928

Change in unrealized gains (losses)    13,955,866       2,990,297       9,257,489      (4,698,100)     (4,140,907)     22,235,438
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments    20,100,064         700,041       9,766,518      (4,917,608)     (1,688,264)     25,809,366
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                $   21,395,374  $      520,794  $    8,716,064  $    1,583,481  $    1,811,481  $   25,687,233
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      VT              VT
                                International    International
                                  Growth and          New                               VT               VT             VT New
                                   Income        Opportunities    VT Investors     Mid Cap Value    Money Market     Opportunities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $       446,407  $       208,099  $     1,711,628  $        21,531  $     2,319,075  $       132,050
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (708,533)        (427,207)      (2,271,764)        (160,469)      (1,295,565)      (1,647,607)
    Administrative expense                  (5)               -          (23,963)               -         (101,906)         (20,985)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (262,131)        (219,108)        (584,099)        (138,938)         921,604       (1,536,542)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              8,801,359        7,418,996       30,379,223        1,473,981       74,141,026       20,777,275
    Cost of investments sold         7,530,525        7,558,586       36,046,965        1,305,994       74,141,026       33,990,827
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 1,270,834         (139,590)      (5,667,742)         167,987                -      (13,213,552)

Realized gain distributions                  -                -                -          172,879                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains (losses)       1,270,834         (139,590)      (5,667,742)         340,866                -      (13,213,552)

Change in unrealized gains
  (losses)                           5,528,462        5,211,017       18,148,940        1,231,877                -       24,334,175
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         6,799,296        5,071,427       12,481,198        1,572,743                -       11,120,623
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     6,537,165  $     4,852,319  $    11,897,099  $     1,433,805  $       921,604  $     9,584,081
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   VT OTC &                                          VT Utilities
                                                   Emerging                         VT Small Cap      Growth and
                                 VT New Value       Growth         VT Research         Value            Income          VT Vista
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     1,291,654  $             -  $       830,504  $       298,033  $       927,701  $             -
Charges from Allstate Life
  Insurance Company:
   Mortality and expense
     risk                           (2,163,710)        (428,834)      (1,321,993)      (2,373,441)        (670,651)      (1,305,520)
   Administrative expense              (68,460)               -          (16,029)         (45,101)         (12,962)         (28,163)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Net investment income
     (loss)                           (940,516)        (428,834)        (507,518)      (2,120,509)         244,088       (1,333,683)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             23,219,054        6,469,952       18,522,688       35,009,989       10,062,311       18,143,124
    Cost of investments sold        20,000,654       11,126,424       19,708,773       23,940,705       10,085,275       20,342,682
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 3,218,400       (4,656,472)      (1,186,085)      11,069,284          (22,964)      (2,199,558)

Realized gain distributions                  -                -                -        9,671,182                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains
     (losses)                        3,218,400       (4,656,472)      (1,186,085)      20,740,466          (22,964)      (2,199,558)

Change in unrealized gains
   (losses)                          5,005,835        6,940,032        5,027,353      (10,103,190)       3,037,643       13,058,822
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         8,224,235        2,283,560        3,841,268       10,637,276        3,014,679       10,859,264
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     7,283,719  $     1,854,726  $     3,333,750  $     8,516,767  $     3,258,767  $     9,525,581
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Salomon           Salomon
                                                                    Brothers           Brothers
                                                                    Variable          Variable          Scudder         Scudder
                                   Putnam            Rydex           Series            Series          Variable         Variable
                               Variable Trust   Variable Trust      Funds Inc.       Funds Inc.        Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    21st Century
                                 VT Voyager        Rydex OTC         All Cap         Investors       Growth (n)       Balanced (o)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     2,452,144  $             -  $            54  $            95  $             -  $        83,495
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk      (4,955,444)             (38)             (86)            (108)          (1,114)          (3,976)
    Administrative expense            (167,793)              (3)              (7)              (7)            (761)          (2,791)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Net investment income
  (loss)                            (2,671,093)             (41)             (39)             (20)          (1,875)          76,728
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             74,990,713               42              202              283          743,243        2,885,518
    Cost of investments sold       102,641,655               41              173              262          931,807        3,065,762
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Realized gains (losses)
      on fund shares               (27,650,942)               1               29               21         (188,564)        (180,244)

Realized gain distributions                  -                -                5                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                       (27,650,942)               1               34               21         (188,564)        (180,244)

Change in unrealized gains
  (losses)                          44,001,710              234              159              378          124,230           24,562
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
  gains (losses) on investm         16,350,768              235              193              399          (64,334)        (155,682)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS   $    13,679,675  $           194  $           154  $           379  $       (66,209) $       (78,954)
                               ===============  ===============  ===============  ===============  ===============  ===============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Scudder          Scudder          Scudder          Scudder          Scudder          Scudder
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Capital          Global         Growth and
                                    Bond          Growth (p)        Discovery         Income        International    Money Market
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $        42,280  $        18,098  $        11,060  $        15,605  $        13,275  $        23,833
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (4,981)         (10,038)          (7,865)          (5,029)          (3,485)          (3,960)
    Administrative expense              (3,550)          (6,935)          (5,429)          (3,581)          (2,349)          (2,674)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)          33,749            1,125           (2,234)           6,995            7,441           17,199
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                333,982          503,538          392,953          287,361           95,564          261,366
    Cost of investments sold           328,310          507,567          307,208          260,052           89,376          261,366
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     5,672           (4,029)          85,745           27,309            6,188                -

Realized gain distributions             10,777                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains (losses)         16,449           (4,029)          85,745           27,309            6,188                -

Change in unrealized gains
  (losses)                             (29,259)         216,750          209,422           21,114          102,844                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
    gains (losses) on
    investments                        (12,810)         212,721          295,167           48,423          109,032                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $        20,939  $       213,846  $       292,933  $        55,418  $       116,473  $        17,199
                               ===============  ===============  ===============  ===============  ===============  ===============

(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder       Scudder       Scudder      STI Classic      STI Classic      STI Classic
                                          Variable     Variable       Variable       Variable         Variable         Variable
                                         Series II     Series II     Series II        Trust            Trust            Trust
                                        Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account      Sub-Account
                                        -----------   -----------   ------------  --------------   --------------   --------------
                                                       Small Cap       Total                            STI
                                                        Growth        Return        STI Capital     International   STI Investment
                                         Growth (p)     (e) (n)       (e)(o)       Appreciation        Equity         Grade Bond
                                        -----------   -----------   -----------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $     6,525   $         -   $         -   $       44,371   $      119,679   $      526,940
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk               (1,065)       (2,212)       (7,850)        (446,809)         (65,705)        (181,227)
    Administrative expense                     (736)       (1,513)       (5,510)         (34,728)          (5,127)         (14,651)
                                        -----------   -----------   -----------   --------------   --------------   --------------
  Net investment income (loss)                4,724        (3,725)      (13,360)        (437,166)          48,847          331,062
                                        -----------   -----------   -----------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     763,229        65,183       449,835       13,169,571        1,884,919        4,878,890
    Cost of investments sold                762,898        59,649       425,507       13,835,486        1,845,159        4,814,450
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Realized gains (losses)
    on fund shares                              331         5,534        24,328         (665,915)          39,760           64,440

Realized gain distributions                       -             -             -                -                -                -
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized gains (losses)                   331         5,534        24,328         (665,915)          39,760           64,440

Change in unrealized gains (losses)         (30,107)      104,480       160,799           (1,988)         425,009         (296,730)
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized and unrealized
    gains (losses) on investments           (29,776)      110,014       185,127         (667,903)         464,769         (232,290)
                                        -----------   -----------   -----------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $   (25,052)  $   106,289   $   171,767   $   (1,105,069)  $      513,616   $       98,772
                                        ===========   ===========   ===========   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       The Universal  The Universal
                                     STI Classic      STI Classic      STI Classic      STI Classic    Institutional  Institutional
                                   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.    Funds, Inc.
                                     Sub-Account      Sub-Account      Sub-Account      Sub-Account    Sub-Account    Sub-Account
                                   --------------   --------------   --------------   --------------   -------------  -------------
                                                                                                         Van Kampen    Van Kampen
                                      STI Large        STI Large                                        UIF Emerging       UIF
                                    Cap Relative       Cap Value          STI          STI Small Cap      Markets        Equity
                                     Value (q)         Equity (r)    Mid-Cap Equity    Value Equity       Equity         Growth
                                   --------------   --------------   --------------   --------------   -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       49,666   $      487,620   $       50,473   $       49,395   $     176,897  $     329,171
Charges from Allstate Life
 Insurance Company:
  Mortality and expense risk              (71,751)        (402,646)        (151,278)        (144,892)       (695,439)      (960,183)
  Administrative expense                   (6,311)         (31,677)         (11,950)         (11,632)        (45,630)       (79,080)
                                   --------------   --------------   --------------   --------------   -------------  -------------
Net investment income (loss)              (28,396)          53,297         (112,755)        (107,129)       (564,172)      (710,092)
                                   --------------   --------------   --------------   --------------   -------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 1,160,214       10,105,796        3,984,635        3,084,925      25,649,180     24,857,473
    Cost of investments sold              994,352        9,598,253        3,773,521        1,839,836      21,206,660     25,801,697
                                   --------------   --------------   --------------   --------------   -------------  -------------

    Realized gains (losses)
      on fund shares                      165,862          507,543          211,114        1,245,089       4,442,520       (944,224)

Realized gain distributions                     -                -                -        1,177,441               -              -
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized gains (losses)             165,862          507,543          211,114        2,422,530       4,442,520       (944,224)

Change in unrealized gains
  (losses)                                258,834           93,439        1,276,351       (1,266,830)      9,202,058     10,095,394
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized and unrealized
    gains (losses) on investments         424,696          600,982        1,487,465        1,155,700      13,644,578      9,151,170
                                   --------------   --------------   --------------   --------------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      396,300   $      654,279   $    1,374,710   $    1,048,571   $  13,080,406  $   8,441,078
                                   ==============   ==============   ==============   ==============   =============  =============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                    The Universal  The Universal  The Universal    The Universal     The Universal    The Universal
                                    Institutional  Institutional  Institutional    Institutional     Institutional    Institutional
                                     Funds, Inc.    Funds, Inc.    Funds, Inc.      Funds, Inc.        Funds, Inc.     Funds, Inc.
                                     Sub-Account    Sub-Account    Sub-Account      Sub-Account        Sub-Account     Sub-Account
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
                                                     Van Kampen     Van Kampen      Van Kampen                         Van Kampen
                                   Van Kampen UIF    UIF Global      UIF High    UIF International   Van Kampen UIF      UIF U.S.
                                    Fixed Income    Value Equity      Yield           Magnum         Mid Cap Growth   Mid Cap Value
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       79,443  $         458  $       1,369  $         413,369  $              -  $     437,050
Charges from Allstate Life
Insurance Company:
  Mortality and expense risk              (33,304)          (582)        (1,370)          (503,978)         (576,360)    (2,129,681)
  Administrative expense                   (2,479)           (46)           (98)           (33,678)          (37,238)      (152,178)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net investment income (loss)             43,660           (170)           (99)          (124,287)         (613,598)    (1,844,809)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   979,979          1,089        335,963         15,879,016        20,571,183     41,232,592
    Cost of investments sold              947,589            916        288,903         14,435,466        17,822,846     34,489,137
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Realized gains (losses)
      on fund shares                       32,390            173         47,060          1,443,550         2,748,337      6,743,455

Realized gain distributions                16,291            314              -                  -                 -      1,948,774
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Net realized gains (losses)            48,681            487         47,060          1,443,550         2,748,337      8,692,229

Change in unrealized gains
  (losses)                                (21,276)         1,666        (55,490)         1,725,734         3,449,254      6,830,025
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net realized and unrealized
    gains (losses) on investments          27,405          2,153         (8,430)         3,169,284         6,197,591     15,522,254
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $       71,065  $       1,983  $      (8,529) $       3,044,997  $      5,583,993  $  13,677,445
                                   ==============  =============  =============  =================  ================  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                   The Universal   The Universal   The Universal   The Universal
                                   The Universal   The Universal   Institutional   Institutional   Institutional   Institutional
                                   Institutional   Institutional    Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                    Funds, Inc.     Funds, Inc.      (Class II)      (Class II)      (Class II)      (Class II)
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Van Kampen      Van Kampen      Van Kampen
                                     Van Kampen                     UIF Emerging    UIF Emerging   UIF Equity and  Van Kampen UIF
                                      UIF U.S.       Van Kampen     Markets Debt   Markets Equity      Income      Equity Growth
                                    Real Estate      UIF Value       (Class II)      (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      865,399  $        4,512  $    1,588,582  $       52,010  $      275,808  $       65,363
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,075,640)         (4,948)       (306,298)       (213,309)       (595,563)       (266,934)
    Administrative expense                (70,425)           (335)        (40,420)        (29,478)        (81,771)        (34,517)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (280,666)           (771)      1,241,864        (190,777)       (401,526)       (236,088)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                21,188,626          37,453       4,627,987       8,763,716      15,519,205       5,126,087
    Cost of investments sold           14,527,018          31,206       4,561,471       7,705,809      15,083,700       4,697,379
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,661,608           6,247          66,516       1,057,907         435,505         428,708

Realized gain distributions             1,911,474          18,706         338,874               -         440,593               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         8,573,082          24,953         405,390       1,057,907         876,098         428,708

Change in unrealized gains
  (losses)                              1,622,054         (14,187)        501,823       3,437,670       2,271,605       2,336,944
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                      10,195,136          10,766         907,213       4,495,577       3,147,703       2,765,652
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    9,914,470  $        9,995  $    2,149,077  $    4,304,800  $    2,746,177  $    2,529,564
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    The Universal   The Universal   The Universal   The Universal   The Universal    Van Kampen
                                    Institutional   Institutional   Institutional   Institutional   Institutional       Life
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Investment
                                      (Class II)     (Class II)      (Class II)      (Class II)       (Class II)        Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                     Van Kampen                    Van Kampen UIF  Van Kampen UIF     Van Kampen
                                     UIF Global    Van Kampen UIF   Small Company   U.S. Mid Cap       UIF U.S.
                                     Franchise     Mid Cap Growth      Growth           Value        Real Estate
                                     (Class II)      (Class II)      (Class II)      (Class II)       (Class II)    LIT Comstock
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $            -  $      127,415  $      864,326  $    1,336,503
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (800,318)       (442,111)       (388,356)       (748,752)     (1,094,186)     (1,524,212)
    Administrative expense               (105,632)        (57,373)        (48,002)        (96,214)       (143,994)       (112,126)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (905,950)       (499,484)       (436,358)       (717,551)       (373,854)       (299,835)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                20,056,547      14,337,312       5,410,006      15,871,108      23,043,234      33,321,083
    Cost of investments sold           19,150,951      12,943,145       4,666,556      14,952,009      19,748,236      29,705,756
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    905,596       1,394,167         743,450         919,099       3,294,998       3,615,327

Realized gain distributions               146,416               -         152,704         688,648       2,037,416       3,655,680
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         1,052,012       1,394,167         896,154       1,607,747       5,332,414       7,271,007

Change in unrealized gains
  (losses)                              5,001,853       3,561,929       2,220,261       4,312,502       6,168,507      (3,659,429)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       6,053,865       4,956,096       3,116,415       5,920,249      11,500,921       3,611,578
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    5,147,915  $    4,456,612  $    2,680,057  $    5,202,698  $   11,127,067  $    3,311,743
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen      Van Kampen      Van Kampen
                                      Van Kampen     Van Kampen      Van Kampen         Life            Life            Life
                                         Life           Life            Life         Investment      Investment      Investment
                                      Investment     Investment      Investment         Trust           Trust           Trust
                                        Trust           Trust           Trust        (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                   LIT Aggressive                   LIT Emerging
                                    LIT Emerging                         LIT           Growth       LIT Comstock       Growth
                                       Growth      LIT Government   Money Market     (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      196,869  $       76,439  $       73,541  $            -  $    2,396,152  $        7,961
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,033,602)        (22,058)        (33,136)       (334,204)     (4,352,911)     (1,033,616)
    Administrative expense                (72,253)         (1,829)         (2,738)        (35,068)       (434,582)        (96,787)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (908,986)         52,552          37,667        (369,272)     (2,391,341)     (1,122,442)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                30,488,321         500,649       1,670,264       9,048,049      74,282,172      13,939,588
    Cost of investments sold           36,579,135         500,607       1,670,264       8,558,682      70,483,422      13,211,127
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                 (6,090,814)             42               -         489,367       3,798,750         728,461

Realized gain distributions                     -               -               -               -       8,297,097               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)        (6,090,814)             42               -         489,367      12,095,847         728,461

Change in unrealized gains
  (losses)                             10,975,234         (10,578)              -       1,834,989      (1,599,737)      4,192,013
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       4,884,420         (10,536)              -       2,324,356      10,496,110       4,920,474
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,975,434  $       42,016  $       37,667  $    1,955,084  $    8,104,769  $    3,798,032
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------

                                       Van Kampen       Van Kampen
                                          Life             Life
                                       Investment       Investment
                                         Trust            Trust
                                       (Class II)       (Class II)
                                      Sub-Account      Sub-Account
                                     --------------   --------------

                                     LIT Growth and        LIT
                                         Income        Money Market
                                       (Class II)       (Class II)
                                     --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      995,968   $      596,447
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (1,887,741)        (337,800)
    Administrative expense                 (243,241)         (45,350)
                                     --------------   --------------

    Net investment income (loss)         (1,135,014)         213,297
                                     --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,575,040        8,838,026
    Cost of investments sold             24,448,620        8,838,026
                                     --------------   --------------

      Realized gains (losses)
        on fund shares                    2,126,420                -

Realized gain distributions               2,812,355                -
                                     --------------   --------------

    Net realized gains (losses)           4,938,775                -

Change in unrealized gains (losses)       6,088,763                -
                                     --------------   --------------

    Net realized and unrealized
      gains (losses) on investments      11,027,538                -
                                     --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $    9,892,524   $      213,297
                                     ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                          Aggressive Growth               Basic Balanced (a)                 Basic Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (s)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (368,494) $     (391,334) $       20,111  $       28,597  $     (426,102) $     (425,577)
Net realized gains (losses)               (672,913)     (1,168,541)       (659,787)     (1,101,935)      1,537,033         617,308
Change in unrealized gains (losses)      2,084,268       4,335,389       2,697,431       4,604,480         282,136       2,630,038
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,042,861       2,775,514       2,057,755       3,531,142       1,393,067       2,821,769
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    22,505          89,370          53,656         264,982          27,627          82,396
Benefit payments                          (670,458)       (532,368)     (2,089,350)     (2,135,676)       (799,105)       (334,755)
Payments on termination                 (1,991,348)     (2,295,083)     (6,351,818)     (5,130,966)     (3,778,661)     (3,305,754)
Contract maintenance charge                (13,973)        (15,792)        (22,892)        (24,997)        (12,100)        (10,354)
Transfers among the sub-accounts
  and with the Fixed Account - net        (798,235)       (675,572)       (376,249)      3,436,033       2,809,832       7,384,538
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,451,509)     (3,429,445)     (8,786,653)     (3,590,624)     (1,752,407)      3,816,071
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,408,648)       (653,931)     (6,728,898)        (59,482)       (359,340)      6,637,840

NET ASSETS AT BEGINNING OF PERIOD       29,359,930      30,013,861      61,381,616      61,441,098      33,661,411      27,023,571
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   26,951,282  $   29,359,930  $   54,652,718  $   61,381,616  $   33,302,071  $   33,661,411
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            2,810,200       3,182,724       5,868,136       6,229,620       2,711,020       2,384,831
      Units issued                         265,811         260,307         625,884         865,156         717,187       1,017,122
      Units redeemed                      (621,891)       (632,831)     (1,464,365)     (1,226,640)       (856,553)       (690,933)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,454,120       2,810,200       5,029,655       5,868,136       2,571,654       2,711,020
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                               Blue Chip                 Capital Appreciation            Capital Development
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (178,511) $     (316,573) $   (1,654,571) $   (1,955,543) $     (325,538) $     (291,436)
Net realized gains (losses)               (613,618)       (902,235)     (1,646,079)     (3,846,783)        765,593         505,435
Change in unrealized gains (losses)      1,142,720       1,906,146      11,044,610      11,895,462       1,459,050       2,580,175
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          350,591         687,338       7,743,960       6,093,136       1,899,105       2,794,174
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,134          88,791         346,802         599,593           6,088          21,646
Benefit payments                          (655,291)       (738,126)     (2,782,341)     (2,704,200)       (419,398)       (712,285)
Payments on termination                 (2,209,932)     (2,107,193)    (15,414,975)    (16,187,368)     (2,346,698)     (1,882,175)
Contract maintenance charge                (11,802)        (13,199)        (59,747)        (70,305)         (8,078)         (7,361)
Transfers among the sub-accounts
  and with the Fixed Account - net        (645,789)      1,008,271      (4,291,485)     (1,424,435)      2,773,295       3,085,772
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,514,680)     (1,761,456)    (22,201,746)    (19,786,715)          5,209         505,597
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,164,089)     (1,074,118)    (14,457,786)    (13,693,579)      1,904,314       3,299,771

NET ASSETS AT BEGINNING OF PERIOD       23,985,160      25,059,278     130,812,421     144,506,000      23,186,341      19,886,570
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,821,071  $   23,985,160  $  116,354,635  $  130,812,421  $   25,090,655  $   23,186,341
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,828,137       4,128,148      13,757,751      15,662,353       1,701,239       1,671,654
      Units issued                         328,056         634,180       2,035,513       4,843,526         415,204         502,704
      Units redeemed                      (900,156)       (934,191)     (4,208,213)     (6,748,128)       (423,346)       (473,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,256,037       3,828,137      11,585,051      13,757,751       1,693,097       1,701,239
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                      AIM V. I.
                                              Core Equity               Demographic Trends (b)            Diversified Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       64,437  $     (563,234) $     (145,441) $     (171,161) $    1,292,980  $    1,290,839
Net realized gains (losses)                286,653      (1,114,610)     (1,181,356)     (1,077,441)       (529,322)       (616,394)
Change in unrealized gains (losses)      3,565,409      10,530,797       1,735,286       2,008,447        (329,502)        408,029
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,916,499       8,852,953         408,489         759,845         434,156       1,082,474
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   108,408         288,966          11,367          41,182          22,007         253,635
Benefit payments                        (3,377,614)     (3,867,673)       (462,972)       (198,242)     (1,306,605)     (1,301,038)
Payments on termination                (13,331,985)    (13,033,229)     (1,563,312)       (972,346)     (4,091,502)     (3,780,938)
Contract maintenance charge                (57,810)        (66,359)         (6,378)         (7,577)         (8,625)         (9,793)
Transfers among the sub-accounts
  and with the Fixed Account - net      (3,398,637)     (3,416,382)       (840,397)        (11,853)      1,587,854       1,581,715
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (20,057,638)    (20,094,677)     (2,861,692)     (1,148,836)     (3,796,871)     (3,256,419)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (16,141,139)    (11,241,724)     (2,453,203)       (388,991)     (3,362,715)     (2,173,945)

NET ASSETS AT BEGINNING OF PERIOD      122,557,863     133,799,587      12,448,911      12,837,902      30,206,364      32,380,309
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  106,416,724  $  122,557,863  $    9,995,708  $   12,448,911  $   26,843,649  $   30,206,364
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              10,304,475      11,985,687       2,398,585       2,637,740       2,590,685       2,854,223
      Units issued                         665,275         721,655         250,168         268,475         481,138         618,925
      Units redeemed                    (2,236,714)     (2,402,867)       (809,325)       (507,630)       (786,266)       (882,463)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,733,036      10,304,475       1,839,428       2,398,585       2,285,557       2,590,685
                                    ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable            AIM Variable                    AIM Variable
                                       Insurance              Insurance                       Insurance
                                         Funds                  Funds                           Funds
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       AIM V. I.              AIM V. I.
                                        Global                Government                       AIM V. I.
                                       Utilities              Securities                        Growth
                                    --------------  ------------------------------  ------------------------------

                                       2004 (t)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      293,631  $      584,747  $      960,137  $   (1,094,101) $   (1,226,103)
Net realized gains (losses)             (5,603,660)        237,311         624,146      (5,776,165)     (8,187,475)
Change in unrealized gains (losses)      5,354,167        (729,599)     (1,071,944)     11,030,910      14,617,270
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           44,138          92,459         512,339       4,160,644       5,203,692
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    21,208          12,105         209,950          98,170         307,056
Benefit payments                          (100,962)     (1,695,940)     (1,266,945)     (2,236,761)     (2,087,933)
Payments on termination                   (204,535)     (5,311,391)     (4,820,299)     (8,273,756)     (9,045,114)
Contract maintenance charge                 (1,746)        (11,760)        (14,298)        (40,753)        (47,746)
Transfers among the sub-accounts
  and with the Fixed Account - net     (10,121,476)     (1,348,494)     (5,801,502)     (3,372,611)     (1,445,095)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (10,407,511)     (8,355,480)    (11,693,094)    (13,825,711)    (12,318,832)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (10,363,373)     (8,263,021)    (11,180,755)     (9,665,067)     (7,115,140)

NET ASSETS AT BEGINNING OF PERIOD       10,363,373      41,388,456      52,569,211      84,293,920      91,409,060
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $   33,125,435  $   41,388,456  $   74,628,853  $   84,293,920
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,175,101       3,233,611       4,155,599      11,996,211      13,667,032
      Units issued                       1,159,161         405,705         676,377       2,145,677       7,963,511
      Units redeemed                    (2,334,262)     (1,052,106)     (1,598,365)     (4,064,345)     (9,634,332)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -       2,587,210       3,233,611      10,077,543      11,996,211
                                    ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                   AIM Variable                      AIM Variable
                                               Insurance                      Insurance                        Insurance
                                                 Funds                          Funds                            Funds
                                              Sub-Account                    Sub-Account                      Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I. Mid
                                              High Yield                 International Growth                 Cap Core Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,188,253  $      292,772  $     (345,899) $     (314,976) $     (246,596) $     (251,882)
Net realized gains (losses)                 24,398        (255,926)      1,304,497        (212,755)      1,739,308       1,582,640
Change in unrealized gains (losses)       (994,898)      1,735,388       6,687,181       9,289,651         230,659       1,218,534
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          217,753       1,772,234       7,645,779       8,761,920       1,723,371       2,549,292
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    14,923          57,947          51,152         127,434         117,308         158,215
Benefit payments                          (667,370)       (833,138)     (1,286,573)     (1,029,895)       (289,408)       (439,049)
Payments on termination                 (2,412,404)     (2,295,113)     (5,551,814)     (5,262,184)     (2,977,917)     (2,228,618)
Contract maintenance charge                 (6,020)         (7,086)        (22,002)        (21,304)         (8,575)         (5,860)
Transfers among the sub-accounts
  and with the Fixed Account - net        (980,059)        529,162       5,500,032       2,664,174       6,168,348       8,390,253
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (4,050,930)     (2,548,228)     (1,309,205)     (3,521,775)      3,009,756       5,874,941
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,833,177)       (775,994)      6,336,574       5,240,145       4,733,127       8,424,233

NET ASSETS AT BEGINNING OF PERIOD       19,434,444      20,210,438      47,558,998      42,318,853      25,617,458      17,193,225
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,601,267  $   19,434,444  $   53,895,572  $   47,558,998  $   30,350,585  $   25,617,458
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,992,886       2,275,681       3,968,781       4,237,112       1,876,228       1,375,001
      Units issued                         357,522         439,046         954,641         748,437       1,855,020       2,006,150
      Units redeemed                      (772,858)       (721,841)       (951,934)     (1,016,768)     (1,559,007)     (1,504,923)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,577,550       1,992,886       3,971,488       3,968,781       2,172,241       1,876,228
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             AIM Variable            AIM Variable            AIM Variable
                                               Insurance               Insurance              Insurance
                                                 Funds                   Funds                  Funds
                                              Sub-Account             Sub-Account            Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                              AIM V. I.              AIM V. I. New            AIM V. I.
                                             Money Market             Technology            Premier Equity
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (u)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      242,582  $     (211,915) $      (38,167) $     (997,413) $   (1,808,651)
Net realized gains (losses)                      -               -     (14,059,088)     (6,051,321)     (9,592,272)
Change in unrealized gains (losses)              -               -      13,545,911      12,742,532      18,050,835
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          242,582        (211,915)       (551,344)      5,693,798       6,649,912
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          85,031          11,193         172,425         547,068
Benefit payments                       (12,980,203)     (8,708,491)        (44,381)     (5,301,618)     (4,395,116)
Payments on termination                 (8,903,804)    (12,264,941)       (277,690)    (17,432,839)    (18,084,502)
Contract maintenance charge                 (8,289)        (10,713)         (2,109)        (86,130)       (103,333)
Transfers among the sub-accounts
  and with the Fixed Account - net      16,782,968       7,770,364      (7,129,461)     (9,459,939)    (11,445,953)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,093,845)    (13,128,750)     (7,442,448)    (32,108,101)    (33,481,836)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,851,263)    (13,340,665)     (7,993,792)    (26,414,303)    (26,831,924)

NET ASSETS AT BEGINNING OF PERIOD       25,036,975      38,377,640       7,993,792     172,357,116     199,189,040
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,185,712  $   25,036,975  $            -  $  145,942,813  $  172,357,116
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,239,273       3,415,494       1,273,805      19,267,691      23,026,745
      Units issued                       3,730,812       4,090,093       1,364,777       2,333,499       4,969,993
      Units redeemed                    (4,177,182)     (5,266,314)     (2,638,582)     (5,838,580)     (8,729,047)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,792,903       2,239,273               -      15,762,610      19,267,691
                                    ==============  ==============  ==============  ==============  ==============

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                     Funds Series II
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                        AIM V. I.                       AIM V. I.
                                             Technology                       Utilities                     Aggressive Growth II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (u) (v)        2005        2004 (t) (v)        2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (84,209) $      (65,379) $      144,416  $      (95,999) $      (10,274) $       (9,568)
Net realized gains (losses)                102,452           8,384         540,032          91,251           4,849          10,607
Change in unrealized gains (losses)        (44,805)        777,889       1,090,839       2,139,389          28,161          50,816
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (26,562)        720,894       1,775,287       2,134,641          22,736          51,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,109           6,236           5,380           3,880           6,106               -
Benefit payments                          (116,194)        (66,303)       (406,298)       (134,934)              -               -
Payments on termination                   (710,996)       (629,212)     (1,453,411)       (579,273)         (8,674)        (46,452)
Contract maintenance charge                 (3,831)         (2,641)         (5,774)         (3,498)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (448,905)      7,266,346       2,562,546      10,182,228          18,981          39,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,271,817)      6,574,426         702,443       9,468,403          16,413          (7,068)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,298,379)      7,295,320       2,477,730      11,603,044          39,149          44,787

NET ASSETS AT BEGINNING OF PERIOD        7,295,320               -      11,603,044               -         594,230         549,443
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,996,941  $    7,295,320  $   14,080,774  $   11,603,044  $      633,379  $      594,230
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 657,425               -         948,229               -          54,443          55,169
      Units issued                          76,130       1,552,587         527,651       2,139,907           4,820           4,591
      Units redeemed                      (197,473)       (895,162)       (477,296)     (1,191,678)         (3,303)         (5,317)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 536,082         657,425         998,584         948,229          55,960          54,443
                                    ==============  ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                        Basic Balanced II (c)              Basic Value II                   Blue Chip II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,007) $       (2,063) $     (367,775) $     (271,577) $      (12,536) $      (15,597)
Net realized gains (losses)                 26,918           8,568         531,298         149,442          11,079          13,995
Change in unrealized gains (losses)         47,456         103,735         625,320       1,670,380          17,568          29,664
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           67,367         110,240         788,843       1,548,245          16,111          28,062
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       800         134,871       1,494,568       7,939,115           7,926          81,022
Benefit payments                            (3,334)         (2,907)       (234,236)        (96,452)         (1,211)         (1,351)
Payments on termination                   (183,441)        (38,509)       (696,246)       (319,634)        (33,938)        (18,023)
Contract maintenance charge                      -               -         (64,500)        (36,796)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          48,100         239,907        (188,928)      1,923,398         (29,700)         44,436
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (137,875)        333,362         310,658       9,409,631         (56,923)        106,084
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,508)        443,602       1,099,501      10,957,876         (40,812)        134,146

NET ASSETS AT BEGINNING OF PERIOD        2,173,518       1,729,916      20,868,026       9,910,150       1,084,671         950,525
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,103,010  $    2,173,518  $   21,967,527  $   20,868,026  $    1,043,859  $    1,084,671
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 217,898         183,096       1,549,941         825,029         111,610         100,367
      Units issued                          23,156          44,597         409,587       1,011,118           3,922          22,123
      Units redeemed                       (37,056)         (9,795)       (386,841)       (286,206)         (9,861)        (10,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
   period                                  203,998         217,898       1,572,687       1,549,941         105,671         111,610
                                    ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       Capital Appreciation II         Capital Development II              Core Equity II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (123,155) $     (112,048) $       (7,315) $       (5,777) $       (1,366) $       (3,007)
Net realized gains (losses)                135,871          44,864           7,071           1,330           7,935           3,779
Change in unrealized gains (losses)        470,030         374,971          35,972          51,999          10,275          29,437
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          482,746         307,787          35,728          47,552          16,844          30,209
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   210,248       1,630,317             303          22,567             690         100,650
Benefit payments                           (60,896)         (5,405)              -               -               -            (764)
Payments on termination                   (330,132)       (136,755)         (4,284)         (1,232)        (46,576)        (22,864)
Contract maintenance charge                (19,186)        (19,534)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (493,031)        553,972          70,712          32,312          15,515          27,483
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (692,997)      2,022,595          66,731          53,647         (30,371)        104,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (210,251)      2,330,382         102,459         101,199         (13,527)        134,714

NET ASSETS AT BEGINNING OF PERIOD        7,748,129       5,417,747         420,643         319,444         491,481         356,767
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,537,878  $    7,748,129  $      523,102  $      420,643  $      477,954  $      491,481
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 628,627         463,016          36,107          31,129          45,304          35,227
      Units issued                          62,765         299,855          15,264           6,765           2,051          13,631
      Units redeemed                      (121,447)       (134,244)         (9,565)         (1,787)         (4,758)         (3,554)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 569,945         628,627          41,806          36,107          42,597          45,304
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                     AIM Variable            AIM Variable
                                              Insurance                        Insurance               Insurance
                                           Funds Series II                  Funds Series II         Funds Series II
                                             Sub-Account                      Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                                                                                       AIM V. I.
                                               AIM V. I.                          AIM V. I.             Global
                                       Demographic Trends II (d)            Diversified Income II    Utilities II
                                    ------------------------------  ------------------------------  --------------

                                         2005            2004            2005            2004          2004 (w)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (4,640) $       (4,674) $       32,324  $       32,098  $        8,879
Net realized gains (losses)                  5,621          12,461          (1,516)             42           9,743
Change in unrealized gains (losses)         12,372           8,916         (22,966)        (11,799)        (18,963)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,353          16,703           7,842          20,341            (341)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,183           8,656             500          50,360           2,694
Benefit payments                                 -               -               -               -               -
Payments on termination                    (12,312)        (25,269)        (25,778)        (15,285)         (3,315)
Contract maintenance charge                      -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net             143           3,886          (8,859)        135,252        (281,718)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (10,986)        (12,727)        (34,137)        170,327        (282,339)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            2,367           3,976         (26,295)        190,668        (282,680)

NET ASSETS AT BEGINNING OF PERIOD          300,555         296,579         757,806         567,138         282,680
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      302,922  $      300,555  $      731,511  $      757,806  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,387          32,895          68,582          52,855          30,766
      Units issued                           6,116           7,443           3,519          19,583          39,761
      Units redeemed                        (7,199)         (8,951)         (6,587)         (3,856)        (70,527)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,304          31,387          65,514          68,582               -
                                    ==============  ==============  ==============  ==============  ==============

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                      Government Securities II                Growth II                     High Yield II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       31,644  $       45,522  $       (5,035) $       (5,016) $       60,626  $       11,338
Net realized gains (losses)                 (3,316)          3,750          16,409          11,251           9,480           5,623
Change in unrealized gains (losses)        (29,553)        (32,813)          5,168          14,277         (62,623)         51,716
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (1,225)         16,459          16,542          20,512           7,483          68,677
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -         194,692           8,976          14,082           1,490          44,619
Benefit payments                           (29,088)              -               -               -               -               -
Payments on termination                   (205,616)       (298,170)        (32,330)         (5,562)        (30,680)        (23,196)
Contract maintenance charge                      -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           1,254          97,750         (26,613)        (35,002)         15,569         132,841
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (233,450)         (5,728)        (49,967)        (26,482)        (13,621)        154,264
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (234,675)         10,731         (33,425)         (5,970)         (6,138)        222,941

NET ASSETS AT BEGINNING OF PERIOD        2,411,465       2,400,734         345,405         351,375         836,414         613,473
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,176,790  $    2,411,465  $      311,980  $      345,405  $      830,276  $      836,414
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 223,792         224,407          37,130          40,169          65,405          52,479
      Units issued                          16,432          80,253           1,983           5,271           5,804          29,291
      Units redeemed                       (38,018)        (80,868)         (7,288)         (8,310)         (6,874)        (16,365)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 202,206         223,792          31,825          37,130          64,335          65,405
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       International Growth II         Mid Cap Core Equity II              Money Market II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,329) $       (5,814) $      (95,862) $      (34,359) $       26,530  $      (24,217)
Net realized gains (losses)                 17,581           6,840         330,038         200,570               -               -
Change in unrealized gains (losses)        116,806         115,461         194,930         132,430               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          127,058         116,487         429,106         298,641          26,530         (24,217)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,524          49,111       2,407,058       1,771,917           6,165           8,245
Benefit payments                                 -               -         (58,549)        (15,363)       (299,952)       (141,834)
Payments on termination                    (38,998)        (20,534)       (255,309)       (163,229)     (7,447,783)    (11,451,462)
Contract maintenance charge                      -               -          (8,303)         (1,665)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         170,945         173,226         704,117         929,787       4,877,375      15,421,190
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               135,471         201,803       2,789,014       2,521,447      (2,864,195)      3,836,139
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          262,529         318,290       3,218,120       2,820,088      (2,837,665)      3,811,922

NET ASSETS AT BEGINNING OF PERIOD          709,983         391,693       4,239,184       1,419,096       5,631,556       1,819,634
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      972,512  $      709,983  $    7,457,304  $    4,239,184  $    2,793,891  $    5,631,556
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  55,701          37,384         374,379         129,846         579,844         185,263
      Units issued                          17,561          21,628         786,949         311,199         603,040       1,643,098
      Units redeemed                        (7,410)         (3,311)       (524,154)        (66,666)       (897,328)     (1,248,517)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  65,852          55,701         637,174         374,379         285,556         579,844
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable             AIM Variable                   AIM Variable
                                       Insurance               Insurance                      Insurance
                                    Funds Series II         Funds Series II                Funds Series II
                                      Sub-Account             Sub-Account                    Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                     AIM V. I. New              AIM V. I.                      AIM V. I.
                                     Technology II         Premier Equity II                 Technology II
                                    --------------  ------------------------------  ------------------------------

                                       2004 (x)          2005            2004            2005        2004 (v) (x)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (585) $      (54,104) $      (50,323) $       (2,200) $       (1,467)
Net realized gains (losses)                   (181)         45,970          47,942           1,564             312
Change in unrealized gains (losses)         (9,280)        169,893         166,276             847          15,160
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (10,046)        161,759         163,895             211          14,005
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     2,477         361,419       1,202,933             497               -
Benefit payments                                 -         (21,132)        (81,561)              -               -
Payments on termination                          -        (143,432)        (52,633)        (12,803)         (6,851)
Contract maintenance charge                      -         (14,444)         (9,574)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (78,945)        (66,543)        268,935              24         137,320
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (76,468)        115,868       1,328,100         (12,282)        130,469
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,514)        277,627       1,491,995         (12,071)        144,474

NET ASSETS AT BEGINNING OF PERIOD           86,514       4,363,427       2,871,432         144,474               -
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $    4,641,054  $    4,363,427  $      132,403  $      144,474
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,747         376,112         261,746          13,086               -
      Units issued                          21,928         119,353         215,734             391          27,172
      Units redeemed                       (31,675)       (109,694)       (101,368)         (1,514)        (14,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -         385,771         376,112          11,963          13,086
                                    ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Alliance                       Alliance
                                            AIM Variable                      Bernstein                       Bernstein
                                              Insurance                   Variable Product                Variable Product
                                           Funds Series II                   Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                               Alliance                        Alliance
                                              AIM V. I.                       Bernstein                       Bernstein
                                            Utilities II                       Growth                      Growth & Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (w)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        4,171  $       (3,973) $     (914,370) $     (665,559) $     (796,387) $   (1,931,445)
Net realized gains (losses)                 11,303             883       1,435,099         238,372       5,579,463       3,531,123
Change in unrealized gains (losses)         51,267          82,771       5,265,901       5,188,715       1,083,820      17,657,088
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           66,741          79,681       5,786,630       4,761,528       5,866,896      19,256,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,031          10,000      10,848,923       4,934,673       7,474,187      12,848,818
Benefit payments                                 -               -        (737,805)       (559,125)     (3,355,357)     (3,041,786)
Payments on termination                    (25,480)        (10,488)     (4,082,854)     (3,149,242)    (22,033,964)    (17,050,080)
Contract maintenance charge                      -               -         (66,488)        (52,692)       (187,928)       (157,925)
Transfers among the sub-accounts
  and with the Fixed Account - net          51,838         376,755       4,154,565      11,247,642      (4,655,859)      5,689,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                27,389         376,267      10,116,341      12,421,256     (22,758,921)     (1,710,990)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           94,130         455,948      15,902,971      17,182,784     (16,892,025)     17,545,776

NET ASSETS AT BEGINNING OF PERIOD          455,948               -      49,045,897      31,863,113     224,697,812     207,152,036
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      550,078  $      455,948  $   64,948,868  $   49,045,897  $  207,805,787  $  224,697,812
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  37,369               -       6,175,132       4,787,091      19,688,278      20,087,906
      Units issued                           5,858          72,245       4,606,126       6,319,086       4,151,539       6,251,175
      Units redeemed                        (3,950)        (34,876)     (3,949,208)     (4,931,045)     (6,238,347)     (6,650,803)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  39,277          37,369       6,832,050       6,175,132      17,601,470      19,688,278
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Alliance
                                       Bernstein               Alliance                        Alliance
                                       Variable               Bernstein                        Bernstein
                                        Product            Variable Product                Variable Product
                                      Series Fund            Series Fund                     Series Fund
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       Alliance
                                       Bernstein              Alliance                        Alliance
                                     International            Bernstein                       Bernstein
                                         Value           Large Cap Growth (f)           Small/Mid Cap Value (g)
                                    --------------  ------------------------------  ------------------------------

                                       2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (70,023) $     (699,045) $     (689,742) $     (410,327) $     (324,574)
Net realized gains (losses)                317,950        (223,940)     (1,379,412)      1,459,210         607,085
Change in unrealized gains (losses)      1,002,493       6,200,392       4,611,606         877,983       2,990,655
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,250,420       5,277,407       2,542,452       1,926,866       3,273,166
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                11,319,680         593,761       2,678,542      14,013,852       6,056,229
Benefit payments                           (54,568)       (652,659)       (744,216)       (221,051)        (92,734)
Payments on termination                   (120,423)     (3,877,472)     (3,741,636)     (1,192,962)       (496,966)
Contract maintenance charge                 (4,202)        (42,950)        (40,530)        (98,695)        (79,877)
Transfers among the sub-accounts
  and with the Fixed Account - net       3,026,827       2,166,301          14,358       1,514,688       3,715,207
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            14,167,314      (1,813,019)     (1,833,482)     14,015,832       9,101,859
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       15,417,734       3,464,388         708,970      15,942,698      12,375,025

NET ASSETS AT BEGINNING OF PERIOD                -      43,142,161      42,433,191      25,975,968      13,600,943
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,417,734  $   46,606,549  $   43,142,161  $   41,918,666  $   25,975,968
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                    -       6,505,577       7,151,969       1,633,134       1,000,351
      Units issued                       2,292,586       2,215,960       4,060,971       2,494,433         891,869
      Units redeemed                      (993,969)     (2,562,082)     (4,707,363)     (1,614,336)       (259,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,298,617       6,159,455       6,505,577       2,513,231       1,633,134
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance
                                       Bernstein       Bernstein
                                       Variable        Variable                American                        American
                                        Product         Product            Century Variable                Century Variable
                                      Series Fund     Series Fund           Portfolios Inc                  Portfolios Inc
                                      Sub-Account     Sub-Account            Sub-Account                     Sub-Account
                                    --------------  --------------  ------------------------------  ------------------------------

                                       Alliance        Alliance                American                        American
                                       Bernstein       Bernstein              Century VP                     Century VP
                                    Utility Income       Value                 Balanced                     International
                                    --------------  --------------  ------------------------------  ------------------------------

                                       2005 (e)        2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (13,136) $       (4,060) $          283  $          226  $          106  $         (634)
Net realized gains (losses)                (39,139)         (8,473)            (37)            455         (21,423)        (26,145)
Change in unrealized gains (losses)         86,429          49,841           1,806           5,557          23,653          32,607
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           34,154          37,308           2,052           6,238           2,336           5,828
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,539,162       1,195,200               -               -               -              48
Benefit payments                                 -               -               -               -               -               -
Payments on termination                    (16,447)       (136,069)         (4,092)        (35,212)        (39,173)         (3,161)
Contract maintenance charge                   (665)           (104)            (46)            (44)             (4)            (12)
Transfers among the sub-accounts
  and with the Fixed Account - net         617,342         352,375          (6,595)          6,008               -         (29,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,139,392       1,411,402         (10,733)        (29,248)        (39,177)        (32,678)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,173,546       1,448,710          (8,681)        (23,010)        (36,841)        (26,850)

NET ASSETS AT BEGINNING OF PERIOD                -               -          61,633          84,643          62,743          89,593
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,173,546  $    1,448,710  $       52,952  $       61,633  $       25,902  $       62,743
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -               -           4,511           6,713           5,297           8,566
      Units issued                         591,337         225,553             461             448               -               5
      Units redeemed                      (301,378)        (90,607)         (1,226)         (2,650)         (3,339)         (3,274)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 289,959         134,946           3,746           4,511           1,958           5,297
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                 Dreyfus Variable
                                          Growth Fund, Inc.                  Index Fund                    Investment Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                   VIF Growth &
                                             Growth Fund                     Index Fund                        Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,771) $       (3,469) $        2,494  $        6,998  $          (66) $         (572)
Net realized gains (losses)                 (1,033)        (33,798)         69,134          (9,192)           (257)           (198)
Change in unrealized gains (losses)          9,917          47,985         (16,345)        183,796           5,771          21,929
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            5,113          10,718          55,283         181,602           5,448          21,159
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       750             300           6,614          11,383               -              96
Benefit payments                                 -               -         (92,780)        (28,144)              -         (14,617)
Payments on termination                     (5,521)        (43,116)       (379,676)       (345,138)        (51,817)        (37,567)
Contract maintenance charge                    (79)            (99)         (1,066)         (1,423)           (228)           (272)
Transfers among the sub-accounts
  and with the Fixed Account - net          (1,239)        (30,955)        (14,622)         (4,036)          1,275           5,667
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (6,089)        (73,870)       (481,530)       (367,358)        (50,770)        (46,693)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             (976)        (63,152)       (426,247)       (185,756)        (45,322)        (25,534)

NET ASSETS AT BEGINNING OF PERIOD          256,552         319,704       2,143,582       2,329,338         372,934         398,468
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      255,576  $      256,552  $    1,717,335  $    2,143,582  $      327,612  $      372,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,431          39,368         210,673         243,773          35,826          40,601
      Units issued                             133             176          28,325          21,446             121           2,490
      Units redeemed                          (984)         (8,113)        (76,049)        (54,546)         (4,829)         (7,265)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,580          31,431         162,949         210,673          31,118          35,826
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Variable                Dreyfus Variable                    Federated
                                           Investment Fund                 Investment Fund                Insurance Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              VIF Money                       VIF Small                    Federated Prime
                                               Market                       Company Stock                   Money Fund II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       11,812  $       (8,496) $       (1,178) $       (1,108) $       91,164  $      (67,473)
Net realized gains (losses)                      -               -           6,684           5,816               -               -
Change in unrealized gains (losses)              -               -          (5,875)          7,358               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           11,812          (8,496)           (369)         12,066          91,164         (67,473)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     7,250          12,676               -           4,283           5,903          35,391
Benefit payments                          (269,048)       (499,492)              -               -        (148,920)       (298,241)
Payments on termination                   (338,108)       (576,081)         (9,209)         (3,568)     (4,071,748)     (4,847,479)
Contract maintenance charge                   (638)           (925)            (59)            (58)         (2,056)         (2,731)
Transfers among the sub-accounts
  and with the Fixed Account - net         330,066         701,732             (25)             38       1,623,993         750,898
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (270,478)       (362,090)         (9,293)            695      (2,592,828)     (4,362,162)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (258,666)       (370,586)         (9,662)         12,761      (2,501,664)     (4,429,635)

NET ASSETS AT BEGINNING OF PERIOD        1,199,876       1,570,462          82,410          69,649       8,836,349      13,265,984
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      941,210  $    1,199,876  $       72,748  $       82,410  $    6,334,685  $    8,836,349
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 114,416         148,952           5,352           5,289         804,261       1,183,030
      Units issued                         124,127         111,356              63             148         656,044         625,669
      Units redeemed                      (149,328)       (145,892)           (661)            (85)       (887,728)     (1,004,438)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  89,215         114,416           4,754           5,352         572,577         804,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP Contrafund                 VIP Equity-Income                  VIP Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (162,626) $     (136,892) $       21,329  $       15,572  $      (78,807) $     (120,935)
Net realized gains (losses)                541,936         149,759         314,590          69,192        (535,456)       (664,368)
Change in unrealized gains (losses)      1,854,711       1,790,588         (95,679)        478,558         991,104         958,421
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,234,021       1,803,455         240,240         563,322         376,841         173,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   257,815         311,254           7,673          15,750          96,853         369,154
Benefit payments                          (164,441)       (240,893)       (152,464)       (199,173)        (27,079)       (169,480)
Payments on termination                 (2,107,240)     (1,497,605)     (1,062,860)     (1,027,615)     (1,145,586)     (1,152,014)
Contract maintenance charge                 (9,420)         (9,084)         (2,092)         (2,346)         (8,641)         (9,681)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,327,600       1,676,994         140,699         731,850        (781,855)        195,619
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (695,686)        240,666      (1,069,044)       (481,534)     (1,866,308)       (766,402)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,538,335       2,044,121        (828,804)         81,788      (1,489,467)       (593,284)

NET ASSETS AT BEGINNING OF PERIOD       14,967,275      12,923,154       6,225,965       6,144,177      10,932,131      11,525,415
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   16,505,610  $   14,967,275  $    5,397,161  $    6,225,965  $    9,442,664  $   10,932,131
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,200,753       1,176,314         497,450         540,191       1,317,719       1,415,993
      Units issued                         243,051         270,250          49,708          94,609          53,453         217,606
      Units redeemed                      (292,085)       (245,811)       (134,103)       (137,350)       (291,069)       (315,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,151,719       1,200,753         413,055         497,450       1,080,103       1,317,719
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP High Income                  VIP Index 500             VIP Investment Grade Bond
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      536,539  $      266,704  $       71,329  $       (9,145) $      126,975  $      142,712
Net realized gains (losses)                (43,742)        (44,418)         35,982         (69,112)        109,930         153,869
Change in unrealized gains (losses)       (445,051)        104,154         322,434       1,314,633        (193,216)       (134,350)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           47,746         326,440         429,745       1,236,376          43,689         162,231
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    23,711          80,089         183,716         294,309          50,100         137,620
Benefit payments                           (14,164)        (90,478)        (78,152)       (206,684)         (6,531)        (15,626)
Payments on termination                   (521,113)       (496,714)     (2,294,820)     (1,251,748)       (530,404)       (394,511)
Contract maintenance charge                 (1,679)         (1,842)         (8,064)         (8,147)         (2,539)         (2,975)
Transfers among the sub-accounts
  and with the Fixed Account - net           1,694         583,295         (21,597)      1,567,430        (175,597)        565,281
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (511,551)         74,350      (2,218,917)        395,160        (664,971)        289,789
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (463,805)        400,790      (1,789,172)      1,631,536        (621,282)        452,020

NET ASSETS AT BEGINNING OF PERIOD        4,230,125       3,829,335      14,869,570      13,238,034       5,521,888       5,069,868
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,766,320  $    4,230,125  $   13,080,398  $   14,869,570  $    4,900,606  $    5,521,888
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 430,462         419,467       1,695,973       1,649,693         400,144         378,765
      Units issued                          28,970         108,478         170,437         355,153          32,669         137,822
      Units redeemed                       (80,749)        (97,483)       (431,529)       (308,873)        (80,764)       (116,443)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 378,683         430,462       1,434,881       1,695,973         352,049         400,144
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Fidelity                        Fidelity
                                              Fidelity                        Variable                        Variable
                                              Variable                        Insurance                       Insurance
                                              Insurance                     Products Fund                   Products Fund
                                            Products Fund                 (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                              VIP Asset
                                                                           Manager Growth                  VIP Contrafund
                                            VIP Overseas                  (Service Class 2)               (Service Class 2)

                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (21,644) $       (4,879) $          128  $          225  $     (149,789) $      (16,849)
Net realized gains (losses)                 45,932         (41,299)          1,860              71         216,610          29,032
Change in unrealized gains (losses)        508,161         376,036          (1,066)            945       1,677,908         151,965
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          532,449         329,858             922           1,241       1,744,729         164,148
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    85,438          73,282          25,000               -      17,562,015          36,443
Benefit payments                           (19,246)        (22,887)         (6,086)              -        (126,748)        (50,659)
Payments on termination                   (323,113)       (302,349)         (2,384)           (706)       (409,037)        (75,256)
Contract maintenance charge                 (2,052)         (2,067)            (12)            (13)        (10,853)           (341)
Transfers among the sub-accounts
  and with the Fixed Account - net         197,782         216,877            (245)             26       6,281,679          45,214
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (61,191)        (37,144)         16,273            (693)     23,297,056         (44,599)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          471,258         292,714          17,195             548      25,041,785         119,549

NET ASSETS AT BEGINNING OF PERIOD        3,042,756       2,750,042          31,685          31,137       1,375,651       1,256,102
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,514,014  $    3,042,756  $       48,880  $       31,685  $   26,417,436  $    1,375,651
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 324,204         329,724           3,185           3,259         113,564         117,549
      Units issued                          62,447          63,598           3,793               9       3,550,023          12,282
      Units redeemed                       (72,443)        (69,118)         (2,178)            (83)     (1,461,023)        (16,267)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 314,208         324,204           4,800           3,185       2,202,564         113,564
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                               Fidelity                 Fidelity                 Fidelity
                                               Variable                 Variable                 Variable
                                               Insurance                Insurance                Insurance
                                             Products Fund            Products Fund            Products Fund
                                           (Service Class 2)        (Service Class 2)        (Service Class 2)
                                              Sub-Account              Sub-Account              Sub-Account
                                    ------------------------------  -----------------  ------------------------------


                                                VIP                   VIP Growth &
                                           Equity-Income                Income                   VIP Growth
                                          (Service Class 2)         (Service Class 2)         (Service Class 2)
                                    ------------------------------  -----------------  ------------------------------

                                          2005           2004             2005 (e)         2005            2004
                                    --------------  --------------  -----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,979) $       (2,817) $         (36,501) $       (8,631) $      (11,552)
Net realized gains (losses)                186,616          60,695             (7,385)         12,210           7,551
Change in unrealized gains (losses)        (39,274)        241,925            377,679          20,373          14,386
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          143,363         299,803            333,793          23,952          10,385
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,148          29,205          5,266,355             382           2,220
Benefit payments                           (39,959)        (92,316)           (14,838)        (10,554)         (3,095)
Payments on termination                   (279,884)       (226,627)           (44,703)        (96,382)        (94,338)
Contract maintenance charge                   (853)           (853)            (1,272)           (293)           (368)
Transfers among the sub-accounts
  and with the Fixed Account - net         267,324          76,721          1,345,013         (19,833)         12,987
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (34,224)       (213,870)         6,550,555        (126,680)        (82,594)
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -                  -               -               -
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          109,139          85,933          6,884,348        (102,728)        (72,209)

NET ASSETS AT BEGINNING OF PERIOD        3,424,157       3,338,224                  -         820,021         892,230
                                    --------------  --------------  -----------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,533,296  $    3,424,157  $       6,884,348  $      717,293  $      820,021
                                    ==============  ==============  =================  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 316,605         338,173                  -         102,699         113,442
      Units issued                          49,646          32,512          1,121,696          10,174           3,854
      Units redeemed                       (51,855)        (54,080)          (500,649)        (26,435)        (14,597)
                                    --------------  --------------  -----------------  --------------  --------------
  Units outstanding at end of
    period                                 314,396         316,605            621,047          86,438         102,699
                                    ==============  ==============  =================  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                           VIP Investment
                                           VIP High Income                  VIP Index 500                    Grade Bond
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      460,361  $       80,621  $        1,086  $       (7,021) $          479  $          642
Net realized gains (losses)                 63,331          10,298          27,990           5,315             516             729
Change in unrealized gains (losses)       (440,837)          3,658          27,528         150,817            (900)           (715)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           82,855          94,577          56,604         149,111              95             656
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,885,664               -             976          10,876             156             612
Benefit payments                          (110,462)        (34,558)        (35,502)        (23,989)              -               -
Payments on termination                   (233,173)        (46,505)       (167,644)        (61,602)              -            (705)
Contract maintenance charge                 (1,063)           (131)           (504)           (512)           (107)           (115)
Transfers among the sub-accounts
  and with the Fixed Account - net         928,296         118,744          81,391           1,550          (1,396)             25
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,469,262          37,550        (121,283)        (73,677)         (1,347)           (183)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,552,117         132,127         (64,679)         75,434          (1,252)            473

NET ASSETS AT BEGINNING OF PERIOD        1,334,568       1,202,441       1,862,022       1,786,588          25,464          24,991
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,886,685  $    1,334,568  $    1,797,343  $    1,862,022  $       24,212  $       25,464
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 108,029         104,870         195,855         204,226           2,225           2,241
      Units issued                         890,732          16,815          22,517           3,272              22              57
      Units redeemed                      (450,249)        (13,656)        (34,797)        (11,643)           (139)            (73)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 548,512         108,029         183,575         195,855           2,108           2,225
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                        Fidelity                 Fidelity               Franklin              Franklin
                                        Variable                 Variable              Templeton              Templeton
                                        Insurance               Insurance               Variable              Variable
                                      Products Fund           Products Fund            Insurance              Insurance
                                    (Service Class 2)       (Service Class 2)        Products Trust        Products Trust
                                       Sub-Account             Sub-Account            Sub-Account            Sub-Account
                                    -----------------  ----------------------------  -------------  ----------------------------

                                                                                     Franklin Flex        Franklin Growth
                                       VIP Mid Cap              VIP Overseas           Cap Growth           and Income
                                    (Service Class 2)        (Service Class 2)         Securities           Securities
                                    -----------------  ----------------------------  -------------  ----------------------------

                                        2005 (e)           2005           2004          2005 (e)        2005           2004
                                    -----------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (47,116) $        (682) $        (334) $      (6,391) $     819,488  $     533,165
Net realized gains (losses)                   120,122          2,405            354        (16,945)     1,640,792        578,212
Change in unrealized gains (losses)           604,708          9,779          6,996         84,927       (845,951)     4,339,250
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             677,714         11,502          7,016         61,591      1,614,329      5,450,627
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    5,961,925             44             48      1,048,017     12,313,864     24,532,360
Benefit payments                              (50,743)             -              -              -       (856,836)    (1,026,062)
Payments on termination                       (44,304)        (2,389)          (523)        (2,986)    (3,199,997)    (1,603,232)
Contract maintenance charge                    (2,651)           (47)           (53)          (224)      (267,180)      (174,612)
Transfers among the sub-accounts
  and with the Fixed Account - net          1,966,541         (3,601)         5,864        350,491      1,605,184      9,194,972
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from contract transactions                7,830,768         (5,993)         5,336      1,395,298      9,595,035     30,923,426
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -              -              -              -              -              -
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           8,508,482          5,509         12,352      1,456,889     11,209,364     36,374,053

NET ASSETS AT BEGINNING OF PERIOD                   -         68,952         56,600              -     74,265,618     37,891,565
                                    -----------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD         $       8,508,482  $      74,461  $      68,952  $   1,456,889  $  85,474,982  $  74,265,618
                                    =================  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -          6,117          5,621              -      5,082,542      2,823,760
      Units issued                          1,201,891             51            709        225,406      1,632,870      3,090,076
      Units redeemed                         (499,089)          (529)          (213)       (94,773)      (974,362)      (831,294)
                                    -----------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of
    period                                    702,802          5,639          6,117        130,633      5,741,050      5,082,542
                                    =================  =============  =============  =============  =============  =============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                            Franklin Large
                                            Franklin High                  Franklin Income                   Cap Growth
                                               Income                        Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (v)          2005          2004 (v)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      498,684  $       36,802  $    1,459,845  $      (67,558) $     (144,024) $       (2,299)
Net realized gains (losses)                (80,831)        129,883         (12,939)         92,305           6,873           2,332
Change in unrealized gains (losses)       (166,623)        329,163      (1,252,081)      1,840,941         461,588          40,025
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          251,230         495,848         194,825       1,865,688         324,437          40,058
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,667,500       4,947,454      72,401,594      14,388,716      21,853,925       1,632,123
Benefit payments                           (55,142)              -      (1,608,118)           (563)       (174,163)              -
Payments on termination                   (507,466)        (28,003)     (4,139,232)       (328,728)       (361,878)         (2,950)
Contract maintenance charge                (30,154)         (1,572)        (79,282)         (3,920)        (10,517)            (57)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,828,364       2,879,217      41,965,548      15,843,248       6,906,909         180,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,903,102       7,797,096     108,540,510      29,898,753      28,214,276       1,809,820
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,154,332       8,292,944     108,735,335      31,764,441      28,538,713       1,849,878

NET ASSETS AT BEGINNING OF PERIOD        8,292,944               -      31,764,441               -       1,849,878               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   12,447,276  $    8,292,944  $  140,499,776  $   31,764,441  $   30,388,591  $    1,849,878
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 775,729               -       2,825,758               -         175,724               -
      Units issued                       3,174,585       3,943,046      13,557,782       3,327,013       3,217,855         179,106
      Units redeemed                    (2,804,190)     (3,167,317)     (3,882,660)       (501,255)       (490,928)         (3,382)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,146,124         775,729      12,500,880       2,825,758       2,902,651         175,724
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Franklin Small                     Franklin
                                              Cap Value                     Small-Mid Cap                   Franklin U.S.
                                             Securities                 Growth Securities (h)                Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (v)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (428,992) $     (434,620) $      (61,686) $      (60,208) $      313,333  $       (9,033)
Net realized gains (losses)              1,450,552         655,132         143,097         153,819         (32,039)          1,094
Change in unrealized gains (losses)      2,451,253       5,908,431          36,784         262,031        (181,647)         60,686
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,472,813       6,128,943         118,195         355,642          99,647          52,747
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                13,794,154       8,671,809          19,362          37,218       7,333,943       5,648,773
Benefit payments                          (527,556)       (403,193)              -         (40,545)     (1,281,071)              -
Payments on termination                 (1,722,221)       (957,778)       (166,538)       (111,179)       (370,557)        (18,679)
Contract maintenance charge               (143,683)       (103,843)        (11,028)        (11,594)        (19,618)           (153)
Transfers among the sub-accounts
   and with the Fixed Account - net      5,433,928       5,255,432         (51,772)       (111,081)      2,369,866       1,538,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
from contract transactions              16,834,622      12,462,427        (209,976)       (237,181)      8,032,563       7,167,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       20,307,435      18,591,370         (91,781)        118,461       8,132,210       7,220,714

NET ASSETS AT BEGINNING OF PERIOD       39,167,211      20,575,841       3,917,740       3,799,279       7,220,714               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   59,474,646  $   39,167,211  $    3,825,959  $    3,917,740  $   15,352,924  $    7,220,714
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,205,025       1,410,474         243,821         258,201         704,084               -
      Units issued                       2,413,266       1,339,235          22,952          30,785       1,285,269         743,989
      Units redeemed                    (1,401,469)       (544,684)        (35,760)        (45,165)       (503,966)        (39,905)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,216,822       2,205,025         231,013         243,821       1,485,387         704,084
                                    ==============  ==============  ==============  ==============  ==============  ==============

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Franklin                Franklin                      Franklin
                                       Templeton               Templeton                     Templeton
                                       Variable                Variable                      Variable
                                       Insurance               Insurance                     Insurance
                                    Products Trust          Products Trust                Products Trust
                                      Sub-Account             Sub-Account                   Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                                                                             Templeton
                                         Mutual             Mutual Shares                    Developing
                                       Discovery             Securities                  Markets Securities
                                    --------------  ------------------------------  ------------------------------

                                        2005 (e)         2005            2004            2005             2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (11,044) $     (824,826) $     (476,015) $      (92,190) $        1,179
Net realized gains (losses)                  4,376       1,962,231         575,253       1,145,341         468,082
Change in unrealized gains (losses)        178,630       9,578,565       6,484,573       4,008,713       2,000,512
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          171,962      10,715,970       6,583,811       5,061,864       2,469,773
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,664,394      39,190,796      24,532,216       6,167,931       3,461,863
Benefit payments                           (29,931)     (1,216,785)       (998,764)       (282,304)        (61,847)
Payments on termination                    (11,374)     (5,085,160)     (1,763,381)     (2,239,907)       (337,902)
Contract maintenance charge                 (1,547)       (263,865)       (143,541)        (60,294)        (35,489)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,032,931      26,183,368      16,647,437       5,915,510       2,203,063
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             2,654,473      58,808,354      38,273,967       9,500,936       5,229,688
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,826,435      69,524,324      44,857,778      14,562,800       7,699,461

NET ASSETS AT BEGINNING OF PERIOD                -      78,149,285      33,291,507      14,631,482       6,932,021
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,826,435  $  147,673,609  $   78,149,285  $   29,194,282  $   14,631,482
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -       5,726,801       2,632,446         705,930         410,627
      Units issued                         423,067       7,771,383       4,480,503       1,165,729         563,449
      Units redeemed                      (174,670)     (3,106,170)     (1,386,148)       (748,348)       (268,146)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 248,397      10,392,014       5,726,801       1,123,311         705,930
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Templeton                       Templeton                       Templeton
                                               Foreign                      Global Income                      Growth
                                             Securities                      Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (418,309) $     (151,876) $      204,976  $      423,576  $      (19,412) $      (17,873)
Net realized gains (losses)              1,496,696         396,508          59,182          61,954         134,845         (62,371)
Change in unrealized gains (losses)      7,705,984       4,042,398        (473,451)         70,887         320,552         944,992
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        8,784,371       4,287,030        (209,293)        556,417         435,985         864,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                51,234,652      11,615,250           6,588          41,905          17,501         246,277
Benefit payments                          (554,490)       (259,802)         (2,872)        (95,917)       (124,634)        (44,308)
Payments on termination                 (3,310,618)       (519,477)       (589,217)       (281,120)     (1,541,799)     (1,181,072)
Contract maintenance charge               (126,473)        (64,322)        (10,126)         (9,878)         (1,572)         (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,738,330      10,036,101         106,255         453,488         385,313         606,621
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            78,981,401      20,807,750        (489,372)        108,478      (1,265,191)       (374,003)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       87,765,772      25,094,780        (698,665)        664,895        (829,206)        490,745

NET ASSETS AT BEGINNING OF PERIOD       37,459,692      12,364,912       4,800,091       4,135,196       6,817,061       6,326,316
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  125,225,464  $   37,459,692  $    4,101,426  $    4,800,091  $    5,987,855  $    6,817,061
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,630,199         918,196         304,667         297,727         452,969         470,983
      Units issued                      10,533,900       2,988,427          40,460          78,292          61,953          80,431
      Units redeemed                    (4,485,339)     (1,276,424)        (73,456)        (71,352)       (139,553)        (98,445)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,678,760       2,630,199         271,671         304,667         375,369         452,969
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             VIT Capital                   VIT CORE Small                   VIT CORE U.S.
                                               Growth                        Cap Equity                        Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (1,077) $         (670) $      (49,140) $       (5,500) $        8,453  $       (1,459)
Net realized gains (losses)                 (1,795)           (438)        910,105          28,352         (22,176)            470
Change in unrealized gains (losses)          3,435           6,805        (605,643)         34,527         381,269          40,947
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                              563           5,697         255,322          57,379         367,546          39,958
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -      10,824,617             720       5,591,887             300
Benefit payments                                 -            (369)        (28,726)              -         (17,942)           (406)
Payments on termination                     (1,990)           (306)        (83,988)         (8,445)        (73,160)        (17,596)
Contract maintenance charge                    (70)            (86)         (2,936)           (215)         (1,208)           (215)
Transfers among the sub-accounts
  and with the Fixed Account - net          (7,524)             (2)      2,493,217         (17,411)      1,311,580           1,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (9,584)           (763)     13,202,184         (25,351)      6,811,157         (16,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (9,021)          4,934      13,457,506          32,028       7,178,703          23,686

NET ASSETS AT BEGINNING OF PERIOD           82,716          77,782         445,912         413,884         338,359         314,673
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       73,695  $       82,716  $   13,903,418  $      445,912  $    7,517,062  $      338,359
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,783           9,877          28,418          30,395          32,805          34,519
      Units issued                             897               -       2,069,471              70       1,143,596             123
      Units redeemed                        (2,008)            (94)       (884,313)         (2,047)       (507,941)         (1,837)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   8,672           9,783       1,213,576          28,418         668,460          32,805
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIT Growth and                 VIT International                  VIT Mid Cap
                                               Income                          Equity                           Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       41,564  $           (2) $         (349) $          (67) $       (5,889) $          (61)
Net realized gains (losses)                (57,984)             (7)            126            (184)        656,509             833
Change in unrealized gains (losses)         90,859           1,298           3,747           3,200        (358,356)          1,055
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           74,439           1,289           3,524           2,949         292,264           1,827
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,580,426               -               -               -       4,970,445               -
Benefit payments                           (28,889)              -               -               -         (14,071)              -
Payments on termination                    (48,183)              -          (2,388)         (1,166)        (43,101)              -
Contract maintenance charge                 (1,247)            (13)              -               -          (5,159)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net         932,485              (1)             (9)          9,550       2,387,416               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,434,592             (14)         (2,397)          8,384       7,295,530              (7)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,509,031           1,275           1,127          11,333       7,587,794           1,820

NET ASSETS AT BEGINNING OF PERIOD            8,895           7,620          31,401          20,068           9,376           7,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    4,517,926  $        8,895  $       32,528  $       31,401  $    7,597,170  $        9,376
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     818             819           2,804           2,017             451             452
      Units issued                         749,637               -               -             903       1,129,889               -
      Units redeemed                      (320,996)             (1)           (208)           (116)       (462,870)             (1)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 429,459             818           2,596           2,804         667,470             451
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen                       Lazard
                                             Janus Aspen                       Series                        Retirement
                                               Series                     (Service Shares)                  Series, Inc.
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                Forty                       Foreign Stock                     Emerging
                                            Portfolio (i)                 (Service Shares)                     Markets
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (z)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (249) $         (129) $         (278) $         (432) $         (168) $          (65)
Net realized gains (losses)                     86              10             135              76             559              87
Change in unrealized gains (losses)          2,233           2,418           1,926           5,780           4,275           2,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            2,070           2,299           1,783           5,424           4,666           2,090
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              32               -               -              33              36
Benefit payments                                 -               -               -               -               -               -
Payments on termination                          -               -               -               -               -               -
Contract maintenance charge                    (37)            (21)            (35)            (35)             (4)             (9)
Transfers among the sub-accounts
  and with the Fixed Account - net            (304)         16,580               -              (1)          7,950             (82)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  (297)         16,591             (35)            (36)          7,979             (55)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            1,773          18,890           1,748           5,388          12,645           2,035

NET ASSETS AT BEGINNING OF PERIOD           18,890               -          38,377          32,989           9,358           7,323
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       20,663  $       18,890  $       40,125  $       38,377  $       22,003  $        9,358
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   1,660               -           2,457           2,459             412             414
      Units issued                               4           1,666               -               -             294               2
      Units redeemed                           (31)             (6)             (3)             (2)             (8)             (4)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   1,633           1,660           2,454           2,457             698             412
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                             Lord Abbett                     Lord Abbett                     Lord Abbett
                                             Series Fund                     Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              All Value                    Bond-Debenture                 Growth and Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (y)          2005          2004 (y)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (61,419) $        2,069  $      686,884  $      112,441  $       15,497  $       18,197
Net realized gains (losses)                 46,278             498         169,353          27,740       1,371,026          29,366
Change in unrealized gains (losses)        475,367          51,913        (762,076)       (105,576)       (630,830)         92,244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          460,226          54,480          94,161          34,605         755,693         139,807
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,386,470       1,468,950      11,656,507       2,138,956      14,914,611       2,934,184
Benefit payments                                 -               -        (193,761)              -        (275,316)              -
Payments on termination                   (105,621)         (2,031)       (373,043)         (1,746)       (354,145)         (3,799)
Contract maintenance charge                 (7,064)           (460)         (6,106)           (209)        (10,862)           (170)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,278,103         328,965       4,123,857         453,411       4,475,994         879,640
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,551,888       1,795,424      15,207,454       2,590,412      18,750,282       3,809,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        7,012,114       1,849,904      15,301,615       2,625,017      19,505,975       3,949,662

NET ASSETS AT BEGINNING OF PERIOD        1,849,904               -       2,625,017               -       3,949,662               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    8,862,018  $    1,849,904  $   17,926,632  $    2,625,017  $   23,455,637  $    3,949,662
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 169,642               -         253,337               -         362,453               -
      Units issued                         662,535         173,303       1,702,469         262,657       2,043,586         374,849
      Units redeemed                       (59,687)         (3,661)       (220,904)         (9,320)       (288,667)        (12,396)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 772,490         169,642       1,734,902         253,337       2,117,372         362,453
                                    ==============  ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             Lord Abbett                     Lord Abbett             LSA Variable
                                             Series Fund                     Series Fund             Series Trust
                                             Sub-Account                     Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                               Growth                                               LSA Aggressive
                                            Opportunities                   Mid-Cap Value               Growth
                                    ------------------------------  ------------------------------  --------------

                                         2005           2004 (y)         2005           2004 (y)       2004 (aa)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (44,430) $         (979) $     (136,415) $        3,131  $      (73,039)
Net realized gains (losses)                 77,687             895       2,138,640          61,612       1,857,023
Change in unrealized gains (losses)        158,946          37,269        (284,874)        209,581      (1,452,977)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          192,203          37,185       1,717,351         274,324         331,007
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,809,810         607,160      23,013,093       2,701,144         936,590
Benefit payments                                 -               -        (395,160)              -         (44,925)
Payments on termination                   (110,008)         (2,331)       (465,630)         (5,363)       (270,953)
Contract maintenance charge                 (4,822)            (60)        (18,181)           (525)         (6,293)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,628,275         110,611       8,073,620       1,604,178     (12,147,973)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,323,255         715,380      30,207,742       4,299,434     (11,533,554)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -      (2,313,508)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,515,458         752,565      31,925,093       4,573,758     (13,516,055)

NET ASSETS AT BEGINNING OF PERIOD          752,565               -       4,573,758               -      13,516,055
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,268,023  $      752,565  $   36,498,851  $    4,573,758  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  67,518               -         410,989               -         996,090
      Units issued                         455,078          70,385       3,119,678         428,585         197,238
      Units redeemed                       (63,350)         (2,867)       (451,744)        (17,596)     (1,193,328)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 459,246          67,518       3,078,923         410,989               -
                                    ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable
                                     Series Trust    Series Trust    Series Trust    Series Trust    Series Trust    Series Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                                       LSA Basic                      LSA Capital     LSA Capital   LSA Diversified
                                     LSA Balanced       Value       LSA Blue Chip    Appreciation       Growth         Mid Cap
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                       2004 (ab)       2004 (s)        2004 (ac)       2004 (z)        2004 (ad)       2004 (ae)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        7,191  $          (42) $          (82) $          (85) $         (838) $           244
Net realized gains (losses)                243,932          71,460        (294,689)       (164,656)       (663,980)         275,744
Change in unrealized gains (losses)       (146,680)        (16,076)        276,919         254,946         759,222         (227,220)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from operations                          104,443          55,342         (17,852)         90,205          94,404           48,768
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       120             168             212              16           1,045               96
Benefit payments                                 -               -               -               -               -                -
Payments on termination                       (140)           (173)           (227)            (90)           (985)            (127)
Contract maintenance charge                     (7)             (6)            (21)            (15)            (21)              (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,853)         (8,242)        (15,916)        (16,632)       (174,701)         (10,979)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from contract transactions                (8,880)         (8,253)        (15,952)        (16,721)       (174,662)         (11,018)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (6,180,524)     (2,570,546)     (2,205,411)     (2,835,000)     (4,523,939)      (3,280,957)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS       (6,084,961)     (2,523,457)     (2,239,215)     (2,761,516)     (4,604,197)      (3,243,207)

NET ASSETS AT BEGINNING OF PERIOD        6,084,961       2,523,457       2,239,215       2,761,516       4,604,197        3,243,207
                                    --------------  --------------  --------------  --------------  --------------  ---------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $            -  $             -
                                    ==============  ==============  ==============  ==============  ==============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     841             700           1,620           1,444          21,578              893
      Units issued                              11              14              21               1             127                8
      Units redeemed                          (852)           (714)         (1,641)         (1,445)        (21,705)            (901)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
  Units outstanding at end of
    period                                       -               -               -               -               -                -
                                    ==============  ==============  ==============  ==============  ==============  ===============

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable            Insurance
                                     Series Trust    Series Trust    Series Trust    Series Trust              Trust
                                     Sub-Account     Sub-Account      Sub-Account    Sub-Account            Sub-Account
                                    --------------  --------------  --------------  --------------  ------------------------------

                                     LSA Emerging     LSA Equity    LSA Mid Cap       LSA Value             MFS Emerging
                                     Growth Equity      Growth         Value            Equity                 Growth
                                    --------------  --------------  --------------  --------------  ------------------------------

                                       2004 (af)       2004 (ag)       2004 (ah)       2004 (ai)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (44) $      (26,951) $      (71,690) $       11,449  $      (36,696) $      (41,529)
Net realized gains (losses)             (1,646,886)       (999,311)      1,929,924         325,340        (308,208)       (541,936)
Change in unrealized gains (losses)      1,906,402       1,032,468      (1,879,532)       (274,609)        527,383         887,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          259,472           6,206         (21,298)         62,180         182,479         303,679
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        20       1,701,501       2,894,853              28          16,767           4,168
Benefit payments                                 -         (22,732)        (29,352)              -         (41,226)        (62,217)
Payments on termination                          -         (13,843)        (58,443)              -        (313,680)       (423,878)
Contract maintenance charge                     (5)         (2,658)         (8,474)             (3)         (1,690)         (2,052)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,836)     (5,293,595)    (14,009,871)         (7,108)       (127,574)       (127,185)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (8,821)     (3,631,327)    (11,211,287)         (7,083)       (467,403)       (611,164)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (4,545,365)     (3,925,601)     (3,501,012)     (6,053,335)              -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,294,714)     (7,550,722)    (14,733,597)     (5,998,238)       (284,924)       (307,485)

NET ASSETS AT BEGINNING OF PERIOD        4,294,714       7,550,722      14,733,597       5,998,238       2,925,935       3,233,420
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $    2,641,011  $    2,925,935
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     768         305,190         744,204             649         386,537         483,642
      Units issued                               2         193,147         293,440               3          20,784          24,033
      Units redeemed                          (770)       (498,337)     (1,037,644)           (652)        (88,737)       (121,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -               -               -               -         318,584         386,537
                                    ==============  ==============  ==============  ==============  ==============  ==============

(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              MFS High                      MFS Investors                      MFS New
                                               Income                           Trust                         Discovery
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       50,634  $       29,258  $      (29,146) $      (25,456) $      (47,298) $      (50,634)
Net realized gains (losses)                  5,084           8,339          20,555         (36,305)         30,341         (29,252)
Change in unrealized gains (losses)        (48,008)         33,651         225,249         412,446         133,247         261,788
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            7,710          71,248         216,658         350,685         116,290         181,902
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     5,515          13,210          61,425          44,423          55,421         103,240
Benefit payments                                 -               -         (79,306)        (28,471)         (5,384)         (6,985)
Payments on termination                   (111,917)       (120,568)       (291,486)       (290,586)       (491,344)       (267,227)
Contract maintenance charge                   (456)           (491)         (2,295)         (2,371)         (3,112)         (3,415)
Transfers among the sub-accounts
  and with the Fixed Account - net          12,817         212,837          (9,601)        409,850        (124,294)        113,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (94,041)        104,988        (321,263)        132,845        (568,713)        (60,750)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,331)        176,236        (104,605)        483,530        (452,423)        121,152

NET ASSETS AT BEGINNING OF PERIOD          959,039         782,803       3,878,408       3,394,878       4,000,527       3,879,375
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      872,708  $      959,039  $    3,773,803  $    3,878,408  $    3,548,104  $    4,000,527
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  80,455          70,640         435,723         419,095         305,679         311,456
      Units issued                           2,090          27,665          33,269          83,777          23,312          51,192
      Units redeemed                        (9,869)        (17,850)        (67,763)        (67,149)        (67,941)        (56,969)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  72,676          80,455         401,229         435,723         261,050         305,679
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                            MFS Research
                                            MFS Research                      Bond (j)                      MFS Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (17,898) $       (7,774) $      125,490  $      146,261  $       (1,112) $          (18)
Net realized gains (losses)                (72,326)       (162,816)         30,812           1,542           9,202           5,641
Change in unrealized gains (losses)        197,021         430,270        (152,393)         (4,363)          9,471          16,839
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          106,797         259,680           3,909         143,440          17,561          22,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,285           3,420          25,858          74,205               -               -
Benefit payments                           (58,476)         (3,255)         (1,195)        (19,087)              -               -
Payments on termination                   (191,697)       (258,735)       (378,189)       (285,132)        (38,480)        (26,352)
Contract maintenance charge                   (650)           (747)         (1,764)         (1,838)            (73)            (39)
Transfers among the sub-accounts
  and with the Fixed Account - net         (87,526)       (150,884)        (89,592)        732,778          98,310          25,969
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (335,064)       (410,201)       (444,882)        500,926          59,757            (422)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (228,267)       (150,521)       (440,973)        644,366          77,318          22,040

NET ASSETS AT BEGINNING OF PERIOD        1,983,488       2,134,009       3,437,670       2,793,304          96,108          74,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,755,221  $    1,983,488  $    2,996,697  $    3,437,670  $      173,426  $       96,108
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 248,513         306,043         245,970         209,152           8,048           7,960
      Units issued                          15,043           5,913           7,747          77,877           7,633           3,502
      Units redeemed                       (58,327)        (63,443)        (39,745)        (41,059)         (3,042)         (3,414)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 205,229         248,513         213,972         245,970          12,639           8,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                           (Service Class)                 (Service Class)                 (Service Class)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Emerging                    MFS Investors                      MFS New
                                               Growth                           Trust                         Discovery
                                           (Service Class)                 (Service Class)                 (Service Class)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (9,972) $      (10,486) $       (9,166) $       (8,308) $      (16,064) $      (15,948)
Net realized gains (losses)                  8,148            (371)         13,143           2,907          18,333           4,324
Change in unrealized gains (losses)         41,934          80,847          34,073          73,749          38,170          51,764
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           40,110          69,990          38,050          68,348          40,439          40,140
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -             400             583             540           2,000
Benefit payments                            (5,418)              -         (12,888)         (8,443)        (43,080)        (20,864)
Payments on termination                    (41,536)        (24,658)        (78,544)        (25,797)        (45,924)        (23,940)
Contract maintenance charge                   (201)           (225)           (293)           (310)           (178)           (195)
Transfers among the sub-accounts
  and with the Fixed Account - net         (63,310)        (10,228)         (3,396)         (9,215)         47,452          47,699
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (110,465)        (35,111)        (94,721)        (43,182)        (41,190)          4,700
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,355)         34,879         (56,671)         25,166            (751)         44,840

NET ASSETS AT BEGINNING OF PERIOD          704,344         669,465         789,898         764,732       1,075,570       1,030,730
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      633,989  $      704,344  $      733,227  $      789,898  $    1,074,819  $    1,075,570
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  92,787          97,962          86,931          92,122         120,374         120,656
      Units issued                           3,538           1,985           1,722           5,165          22,868          13,528
      Units redeemed                       (18,553)         (7,160)        (11,709)        (10,356)        (26,743)        (13,810)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  77,772          92,787          76,944          86,931         116,499         120,374
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                   Morgan Stanley
                                              Insurance                       Insurance                       Variable
                                                Trust                           Trust                        Investment
                                           (Service Class)                 (Service Class)                     Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Research                    MFS Utilities                    Aggressive
                                           (Service Class)                 (Service Class)                     Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (5,194) $       (2,379) $      (10,714) $       (1,337) $     (490,080) $     (544,020)
Net realized gains (losses)                  3,937             647          40,869           6,653        (769,764)     (3,582,932)
Change in unrealized gains (losses)         26,235          54,798         145,489         136,320       7,531,956       7,785,733
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           24,978          53,066         175,644         141,636       6,272,112       3,658,781
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -           1,200           1,200          35,534         179,605
Benefit payments                                 -         (17,509)              -            (608)       (590,814)       (498,650)
Payments on termination                     (9,196)         (5,130)        (83,651)        (59,292)     (5,656,014)     (4,911,752)
Contract maintenance charge                   (137)           (143)           (147)           (148)        (23,498)        (28,232)
Transfers among the sub-accounts
  and with the Fixed Account - net          (6,367)          2,859         624,176         (61,233)     (1,082,719)     (2,524,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (15,700)        (19,923)        541,578        (120,081)     (7,317,511)     (7,783,148)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            9,278          33,143         717,222          21,555      (1,045,399)     (4,124,367)

NET ASSETS AT BEGINNING OF PERIOD          429,854         396,711         635,190         613,635      36,091,030      40,215,397
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      439,132  $      429,854  $    1,352,412  $      635,190  $   35,045,631  $   36,091,030
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  48,891          51,381          63,232          78,302       3,564,023       4,390,602
      Units issued                              20           2,103          52,531           7,891         952,439       1,702,831
      Units redeemed                        (1,788)         (4,593)        (13,727)        (22,961)     (1,629,043)     (2,529,410)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  47,123          48,891         102,036          63,232       2,887,419       3,564,023
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Dividend                                                        European
                                               Growth                          Equity                          Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (709,905) $    1,297,695  $   (6,455,360) $   (5,334,026) $     (287,685) $     (410,311)
Net realized gains (losses)             34,431,116      40,011,858     (43,594,305)    (63,705,693)      5,996,178       1,012,435
Change in unrealized gains (losses)    (12,212,508)      5,150,796     117,220,455     114,946,341       3,446,825      16,006,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       21,508,703      46,460,349      67,170,790      45,906,622       9,155,318      16,608,684
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   641,574         815,543         311,654         557,760          93,186         254,407
Benefit payments                       (20,492,849)    (20,582,562)    (13,614,301)    (14,350,875)     (3,529,703)     (3,856,115)
Payments on termination               (125,630,487)   (127,247,816)    (81,372,706)    (79,052,629)    (31,311,170)    (26,650,822)
Contract maintenance charge               (342,911)       (438,664)       (264,224)       (328,937)        (80,131)        (97,914)
Transfers among the sub-accounts
  and with the Fixed Account - net     (26,711,086)    (23,060,218)    (23,717,032)    (29,967,877)     (7,063,195)     (5,939,908)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions          (172,535,759)   (170,513,717)   (118,656,609)   (123,142,558)    (41,891,013)    (36,290,352)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS     (151,027,056)   (124,053,368)    (51,485,819)    (77,235,936)    (32,735,695)    (19,681,668)

NET ASSETS AT BEGINNING OF PERIOD      696,585,712     820,639,080     511,428,457     588,664,393     167,620,425     187,302,093
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  545,558,656  $  696,585,712  $  459,942,638  $  511,428,457  $  134,884,730  $  167,620,425
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              22,317,303      27,374,518      14,403,240      17,326,340       5,979,048       7,200,152
      Units issued                       3,443,100       2,821,981       3,557,677       1,785,875       1,192,060       1,100,782
      Units redeemed                    (7,336,502)     (7,879,196)     (4,729,439)     (4,708,975)     (2,098,752)     (2,321,886)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              18,423,901      22,317,303      13,231,478      14,403,240       5,072,356       5,979,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Global                          Global
                                              Advantage                    Dividend Growth                   High Yield
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (227,628) $     (234,051) $      420,227  $      141,803  $    2,266,856  $    3,078,597
Net realized gains (losses)               (492,157)       (796,935)      8,259,545       4,239,364      (9,067,585)    (10,720,915)
Change in unrealized gains (losses)      1,559,470       3,240,564        (618,807)     20,282,818       7,034,299      11,517,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          839,685       2,209,578       8,060,965      24,663,985         233,570       3,874,708
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    24,966          53,224         199,391         574,141          28,852         119,045
Benefit payments                          (465,953)       (799,302)     (5,601,934)     (4,843,419)     (1,693,220)     (1,386,895)
Payments on termination                 (3,731,902)     (2,807,637)    (33,323,016)    (34,298,132)     (6,618,705)     (8,100,895)
Contract maintenance charge                (12,305)        (15,543)        (95,096)       (111,916)        (26,043)        (33,699)
Transfers among the sub-accounts
  and with the Fixed Account - net        (947,581)       (801,322)       (753,176)      6,458,063      (5,207,627)     (1,806,436)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,132,775)     (4,370,580)    (39,573,831)    (32,221,263)    (13,516,743)    (11,208,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,293,090)     (2,161,002)    (31,512,866)     (7,557,278)    (13,283,173)     (7,334,172)

NET ASSETS AT BEGINNING OF PERIOD       22,062,533      24,223,535     201,476,062     209,033,340      46,919,424      54,253,596
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   17,769,443  $   22,062,533  $  169,963,196  $  201,476,062  $   33,636,251  $   46,919,424
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,663,791       3,229,894      10,007,898      11,607,778       3,955,631       4,896,276
      Units issued                         299,188         751,812       1,562,526       1,950,626       1,543,771       2,427,729
      Units redeemed                      (914,868)     (1,317,915)     (3,167,075)     (3,550,506)     (2,513,547)     (3,368,374)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,048,111       2,663,791       8,403,349      10,007,898       2,985,855       3,955,631
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Income Builder                    Information                  Limited Duration
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      499,691  $    1,045,980  $      (48,667) $      (66,561) $    1,110,105  $    1,493,476
Net realized gains (losses)              1,300,152         358,631          66,883          31,255        (733,148)       (618,952)
Change in unrealized gains (losses)        343,851       2,711,395        (113,489)        (41,068)       (202,310)       (889,781)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,143,694       4,116,006         (95,273)        (76,374)        174,647         (15,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    53,550         178,214           3,571          28,198          34,039         366,042
Benefit payments                        (1,309,571)     (1,504,856)        (93,670)        (53,844)     (1,114,883)     (1,012,387)
Payments on termination                 (9,891,921)     (7,460,026)       (637,969)     (1,122,229)    (10,378,784)    (10,387,784)
Contract maintenance charge                (20,358)        (24,977)         (1,779)         (2,440)        (20,513)        (26,308)
Transfers among the sub-accounts
  and with the Fixed Account - net        (292,436)      1,857,288        (333,130)        480,418       1,757,924        (287,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (11,460,736)     (6,954,357)     (1,062,977)       (669,897)     (9,722,217)    (11,348,311)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (9,317,042)     (2,838,351)     (1,158,250)       (746,271)     (9,547,570)    (11,363,568)

NET ASSETS AT BEGINNING OF PERIOD       46,417,818      49,256,169       4,090,637       4,836,908      50,056,065      61,419,633
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   37,100,776  $   46,417,818  $    2,932,387  $    4,090,637  $   40,508,495  $   50,056,065
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,118,398       3,589,903         859,104       1,036,314       4,394,767       5,392,398
      Units issued                         557,091         906,507         445,644       1,588,489       1,273,588       3,347,922
      Units redeemed                    (1,276,485)     (1,378,012)       (685,391)     (1,765,699)     (2,123,546)     (4,345,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,399,004       3,118,398         619,357         859,104       3,544,809       4,394,767
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley           Morgan Stanley        Morgan Stanley
                                              Variable                 Variable              Variable
                                             Investment               Investment            Investment
                                               Series                   Series                Series
                                             Sub-Account               Sub-Account           Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                            Money Market            Pacific Growth      Quality Income Plus
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (aj)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,957,546  $   (1,094,269) $      (97,593) $    9,193,404  $   12,530,400
Net realized gains (losses)                      -               -          17,270         478,618       1,616,252
Change in unrealized gains (losses)              -               -       2,037,535      (4,906,056)     (3,462,291)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,957,546      (1,094,269)      1,957,212       4,765,966      10,684,361
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,589,562       1,835,159          31,528         197,983         329,815
Benefit payments                       (18,283,518)    (20,797,440)       (300,483)     (9,658,620)     (9,850,276)
Payments on termination                (54,687,814)    (60,059,959)     (1,142,936)    (46,361,159)    (51,994,252)
Contract maintenance charge                (75,983)       (102,636)         (4,903)       (106,447)       (137,526)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,746,975       9,788,657     (23,519,793)     (5,792,565)    (13,304,410)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (34,710,778)    (69,336,219)    (24,936,587)    (61,720,808)    (74,956,649)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (32,753,232)    (70,430,488)    (22,979,375)    (56,954,842)    (64,272,288)

NET ASSETS AT BEGINNING OF PERIOD      166,791,898     237,222,386      22,979,375     276,599,874     340,872,162
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  134,038,666  $  166,791,898  $            -  $  219,645,032  $  276,599,874
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,900,148      16,876,156       5,498,369      12,316,437      15,564,429
      Units issued                      25,142,676      53,578,934       1,899,597       2,562,798       4,784,280
      Units redeemed                   (27,548,871)    (58,554,942)     (7,397,966)     (4,950,333)     (8,032,272)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,493,953      11,900,148               -       9,928,902      12,316,437
                                    ==============  ==============  ==============  ==============  ==============

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            S&P 500 Index                    Strategist                       Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      215,878  $     (622,346) $    1,593,742  $    1,846,838  $    1,381,272  $    1,850,597
Net realized gains (losses)              2,843,899       1,427,427      32,318,060       5,261,537         919,750      (7,501,859)
Change in unrealized gains (losses)       (285,738)      9,374,820     (15,504,326)     20,604,030      16,799,073      32,271,179
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,774,039      10,179,901      18,407,476      27,712,405      19,100,095      26,619,917
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    75,793         496,933         216,596         414,884         138,862         243,553
Benefit payments                        (2,884,173)     (3,130,278)    (10,616,198)    (10,709,573)     (5,510,788)     (6,111,415)
Payments on termination                (19,117,194)    (16,564,239)    (55,851,023)    (56,398,322)    (25,606,311)    (22,114,119)
Contract maintenance charge                (58,943)        (70,532)       (134,587)       (165,468)        (78,702)        (90,156)
Transfers among the sub-accounts
  and with the Fixed Account - net      (7,044,487)      4,169,789      (6,048,431)     (2,067,067)     (2,038,940)     (5,716,816)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (29,029,004)    (15,098,327)    (72,433,643)    (68,925,546)    (33,095,879)    (33,788,953)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (26,254,965)     (4,918,426)    (54,026,167)    (41,213,141)    (13,995,784)     (7,169,036)

NET ASSETS AT BEGINNING OF PERIOD      122,995,932     127,914,358     325,335,650     366,548,791     157,839,934     165,008,970
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   96,740,967  $  122,995,932  $  271,309,483  $  325,335,650  $  143,844,150  $  157,839,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,739,674      13,278,808      12,349,042      14,583,843       7,513,044       9,199,211
      Units issued                       2,036,019       6,511,659       1,806,588       1,518,751       1,461,255         819,609
      Units redeemed                    (4,713,118)     (8,050,793)     (3,815,227)     (3,753,552)     (2,361,945)     (2,505,776)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,062,575      11,739,674      10,340,403      12,349,042       6,612,354       7,513,044
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          Aggressive Equity                Dividend Growth                     Equity
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (443,968) $     (424,299) $     (850,513) $     (335,280) $   (1,901,409) $   (1,528,326)
Net realized gains (losses)                583,389         (29,329)      2,112,658         874,630         465,205      (2,600,360)
Change in unrealized gains (losses)      4,746,447       2,975,795       3,547,216       7,375,815      18,069,371      13,496,948
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        4,885,868       2,522,167       4,809,361       7,915,165      16,633,167       9,368,262
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   435,579       1,160,783       3,988,138      15,750,635       6,119,363      15,009,485
Benefit payments                          (305,613)       (335,815)     (2,137,182)     (1,254,645)     (1,279,306)     (1,620,644)
Payments on termination                 (2,269,344)     (1,346,796)     (8,694,149)     (7,135,042)     (8,059,966)     (5,397,095)
Contract maintenance charge                (27,454)        (25,708)       (158,303)       (116,380)       (171,032)       (107,229)
Transfers among the sub-accounts
  and with the Fixed Account - net        (284,612)       (934,917)      5,124,123       3,305,478      (6,075,322)     (3,797,882)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (2,451,444)     (1,482,453)     (1,877,373)     10,550,046      (9,466,263)      4,086,635
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,434,424       1,039,714       2,931,988      18,465,211       7,166,904      13,454,897

NET ASSETS AT BEGINNING OF PERIOD       26,130,880      25,091,166     132,692,555     114,227,344     112,119,813      98,664,916
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   28,565,304  $   26,130,880  $  135,624,543  $  132,692,555  $  119,286,717  $  112,119,813
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,342,064       3,668,830      11,890,791      11,170,487      13,667,459      14,124,818
      Units issued                         533,924         582,852       2,941,753       2,965,031       1,942,816       2,739,807
      Units redeemed                      (877,346)       (909,618)     (3,136,059)     (2,244,727)     (3,415,509)     (3,197,166)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     2,998,642       3,342,064      11,696,485      11,890,791      12,194,766      13,667,459
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           European Growth                Global Advantage             Global Dividend Growth
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (291,868) $     (271,800) $     (176,188) $     (148,345) $     (184,103) $     (204,157)
Net realized gains (losses)                809,193          75,802          87,244         (90,863)      1,776,327         747,189
Change in unrealized gains (losses)      1,819,427       4,083,665         540,600       1,226,197       1,391,678       6,535,485
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,336,752       3,887,667         451,656         986,989       2,983,902       7,078,517
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   355,555       2,491,390          83,527         799,455       3,653,244       5,375,830
Benefit payments                          (428,561)       (320,742)        (70,141)       (119,073)       (759,572)       (361,198)
Payments on termination                 (2,988,470)     (5,060,598)       (473,902)       (458,490)     (3,587,050)     (2,792,159)
Contract maintenance charge                (51,960)        (46,724)        (13,893)        (13,580)        (92,756)        (78,158)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,161,599)      4,569,482        (458,883)        479,583       1,262,122       9,968,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,275,035)      1,632,808        (933,292)        687,895         475,988      12,112,433
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,938,283)      5,520,475        (481,636)      1,674,884       3,459,890      19,190,950

NET ASSETS AT BEGINNING OF PERIOD       41,305,428      35,784,953      10,869,074       9,194,190      65,870,779      46,679,829
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,367,145  $   41,305,428  $   10,387,438  $   10,869,074  $   69,330,669  $   65,870,779
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,429,086       4,423,874       1,301,803       1,276,113       5,319,315       4,329,558
      Units issued                         382,467       5,449,346          95,698         282,411       1,374,498       1,852,140
      Units redeemed                      (973,697)     (5,444,134)       (207,615)       (256,721)     (1,376,799)       (862,383)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,837,856       4,429,086       1,189,886       1,301,803       5,317,014       5,319,315
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             High Yield                    Income Builder                    Information
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,859,149  $    2,038,164  $      322,050  $      788,538  $     (178,411) $     (222,832)
Net realized gains (losses)               (300,897)       (220,675)      1,099,286         649,380         108,299         (39,161)
Change in unrealized gains (losses)     (1,545,020)        789,760         691,390       2,254,918        (293,214)        336,459
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,232       2,607,249       2,112,726       3,692,836        (363,326)         74,466
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   907,403       6,204,201       1,380,540       4,342,449          26,398         498,321
Benefit payments                          (374,490)       (375,208)       (580,716)       (481,781)        (70,207)       (162,693)
Payments on termination                 (1,882,052)     (4,100,409)     (5,391,908)     (5,198,588)     (1,247,121)       (785,344)
Contract maintenance charge                (70,160)        (46,143)        (31,106)        (29,489)        (15,864)        (19,829)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,571,205)       (829,447)       (171,196)      3,490,149      (2,056,972)        130,121
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,990,504)        852,994      (4,794,386)      2,122,740      (3,363,766)       (339,424)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,977,272)      3,460,243      (2,681,660)      5,815,576      (3,727,092)       (264,958)

NET ASSETS AT BEGINNING OF PERIOD       37,266,741      33,806,498      46,473,158      40,657,582      12,763,255      13,028,213
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   33,289,469  $   37,266,741  $   43,791,498  $   46,473,158  $    9,036,163  $   12,763,255
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,910,422       5,304,925       3,880,951       3,718,215       2,100,505       2,271,228
      Units issued                         594,151       1,290,296         604,663       1,056,357         105,276         394,672
      Units redeemed                    (1,226,861)     (1,684,799)     (1,000,410)       (893,621)       (695,202)       (565,395)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               4,277,712       4,910,422       3,485,204       3,880,951       1,510,579       2,100,505
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley            Morgan Stanley
                                              Variable                        Variable                  Variable
                                             Investment                      Investment                Investment
                                               Series                          Series                    Series
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                             Sub-Account                     Sub-Account               Sub-Account
                                    ------------------------------  ------------------------------  ----------------

                                          Limited Duration                  Money Market             Pacific Growth
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                    ------------------------------  ------------------------------  ----------------

                                          2005           2004            2005            2004           2004 (aj)
                                    --------------  --------------  --------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,347,726  $    2,652,846  $      738,679  $     (878,038) $        (42,488)
Net realized gains (losses)               (955,568)       (778,759)              -               -         1,100,965
Change in unrealized gains (losses)     (1,679,973)     (2,585,443)              -               -          (407,868)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from operations                         (287,815)       (711,356)        738,679        (878,038)          650,609
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 9,313,421      13,486,144      23,887,561      29,442,137           284,985
Benefit payments                        (1,545,724)     (1,977,990)     (4,759,838)     (5,008,816)           (6,208)
Payments on termination                 (8,840,523)     (8,369,830)    (11,069,478)    (14,735,933)         (127,696)
Contract maintenance charge               (178,551)       (146,855)       (180,571)        (74,784)             (557)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,595,365      (2,689,729)       (412,185)    (13,756,828)       (8,165,425)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from contract transactions               343,988         301,740       7,465,489      (4,134,224)       (8,014,901)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -                 -
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS           56,173        (409,616)      8,204,168      (5,012,262)       (7,364,292)

NET ASSETS AT BEGINNING OF PERIOD      120,213,202     120,622,818      85,984,232      90,996,494         7,364,292
                                    --------------  --------------  --------------  --------------  ----------------

NET ASSETS AT END OF PERIOD         $  120,269,375  $  120,213,202  $   94,188,400  $   85,984,232  $              -
                                    ==============  ==============  ==============  ==============  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,437,097      11,258,898       8,638,854       8,983,559         1,166,251
      Units issued                       4,044,895       4,361,439      15,111,122      22,897,268         9,717,542
      Units redeemed                    (3,928,752)     (4,183,240)    (14,330,227)    (23,241,973)      (10,883,793)
                                    --------------  --------------  --------------  --------------  ----------------
  Units outstanding at end of
    period                              11,553,240      11,437,097       9,419,749       8,638,854                 -
                                    ==============  ==============  ==============  ==============  ================

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                         Quality Income Plus                S&P 500 Index                    Strategist
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    5,726,791  $    5,456,138  $     (431,406) $   (1,264,117) $       21,929  $       47,919
Net realized gains (losses)               (394,363)        316,302       2,369,755       1,188,219       9,498,750         807,122
Change in unrealized gains (losses)     (3,053,124)       (845,745)      1,962,399      11,475,505      (3,827,344)      6,414,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,279,304       4,926,695       3,900,748      11,399,607       5,693,335       7,269,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                34,683,937      29,150,543      14,267,724      13,816,999       4,315,203       4,646,295
Benefit payments                        (2,736,486)     (3,593,556)     (2,279,971)     (1,422,595)     (1,655,978)     (1,617,929)
Payments on termination                (10,752,857)     (9,633,994)     (9,306,355)     (8,008,237)     (6,540,381)     (5,163,931)
Contract maintenance charge               (229,539)       (110,476)       (230,043)       (199,043)        (88,574)        (79,259)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,961,741)     12,935,420      (1,275,062)      9,282,851      (2,858,313)      3,644,661
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            19,003,314      28,747,937       1,176,293      13,469,975      (6,828,043)      1,429,837
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       21,282,618      33,674,632       5,077,041      24,869,582      (1,134,708)      8,699,262

NET ASSETS AT BEGINNING OF PERIOD      170,080,756     136,406,124     151,930,221     127,060,639      95,971,639      87,272,377
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  191,363,374  $  170,080,756  $  157,007,262  $  151,930,221  $   94,836,931  $   95,971,639
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              14,098,741      11,263,773      16,146,107      15,306,676       8,876,242       8,862,758
      Units issued                       8,489,870       5,936,165       4,226,165       3,620,051       1,360,956       1,511,448
      Units redeemed                    (6,394,696)     (3,101,197)     (4,720,938)     (2,780,620)     (2,061,572)     (1,497,964)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              16,193,915      14,098,741      15,651,334      16,146,107       8,175,626       8,876,242
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley
                                              Variable
                                             Investment                  Neuberger & Berman              Neuberger & Berman
                                               Series                         Advisors                        Advisors
                                          (Class Y Shares)                Management Trust                Management Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Utilities                                                      AMT Mid-Cap
                                          (Class Y Shares)                  AMT Guardian                       Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      125,059  $      188,007  $          (11) $         (119) $         (437) $         (385)
Net realized gains (losses)                197,931        (970,819)            267             (46)           (177)           (211)
Change in unrealized gains (losses)      3,468,439       5,310,796            (671)          1,408           4,008           4,188
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,791,429       4,527,984            (415)          1,243           3,394           3,592
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,228,150       1,137,769               -               -               -               -
Benefit payments                          (782,132)       (573,283)              -               -               -               -
Payments on termination                 (1,869,621)     (1,551,897)         (9,416)           (400)              -               -
Contract maintenance charge                (26,273)        (20,907)              -               -             (27)            (28)
Transfers among the sub-accounts
  and with the Fixed Account - net         363,179         528,109               -           2,028               2               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,086,697)       (480,209)         (9,416)          1,628             (25)            (28)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,704,732       4,047,775          (9,831)          2,871           3,369           3,564

NET ASSETS AT BEGINNING OF PERIOD       29,342,690      25,294,915           9,831           6,960          28,268          24,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   32,047,422  $   29,342,690  $            -  $        9,831  $       31,637  $       28,268
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,568,622       3,737,871             779             629           2,261           2,264
      Units issued                         805,841         481,533               -             150               -               -
      Units redeemed                      (999,687)       (650,782)           (779)              -              (2)             (3)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,374,776       3,568,622               -             779           2,259           2,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Neuberger & Berman                  Oppenheimer                     Oppenheimer
                                              Advisors                        Variable                        Variable
                                          Management Trust                  Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                            AMT Partners                  Aggressive Growth                   Balanced
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (912) $       (1,970) $      (41,679) $      (40,626) $       44,214  $      (44,842)
Net realized gains (losses)                    443            (442)       (119,357)       (144,745)        625,293          65,672
Change in unrealized gains (losses)         22,832          22,851         455,419         655,290        (401,284)        938,632
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           22,363          20,439         294,383         469,919         268,223         959,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -          16,434           5,889           8,270         123,178
Benefit payments                                 -               -         (76,837)         (6,465)       (154,022)       (132,849)
Payments on termination                     (2,067)           (135)       (229,720)       (274,684)     (1,944,274)     (1,578,229)
Contract maintenance charge                    (46)            (43)         (1,210)         (1,315)         (3,015)         (3,136)
Transfers among the sub-accounts
  and with the Fixed Account - net            (950)         (1,033)        (35,237)         21,551         237,887         491,852
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (3,063)         (1,211)       (326,570)       (255,024)     (1,855,154)     (1,099,184)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           19,300          19,228         (32,187)        214,895      (1,586,931)       (139,722)

NET ASSETS AT BEGINNING OF PERIOD          139,906         120,678       2,955,618       2,740,723      12,084,259      12,223,981
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      159,206  $      139,906  $    2,923,431  $    2,955,618  $   10,497,328  $   12,084,259
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  11,661          11,778         396,966         431,201         947,560       1,032,197
      Units issued                               -               -          24,975          20,200          92,687         107,624
      Units redeemed                          (241)           (117)        (71,394)        (54,435)       (232,379)       (192,261)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  11,420          11,661         350,547         396,966         807,868         947,560
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                        Capital Appreciation                Core Bond (k)                 Global Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (60,029) $     (153,929) $      201,416  $      168,019  $      (32,964) $       (6,799)
Net realized gains (losses)                (60,779)       (178,954)          5,794           9,962         263,411          39,789
Change in unrealized gains (losses)        599,247       1,089,531        (146,573)         27,980       1,138,918       1,699,191
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          478,439         756,648          60,637         205,961       1,369,365       1,732,181
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   146,357         275,123          83,774         141,472         220,148         235,844
Benefit payments                          (206,922)       (143,845)         (4,285)        (13,715)        (39,722)        (91,631)
Payments on termination                 (1,309,362)     (1,206,769)       (668,774)       (446,813)     (1,164,262)     (1,148,409)
Contract maintenance charge                 (9,380)        (10,198)         (2,524)         (2,865)         (6,900)         (6,916)
Transfers among the sub-accounts
  and with the Fixed Account - net        (348,795)        873,353         (88,325)        475,225         222,144         222,369
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,728,102)       (212,336)       (680,134)        153,304        (768,592)       (788,743)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,249,663)        544,312        (619,497)        359,265         600,773         943,438

NET ASSETS AT BEGINNING OF PERIOD       14,953,362      14,409,050       5,253,410       4,894,145      11,428,499      10,485,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   13,703,699  $   14,953,362  $    4,633,913  $    5,253,410  $   12,029,272  $   11,428,499
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,552,405       1,581,164         398,566         386,488         787,744         856,489
      Units issued                          89,876         213,059          21,403          78,299          87,999          91,119
      Units redeemed                      (274,641)       (241,818)        (72,820)        (66,221)       (144,335)       (159,864)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,367,640       1,552,405         347,149         398,566         731,408         787,744
                                    ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                     Main Street
                                             High Income                     Main Street                  Small Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      110,710  $       82,388  $       (1,122) $      (58,691) $      (56,473) $      (48,726)
Net realized gains (losses)                 (3,979)            631          91,390         (93,795)        317,814          81,559
Change in unrealized gains (losses)        (90,271)         58,745         332,629         960,510         107,086         640,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           16,460         141,764         422,897         808,024         368,427         673,241
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          34,895          31,819          63,749          92,071         174,706
Benefit payments                                 -            (854)       (368,205)       (203,604)         (1,218)         (6,199)
Payments on termination                   (198,821)       (176,615)     (1,427,349)     (1,226,859)       (335,532)       (222,684)
Contract maintenance charge                 (1,188)         (1,228)         (4,575)         (4,881)         (4,111)         (3,900)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,530         571,359         (37,143)        218,943         (82,292)        445,501
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (150,996)        427,557      (1,805,453)     (1,152,652)       (331,082)        387,424
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (134,536)        569,321      (1,382,556)       (344,628)         37,345       1,060,665

NET ASSETS AT BEGINNING OF PERIOD        2,117,025       1,547,704      10,776,866      11,121,494       4,484,107       3,423,442
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,982,489  $    2,117,025  $    9,394,310  $   10,776,866  $    4,521,452  $    4,484,107
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 173,775         136,552       1,169,377       1,307,148         255,943         230,331
      Units issued                          15,447          60,618         118,559          97,636          26,625          58,409
      Units redeemed                       (28,086)        (23,395)       (315,042)       (235,407)        (44,846)        (32,797)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 161,136         173,775         972,894       1,169,377         237,722         255,943
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                             Oppenheimer                      Variable                        Variable
                                              Variable                      Account Funds                   Account Funds
                                            Account Funds              (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                           Strategic Bond              Aggressive Growth (SC)               Balanced (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      233,319  $      309,491  $     (259,636) $     (170,843) $      (35,798) $     (236,213)
Net realized gains (losses)                127,235         150,354         371,111         165,534       1,710,958         202,537
Change in unrealized gains (losses)       (268,184)         79,730       1,587,088       1,801,036        (902,672)      2,595,034
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           92,370         539,575       1,698,563       1,795,727         772,488       2,561,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    17,907          52,463       4,351,751       3,485,515       5,459,076       7,804,924
Benefit payments                           (96,963)        (73,077)       (153,451)         (6,606)       (221,193)        (95,532)
Payments on termination                   (983,007)       (844,250)       (579,780)       (477,471)     (1,639,684)       (955,633)
Contract maintenance charge                 (2,059)         (2,337)        (50,253)        (38,251)       (121,994)        (82,164)
Transfers among the sub-accounts
  and with the Fixed Account - net         407,964        (499,720)        472,005       1,839,216         728,644       8,510,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (656,158)     (1,366,921)      4,040,272       4,802,403       4,204,849      15,182,155
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (563,788)       (827,346)      5,738,835       6,598,130       4,977,337      17,743,513

NET ASSETS AT BEGINNING OF PERIOD        7,815,547       8,642,893      13,793,546       7,195,416      35,401,428      17,657,915
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,251,759  $    7,815,547  $   19,532,381  $   13,793,546  $   40,378,765  $   35,401,428
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 565,006         668,356         945,504         579,512       2,497,143       1,345,753
      Units issued                          67,254          56,571         494,019         582,757         785,196       1,396,332
      Units redeemed                      (113,377)       (159,921)       (224,926)       (216,765)       (491,818)       (244,942)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 518,883         565,006       1,214,597         945,504       2,790,521       2,497,143
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                      Capital Appreciation (SC)          Core Bond (SC) (l)            Global Securities (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005          2004 (y)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (524,959) $     (431,331) $       12,579  $         (811) $     (247,480) $     (138,958)
Net realized gains (losses)                268,413         163,313          (3,657)           (191)      1,000,159         312,067
Change in unrealized gains (losses)      2,564,471       1,995,910           8,498           3,054       3,147,996       3,576,447
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,307,925       1,727,892          17,420           2,052       3,900,675       3,749,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                22,498,633      16,626,863       4,169,598         660,069       5,884,845       7,196,099
Benefit payments                          (631,610)       (606,716)              -               -        (275,001)       (393,445)
Payments on termination                 (2,309,023)       (947,310)        (99,715)            (34)     (1,421,204)       (799,217)
Contract maintenance charge               (128,753)        (74,105)         (4,859)              -         (90,016)        (61,985)
Transfers among the sub-accounts
  and with the Fixed Account - net       6,371,507       8,153,811       1,927,641          25,297         302,240       4,714,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            25,800,754      23,152,543       5,992,665         685,332       4,400,864      10,656,200
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       28,108,679      24,880,435       6,010,085         687,384       8,301,539      14,405,756

NET ASSETS AT BEGINNING OF PERIOD       40,076,483      15,196,048         687,384               -      27,890,132      13,484,376
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,185,162  $   40,076,483  $    6,697,469  $      687,384  $   36,191,671  $   27,890,132
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,108,517       1,236,462          67,996               -       1,671,393         945,333
      Units issued                       2,862,008       2,602,434         676,015          68,362         741,404       1,104,920
      Units redeemed                      (848,119)       (730,379)        (86,239)           (366)       (481,912)       (378,860)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               5,122,406       3,108,517         657,772          67,996       1,930,885       1,671,393
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                  Main Street Small
                                          High Income (SC)                Main Street (SC)                 Cap Growth (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,482,744  $      720,328  $     (405,152) $     (492,353) $     (558,814) $     (355,872)
Net realized gains (losses)                 65,129         178,952         806,440         699,796       1,495,230         567,169
Change in unrealized gains (losses)     (1,372,459)        895,855       2,705,596       3,563,406       2,147,228       3,714,952
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          175,414       1,795,135       3,106,884       3,770,849       3,083,644       3,926,249
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,655,416      12,379,065      25,184,311      15,186,842      10,775,593       6,357,840
Benefit payments                          (236,966)       (173,708)       (814,619)       (304,814)       (198,221)       (188,117)
Payments on termination                 (1,868,825)       (841,874)     (2,992,484)     (1,405,088)     (1,449,713)       (570,968)
Contract maintenance charge               (116,871)        (58,483)       (208,473)       (153,817)       (116,135)        (81,563)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,811,506       4,720,144       4,842,278       4,530,244       1,921,904       4,793,526
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,244,260      16,025,144      26,011,013      17,853,367      10,933,428      10,310,718
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I                   -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,419,674      17,820,279      29,117,897      21,624,216      14,017,072      14,236,967

NET ASSETS AT BEGINNING OF PERIOD       31,835,272      14,014,993      57,933,031      36,308,815      29,516,472      15,279,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,254,946  $   31,835,272  $   87,050,928  $   57,933,031  $   43,533,544  $   29,516,472
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,291,724       1,079,445       4,262,843       2,868,687       1,713,775       1,040,198
      Units issued                         897,919       1,650,166       2,832,132       2,081,718       1,008,901       1,262,230
      Units redeemed                      (446,882)       (437,887)       (939,775)       (687,562)       (382,308)       (588,653)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,742,761       2,291,724       6,155,200       4,262,843       2,340,368       1,713,775
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                   PIMCO Advisors                  PIMCO Advisors
                                              Variable                        Variable                        Variable
                                            Account Funds                     Insurance                       Insurance
                                       (Service Class ("SC"))                   Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer
                                         Strategic Bond (SC)               OpCap Balanced                  OpCap Small Cap
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005        2004 (v) (ab)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,001,100  $    1,173,114  $         (111) $          (93) $          (25) $          (23)
Net realized gains (losses)                342,083         163,269             466               3             256               4
Change in unrealized gains (losses)     (1,444,898)      3,165,155            (254)            804            (260)            276
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          898,285       4,501,538             101             714             (29)            257
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                31,236,134      26,897,622              60             240              42             249
Benefit payments                        (1,496,492)       (575,628)              -               -               -               -
Payments on termination                 (4,477,199)     (1,875,655)              -               -               -               -
Contract maintenance charge               (254,253)       (132,107)            (20)            (15)             (6)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net      10,091,090      17,265,006            (544)          8,841            (120)              2
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            35,099,280      41,579,238            (504)          9,066             (84)            244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       35,997,565      46,080,776            (403)          9,780            (113)            501

NET ASSETS AT BEGINNING OF PERIOD       78,448,551      32,367,775           9,780               -           1,926           1,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  114,446,116  $   78,448,551  $        9,377  $        9,780  $        1,813  $        1,926
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               6,044,530       2,661,693             906               -             127             109
      Units issued                       4,117,768       4,165,960              10             909               3              18
      Units redeemed                    (1,422,487)       (783,123)            (58)             (3)             (9)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,739,811       6,044,530             858             906             121             127
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors
                                                Variable                     PIMCO Variable                  PIMCO Variable
                                                Insurance                      Insurance                       Insurance
                                                  Trust                          Trust                           Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            PEA Science and
                                               Technology                     Foreign Bond                    Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (m)          2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $           (2) $           (7) $           22  $            8  $          109  $          (93)
Net realized gains (losses)                     (82)             (2)             27              40               -               -
Change in unrealized gains (losses)               3             (28)             29              22               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               (81)            (37)             78              70             109             (93)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -              66              72              48             288
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -               -               -               -            (295)
Contract maintenance charge                       -              (3)             (9)             (9)            (21)            (40)
Transfers among the sub-accounts
  and with the Fixed Account - net             (501)             73             529              35          (8,956)          3,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                   (501)             70             586              98          (8,929)          3,893
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS              (582)             33             664             168          (8,820)          3,800

NET ASSETS AT BEGINNING OF PERIOD               582             549           1,864           1,696          17,721          13,921
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $          582  $        2,528  $        1,864  $        8,901  $       17,721
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       50              44             166             157           1,796           1,402
      Units issued                                -               6             101              10             118             428
      Units redeemed                            (50)              -             (50)             (1)         (1,023)            (34)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -              50             217             166             891           1,796
                                     ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Variable
                                               Insurance                    Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              PIMCO Total                     VT American                      VT Capital
                                                 Return                    Government Income                  Appreciation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          170  $            3  $    1,167,858  $    1,850,247  $     (158,367) $     (219,014)
Net realized gains (losses)                     165              18        (169,305)      1,031,952         568,817         170,031
Change in unrealized gains (losses)            (265)             20      (1,025,733)     (2,056,524)        599,548       2,028,414
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                                70              41         (27,180)        825,675       1,009,998       1,979,431
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,640               -         313,171         478,318          85,263          65,047
Benefit payments                                  -               -      (1,370,419)     (1,232,852)       (428,775)       (122,409)
Payments on termination                           -               -      (6,611,521)     (6,731,768)     (2,046,064)     (1,004,665)
Contract maintenance charge                     (19)             (6)        (95,603)       (113,073)        (31,962)        (31,018)
Transfers among the sub-accounts
  and with the Fixed Account - net            6,336              40      (1,537,340)    (10,247,975)        882,285         837,370
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  8,957              34      (9,301,712)    (17,847,350)     (1,539,253)       (255,675)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             9,027              75      (9,328,892)    (17,021,675)       (529,255)      1,723,756

NET ASSETS AT BEGINNING OF PERIOD             1,295           1,220      66,002,940      83,024,615      17,376,314      15,652,558
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $       10,322  $        1,295  $   56,674,048  $   66,002,940  $   16,847,059  $   17,376,314
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      113             110       5,446,808       6,916,063       2,102,673       2,142,408
      Units issued                              780               4         742,395         782,562         338,845         378,764
      Units redeemed                              -              (1)     (1,515,675)     (2,251,817)       (524,033)       (418,499)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            893             113       4,673,528       5,446,808       1,917,485       2,102,673
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Capital                     VT Discovery                   VT Diversified
                                             Opportunities                       Growth                          Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (63,957) $       75,590  $     (251,580) $     (273,118) $    5,415,754  $    7,404,202
Net realized gains (losses)                 113,744          65,241         672,644         343,086        (118,098)        (34,455)
Change in unrealized gains (losses)         435,494         280,417         506,092       1,061,025      (3,809,839)       (562,686)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           485,281         421,248         927,156       1,130,993       1,487,817       6,807,061
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     32,248          12,298          99,687         228,793         252,414         210,575
Benefit payments                            (27,232)              -        (224,854)       (172,016)     (2,428,808)     (1,840,249)
Payments on termination                    (420,157)       (162,317)     (1,808,479)     (1,155,586)     (9,310,100)     (7,890,884)
Contract maintenance charge                  (9,545)         (5,436)        (47,168)        (50,965)       (120,670)       (121,517)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,863,042       1,881,133      (1,518,242)       (610,559)      5,160,579       2,338,896
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              2,438,356       1,725,678      (3,499,056)     (1,760,333)     (6,446,585)     (7,303,179)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,923,637       2,146,926      (2,571,900)       (629,340)     (4,958,768)       (496,118)

NET ASSETS AT BEGINNING OF PERIOD         3,507,570       1,360,644      20,140,182      20,769,522      92,393,624      92,889,742
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    6,431,207  $    3,507,570  $   17,568,282  $   20,140,182  $   87,434,856  $   92,393,624
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  232,875         105,298       4,136,636       4,528,156       6,967,684       7,546,376
      Units issued                          417,392         186,292         161,113         574,157       1,356,591       1,097,766
      Units redeemed                       (257,387)        (58,715)       (884,527)       (965,677)     (1,838,127)     (1,676,458)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        392,880         232,875       3,413,222       4,136,636       6,486,148       6,967,684
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Equity                  VT The George Putnam              VT Global Asset
                                                 Income                      Fund of Boston                    Allocation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (106,050) $     (202,706) $    1,382,290  $    1,096,328  $     (122,534) $      361,671
Net realized gains (losses)                 639,964         121,233       2,946,388       1,606,299         241,264         (81,771)
Change in unrealized gains (losses)         613,147       1,907,197       1,559,617      11,775,715       1,795,428       1,842,499
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,147,061       1,825,724       5,888,295      14,478,342       1,914,158       2,122,399
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    117,055         128,354      13,417,953      20,280,546       5,302,084       2,646,075
Benefit payments                           (437,843)        (88,434)     (4,617,208)     (3,280,992)       (523,175)       (401,791)
Payments on termination                  (2,045,211)     (1,020,089)    (20,672,515)    (16,354,483)     (2,525,796)     (1,505,254)
Contract maintenance charge                 (45,798)        (26,646)       (380,578)       (352,545)        (63,920)        (50,747)
Transfers among the sub-accounts
  and with the Fixed Account - net        8,318,801      11,122,632       8,225,068      13,849,346       4,508,124       4,068,127
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              5,907,004      10,115,817      (4,027,280)     14,141,872       6,697,317       4,756,410
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         7,054,065      11,941,541       1,861,015      28,620,214       8,611,475       6,878,809

NET ASSETS AT BEGINNING OF PERIOD        21,401,747       9,460,206     235,336,125     206,715,911      30,774,382      23,895,573
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   28,455,812  $   21,401,747  $  237,197,140  $  235,336,125  $   39,385,857  $   30,774,382
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,610,885         785,589      20,326,024      19,241,611       2,842,429       2,429,076
      Units issued                          861,589       1,091,218       4,253,359       4,810,446       1,144,461         881,113
      Units redeemed                       (415,050)       (265,922)     (4,715,023)     (3,726,033)       (632,014)       (467,760)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      2,057,424       1,610,885      19,864,360      20,326,024       3,354,876       2,842,429
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Global                     VT Growth and                     VT Growth
                                                 Equity                          Income                      Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (292,901) $      394,338  $    1,295,310  $    1,366,953  $     (179,247) $     (379,007)
Net realized gains (losses)              (4,588,571)     (5,784,042)      6,144,198         257,043      (2,290,256)     (2,631,304)
Change in unrealized gains (losses)       8,687,484      11,735,759      13,955,866      54,937,445       2,990,297       2,995,481
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,806,012       6,346,055      21,395,374      56,561,441         520,794         (14,830)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    238,143         160,693       8,007,546      15,803,634         231,760         275,332
Benefit payments                           (702,676)       (930,638)    (12,217,020)     (9,788,007)       (298,825)       (401,412)
Payments on termination                  (4,427,983)     (4,523,231)    (52,093,640)    (45,952,038)     (2,001,928)     (1,861,235)
Contract maintenance charge                (107,674)       (111,266)     (1,011,128)     (1,024,301)        (53,593)        (61,696)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,891,096)       (835,047)    (16,665,644)        744,322      (1,616,811)          9,909
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (6,891,286)     (6,239,489)    (73,979,886)    (40,216,390)     (3,739,397)     (2,039,102)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,085,274)        106,566     (52,584,512)     16,345,051      (3,218,603)     (2,053,932)

NET ASSETS AT BEGINNING OF PERIOD        57,171,548      57,064,982     638,183,883     621,838,832      26,368,899      28,422,831
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   54,086,274  $   57,171,548  $  585,599,371  $  638,183,883  $   23,150,296  $   26,368,899
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,523,140       8,402,139      60,631,538      65,399,792       6,235,675       6,739,095
      Units issued                          446,884         498,126       5,285,915       7,602,313         626,254       1,090,940
      Units redeemed                     (1,318,229)     (1,377,125)    (12,603,010)    (12,370,567)     (1,529,879)     (1,594,360)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,651,795       7,523,140      53,314,443      60,631,538       5,332,050       6,235,675
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                           VT Health Sciences                VT High Yield                     VT Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,050,454) $     (956,105) $    6,501,089  $    6,603,850  $    3,499,745  $    5,251,003
Net realized gains (losses)                 509,029      (1,128,669)       (219,508)        274,911       2,452,643         485,147
Change in unrealized gains (losses)       9,257,489       6,245,852      (4,698,100)      1,330,785      (4,140,907)        (23,291)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         8,716,064       4,161,078       1,583,481       8,209,546       1,811,481       5,712,859
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    532,459       2,460,423       8,542,923      11,553,643      20,034,641      14,774,931
Benefit payments                           (982,721)       (829,082)     (1,677,255)     (1,972,870)     (4,259,423)     (3,696,533)
Payments on termination                  (6,875,345)     (5,424,201)     (8,127,291)    (10,929,936)    (16,352,678)    (15,407,278)
Contract maintenance charge                (190,101)       (186,041)       (198,790)       (171,908)       (393,569)       (365,012)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,690,740)     (2,254,678)     (3,249,781)     (6,696,425)      6,049,514       1,902,951
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,206,448)     (6,233,579)     (4,710,194)     (8,217,496)      5,078,485      (2,790,941)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (490,384)     (2,072,501)     (3,126,713)         (7,950)      6,889,966       2,921,918

NET ASSETS AT BEGINNING OF PERIOD        79,845,810      81,918,311     100,363,378     100,371,328     201,495,962     198,574,044
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   79,355,426  $   79,845,810  $   97,236,665  $  100,363,378  $  208,385,928  $  201,495,962
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,306,429       7,941,816       7,789,568       8,620,367      16,891,247      16,918,492
      Units issued                          642,474         956,808       1,911,705       3,134,935       4,732,813       4,457,173
      Units redeemed                     (1,440,604)     (1,592,195)     (2,391,618)     (3,965,734)     (4,048,858)     (4,484,418)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,508,299       7,306,429       7,309,655       7,789,568      17,575,202      16,891,247
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            VT International                VT International                VT International
                                                 Equity                    Growth and Income               New Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (122,133) $      (28,500) $     (262,131) $      (43,717) $     (219,108) $     (101,806)
Net realized gains (losses)               3,573,928      (1,467,723)      1,270,834         162,863        (139,590)       (753,450)
Change in unrealized gains (losses)      22,235,438      32,953,203       5,528,462       7,735,708       5,211,017       3,985,343
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        25,687,233      31,456,980       6,537,165       7,854,854       4,852,319       3,130,087
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 10,854,126       9,970,581         184,776         126,346         125,961         389,132
Benefit payments                         (3,275,427)     (2,801,867)       (752,377)       (611,514)       (287,195)       (234,816)
Payments on termination                 (19,256,171)    (15,629,664)     (4,324,154)     (2,992,504)     (2,373,037)     (1,939,966)
Contract maintenance charge                (458,760)       (407,785)        (96,619)        (82,789)        (89,437)        (76,743)
Transfers among the sub-accounts
  and with the Fixed Account - net        7,536,441       4,670,323       4,928,166       8,769,366       3,775,978         269,266
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (4,599,791)     (4,198,412)        (60,208)      5,208,905       1,152,270      (1,593,127)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        21,087,442      27,258,568       6,476,957      13,063,759       6,004,589       1,536,960

NET ASSETS AT BEGINNING OF PERIOD       247,472,067     220,213,499      51,803,152      38,739,393      29,412,105      27,875,145
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  268,559,509  $  247,472,067  $   58,280,109  $   51,803,152  $   35,416,694  $   29,412,105
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,291,551      24,058,618       4,426,765       3,946,447       3,533,180       3,722,653
      Units issued                        5,458,452       5,150,636       1,118,362       1,351,241       1,300,564         456,758
      Units redeemed                     (6,152,684)     (5,917,703)     (1,124,819)       (870,923)     (1,197,351)       (646,231)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     22,597,319      23,291,551       4,420,308       4,426,765       3,636,393       3,533,180
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              VT Investors                  VT Mid Cap Value                VT Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (584,099) $   (1,496,761) $     (138,938) $      (70,330) $      921,604  $     (666,937)
Net realized gains (losses)              (5,667,742)     (8,407,225)        340,866          70,057               -               -
Change in unrealized gains (losses)      18,148,940      27,915,870       1,231,877         882,514               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        11,897,099      18,011,884       1,433,805         882,241         921,604        (666,937)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,095,657       1,865,995          48,194          53,283      29,348,044      21,953,300
Benefit payments                         (3,750,055)     (2,989,554)        (59,403)         (3,619)    (15,508,487)    (10,341,515)
Payments on termination                 (14,557,091)    (11,835,721)     (1,129,474)       (438,737)    (19,570,805)    (25,829,942)
Contract maintenance charge                (333,705)       (335,255)        (22,133)         (9,602)       (231,822)       (154,437)
Transfers among the sub-accounts
  and with the Fixed Account - net       (3,445,964)     (3,759,231)      7,354,656       5,119,975      26,947,623       7,986,565
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (18,991,158)    (17,053,766)      6,191,840       4,721,300      20,984,553      (6,386,029)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (7,094,059)        958,118       7,625,645       5,603,541      21,906,157      (7,052,966)

NET ASSETS AT BEGINNING OF PERIOD       177,118,270     176,160,152       8,269,199       2,665,658      77,879,396      84,932,362
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  170,024,211  $  177,118,270  $   15,894,844  $    8,269,199  $   99,785,553  $   77,879,396
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,064,461      25,682,566         567,512         208,350       7,635,463       8,105,737
      Units issued                        2,262,357       1,525,429         593,810         476,283      16,799,329      14,737,409
      Units redeemed                     (4,991,944)     (4,143,534)       (177,978)       (117,121)    (14,620,069)    (15,207,683)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     20,334,874      23,064,461         983,344         567,512       9,814,723       7,635,463
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                 VT New                                                         VT OTC &
                                             Opportunities                    VT New Value                  Emerging Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,536,542) $   (1,765,617) $     (940,516) $     (712,922) $     (428,834) $     (450,364)
Net realized gains (losses)             (13,213,552)    (17,179,017)      3,218,400       2,132,156      (4,656,472)     (5,327,081)
Change in unrealized gains (losses)      24,334,175      29,154,230       5,005,835      15,599,914       6,940,032       7,963,050
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,584,081      10,209,596       7,283,719      17,019,148       1,854,726       2,185,605
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    465,676       2,654,430      21,773,158       7,853,385         112,542         247,987
Benefit payments                         (1,373,575)     (1,671,249)     (2,087,888)     (1,450,370)       (412,683)       (409,789)
Payments on termination                  (9,137,469)     (8,747,049)    (11,459,065)     (9,285,354)     (2,652,105)     (2,234,153)
Contract maintenance charge                (304,150)       (318,362)       (320,775)       (256,252)        (89,263)        (95,349)
Transfers among the sub-accounts
  and with the Fixed Account - net       (6,173,980)     (5,786,283)     17,410,087      14,831,266      (2,220,422)         23,002
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (16,523,498)    (13,868,513)     25,315,517      11,692,675      (5,261,931)     (2,468,302)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (6,939,417)     (3,658,917)     32,599,236      28,711,823      (3,407,205)       (282,697)

NET ASSETS AT BEGINNING OF PERIOD       128,470,658     132,129,575     144,451,721     115,739,898      34,312,633      34,595,330
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  121,531,241  $  128,470,658  $  177,050,957  $  144,451,721  $   30,905,428  $   34,312,633
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               17,914,690      20,300,740      10,073,197       9,302,131       8,536,448       9,069,827
      Units issued                        1,044,176       1,722,583       4,504,726       2,581,389         559,242       1,380,639
      Units redeemed                     (3,363,405)     (4,108,633)     (2,731,987)     (1,810,323)     (1,895,166)     (1,914,018)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     15,595,461      17,914,690      11,845,936      10,073,197       7,200,524       8,536,448
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                              VT Small Cap                    VT Utilities
                                              VT Research                        Value                     Growth and Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (507,518) $   (1,436,699) $   (2,120,509) $   (1,750,581) $      244,088  $      338,989
Net realized gains (losses)              (1,186,085)     (2,114,747)     20,740,466       8,938,557         (22,964)     (1,521,911)
Change in unrealized gains (losses)       5,027,353       9,569,602     (10,103,190)     27,816,113       3,037,643       9,273,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,333,750       6,018,156       8,516,767      35,004,089       3,258,767       8,090,091
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    252,287       3,580,721         758,548       1,259,916         186,031       2,142,740
Benefit payments                         (1,655,806)     (1,461,656)     (2,247,523)     (1,422,470)     (1,237,340)     (1,019,382)
Payments on termination                  (8,523,461)     (7,269,688)    (14,873,501)    (12,313,303)     (4,537,820)     (2,849,055)
Contract maintenance charge                (206,755)       (211,430)       (234,029)       (224,828)        (82,897)        (64,286)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,330,876)     (4,286,965)     (4,021,239)      2,013,637       2,716,923       1,470,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (14,464,611)     (9,649,018)    (20,617,744)    (10,687,048)     (2,955,103)       (319,043)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (11,130,861)     (3,630,862)    (12,100,977)     24,317,041         303,664       7,771,048

NET ASSETS AT BEGINNING OF PERIOD       104,637,189     108,268,051     176,588,005     152,270,964      47,880,540      40,109,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   93,506,328  $  104,637,189  $  164,487,028  $  176,588,005  $   48,184,204  $   47,880,540
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,404,052      12,616,956       9,525,932      10,164,477       4,571,653       4,725,956
      Units issued                          925,600       1,514,428       1,322,680       2,228,429         988,887         961,066
      Units redeemed                     (2,518,532)     (2,727,332)     (2,388,333)     (2,866,974)     (1,254,623)     (1,115,369)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,811,120      11,404,052       8,460,279       9,525,932       4,305,917       4,571,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Rydex Variable
                                                 Trust                           Trust                          Trust
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                VT Vista                       VT Voyager                      Rydex OTC
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,333,683) $   (1,248,547) $   (2,671,093) $   (4,508,175) $          (41) $            -
Net realized gains (losses)              (2,199,558)     (4,828,528)    (27,650,942)    (27,425,827)              1              (1)
Change in unrealized gains (losses)      13,058,822      20,237,022      44,001,710      44,602,190             234               5
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,525,581      14,159,947      13,679,675      12,668,188             194               4
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,272,632       2,660,800       9,626,338      16,329,463             990               -
Benefit payments                         (1,396,689)     (1,302,729)     (4,767,489)     (5,261,585)              -               -
Payments on termination                  (7,145,605)     (5,541,510)    (28,823,778)    (27,939,482)              -               -
Contract maintenance charge                (226,453)       (208,734)       (777,244)       (804,094)             (5)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,336,027)      2,604,344     (20,617,776)     (1,735,953)          2,416               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,832,142)     (1,787,829)    (45,359,949)    (19,411,651)          3,401               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (306,561)     12,372,118     (31,680,274)     (6,743,463)          3,595               4

NET ASSETS AT BEGINNING OF PERIOD        98,090,013      85,717,895     386,064,936     392,808,399              55              51
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   97,783,452  $   98,090,013  $  354,384,662  $  386,064,936  $        3,650  $           55
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,017,958      11,475,072      47,856,676      51,673,651               4               4
      Units issued                        1,265,438       1,780,799       5,138,979       8,783,212             287               -
      Units redeemed                     (2,364,875)     (2,237,913)    (11,469,116)    (12,600,187)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,918,521      11,017,958      41,526,539      47,856,676             291               4
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Salomon Brothers                Salomon Brothers
                                                Variable                        Variable                         Scudder
                                           Series Funds, Inc.              Series Funds, Inc.              Variable Series I
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                All Cap                        Investors                  21st Century Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005       2004 (v) (ai)      2005 (n)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          (39) $          (57) $          (20) $           36  $       (1,875) $       (5,259)
Net realized gains (losses)                      34               9              21               1        (188,564)          9,716
Change in unrealized gains (losses)             159             439             378             630         124,230          70,045
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               154             391             379             667         (66,209)         74,502
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         66              72              77              56             634          13,273
Benefit payments                                  -               -               -               -               -          (2,388)
Payments on termination                           -               -               -               -         (15,648)        (37,200)
Contract maintenance charge                      (2)             (6)             (2)             (5)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net              (85)              3            (151)          7,093        (726,354)        102,238
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                    (21)             69             (76)          7,144        (741,368)         75,923
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors
  Separate Account I                              -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               133             460             303           7,811        (807,577)        150,425

NET ASSETS AT BEGINNING OF PERIOD             6,259           5,799           7,811               -         807,577         657,152
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $        6,392  $        6,259  $        8,114  $        7,811  $            -  $      807,577
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      521             515             714               -          93,940          84,129
      Units issued                                8               7               9             716           3,167          62,505
      Units redeemed                            (10)             (1)            (16)             (2)        (97,107)        (52,694)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            519             521             707             714               -          93,940
                                     ==============  ==============  ==============  ==============  ==============  ==============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                Balanced                          Bond                       Capital Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (o)          2004            2005            2004          2005 (p)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       76,728  $       30,527  $       33,749  $       41,925  $        1,125  $       (3,705)
Net realized gains (losses)                (180,244)        (22,684)         16,449           7,982          (4,029)        (66,156)
Change in unrealized gains (losses)          24,562         152,396         (29,259)          7,678         216,750         202,897
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (78,954)        160,239          20,939          57,585         213,846         133,036
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,368          24,308           1,820          33,190           8,570          31,136
Benefit payments                             (2,588)        (62,064)        (47,961)        (95,889)        (38,122)        (26,549)
Payments on termination                     (84,398)       (405,368)        (33,799)       (144,689)       (273,558)       (101,555)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,609,046)       (184,514)       (149,173)        117,786         625,238         (71,885)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (2,690,664)       (627,638)       (229,113)        (89,602)        322,128        (168,853)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (2,769,618)       (467,399)       (208,174)        (32,017)        535,974         (35,817)

NET ASSETS AT BEGINNING OF PERIOD         2,769,618       3,237,017       1,351,132       1,383,149       1,991,103       2,026,920
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $    2,769,618  $    1,142,958  $    1,351,132  $    2,527,077  $    1,991,103
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  240,676         297,339         102,279         109,557         203,772         222,387
      Units issued                           17,062          54,228          10,790          25,204          89,474          55,994
      Units redeemed                       (257,738)       (110,891)        (28,112)        (32,482)        (54,054)        (74,609)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -         240,676          84,957         102,279         239,192         203,772
                                     ==============  ==============  ==============  ==============  ==============  ==============

(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            Global Discovery               Growth and Income                 International
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (2,234) $       (7,595) $        6,995  $        2,401  $        7,441  $        4,260
Net realized gains (losses)                  85,745         120,123          27,309          94,960           6,188          27,422
Change in unrealized gains (losses)         209,422         213,007          21,114          21,857         102,844          74,391
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           292,933         325,535          55,418         119,218         116,473         106,073
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     13,942          31,864           4,164          47,270          10,150          19,457
Benefit payments                            (10,705)       (120,761)           (909)        (81,327)         (5,995)           (648)
Payments on termination                    (200,023)       (117,869)       (132,966)       (102,637)        (75,571)        (95,064)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           35,363          71,261        (105,043)       (212,381)         85,506        (209,905)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (161,423)       (135,505)       (234,754)       (349,075)         14,090        (286,160)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           131,510         190,030        (179,336)       (229,857)        130,563        (180,087)

NET ASSETS AT BEGINNING OF PERIOD         1,767,630       1,577,600       1,339,732       1,569,589         735,852         915,939
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    1,899,140  $    1,767,630  $    1,160,396  $    1,339,732  $      866,415  $      735,852
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   97,478         106,498         140,833         180,413          72,947         104,954
      Units issued                           15,352          95,140           4,562         126,097          10,734          13,785
      Units redeemed                        (23,552)       (104,160)        (29,545)       (165,677)         (9,192)        (45,792)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         89,278          97,478         115,850         140,833          74,489          72,947
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Scudder                             Scudder                    Scudder
                                                   Variable                             Variable                   Variable
                                                   Series I                            Series II                  Series II
                                                  Sub-Account                         Sub-Account                Sub-Account
                                       ---------------------------------   ---------------------------------   ---------------

                                                                                                                  Small Cap
                                                 Money Market                           Growth                     Growth
                                       ---------------------------------   ---------------------------------   ---------------

                                            2005              2004             2005 (p)           2004          2005 (e) (n)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        17,199   $         1,534   $         4,724   $        (3,670)  $        (3,725)
Net realized gains (losses)                          -                 -               331            15,786             5,534
Change in unrealized gains (losses)                  -                 -           (30,107)           23,233           104,480
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                               17,199             1,534           (25,052)           35,349           106,289
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         5,490             1,029             1,172            15,081               768
Benefit payments                               (90,785)          (75,702)             (581)          (51,644)          (21,535)
Payments on termination                       (105,362)         (940,896)          (41,732)          (50,082)          (25,345)
Contract maintenance charge                          -                 -                 -                 -                 -
Transfers among the sub-accounts
  and with the Fixed Account - net             180,241           324,098          (715,418)           (8,649)          700,036
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                   (10,416)         (691,471)         (756,559)          (95,294)          653,924
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                        -                 -                 -                 -                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                6,783          (689,937)         (781,611)          (59,945)          760,213

NET ASSETS AT BEGINNING OF PERIOD              903,229         1,593,166           781,611           841,556                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $       910,012   $       903,229   $             -   $       781,611   $       760,213
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      78,653           138,851           102,416           115,072                 -
      Units issued                              30,003           249,307               798            38,083            72,230
      Units redeemed                           (30,940)         (309,505)         (103,214)          (50,739)           (6,712)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period            77,716            78,653                 -           102,416            65,518
                                       ===============   ===============   ===============   ===============   ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                          Variable                STI Classic                       STI Classic
                                         Series II               Variable Trust                    Variable Trust
                                        Sub-Account               Sub-Account                       Sub-Account
                                       --------------   -------------------------------   -------------------------------

                                                                  STI Capital                    STI International
                                        Total Return             Appreciation                         Equity
                                       --------------   -------------------------------   -------------------------------

                                        2005 (e) (o)         2005             2004             2005             2004
                                       --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      (13,360)  $     (437,166)  $     (575,168)  $       48,847   $       12,932
Net realized gains (losses)                    24,328         (665,915)        (860,767)          39,760         (300,043)
Change in unrealized gains (losses)           160,799           (1,988)       3,530,896          425,009        1,232,234
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                             171,767       (1,105,069)       2,094,961          513,616          945,123
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       12,508          179,051          401,075          136,406           32,767
Benefit payments                              (54,267)        (917,496)        (946,479)         (90,991)         (40,204)
Payments on termination                      (255,903)     (10,043,794)      (9,915,408)      (1,550,421)      (1,666,195)
Contract maintenance charge                         -          (14,485)         (17,112)          (1,535)          (1,704)
Transfers among the sub-accounts
  and with the Fixed Account - net          2,656,608       (1,405,247)      (1,492,066)          (8,701)        (176,073)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                2,358,946      (12,201,971)     (11,969,990)      (1,515,242)      (1,851,409)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -                -                -                -                -
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS           2,530,713      (13,307,040)      (9,875,029)      (1,001,626)        (906,286)

NET ASSETS AT BEGINNING OF PERIOD                   -       41,879,023       51,754,052        5,712,589        6,618,875
                                       --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD            $    2,530,713   $   28,571,983   $   41,879,023   $    4,710,963   $    5,712,589
                                       ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -        2,222,499        2,819,297          431,372          582,740
      Units issued                            284,563          124,105          119,021           41,558           40,557
      Units redeemed                          (46,680)        (747,251)        (715,819)        (152,406)        (191,925)
                                       --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period          237,883        1,599,353        2,222,499          320,524          431,372
                                       ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               STI Classic                    STI Classic                     STI Classic
                                             Variable Trust                  Variable Trust                  Variable Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                             STI Investment                  STI Large Cap                   STI Large Cap
                                               Grade Bond                  Relative Value (q)               Value Equity (r)
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      331,062  $      338,735  $      (28,396) $      (26,728) $       53,297  $        2,456
Net realized gains (losses)                  64,440          65,293         165,862          44,521         507,543        (282,297)
Change in unrealized gains (losses)        (296,730)         33,282         258,834         546,002          93,439       4,957,226
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            98,772         437,310         396,300         563,795         654,279       4,677,385
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    235,874         691,910         275,735         648,063         224,482         661,492
Benefit payments                           (285,480)       (383,941)       (153,248)       (239,094)       (737,862)       (758,397)
Payments on termination                  (3,407,501)     (3,191,105)       (697,447)       (335,137)     (8,062,278)     (8,495,661)
Contract maintenance charge                  (8,105)         (4,941)         (5,127)         (2,088)        (12,595)        (12,972)
Transfers among the sub-accounts
  and with the Fixed Account - net         (387,641)       (991,981)        245,241         523,020        (582,896)       (882,293)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,852,853)     (3,880,058)       (334,846)        594,764      (9,171,149)     (9,487,831)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,754,081)     (3,442,748)         61,454       1,158,559      (8,516,870)     (4,810,446)

NET ASSETS AT BEGINNING OF PERIOD        15,624,003      19,066,751       5,209,713       4,051,154      35,539,483      40,349,929
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   11,869,922  $   15,624,003  $    5,271,167  $    5,209,713  $   27,022,613  $   35,539,483
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,161,511       1,418,909         476,355         426,662       1,932,543       2,453,405
      Units issued                          103,290         142,334          82,764         130,735         102,086         141,781
      Units redeemed                       (364,658)       (399,732)       (114,972)        (81,042)       (576,767)       (662,643)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        900,143       1,161,511         444,147         476,355       1,457,862       1,932,543
                                     ==============  ==============  ==============  ==============  ==============  ==============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             The Universal
                                               STI Classic                    STI Classic                    Institutional
                                             Variable Trust                  Variable Trust                   Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                                                             Van Kampen UIF
                                              STI Mid-Cap                     STI Small Cap                     Emerging
                                                 Equity                       Value Equity                   Markets Equity
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (112,755) $      (97,678) $     (107,129) $     (127,438) $     (564,172) $     (350,390)
Net realized gains (losses)                 211,114        (505,779)      2,422,530         917,413       4,442,520       1,884,829
Change in unrealized gains (losses)       1,276,351       2,327,840      (1,266,830)      1,487,610       9,202,058       5,688,081
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,374,710       1,724,383       1,048,571       2,277,585      13,080,406       7,222,520
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     88,269         256,777         383,361         433,728         241,736         413,262
Benefit payments                           (243,129)       (186,617)       (102,847)       (280,149)       (643,206)       (456,473)
Payments on termination                  (3,034,224)     (3,252,266)     (2,305,711)     (1,767,543)     (5,347,499)     (4,559,055)
Contract maintenance charge                  (4,806)         (4,846)         (5,048)         (3,632)        (17,502)        (17,422)
Transfers among the sub-accounts
  and with the Fixed Account - net         (135,087)        (65,705)       (213,577)        156,549       3,724,844       6,893,459
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,328,977)     (3,252,657)     (2,243,822)     (1,461,047)     (2,041,627)      2,273,771
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,954,267)     (1,528,274)     (1,195,251)        816,538      11,038,779       9,496,291

NET ASSETS AT BEGINNING OF PERIOD        12,560,200      14,088,474      11,862,814      11,046,276      43,013,304      33,517,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   10,605,933  $   12,560,200  $   10,667,563  $   11,862,814  $   54,052,083  $   43,013,304
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  821,992       1,033,607         641,326         726,940       3,919,663       3,701,529
      Units issued                           65,616          63,504          65,171          93,646       2,328,572       3,487,712
      Units redeemed                       (248,179)       (275,119)       (180,037)       (179,260)     (2,470,211)     (3,269,578)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        639,429         821,992         526,460         641,326       3,778,024       3,919,663
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                The Universal                         The Universal                        The Universal
                                Institutional                         Institutional                        Institutional
                                 Funds, Inc.                           Funds, Inc.                          Funds, Inc.
                                 Sub-Account                           Sub-Account                          Sub-Account
                     -------------------------------------  ----------------------------------  ----------------------------------

                                Van Kampen UIF                        Van Kampen UIF                      Van Kampen UIF
                                Equity Growth                          Fixed Income                     Global Value Equity
                     -------------------------------------  ----------------------------------  ----------------------------------

                           2005        2004 (ac) (ad) (ag)        2005              2004              2005              2004
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)      $       (710,092) $          (879,186) $         43,660  $         66,082  $           (170) $           (264)
Net realized gains
  (losses)                   (944,224)          (3,408,345)           48,681            10,112               487               115
Change in
  unrealized gains
  (losses)                 10,095,394            8,170,011           (21,276)            2,731             1,666             4,610
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from operations           8,441,078            3,882,480            71,065            78,925             1,983             4,461
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits                      771,456              657,691               314             1,500                 -                 -
Benefit payments           (1,138,120)          (1,049,811)         (676,708)                -                 -                 -
Payments on
  termination              (8,253,830)          (6,959,587)         (186,300)         (134,288)             (428)             (721)
Contract maintenance
  charge                      (80,359)             (63,149)             (465)             (516)              (49)              (49)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net            (2,512,639)          17,080,494             7,950           679,440             3,795               (58)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from contract
  transactions            (11,213,492)           9,665,638          (855,209)          546,136             3,318              (828)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in amounts
  retained in
  Allstate Financial
  Advisors Separate
  Account I                         -                    -                 -                 -                 -                 -
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS            (2,772,414)          13,548,118          (784,144)          625,061             5,301             3,633

NET ASSETS AT
  BEGINNING OF
  PERIOD                   70,048,675           56,500,557         2,892,396         2,267,335            41,421            37,788
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END
  OF PERIOD          $     67,276,261  $        70,048,675  $      2,108,252  $      2,892,396  $         46,722  $         41,421
                     ================  ===================  ================  ================  ================  ================

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                  8,272,109            7,338,755           245,523           197,860             3,707             3,786
      Units issued          1,971,933            4,828,697            69,419            69,820               309                 -
      Units redeemed       (3,234,395)          (3,895,343)         (140,137)          (22,157)              (40)              (79)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
  Units outstanding
    at end of period        7,009,647            8,272,109           174,805           245,523             3,976             3,707
                     ================  ===================  ================  ================  ================  ================

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                              High Yield                 International Magnum               Mid Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (99) $       15,340  $     (124,287) $      378,632  $     (613,598) $     (521,731)
Net realized gains (losses)                 47,060             825       1,443,550         972,311       2,748,337       2,140,327
Change in unrealized gains (losses)        (55,490)          9,406       1,725,734       3,220,965       3,449,254       4,139,567
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (8,529)         25,571       3,044,997       4,571,908       5,583,993       5,758,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              48         222,392         574,612         348,909         652,683
Benefit payments                                 -               -        (536,088)       (367,373)       (675,318)       (276,555)
Payments on termination                     (1,949)           (736)     (4,034,657)     (3,398,771)     (4,306,254)     (3,562,134)
Contract maintenance charge                    (34)            (42)        (12,736)        (12,834)        (11,058)        (10,287)
Transfers among the sub-accounts
  and with the Fixed Account - net        (332,454)            (30)      1,967,746       4,132,182       3,627,553       7,844,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (334,393)           (760)     (2,393,343)        927,816      (1,016,168)      4,647,851
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (342,922)         24,811         651,654       5,499,724       4,567,825      10,406,014

NET ASSETS AT BEGINNING OF PERIOD          351,012         326,201      34,028,495      28,528,771      36,518,025      26,112,011
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $        8,090  $      351,012  $   34,680,149  $   34,028,495  $   41,085,850  $   36,518,025
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               27,466          27,527       3,705,420       3,575,949       2,992,347       2,559,007
      Units issued                              10               4       1,709,403       3,424,110       1,857,755       3,495,220
      Units redeemed                       (26,840)            (65)     (1,950,249)     (3,294,639)     (1,938,699)     (3,061,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                     636          27,466       3,464,574       3,705,420       2,911,403       2,992,347
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                          U.S. Mid Cap Value               U.S. Real Estate                      Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005       2004 (ae) (ah)       2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,844,809) $   (2,070,321) $     (280,666) $        5,552  $         (771) $       (1,689)
Net realized gains (losses)              8,692,229       3,549,814       8,573,082       5,554,417          24,953          11,600
Change in unrealized gains (losses)      6,830,025      14,566,435       1,622,054      13,604,068         (14,187)         36,197
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       13,677,445      16,045,928       9,914,470      19,164,037           9,995          46,108
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   739,604       1,355,434         330,607         525,304             750             300
Benefit payments                        (2,033,395)     (1,374,859)     (1,591,440)     (1,315,618)              -               -
Payments on termination                (15,158,596)     (9,893,916)     (9,251,072)     (6,946,077)        (28,099)         (3,336)
Contract maintenance charge               (106,026)        (84,007)        (22,839)        (24,078)           (208)           (193)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,254      20,809,607      (1,947,877)        113,575          27,023          17,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (16,525,159)     10,812,259     (12,482,621)     (7,646,894)           (534)         13,776
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,847,714)     26,858,187      (2,568,151)     11,517,143           9,461          59,884

NET ASSETS AT BEGINNING OF PERIOD      141,466,569     114,608,382      73,301,269      61,784,126         337,218         277,334
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  138,618,855  $  141,466,569  $   70,733,118  $   73,301,269  $      346,679  $      337,218
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           12,987,624      11,927,464       3,447,898       3,895,089          25,430          24,256
      Units issued                       3,126,070       6,701,444         635,111       1,406,148           2,903           2,365
      Units redeemed                    (4,599,545)     (5,641,284)     (1,188,189)     (1,853,339)         (2,496)         (1,191)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              11,514,149      12,987,624       2,894,820       3,447,898          25,837          25,430
                                    ==============  ==============  ==============  ==============  ==============  ==============

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Emerging Markets Debt          Emerging Markets Equity            Equity and Income
                                               (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,241,864  $      591,631  $     (190,777) $      (64,825) $     (401,526) $     (204,554)
Net realized gains (losses)                405,390         373,058       1,057,907         135,766         876,098         113,522
Change in unrealized gains (losses)        501,823         343,544       3,437,670       1,262,961       2,271,605       1,713,143
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,149,077       1,308,233       4,304,800       1,333,902       2,746,177       1,622,111
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,983,155       8,568,960       7,741,123       2,272,658      23,987,890      10,850,041
Benefit payments                          (243,067)       (272,638)        (57,719)       (216,678)       (421,538)       (146,949)
Payments on termination                   (842,598)       (289,698)       (795,266)        (94,415)     (1,437,751)       (297,497)
Contract maintenance charge                (74,290)        (21,546)        (39,190)        (24,065)        (68,899)        (26,289)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,410,786       3,581,292       1,726,652       1,153,358      10,693,946       4,800,440
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,233,986      11,566,370       8,575,600       3,090,858      32,753,648      15,179,746
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        8,383,063      12,874,603      12,880,400       4,424,760      35,499,825      16,801,857

NET ASSETS AT BEGINNING OF PERIOD       17,170,732       4,296,129       8,467,470       4,042,710      23,296,056       6,494,199
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   25,553,795  $   17,170,732  $   21,347,870  $    8,467,470  $   58,795,881  $   23,296,056
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,247,997         347,124         471,307         272,082       1,934,754         560,619
      Units issued                         863,026       1,103,922       1,186,049         319,568       4,522,725       1,648,550
      Units redeemed                      (447,920)       (203,049)       (754,506)       (120,343)     (1,732,712)       (274,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,663,103       1,247,997         902,850         471,307       4,724,767       1,934,754
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                             Equity Growth                 Global Franchise                 Mid Cap Growth
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (236,088) $     (180,848) $     (905,950) $     (314,943) $     (499,484) $     (275,913)
Net realized gains (losses)                428,708          78,446       1,052,012         323,134       1,394,167         211,361
Change in unrealized gains (losses)      2,336,944       1,054,781       5,001,853       2,571,237       3,561,929       2,991,681
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,529,564         952,379       5,147,915       2,579,428       4,456,612       2,927,129
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,580,542       5,585,912      26,965,969      14,305,281       9,773,885       4,945,661
Benefit payments                          (288,283)        (36,238)       (587,070)       (177,027)       (222,218)       (143,790)
Payments on termination                   (779,222)       (417,914)     (2,199,764)       (415,145)     (1,196,082)       (627,560)
Contract maintenance charge                (45,073)        (40,290)       (142,413)        (62,573)        (86,686)        (67,066)
Transfers among the sub-accounts
  and with the Fixed Account - net        (310,164)      3,593,679      12,551,276       7,057,395       1,290,449       3,722,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             1,157,800       8,685,149      36,587,998      20,707,931       9,559,348       7,830,228
                                    --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,687,364       9,637,528      41,735,913      23,287,359      14,015,960      10,757,357

NET ASSETS AT BEGINNING OF PERIOD       16,667,717       7,030,189      32,544,431       9,257,072      21,019,279      10,261,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,355,081  $   16,667,717  $   74,280,344  $   32,544,431  $   35,035,239  $   21,019,279
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,410,716         601,959       2,482,136         758,267       1,348,333         785,250
      Units issued                         661,917       1,202,015       4,945,236       2,083,823       1,920,891         897,094
      Units redeemed                      (542,265)       (393,258)     (2,143,604)       (359,954)     (1,320,580)       (334,011)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,530,368       1,410,716       5,283,768       2,482,136       1,948,644       1,348,333
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Small Company Growth             U.S. Mid Cap Value               U.S. Real Estate
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (436,358) $     (340,619) $     (717,551) $     (492,201) $     (373,854) $       (5,425)
Net realized gains (losses)                896,154         918,626       1,607,747         228,843       5,332,414       1,695,810
Change in unrealized gains (losses)      2,220,261       2,661,835       4,312,502       4,292,206       6,168,507      11,930,936
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,680,057       3,239,842       5,202,698       4,028,848      11,127,067      13,621,321
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,436,414       4,528,015      15,862,014      11,541,256      18,333,561      24,103,972
Benefit payments                          (309,845)       (300,372)       (362,863)       (277,808)       (489,387)       (171,654)
Payments on termination                 (1,052,040)       (481,031)     (1,646,525)       (743,368)     (3,373,155)     (1,253,406)
Contract maintenance charge                (96,747)        (81,072)       (161,259)       (106,999)       (251,388)       (100,449)
Transfers among the sub-accounts
  and with the Fixed Account - net        (108,464)      2,950,695       2,871,980       6,469,009        (465,047)      7,968,709
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               869,318       6,616,235      16,563,347      16,882,090      13,754,584      30,547,172
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,549,375       9,856,077      21,766,045      20,910,938      24,881,651      44,168,493

NET ASSETS AT BEGINNING OF PERIOD       23,918,179      14,062,102      39,035,145      18,124,207      62,735,067      18,566,574
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   27,467,554  $   23,918,179  $   60,801,190  $   39,035,145  $   87,616,718  $   62,735,067
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,507,123       1,035,680       2,709,092       1,356,453       3,416,901       1,366,099
      Units issued                         586,835         763,300       2,720,642       1,802,261       2,483,424       2,805,360
      Units redeemed                      (534,368)       (291,857)     (1,575,192)       (449,622)     (1,746,457)       (754,558)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,559,590       1,507,123       3,854,542       2,709,092       4,153,868       3,416,901
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                      Investment                      Investment
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             LIT Comstock                 LIT Emerging Growth               LIT Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (299,835) $     (464,843) $     (908,986) $   (1,331,424) $       52,552  $       55,756
Net realized gains (losses)              7,271,007       3,030,954      (6,090,814)     (8,696,070)             42          (3,903)
Change in unrealized gains (losses)     (3,659,429)     10,636,028      10,975,234      14,002,196         (10,578)         (3,290)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,311,743      13,202,139       3,975,434       3,974,702          42,016          48,563
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   545,787       1,941,182         242,681         444,949          10,886          64,870
Benefit payments                        (1,751,734)     (1,601,678)     (1,151,614)     (1,198,462)              -          (1,504)
Payments on termination                (16,430,117)    (11,944,457)     (9,171,047)    (10,440,981)       (195,059)       (109,603)
Contract maintenance charge                (50,523)        (38,420)        (55,655)        (68,696)           (984)         (1,086)
Transfers among the sub-accounts
  and with the Fixed Account - net      21,192,269      41,973,620      (6,766,031)     (6,676,833)       (216,805)        504,680
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,505,682      30,330,247     (16,901,666)    (17,940,023)       (401,962)        457,357
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,817,425      43,532,386     (12,926,232)    (13,965,321)       (359,946)        505,920

NET ASSETS AT BEGINNING OF PERIOD      106,501,409      62,969,023      81,915,806      95,881,127       1,997,073       1,491,153
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  113,318,834  $  106,501,409  $   68,989,574  $   81,915,806  $    1,637,127  $    1,997,073
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            8,735,617       5,975,887       9,614,470      11,682,750         181,800         139,568
      Units issued                       4,254,315       7,781,072       1,747,133       5,504,291           8,118          64,958
      Units redeemed                    (3,949,379)     (5,021,342)     (3,445,562)     (7,572,571)        (44,057)        (22,726)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,040,553       8,735,617       7,916,041       9,614,470         145,861         181,800
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                   Investment Trust                Investment Trust
                                                 Trust                        (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               LIT Money                 LIT Aggressive Growth                LIT Comstock
                                                Market                        (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005       2004 (aa) (af)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       37,667  $      (16,345) $     (369,272) $     (245,979) $   (2,391,341) $   (1,951,674)
Net realized gains (losses)                      -               -         489,367          71,071      12,095,847       3,155,244
Change in unrealized gains (losses)              -               -       1,834,989       2,320,351      (1,599,737)     27,176,662
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           37,667         (16,345)      1,955,084       2,145,443       8,104,769      28,380,232
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,056         228,366         909,403       1,949,664      66,544,104      39,031,601
Benefit payments                           (72,676)        (21,103)       (160,770)       (146,686)     (2,904,246)     (2,200,044)
Payments on termination                   (230,469)       (734,182)     (1,160,316)       (579,802)    (14,538,226)     (7,455,119)
Contract maintenance charge                (11,241)        (12,021)        (63,783)        (46,940)       (472,563)       (315,950)
Transfers among the sub-accounts
  and with the Fixed Account - net         738,085          46,935         964,118      14,134,722      24,120,339      41,439,920
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               442,755        (492,005)        488,652      15,310,958      72,749,408      70,500,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          480,422        (508,350)      2,443,736      17,456,401      80,854,177      98,880,640

NET ASSETS AT BEGINNING OF PERIOD        2,480,159       2,988,509      21,143,161       3,686,760     236,273,803     137,393,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,960,581  $    2,480,159  $   23,586,897  $   21,143,161  $  317,127,980  $  236,273,803
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              231,463         277,539       1,773,832         287,541      18,304,250      12,465,747
      Units issued                         197,140         210,417       1,204,947       2,524,606      14,315,172       9,271,887
      Units redeemed                      (155,903)       (256,493)     (1,157,864)     (1,038,315)     (8,674,619)     (3,433,384)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 272,700         231,463       1,820,915       1,773,832      23,944,803      18,304,250
                                    ==============  ==============  ==============  ==============  ==============  ==============

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                           Investment Trust                Investment Trust                Investment Trust
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          LIT Emerging Growth            LIT Growth and Income             LIT Money Market
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,122,442) $   (1,023,718) $   (1,135,014) $     (912,739) $      213,297  $      (70,149)
Net realized gains (losses)                728,461         (33,914)      4,938,775       1,266,583               -               -
Change in unrealized gains (losses)      4,192,013       3,964,321       6,088,763      10,872,735               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,798,032       2,906,689       9,892,524      11,226,579         213,297         (70,149)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,584,735       8,290,755      29,556,707      32,748,763      11,222,329      14,925,855
Benefit payments                          (802,262)       (555,197)     (1,015,936)     (1,306,982)     (1,695,174)       (719,201)
Payments on termination                 (4,020,716)     (2,395,157)     (5,066,716)     (2,444,884)     (1,113,475)       (364,120)
Contract maintenance charge               (125,239)       (105,107)       (414,634)       (271,428)        (80,109)         (1,160)
Transfers among the sub-accounts
  and with the Fixed Account - net        (644,141)      1,426,109       5,721,573      12,104,751       4,165,000       3,878,613
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               992,377       6,661,403      28,780,994      40,830,220      12,498,571      17,719,987
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,790,409       9,568,092      38,673,518      52,056,799      12,711,868      17,649,838

NET ASSETS AT BEGINNING OF PERIOD       63,974,244      54,406,152     108,454,462      56,397,663      17,649,838               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,764,653  $   63,974,244  $  147,127,980  $  108,454,462  $   30,361,706  $   17,649,838
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            7,133,955       6,796,226       7,526,566       4,387,313       1,783,788               -
      Units issued                       1,588,489       1,795,187       4,622,612       4,954,943       2,532,404       2,741,008
      Units redeemed                    (1,764,452)     (1,457,458)     (2,691,544)     (1,815,690)     (1,271,352)       (957,220)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               6,957,992       7,133,955       9,457,634       7,526,566       3,044,840       1,783,788
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, AIM Lifetime Plus(SM) II Variable Annuity, AIM Lifetime Enhanced Choice(SM) Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, and the AIM Lifetime Plus(SM) II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS            AIM VARIABLE INSURANCE FUNDS
       AIM V. I. Aggressive Growth             SERIES II (continued)
       AIM V. I. Basic Balanced                AIM V. I. Basic Balanced II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Balanced)                               Balanced II)
       AIM V. I. Basic Value                   AIM V. I. Basic Value II
       AIM V. I. Blue Chip                     AIM V. I. Blue Chip II
       AIM V. I. Capital Appreciation          AIM V. I. Capital Appreciation II
       AIM V. I. Capital Development           AIM V. I. Capital Development II
       AIM V. I. Core Equity                   AIM V. I. Core Equity II
       AIM V. I. Demographic Trends            AIM V. I. Demographic Trends II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Dent Demographics)                      Dent Demographics)
       AIM V. I. Diversified Income            AIM V. I. Diversified Income II
       AIM V. I. Global Utilities              AIM V. I. Global Utilities II
         (Merged into AIM V. I.                  (Merged into AIM V. I.
         Utilities on April 30, 2004)            Utilities II on April 30, 2004)
       AIM V. I. Government Securities         AIM V. I. Government
       AIM V. I. Growth                          Securities II
       AIM V. I. High Yield                    AIM V. I. Growth II
       AIM V. I. International Growth          AIM V. I. High Yield II
       AIM V. I. Mid Cap Core Equity           AIM V. I. International Growth II
       AIM V. I. Money Market                  AIM V. I. Mid Cap Core Equity II
       AIM V. I. New Technology                AIM V. I. Money Market II
         (Merged into AIM V. I.                AIM V. I. New Technology II
         Technology on April 30, 2004)           (Merged into AIM V. I.
       AIM V. I. Premier Equity                  Technology II on
       AIM V. I. Technology                      April 30, 2004)
       AIM V. I. Utilities                     AIM V. I. Premier Equity II
     AIM VARIABLE INSURANCE FUNDS SERIES II    AIM V. I. Technology II
       AIM V. I. Aggressive Growth II          AIM V. I. Utilities II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     ALLIANCEBERNSTEIN VARIABLE PRODUCT    FRANKLIN TEMPLETON VARIABLE
      SERIES FUND                           INSURANCE PRODUCTS TRUST (CONTINUED)
       AllianceBernstein Growth                Franklin Small-Mid Cap Value
       AllianceBernstein Growth & Income         Securities (Previously known as
       AllianceBernstein International           Franklin Small Cap)
         Value                                 Franklin U.S. Government
       AllianceBernstein Large Cap Growth      Mutual Discovery
         (Previously known as                  Mutual Shares Securities
         AllianceBernstein Premier Growth)       Templeton Developing Markets
       AllianceBernstein Small/Mid Cap           Securities
         Value (Previously known as            Templeton Foreign Securities
         AllianceBernstein Small Cap Value)    Templeton Global Income
       AllianceBernstein Utility Income          Securities
       AllianceBernstein Value                 Templeton Growth Securities
     AMERICAN CENTURY VARIABLE PORTFOLIOS,   GOLDMAN SACHS VARIABLE INSURANCE
      INC.                                    TRUST
       American Century VP Balanced            VIT Capital Growth
       American Century VP International       VIT CORE Small Cap Equity
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       VIT CORE U.S. Equity
      FUND, INC.                               VIT Growth and Income
       Dreyfus Socially Responsible Growth     VIT International Equity
         Fund                                  VIT Mid Cap Value
     DREYFUS STOCK INDEX FUND                JANUS ASPEN SERIES
       Dreyfus Stock Index Fund                Forty Portfolio (Previously known
     DREYFUS VARIABLE INVESTMENT FUND            as Capital Appreciation)
       VIF Growth & Income                   JANUS ASPEN SERIES (SERVICE SHARES)
       VIF Money Market                        Foreign Stock (Service Shares)
       VIF Small Company Stock                 Worldwide Growth (Service
     FEDERATED INSURANCE SERIES                  Shares)*
       Federated Prime Money Fund II         LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS      Emerging Markets
      FUND                                   LORD ABBETT SERIES FUND
       VIP Contrafund                          All Value
       VIP Equity-Income                       Bond-Debenture
       VIP Growth                              Growth and Income
       VIP High Income                         Growth Opportunities
       VIP Index 500                           Mid-Cap Value
       VIP Investment Grade Bond             LSA VARIABLE SERIES TRUST
       VIP Overseas                            LSA Aggressive Growth (Merged
     FIDELITY VARIABLE INSURANCE PRODUCTS        into Van Kampen LIT Aggressive
      FUND (SERVICE CLASS 2)                     Growth (Class II) on
       VIP Asset Manager Growth                  April 30, 2004)
         (Service Class 2)                     LSA Balanced (Merged into OpCap
       VIP Contrafund (Service Class 2)          Balanced on April 30, 2004)
       VIP Equity-Income (Service Class 2)     LSA Basic Value (Merged into AIM
       VIP Growth & Income (Service              V. I. Basic Value on
         Class 2)                                April 30, 2004)
       VIP Growth (Service Class 2)            LSA Blue Chip (Merged into Van
       VIP High Income (Service Class 2)         Kampen UIF Equity Growth on
       VIP Index 500 (Service Class 2)           April 30, 2004)
       VIP Investment Grade Bond               LSA Capital Appreciation (Merged
         (Service Class 2)                       into Capital Appreciation on
       VIP MidCap (Service Class 2)              April 30, 2004)
       VIP Overseas (Service Class 2)          LSA Capital Growth (Merged into
     FRANKLIN TEMPLETON VARIABLE INSURANCE       Van Kampen UIF Equity Growth on
      PRODUCTS TRUST                             April 30, 2004)
       Franklin Flex Cap Growth Securities     LSA Diversified Mid Cap (Merged
       Franklin Growth and Income                into Van Kampen UIF U.S. Mid
         Securities                              Cap Value on April 30, 2004)
       Franklin High Income                    LSA Emerging Growth Equity
       Franklin Income Securities                (Merged into Van Kampen LIT
       Franklin Large Cap Growth Securities      Aggressive Growth (Class II)
       Franklin Small Cap Value Securities       on April 30, 2004)
                                               LSA Equity Growth (Merged into
                                               Van Kampen UIF Equity Growth on
                                                 April 30, 2004)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     LSA VARIABLE SERIES TRUST (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT
       LSA Mid Cap Value (Merged into Van    SERIES (CLASS Y SHARES) (CONTINUED)
         Kampen UIF U.S. Mid Cap Value on      Utilities (Class Y Shares)
         April 30, 2004)                     NEUBERGER & BERMAN ADVISORS
       LSA Value Equity (Merged into          MANAGEMENT TRUST
         Investors on April 30, 2004)          AMT Guardian
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
       MFS Emerging Growth                     AMT Partners
       MFS High Income                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Investors Trust                     Oppenheimer Aggressive Growth
       MFS New Discovery                       Oppenheimer Balanced
       MFS Research                            Oppenheimer Capital Appreciation
       MFS Research Bond (Previously known     Oppenheimer Core Bond (Previously
         as MFS Bond)                            known as Oppenheimer Bond)
       MFS Utilities                           Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
      (SERVICE CLASS)                          Oppenheimer Main Street
       MFS Emerging Growth (Service Class)     Oppenheimer Main Street Small Cap
       MFS Investors Trust (Service Class)       Growth
       MFS New Discovery (Service Class)       Oppenheimer Strategic Bond
       MFS Research (Service Class)          OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Utilities (Service Class)          (SERVICE CLASS ("SC"))
     MORGAN STANLEY VARIABLE INVESTMENT        Oppenheimer Aggressive
      SERIES                                     Growth (SC)
       Aggressive Equity                       Oppenheimer Balanced (SC)
       Dividend Growth                         Oppenheimer Capital
       Equity                                    Appreciation (SC)
       European Growth                         Oppenheimer Core Bond (SC)
       Global Advantage                          (Previously known as
       Global Dividend Growth                    Oppenheimer Bond (SC))
       High Yield                              Oppenheimer Global
       Income Builder                            Securities (SC)
       Information                             Oppenheimer High Income (SC)
       Limited Duration                        Oppenheimer Main Street (SC)
       Money Market                            Oppenheimer Main Street Small Cap
       Pacific Growth (Closed on                 Growth (SC)
         April 30, 2004)                       Oppenheimer Strategic Bond (SC)
       Quality Income Plus                   PIMCO ADVISORS VARIABLE INSURANCE
       S&P 500 Index                          TRUST
       Strategist                              OpCap Balanced
       Utilities                               OpCap Small Cap
     MORGAN STANLEY VARIABLE INVESTMENT        PEA Science and Technology
      SERIES (CLASS Y SHARES)                  (Closed on May 1, 2005)
       Aggressive Equity (Class Y Shares)    PIMCO VARIABLE INSURANCE TRUST
       Dividend Growth (Class Y Shares)        Foreign Bond
       Equity (Class Y Shares)                 Money Market
       European Growth (Class Y Shares)        PIMCO Total Return
       Global Advantage (Class Y Shares)     PUTNAM VARIABLE TRUST
       Global Dividend Growth (Class Y         VT American Government Income
         Shares)                               VT Capital Appreciation
       High Yield (Class Y Shares)             VT Capital Opportunities
       Income Builder (Class Y Shares)         VT Discovery Growth
       Information (Class Y Shares)            VT Diversified Income
       Limited Duration (Class Y Shares)       VT Equity Income
       Money Market (Class Y Shares)           VT The George Putnam Fund of
       Pacific Growth (Class Y Shares)           Boston
         (Closed on April 30, 2004)            VT Global Asset Allocation
       Quality Income Plus (Class Y Shares)    VT Global Equity
       S&P 500 Index (Class Y Shares)          VT Growth and Income
       Strategist (Class Y Shares)             VT Growth Opportunities
                                               VT Health Sciences
                                               VT High Yield
                                               VT Income

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     PUTNAM VARIABLE TRUST (CONTINUED)       STI CLASSIC VARIABLE TRUST
       VT International Equity                (CONTINUED)
       VT International Growth and Income      STI Large Cap Value Equity
       VT International New Opportunities        (Previously Known as STI Value
       VT Investors                              Income Stock)
       VT Mid Cap Value                        STI Mid-Cap Equity
       VT Money Market                         STI Small Cap Value Equity
       VT New Opportunities                  THE UNIVERSAL INSTITUTIONAL FUNDS,
       VT New Value                           INC.
       VT OTC & Emerging Growth                Van Kampen UIF Emerging Markets
       VT Research                               Equity
       VT Small Cap Value                      Van Kampen UIF Equity Growth
       VT Utilities Growth and Income          Van Kampen UIF Fixed Income
       VT Vista                                Van Kampen UIF Global Value
       VT Voyager                                Equity
     RYDEX VARIABLE TRUST                      Van Kampen UIF High Yield
       Rydex OTC                               Van Kampen UIF International
     SALOMON BROTHERS VARIABLE SERIES            Magnum
      FUNDS, INC.                              Van Kampen UIF Mid Cap Growth
       All Cap                                 Van Kampen UIF U.S. Mid Cap Value
       Investors                               Van Kampen UIF U.S. Real Estate
     SCUDDER VARIABLE SERIES I                 Van Kampen UIF Value
       21st Century Growth (Merged into the  THE UNIVERSAL INSTITUTIONAL FUNDS,
         Small Cap Growth Sub-Account of      INC. (CLASS II)
         the Scudder Variable Series II on     Van Kampen UIF Emerging Markets
         April 29, 2005)                         Debt (Class II)
       Balanced (Merged into the Total         Van Kampen UIF Emerging Markets
         Return Sub-Account of the Scudder       Equity (Class II)
         Variable Series II on                 Van Kampen UIF Equity and Income
         April 29, 2005)                         (Class II)
       Bond                                    Van Kampen UIF Equity Growth
       Capital Growth                            (Class II)
       Global Discovery                        Van Kampen UIF Global Franchise
       Growth and Income                         (Class II)
       International                           Van Kampen UIF Mid Cap Growth
       Money Market                              (Class II)
     SCUDDER VARIABLE SERIES II                Van Kampen UIF Small Company
       Growth (Merged into the Capital           Growth (Class II)
         Growth Sub-Account of the Scudder     Van Kampen UIF U.S. Mid Cap Value
         Variable Series I on                    (Class II)
         April 29, 2005)                       Van Kampen UIF U.S. Real Estate
       Small Cap Growth                          (Class II)
       Total Return                          VAN KAMPEN LIFE INVESTMENT TRUST
     STI CLASSIC VARIABLE TRUST                LIT Comstock
       STI Capital Appreciation                LIT Emerging Growth
       STI International Equity                LIT Government
       STI Investment Grade Bond               LIT Money Market
       STI Large Cap Relative Value          VAN KAMPEN LIFE INVESTMENT TRUST
         (Previously known as STI Growth &    (CLASS II)
         Income)                               LIT Aggressive Growth (Class II)
                                               LIT Comstock (Class II)
                                               LIT Emerging Growth (Class II)
                                               LIT Growth and Income (Class II)
                                               LIT Money Market (Class II)

       *Fund was available, but had no assets at December 31, 2005

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account ("Fixed Account") described below, the latter being included in the general account of Allstate Life.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a formerly wholly owned subsidiary of Allstate Life, was merged into Allstate Life. In connection with this merger, Glenbrook Life and Annuity Company Separate Account A ("Separate Account A") and Glenbrook Life Multi-Manager Variable Account ("Multi-Manager"), former separate accounts of GLAC, merged into the Account at carrying value in accordance with the provisions of Statement of Financial Accounting Standard No. 141, ("SFAS No. 141"), "Business Combinations". The prior year statements of changes in net assets of the Account is presented on a combined basis as if the merger had occurred on January

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     1, 2004. The Fixed Account of GLAC also merged on January 1, 2005 with the Fixed Account maintained by Allstate Life.

     Prior to the merger, the Account, Multi-Manager and Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager prior to the merger were invested in the same underlying funds. Five sub-accounts offered by Separate Account A and Multi-Manager prior to the merger were invested in the same underlying funds. Thirteen of the sub-accounts offered by Separate Account A and the Account prior to the merger were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the separate accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through Multi-Manager and Separate Account A did not change as a result of the merger with the Account. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of January 1, 2005.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Basic Balanced                                    -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                   9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                         -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                     33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                               -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                               3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Demographic Trends                           13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                        1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                             -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                   17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                        -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                      1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                       2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                      -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                           45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technology                                        -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                         -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth II                              -                    -              594,230              594,230
     AIM V. I. Basic Balanced II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value II                           17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip II                                      -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation II                   6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development II                            -                    -              420,643              420,643
     AIM V. I. Core Equity II                                    -                    -              491,481              491,481
     AIM V. I. Demographic Trends II                             -                    -              300,555              300,555
     AIM V. I. Diversified Income II                             -                    -              757,806              757,806
     AIM V. I. Government Securities II                          -                    -            2,411,465            2,411,465
     AIM V. I. Growth II                                         -                    -              345,405              345,405
     AIM V. I. High Yield II                                     -                    -              836,414              836,414
     AIM V. I. International Growth II                           -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity II                    2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market II                                   -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity II                         3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology II                                     -                    -              144,474              144,474
     AIM V. I. Utilities II                                      -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series
  Fund
    AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
    AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
    AllianceBernstein Large Cap Growth                  43,142,161                    -                    -           43,142,161
    AllianceBernstein Small/Mid Cap Value               25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
       American Century VP Balanced                              -               61,633                    -               61,633
       American Century VP International                         -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund,
  Inc.
       Dreyfus Socially Responsible Growth
        Fund                                                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
       Dreyfus Stock Index Fund                                  -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
       VIF Growth & Income                                       -              372,934                    -              372,934
       VIF Money Market                                          -            1,199,876                    -            1,199,876
       VIF Small Company Stock                                   -               82,410                    -               82,410

Federated Insurance Series
       Federated Prime Money Fund II                             -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
       VIP Contrafund                                    7,933,382            7,033,893                    -           14,967,275
       VIP Equity-Income                                         -            6,225,965                    -            6,225,965
       VIP Growth                                        5,259,272            5,672,859                    -           10,932,131
       VIP High Income                                   1,894,611            2,335,514                    -            4,230,125
       VIP Index 500                                     8,057,497            6,812,073                    -           14,869,570
       VIP Investment Grade Bond                         5,521,888                    -                    -            5,521,888
       VIP Overseas                                      2,037,453            1,005,303                    -            3,042,756

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service
       Class 2)                                 $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                            -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                     2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                -              820,021                    -              820,021
     VIP High Income (Service Class 2)                           -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                             -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                             25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                          7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Growth and Income Securities              74,265,618                    -                    -           74,265,618
     Franklin High Income                                8,292,944                    -                    -            8,292,944
     Franklin Income Securities                         31,764,441                    -                    -           31,764,441
     Franklin Large Cap Growth Securities                1,849,878                    -                    -            1,849,878
     Franklin Small Cap Value Securities                39,167,211                    -                    -           39,167,211
     Franklin Small-Mid Cap Growth Securities            3,519,201              398,539                    -            3,917,740
     Franklin U.S. Government                            7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                           76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities            14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                       37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                  2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                 -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                          -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                   -              445,912                    -              445,912
     VIT CORE U.S. Equity                                        -              338,359                    -              338,359
     VIT Growth and Income                                       -                8,895                    -                8,895
     VIT International Equity                                    -               31,401                    -               31,401
     VIT Mid Cap Value                                           -                9,376                    -                9,376

Janus Aspen Series
     Forty Portfolio                                        18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock (Service Shares)                         38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                        9,358                    -                    -                9,358

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                  $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                      2,625,017                    -                    -            2,625,017
     Growth and Income                                   3,949,662                    -                    -            3,949,662
     Growth Opportunities                                  752,565                    -                    -              752,565
     Mid-Cap Value                                       4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Emerging Growth                                         -            2,925,935                    -            2,925,935
     MFS High Income                                       959,039                    -                    -              959,039
     MFS Investors Trust                                 2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                   3,447,150              553,377                    -            4,000,527
     MFS Research                                                -            1,983,488                    -            1,983,488
     MFS Research Bond                                   3,437,670                    -                    -            3,437,670
     MFS Utilities                                               -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                         -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                         -              789,898                    -              789,898
     MFS New Discovery (Service Class)                       5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                -              429,854                    -              429,854
     MFS Utilities (Service Class)                             146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                  36,091,030                    -                    -           36,091,030
     Dividend Growth                                   696,585,712                    -                    -          696,585,712
     Equity                                            511,428,457                    -                    -          511,428,457
     European Growth                                   167,620,425                    -                    -          167,620,425
     Global Advantage                                   22,062,533                    -                    -           22,062,533
     Global Dividend Growth                            201,476,062                    -                    -          201,476,062
     High Yield                                         46,919,424                    -                    -           46,919,424
     Income Builder                                     46,417,818                    -                    -           46,417,818
     Information                                         4,090,637                    -                    -            4,090,637
     Limited Duration                                   50,056,065                    -                    -           50,056,065
     Money Market                                      166,791,898                    -                    -          166,791,898
     Quality Income Plus                               276,599,874                    -                    -          276,599,874
     S&P 500 Index                                     122,995,932                    -                    -          122,995,932
     Strategist                                        325,335,650                    -                    -          325,335,650
     Utilities                                         157,839,934                    -                    -          157,839,934

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)         $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                  132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                           112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                   41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                  10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)            65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                        37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                    46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                       12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                 120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                      85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)              170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                    151,930,221                    -                    -          151,930,221
     Strategist (Class Y Shares)                        95,971,639                    -                    -           95,971,639
     Utilities (Class Y Shares)                         29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisors Management Trust
     AMT Guardian                                                -                9,831                    -                9,831
     AMT Mid-Cap Growth                                          -               28,268                    -               28,268
     AMT Partners                                                -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                               -            2,955,618                    -            2,955,618
     Oppenheimer Balanced                                        -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                    7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Core Bond                               5,253,410                    -                    -            5,253,410
     Oppenheimer Global Securities                       6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                             2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                     -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth            4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                  -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)         $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                          35,401,428                    -                    -           35,401,428
     Oppenheimer Capital Appreciation (SC)              40,076,483                    -                    -           40,076,483
     Oppenheimer Core Bond (SC)                            687,384                    -                    -              687,384
     Oppenheimer Global Securities (SC)                 27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                       31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                       57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap
       Growth (SC)                                      29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                    78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                          9,780                    -                    -                9,780
     OpCap Small Cap                                         1,926                    -                    -                1,926
     PEA Science and Technology                                582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                            1,864                    -                    -                1,864
     Money Market                                           17,721                    -                    -               17,721
     PIMCO Total Return                                      1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                      66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                            17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                            3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                19,285,920              854,262                    -           20,140,182
     VT Diversified Income                              91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                   21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston               235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                         30,774,382                    -                    -           30,774,382
     VT Global Equity                                   57,171,548                    -                    -           57,171,548
     VT Growth and Income                              637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                            26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                 79,100,607              745,203                    -           79,845,810
     VT High Yield                                     100,363,378                    -                    -          100,363,378
     VT Income                                         201,495,962                    -                    -          201,495,962
     VT International Equity                           247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                 51,803,152                    -                    -           51,803,152
     VT International New Opportunities                 29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                               $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                    8,269,199                    -                    -            8,269,199
     VT Money Market                                    77,879,396                    -                    -           77,879,396
     VT New Opportunities                              128,470,658                    -                    -          128,470,658
     VT New Value                                      143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                           34,312,633                    -                    -           34,312,633
     VT Research                                       104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                     47,880,540                    -                    -           47,880,540
     VT Vista                                           98,090,013                    -                    -           98,090,013
     VT Voyager                                        386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                  55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     All Cap                                                 6,259                    -                    -                6,259
     Investors                                               7,811                    -                    -                7,811

Scudder Variable Series I
     21st Century Growth                                         -              807,577                    -              807,577
     Balanced                                                    -            2,769,618                    -            2,769,618
     Bond                                                        -            1,351,132                    -            1,351,132
     Capital Growth                                              -            1,991,103                    -            1,991,103
     Global Discovery                                            -            1,767,630                    -            1,767,630
     Growth and Income                                           -            1,339,732                    -            1,339,732
     International                                               -              735,852                    -              735,852
     Money Market                                                -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                      -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                              601,322           41,277,701                    -           41,879,023
     STI International Equity                               36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                           1,068,868           14,555,135                    -           15,624,003
     STI Large Cap Relative Value                          905,570            4,304,143                    -            5,209,713
     STI Large Cap Value Equity                            669,710           34,869,773                    -           35,539,483
     STI Mid-Cap Equity                                    443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                            548,175           11,314,639                    -           11,862,814

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity     $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                       69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                 -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                          -               41,421                    -               41,421
     Van Kampen UIF High Yield                             351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                      36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                 140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                    73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                        -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                       17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                        8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                       23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)           16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                       32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth
       (Class II)                                       21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                       23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                       39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                       62,735,067                    -                    -           62,735,067

Van Kampen Life Investment Trust
     LIT Comstock                                      106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                81,915,806                    -                    -           81,915,806
     LIT Government                                      1,997,073                    -                    -            1,997,073
     LIT Money Market                                    2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                   21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                           236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                     63,974,244                    -                    -           63,974,244
     LIT Growth and Income (Class II)                  108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                        17,649,838                    -                    -           17,649,838
                                                ------------------   ------------------   ------------------   ------------------
       TOTAL NET ASSETS                         $    9,729,737,593   $      298,545,220   $      785,968,511   $   10,814,251,324
                                                ==================   ==================   ==================   ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to these Contracts is 0.19%. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
       AIM V. I. Aggressive Growth                                                 $       940,083
       AIM V. I. Basic Balanced (a)                                                      3,373,556
       AIM V. I. Basic Value                                                             5,404,585
       AIM V. I. Blue Chip                                                                 887,538
       AIM V. I. Capital Appreciation                                                    9,244,317
       AIM V. I. Capital Development                                                     3,775,111
       AIM V. I. Core Equity                                                             3,210,384
       AIM V. I. Demographic Trends (b)                                                    485,594
       AIM V. I. Diversified Income                                                      4,528,086
       AIM V. I. Government Securities                                                   2,772,517
       AIM V. I. Growth                                                                  7,272,055
       AIM V. I. High Yield                                                              3,005,280
       AIM V. I. International Growth                                                    7,041,222
       AIM V. I. Mid Cap Core Equity                                                    18,952,049
       AIM V. I. Money Market                                                           12,442,001
       AIM V. I. Premier Equity                                                          8,959,940
       AIM V. I. Technology                                                                343,450
       AIM V. I. Utilities                                                               3,245,063

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
       AIM V. I. Aggressive Growth II                                                       37,404
       AIM V. I. Basic Balanced II (c)                                                     159,633
       AIM V. I. Basic Value II                                                          4,227,074
       AIM V. I. Blue Chip II                                                               31,369
       AIM V. I. Capital Appreciation II                                                   529,199
       AIM V. I. Capital Development II                                                     87,720
       AIM V. I. Core Equity II                                                             27,507
       AIM V. I. Demographic Trends II (d)                                                  15,954
       AIM V. I. Diversified Income II                                                      74,272
       AIM V. I. Government Securities II                                                  170,175
       AIM V. I. Growth II                                                                  18,028
       AIM V. I. High Yield II                                                             142,012
       AIM V. I. International Growth II                                                   194,543
       AIM V. I. Mid Cap Core Equity II                                                  6,460,171
       AIM V. I. Money Market II                                                         5,038,215
       AIM V. I. Premier Equity II                                                         938,625

(a) Previously known as AIM V. I. Balanced
(b) Previously known as AIM V. I. Dent Demographics
(c) Previously known as AIM V. I. Balanced II
(d) Previously known as AIM V. I. Dent Demographics II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts
     (continued):
       AIM V. I. Technology II                                                     $         3,766
       AIM V. I. Utilities II                                                               79,080

Investments in the AllianceBernstein Variable Product
     Series Fund Sub-Accounts:
       AllianceBernstein Growth                                                         35,697,545
       AllianceBernstein Growth & Income                                                34,195,535
       AllianceBernstein International Value (e)                                        23,091,288
       AllianceBernstein Large Cap Growth (f)                                           11,484,649
       AllianceBernstein Small/Mid Cap Value  (g)                                       30,629,162
       AllianceBernstein Utility Income (e)                                              5,182,022
       AllianceBernstein Value (e)                                                       2,352,193

Investments in the American Century Variable Portfolios,
     Inc Sub-Accounts:
       American Century VP Balanced                                                          1,128
       American Century VP International                                                       725

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:
       Dreyfus Socially Responsible Growth Fund                                              1,026

Investments in the Dreyfus Stock Index Fund Sub-Account:
       Dreyfus Stock Index Fund                                                            149,368

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
       VIF Growth & Income                                                                   5,789
       VIF Money Market                                                                    193,784
       VIF Small Company Stock                                                               3,784

Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                                                     2,991,038

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
       VIP Contrafund                                                                    2,219,070

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Fidelity Variable Insurance
     Products Fund Sub-Accounts (continued):
       VIP Equity-Income                                                           $       633,613
       VIP Growth                                                                          279,971
       VIP High Income                                                                     827,682
       VIP Index 500                                                                     1,276,511
       VIP Investment Grade Bond                                                           648,210
       VIP Overseas                                                                        554,493

Investments in the Fidelity Variable Insurance Products
     Fund (Service Class 2) Sub-Accounts:
       VIP Asset Manager Growth (Service Class 2)                                           50,079
       VIP Contrafund (Service Class 2)                                                 36,802,501
       VIP Equity-Income (Service Class 2)                                                 594,209
       VIP Growth & Income (Service Class 2) (e)                                        10,885,432
       VIP Growth (Service Class 2)                                                         42,342
       VIP High Income (Service Class 2)                                                 9,261,667
       VIP Index 500 (Service Class 2)                                                     146,241
       VIP Investment Grade Bond (Service Class 2)                                           1,597
       VIP Mid Cap (Service Class 2) (e)                                                12,787,615
       VIP Overseas (Service Class 2)                                                        1,194

Investments in the Franklin Templeton Variable Insurance
     Products Trust Sub-Accounts:
       Franklin Flex Cap Growth Securities (e)                                           2,238,620
       Franklin Growth and Income Securities                                            20,708,326
       Franklin High Income                                                             29,515,227
       Franklin Income Securities                                                      141,447,409
       Franklin Large Cap Growth Securities                                             29,289,927
       Franklin Small Cap Value Securities                                              30,942,150
       Franklin Small-Mid Cap Growth Securities (h)                                        246,529
       Franklin U.S. Government                                                         11,069,985
       Mutual Discovery (e)                                                              4,214,426
       Mutual Shares Securities                                                         85,243,520
       Templeton Developing Markets Securities                                          20,112,114
       Templeton Foreign Securities                                                    119,545,596
       Templeton Global Income Securities                                                  791,525
       Templeton Growth Securities                                                         688,663

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
       VIT Capital Growth                                                                       98

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Goldman Sachs Variable
     Insurance Trust Sub-Accounts (continued):
       VIT CORE Small Cap Equity                                                   $    22,618,572
       VIT CORE U.S. Equity                                                             11,400,668
       VIT Growth and Income                                                             7,369,653
       VIT International Equity                                                                 90
       VIT Mid Cap Value                                                                12,308,176

Investments in the Janus Aspen Series Sub-Account:
       Forty Portfolio (i)                                                                      70

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
       Foreign Stock (Service Shares)                                                          299

Investments in the Lazard Retirement Series, Inc. Sub-Account:
       Emerging Markets                                                                      8,610

Investments in the Lord Abbett Series Fund Sub-Accounts:
       All Value                                                                         7,063,620
       Bond-Debenture                                                                   17,054,245
       Growth and Income                                                                22,266,058
       Growth Opportunities                                                              4,792,108
       Mid-Cap Value                                                                    34,191,889

Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Emerging Growth                                                                  61,723
       MFS High Income                                                                      79,551
       MFS Investors Trust                                                                 175,379
       MFS New Discovery                                                                   189,602
       MFS Research                                                                         33,575
       MFS Research Bond (j)                                                               268,066
       MFS Utilities                                                                        99,125

Investments in the MFS Variable Insurance Trust (Service
     Class) Sub-Accounts:
       MFS Emerging Growth (Service Class)                                                   9,446
       MFS Investors Trust (Service Class)                                                   4,423
       MFS New Discovery (Service Class)                                                    88,031
       MFS Research (Service Class)                                                          5,743

(i) Previously known as Capital Appreciation
(j) Previously known as MFS Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the MFS Variable Insurance Trust
     (Service Class) Sub-Accounts (continued):
       MFS Utilities (Service Class)                                               $       687,115

Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
       Aggressive Equity                                                                 7,550,805
       Dividend Growth                                                                  32,448,956
       Equity                                                                           22,606,278
       European Growth                                                                  11,049,206
       Global Advantage                                                                  1,921,576
       Global Dividend Growth                                                           15,135,355
       High Yield                                                                       14,439,447
       Income Builder                                                                    5,033,159
       Information                                                                       1,779,062
       Limited Duration                                                                 11,804,110
       Money Market                                                                    186,596,920
       Quality Income Plus                                                              35,852,128
       S&P 500 Index                                                                    12,508,062
       Strategist                                                                       44,614,169
       Utilities                                                                        13,579,512

Investments in the Morgan Stanley Variable Investment
     Series (Class Y Shares) Sub-Accounts:
       Aggressive Equity (Class Y Shares)                                                2,618,980
       Dividend Growth (Class Y Shares)                                                 21,279,025
       Equity (Class Y Shares)                                                          14,507,024
       European Growth (Class Y Shares)                                                  2,183,267
       Global Advantage (Class Y Shares)                                                   488,416
       Global Dividend Growth (Class Y Shares)                                          13,334,710
       High Yield (Class Y Shares)                                                       5,947,247
       Income Builder (Class Y Shares)                                                   6,418,785
       Information (Class Y Shares)                                                        360,429
       Limited Duration (Class Y Shares)                                                35,544,972
       Money Market (Class Y Shares)                                                    79,941,252
       Quality Income Plus (Class Y Shares)                                             86,883,979
       S&P 500 Index (Class Y Shares)                                                   37,579,640
       Strategist (Class Y Shares)                                                      20,855,929
       Utilities (Class Y Shares)                                                        6,321,268

Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts:
       AMT Guardian                                                                              -

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts (continued):
       AMY Mid-Cap Growth                                                          $             -
       AMT Partners                                                                          1,501

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
       Oppenheimer Aggressive Growth                                                        91,705
       Oppenheimer Balanced                                                              1,469,755
       Oppenheimer Capital Appreciation                                                    622,574
       Oppenheimer Core Bond (k)                                                           440,239
       Oppenheimer Global Securities                                                       997,256
       Oppenheimer High Income                                                             305,090
       Oppenheimer Main Street                                                             663,369
       Oppenheimer Main Street Small Cap Growth                                            484,376
       Oppenheimer Strategic Bond                                                        1,061,459

Investments in the Oppenheimer Variable Account Funds
     (Service Class ("SC")) Sub-Accounts:
       Oppenheimer Aggressive Growth (SC)                                                6,104,033
       Oppenheimer Balanced (SC)                                                        10,734,214
       Oppenheimer Capital Appreciation (SC)                                            31,139,676
       Oppenheimer Core Bond (SC) (l)                                                    6,688,900
       Oppenheimer Global Securities (SC)                                                9,869,359
       Oppenheimer High Income (SC)                                                     12,210,317
       Oppenheimer Main Street (SC)                                                     32,289,932
       Oppenheimer Main Street Small Cap Growth (SC)                                    15,484,250
       Oppenheimer Strategic Bond (SC)                                                  46,876,444

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
       OpCap Balanced                                                                          548
       OpCap Small Cap                                                                         272
       PEA Science and Technology (m)                                                            -

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
       Foreign Bond                                                                          1,224
       Money Market                                                                          1,445
       PIMCO Total Return                                                                    9,439

(k) Previously known as Oppenheimer Bond
(l) Previously known as Oppenheimer Bond (SC)
(m) For the period beginning January 1, 2005 and ended May 1, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Putnam Variable Trust Sub-Accounts:
       VT American Government Income                                               $     6,351,619
       VT Capital Appreciation                                                           1,937,023
       VT Capital Opportunities                                                          3,475,014
       VT Discovery Growth                                                                 236,015
       VT Diversified Income                                                            13,263,175
       VT Equity Income                                                                  9,270,165
       VT George Putnam Fund of Boston (The)                                            37,818,251
       VT Global Asset Allocation                                                       11,977,732
       VT Global Equity                                                                  1,910,824
       VT Growth and Income                                                             33,825,883
       VT Growth Opportunities                                                           1,359,545
       VT Health Sciences                                                                3,084,090
       VT High Yield                                                                    25,895,376
       VT Income                                                                        43,036,249
       VT International Equity                                                          46,580,891
       VT International Growth and Income                                                8,479,020
       VT International New Opportunities                                                8,352,156
       VT Investors                                                                     10,803,966
       VT Mid Cap Value                                                                  7,699,761
       VT Money Market                                                                  96,047,183
       VT New Opportunities                                                              2,717,235
       VT New Value                                                                     47,594,055
       VT OTC & Emerging Growth                                                            779,187
       VT Research                                                                       3,550,559
       VT Small Cap Value                                                               21,942,918
       VT Utilities Growth and Income                                                    7,351,297
       VT Vista                                                                          6,977,298
       VT Voyager                                                                       26,959,672

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC                                                                             3,403

Investments in the Salomon Brothers Variable Series Funds
     Inc. Sub-Accounts:
       All Cap                                                                                 148
       Investors                                                                               185

Investments in the Scudder Variable Series I Sub-Accounts:
       21st Century Growth (n)                                                                   -

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Scudder Variable Series I Sub-Accounts (continued):
       Balanced (o)                                                                $       271,582
       Bond                                                                                149,396
       Capital Growth (p)                                                                  826,791
       Global Discovery                                                                    229,296
       Growth and Income                                                                    59,603
       International                                                                       117,095
       Money Market                                                                        268,149

Investments in the Scudder Variable Series II Sub-Accounts:
       Growth (p)                                                                           11,396
       Small Cap Growth (e) (n)                                                            715,381
       Total Return (e) (o)                                                              2,795,421

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                                                            530,434
       STI International Equity                                                            418,523
       STI Investment Grade Bond                                                         1,357,099
       STI Large Cap Relative Value (q)                                                    796,973
       STI Large Cap Value Equity (r)                                                      987,944
       STI Mid-Cap Equity                                                                  542,903
       STI Small Cap Value Equity                                                        1,911,416

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
       Van Kampen UIF Emerging Markets Equity                                           23,043,381
       Van Kampen UIF Equity Growth                                                     12,933,888
       Van Kampen UIF Fixed Income                                                         184,721
       Van Kampen UIF Global Value Equity                                                    4,551
       Van Kampen UIF High Yield                                                             1,472
       Van Kampen UIF International Magnum                                              13,361,386
       Van Kampen UIF Mid Cap Growth                                                    18,941,417
       Van Kampen UIF Mid Cap Value                                                     24,811,400
       Van Kampen UIF U.S. Real Estate                                                  10,336,811
       Van Kampen UIF Value                                                                 54,853

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in The Universal Institutional Funds, Inc. (Class II)
    Sub-Accounts:
       Van Kampen UIF Emerging Markets Debt (Class II)                             $    12,442,712
       Van Kampen UIF Emerging Markets Equity (Class II)                                17,148,539
       Van Kampen UIF Equity and Income (Class II)                                      48,311,920
       Van Kampen UIF Equity Growth (Class II)                                           6,047,798
       Van Kampen UIF Global Franchise (Class II)                                       55,885,011
       Van Kampen UIF Mid Cap Growth (Class II)                                         23,397,176
       Van Kampen UIF Small Company Growth (Class II)                                    5,995,670
       Van Kampen UIF U.S. Mid Cap Value (Class II)                                     32,405,550
       Van Kampen UIF U.S. Real Estate (Class II)                                       38,461,381

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
       LIT Comstock                                                                     40,182,612
       LIT Emerging Growth                                                              12,677,670
       LIT Government                                                                      151,239
       LIT Money Market                                                                  2,150,685

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
       LIT Aggressive Growth (Class II)                                                  9,167,428
       LIT Comstock (Class II)                                                         152,937,336
       LIT Emerging Growth (Class II)                                                   13,809,523
       LIT Growth and Income (Class II)                                                 57,033,376
       LIT Money Market (Class II)                                                      21,549,893
                                                                                   ---------------

                                                                                   $ 3,057,368,734
                                                                                   ===============

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

              Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

              The 2004, 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Glenbrook Life Multi-Manager Variable Account, and Glenbrook Life and Annuity Company Separate Account A (see
              Note 3).

              Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth
      2005                         2,454  $  9.23  -  $ 12.43  $   26,951           0.00%    1.10%  -    1.85%    3.79%  -    4.59%
      2004                         2,810     8.89  -     9.06      29,360           0.00     1.35   -    1.85     9.74   -   10.29
      2003                         3,183     8.11  -     8.22      30,014           0.00     1.35   -    1.85    24.33   -   24.97
      2002                         3,586     6.52  -     6.57      27,034           0.00     1.35   -    1.85   -24.10   -  -23.71
      2001                         4,048     8.59  -     8.62      39,930           0.00     1.35   -    1.85   -14.11   -  -13.82
    AIM V. I. Basic
     Balanced (a)
      2005                         5,030     9.21  -    11.57      54,653           1.36     1.10   -    1.85     3.35   -    4.14
      2004                         5,868     8.91  -    10.52      61,381           1.36     1.15   -    1.85     5.53   -    6.29
      2003                         6,229     8.45  -     9.90      61,441           1.93     1.15   -    1.85    14.21   -   15.03
      2002                         6,588     7.40  -     8.61      56,747           2.53     1.15   -    1.85   -18.63   -  -18.05
      2001                         7,285     9.09  -    10.50      76,880           1.97     1.15   -    1.85   -12.44   -   -9.10
    AIM V. I. Basic Value
      2005                         2,572    12.78  -    13.11      33,202           0.09     1.10   -    1.70     3.96   -    4.58
      2004 (s)                     2,711    10.80  -    10.80      33,661           0.00     1.50   -    1.50     8.03   -    8.03
      2003                         2,385    11.26  -    11.41      27,024           0.04     1.10   -    1.70    31.38   -   32.17
      2002                         1,908     8.57  -     8.63      16,403           0.00     1.10   -    1.70   -23.46   -  -23.00
      2001 (ak)                      538    11.19  -    11.21       6,024           0.20     1.10   -    1.70    11.93   -   12.10
    AIM V. I. Blue Chip
      2005                         3,256     6.31  -     6.50      20,821           0.54     1.10   -    1.70     1.76   -    2.37
      2004                         3,828     6.20  -     6.35      23,985           0.10     1.10   -    1.70     2.91   -    3.53
      2003                         4,128     6.03  -     6.13      25,059           0.00     1.10   -    1.70    23.04   -   23.78
      2002                         3,992     4.90  -     4.95      19,643           0.00     1.10   -    1.70   -27.41   -  -26.97
      2001                         4,266     6.75  -     6.78      28,830           0.02     1.10   -    1.70   -23.39   -  -23.85
    AIM V. I. Capital
     Appreciation
      2005                        11,585     7.59  -    11.34     116,355           0.06     0.70   -    2.30     6.34   -    8.08
      2004                        13,758     7.02  -    10.66     130,812           0.00     0.70   -    2.30     4.17   -    5.88
      2003                        15,663     6.63  -    10.23     144,505           0.00     0.70   -    2.30    26.54   -   28.62
      2002                        16,790     5.15  -     8.09     135,169           0.00     0.70   -    2.30   -24.88   -  -19.13
      2001                        18,433     6.86  -     9.21     192,283           0.00     0.70   -    2.20   -23.82   -   -7.94
    AIM V. I. Capital
     Development
      2005                         1,693    11.42  -    16.04      25,091           0.00     1.10   -    1.70     7.76   -    8.41
      2004                         1,701    10.60  -    14.79      23,186           0.00     1.10   -    1.70    13.55   -   14.24
      2003                         1,672     9.34  -    12.95      19,887           0.00     1.10   -    1.70    33.08   -   33.88
      2002                         1,636     7.02  -     9.67      14,596           0.00     1.10   -    1.70   -22.68   -  -22.22
      2001                         1,603     9.07  -    12.44      18,336           0.00     1.10   -    1.70    -9.64   -   -9.10

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Core Equity
      2005                         8,733  $  9.47  -  $ 11.54  $  106,417           1.40%    1.10%  -    1.85%    3.37%  -    4.16%
      2004                        10,304     8.59  -     8.77     122,558           0.96     1.25   -    1.65     7.19   -    7.62
      2003                        11,986     8.01  -     8.15     133,799           0.99     1.25   -    1.65    22.39   -   22.88
      2002                        13,618     6.54  -     6.63     124,901           0.35     1.25   -    1.65   -16.97   -  -16.63
      2001                        16,359     7.88  -     7.96     181,764           0.07     1.25   -    1.65   -24.11   -  -23.80
    AIM V. I. Demographic
     Trends (b)
      2005                         1,839     5.47  -     5.56       9,996           0.00     1.10   -    1.70     4.42   -    5.05
      2004                         2,399    12.01  -    12.01      12,449           0.00     1.50   -    1.50     6.63   -    6.63
      2003                         2,638    11.27  -    11.27      12,838           0.00     1.50   -    1.50    35.41   -   35.41
      2002                         2,600     8.32  -     8.32       9,329           0.00     1.50   -    1.50   -33.22   -  -33.22
      2001                         3,269    12.46  -    12.46      17,533           0.00     1.50   -    1.50    24.59   -   24.59
    AIM V. I. Diversified
     Income
      2005                         2,286    11.30  -    11.31      26,844           5.89     1.10   -    1.85     1.00   -    1.78
      2004                         2,591    11.38  -    11.51      30,207           5.86     1.25   -    1.45     3.52   -    3.73
      2003                         2,854    11.00  -    11.09      32,380           7.09     1.25   -    1.45     7.67   -    7.88
      2002                         2,990    10.21  -    10.28      31,766           9.05     1.25   -    1.45     0.83   -    1.03
      2001                         2,998    10.13  -    10.18      31,974           9.05     1.25   -    1.45     2.09   -    2.30
    AIM V. I. Global Utilities
      2004 (t)                         -      N/A  -      N/A           -           6.79     1.35   -    1.37      N/A   -     N/A
      2003                         1,175     8.35  -     8.92      10,363           3.78     1.35   -    1.37    17.42   -   17.44
      2002                         1,350     7.11  -     7.59      10,289           2.97     1.35   -    1.37   -26.55   -  -26.53
      2001                         1,759    10.30  -    10.34      18,375           1.19     1.35   -    1.45   -28.90   -    2.97
    AIM V. I. Government
     Securities
      2005                         2,587    12.05  -    12.88      33,125           2.90     1.10   -    1.70    -0.05   -    0.55
      2004                         3,234    11.81  -    12.39      41,389           3.54     1.15   -    1.65     0.89   -    1.39
      2003                         4,156    11.70  -    12.22      52,569           2.41     1.15   -    1.65    -0.58   -   -0.09
      2002                         5,485    11.77  -    12.23      69,826           2.36     1.15   -    1.65     8.34   -   17.73
      2001                         3,522    11.29  -    11.69      41,517           2.06     1.15   -    1.45     4.87   -    5.19
    AIM V. I. Growth
      2005                        10,078     5.53  -     8.50      74,629           0.00     0.70   -    2.20     5.15   -    6.73
      2004                        11,996     5.19  -     8.08      84,294           0.00     0.70   -    2.20     5.87   -    7.47
      2003                        13,667     4.83  -     7.63      91,409           0.00     0.70   -    2.20    28.39   -   30.32
      2002                        14,025     3.70  -     5.94      76,215           0.00     0.70   -    2.20   -32.48   -  -31.45
      2001                        15,844     5.40  -     8.80     131,577           0.26     0.70   -    2.20   -34.35   -  -11.96

(b) Previously known as AIM V. I. Dent Demographics
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. High Yield
      2005                         1,578  $  9.87  -  $ 12.03  $   15,601           8.13%    1.10%  -    1.85%    0.82%  -    1.60%
      2004                         1,993    10.98  -    11.94      19,434           2.86     1.15   -    1.85     9.19   -    9.98
      2003                         2,276     9.99  -    10.93      20,211           7.73     1.15   -    1.85    25.67   -   26.58
      2002                         2,040     7.89  -     8.70      14,346           0.00     1.15   -    1.85    -7.58   -   -6.91
      2001                         2,165     8.48  -     9.41      16,423          15.34     1.15   -    1.85    -6.09   -   -5.88
    AIM V. I. International
     Growth
      2005                         3,971    12.44  -    12.52      53,896           0.66     1.10   -    1.85    16.64   -   25.24
      2004                         3,969    10.37  -    10.60      47,559           0.64     1.25   -    1.65    21.98   -   22.47
      2003                         4,237     8.50  -     8.65      42,319           0.52     1.25   -    1.65    26.95   -   27.46
      2002                         4,867     6.70  -     6.79      38,977           0.64     1.25   -    1.65   -17.06   -  -16.72
      2001                         5,721     8.07  -     8.15      55,760           0.42     1.25   -    1.65   -24.79   -  -24.49
    AIM V. I. Mid Cap
     Core Equity
      2005                         2,172    11.35  -    15.08      30,351           0.55     1.10   -    2.20     5.29   -    6.44
      2004                         1,876    10.78  -    10.84      25,617           0.40     1.28   -    2.20     7.76   -    8.43
      2003                         1,375    12.42  -    12.58      17,193           0.00     1.10   -    1.70    25.17   -   25.92
      2002                         1,065     9.92  -     9.99      10,608           0.00     1.10   -    1.70   -12.60   -  -12.07
      2001 (ak)                      298    11.35  -    11.37       3,387           0.23     1.10   -    1.70    13.50   -   13.67
    AIM V. I. Money Market
      2005                         1,793    10.25  -    11.42      20,186           2.40     1.10   -    1.70     0.79   -    1.40
      2004                         2,239    10.17  -    11.26      25,037           0.63     1.10   -    1.70    -1.01   -   -0.41
      2003                         3,415    10.27  -    11.30      38,378           0.60     1.10   -    1.70    -1.12   -   -0.52
      2002                         5,698    10.39  -    11.36      64,346           1.16     1.10   -    1.70    -0.52   -    0.08
      2001                         5,843    10.44  -    11.36      66,237           3.58     1.10   -    1.70     1.87   -    2.48
    AIM V. I. New
     Technology
      2004 (u)                         -      N/A  -      N/A           -           0.00     1.10   -    1.70      N/A   -     N/A
      2003                         1,274     2.93  -     8.61       7,994           0.00     1.10   -    1.70    49.82   -   50.72
      2002                         1,370     1.95  -     5.71       5,420           0.00     1.10   -    1.70   -46.06   -  -45.73
      2001                         1,591     3.62  -    10.52      11,615           1.82     1.10   -    1.70   -48.36   -  -48.05
    AIM V. I. Premier Equity
      2005                        15,763     7.16  -     8.34     145,943           0.77     0.70   -    2.20     3.36   -    4.92
      2004                        19,269     6.82  -    10.04     172,357           0.43     0.70   -    2.20     3.45   -    5.03
      2003                        23,027     6.49  -     7.80     199,189           0.29     0.70   -    2.20    22.36   -   24.21
      2002                        26,097     5.23  -     6.37     185,363           0.39     0.70   -    2.20   -31.78   -  -30.75
      2001                        29,658     7.55  -     9.34     316,661           0.17     0.70   -    2.20   -13.18   -   -6.61

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Technology
      2005                           536  $ 11.12  -  $ 11.23  $    5,997           0.00%    1.10%  -    1.70%    0.47%  -    1.06%
      2004 (u) (v)                   657    11.07  -    11.12       7,295           0.00     1.10   -    1.70    10.71   -   11.17
    AIM V. I. Utilities
      2005                           999    14.02  -    14.17      14,081           2.50     1.10   -    1.70    14.87   -   15.56
      2004 (t) (v)                   948    12.24  -    12.24      11,603           0.00     1.35   -    1.37    22.36   -   22.38

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Aggressive
     Growth II
      2005                            56    11.19  -    11.51         633           0.00     1.30   -    2.00     3.44   -    4.18
      2004                            54    10.82  -    11.05         594           0.00     1.30   -    2.00     9.24   -   10.02
      2003                            55     9.90  -    10.04         549           0.00     1.30   -    2.00    23.82   -   24.71
      2002 (am)                       31     8.00  -     8.05         253           0.00     1.30   -    2.00   -20.01   -  -19.50
    AIM V. I. Basic
     Balanced II (c)
      2005                           204    10.10  -    10.42       2,103           1.22     1.30   -    2.10     2.84   -    3.65
      2004                           218     9.82  -    10.05       2,174           1.46     1.30   -    2.10     4.99   -    5.85
      2003                           183     9.35  -     9.50       1,730           2.99     1.30   -    2.10    -6.50   -   14.64
      2002 (am)                       41     8.23  -     8.29         338           5.20     1.30   -    2.00   -17.69   -  -17.14
    AIM V. I. Basic
     Value II
      2005                         1,573    14.20  -    14.71      21,968           0.00     1.29   -    2.59     2.71   -    4.07
      2004                         1,550    13.83  -    14.14      20,868           0.00     1.29   -    2.59     7.97   -    9.41
      2003                           825    12.81  -    12.92       9,910           0.00     1.29   -    2.59    28.08   -   29.22
      2002 (am)                      113     7.61  -     7.66         864           0.00     1.30   -    2.00   -23.90   -  -23.35
    AIM V. I. Blue Chip II
      2005                           106     9.67  -     9.98       1,044           0.33     1.30   -    2.10     1.14   -    1.95
      2004                           112     9.56  -     9.78       1,085           0.00     1.30   -    2.10     2.09   -    2.93
      2003                           100     9.36  -     9.51         951           0.00     1.30   -    2.10    -6.40   -   23.19
      2002 (am)                       30     7.67  -     7.72         230           0.00     1.30   -    2.00   -23.32   -  -22.83

(c) Previously known as AIM V. I. Balanced II
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Capital
     Appreciation II
      2005                           570  $ 13.32  -  $ 13.80  $    7,538           0.00%    1.29%  -    2.59%    5.77%  -    7.18%
      2004                           629    12.59  -    12.88       7,748           0.00     1.29   -    2.59     3.58   -    4.96
      2003                           463    12.16  -    12.27       5,418           0.00     1.29   -    2.59    21.60   -   22.68
      2002 (am)                       36     7.40  -     7.45         268           0.00     1.30   -    2.00   -26.03   -  -25.50
    AIM V. I. Capital
     Development II
      2005                            42    12.30  -    12.65         523           0.00     1.30   -    2.00     7.09   -    7.86
      2004                            36    11.49  -    11.73         421           0.00     1.30   -    2.00    12.96   -   13.77
      2003                            31    10.17  -    10.31         319           0.00     1.30   -    2.00    32.35   -   33.29
      2002 (am)                       22     7.68  -     7.74         173           0.00     1.30   -    2.00   -23.18   -  -22.63
    AIM V. I. Core Equity II
      2005                            43    11.01  -    11.33         478           1.23     1.30   -    2.00     2.99   -    3.72
      2004                            45    10.69  -    10.92         491           0.90     1.30   -    2.00     6.50   -    7.26
      2003                            35    10.04  -    10.18         357           1.26     1.30   -    2.00    21.67   -   22.54
      2002 (am)                       13     8.25  -     8.31         109           0.73     1.30   -    2.00   -17.48   -  -16.89
    AIM V. I. Demographic
     Trends II (d)
      2005                            30     9.82  -    10.10         303           0.00     1.30   -    2.00     3.96   -    4.70
      2004                            31     9.45  -     9.65         301           0.00     1.30   -    2.00     5.74   -    6.50
      2003                            33     8.93  -     9.06         297           0.00     1.30   -    2.00   -10.67   -   35.52
      2002 (am)                       14     6.66  -     6.69          92           0.00     1.30   -    1.70   -33.41   -  -33.14
    AIM V. I. Diversified
     Income II
      2005                            66    10.94  -    11.29         732           5.93     1.30   -    2.10     0.55   -    1.35
      2004                            69    10.88  -    11.14         758           6.48     1.30   -    2.10     2.50   -    3.33
      2003                            53    10.62  -    10.78         567          10.25     1.30   -    2.10     6.18   -    7.60
      2002 (am)                        8     9.97  -    10.02          76          14.95     1.30   -    1.90    -0.33   -    0.22
    AIM V. I. Global Utilities II
      2004 (w)                         -      N/A  -      N/A           -           7.39     1.30   -    1.85      N/A   -     N/A
      2003                            31     9.13  -     9.23         283           5.14     1.30   -    1.85    -8.68   -   17.39
      2002 (am)                       10     7.84  -     7.86          80           6.44     1.30   -    1.60   -21.59   -  -21.38

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Government
     Securities II
      2005                           202  $ 10.51  -  $ 10.85  $    2,177           2.87%    1.30%  -    2.10%   -0.67%  -    0.10%
      2004                           224    10.58  -    10.84       2,411           3.52     1.30   -    2.10     0.12   -    0.94
      2003                           224    10.57  -    10.74       2,401           2.56     1.30   -    2.10    -0.39   -    5.68
      2002 (am)                      174    10.71  -    10.78       1,872           3.61     1.30   -    2.00     7.07   -    7.83
    AIM V. I. Growth II
      2005                            32     9.62  -     9.90         312           0.00     1.30   -    2.00     5.02   -    5.78
      2004                            37     9.16  -     9.36         345           0.00     1.30   -    2.00     5.84   -    6.60
      2003                            40     8.66  -     8.78         351           0.00     1.30   -    2.00    28.26   -   29.18
      2002 (am)                       30     6.75  -     6.80         201           0.00     1.30   -    2.00   -32.49   -  -32.01
    AIM V. I. High Yield II
      2005                            64    12.67  -    13.03         830           8.84     1.30   -    2.00     0.40   -    1.11
      2004                            65    12.62  -    12.88         836           3.17     1.30   -    2.00     8.91   -    9.69
      2003                            52    11.59  -    11.74         613          10.77     1.30   -    2.00    25.33   -   26.23
      2002 (am)                       14     9.24  -     9.30         131           0.00     1.30   -    2.00    -7.55   -   -6.96
    AIM V. I. International
     Growth II
      2005                            66    14.53  -    14.95         973           0.64     1.30   -    2.00    15.36   -   16.18
      2004                            56    12.59  -    12.87         710           0.59     1.30   -    2.00    21.23   -   22.10
      2003                            37    10.39  -    10.54         392           0.51     1.30   -    2.00     3.88   -   26.93
      2002 (am)                        7     8.25  -     8.30          61          36.64     1.30   -    1.90   -17.49   -  -16.98
    AIM V. I. Mid Cap
     Core Equity II
      2005                           637    11.24  -    11.46       7,457           0.37     1.29   -    2.44     4.66   -    5.89
      2004                           375    10.74  -    10.83       4,239           0.04     1.29   -    2.44     7.41   -    8.26
      2003                           130    10.84  -    10.99       1,419           0.00     1.30   -    2.00    24.52   -   25.41
      2002 (am)                       69     8.70  -     8.76         599           0.00     1.30   -    2.00   -12.98   -  -12.36
    AIM V. I. Money Market II
      2005                           286     9.44  -     9.87       2,794           2.16     1.30   -    2.40    -5.63   -    0.95
      2004                           580     9.48  -     9.78       5,632           0.61     1.30   -    2.30    -5.17   -   -0.87
      2003                           185     9.72  -     9.86       1,820           0.27     1.30   -    2.00    -1.68   -   -0.98
      2002 (am)                      764     9.89  -     9.96       7,592           0.76     1.30   -    2.00    -1.11   -   -0.41
    AIM V. I. New
     Technology II
      2004 (x)                         -      N/A  -      N/A           -           0.00     1.30   -    2.00      N/A   -     N/A
      2003                            10     8.82  -     8.94          87           0.00     1.30   -    2.00   -11.81   -   49.98
      2002 (am)                        2     5.94  -     5.96          13           0.00     1.30   -    1.70   -40.62   -  -40.40

(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Premier
     Equity II
      2005                           386  $ 12.32  -  $ 12.76  $    4,641           0.64%    1.29%  -    2.59%    2.64%  -    4.01%
      2004                           376    12.00  -    12.27       4,364           0.38     1.29   -    2.59     2.76   -    4.13
      2003                           262    11.68  -    11.78       2,871           0.39     1.29   -    2.59    16.81   -   17.85
      2002 (am)                       35     6.82  -     6.87         237           0.77     1.30   -    1.90   -31.77   -  -31.35
    AIM V. I. Technology II
      2005                            12    11.01  -    11.14         132           0.00     1.30   -    2.00    -0.06   -    0.63
      2004 (v) (x)                    13    11.01  -    11.07         144           0.00     1.30   -    2.00    10.13   -   10.66
    AIM V. I. Utilities II
      2005                            39    13.93  -    14.06         550           2.37     1.30   -    1.85    14.41   -   15.04
      2004 (v) (w)                    37    12.17  -    12.22         456           0.00     1.30   -    1.85    21.75   -   22.20

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
     Growth
      2005                         6,832     7.79  -    15.01      64,949           0.00     0.70   -    2.59     8.75   -   10.86
      2004                         6,175     7.03  -    13.80      49,046           0.00     0.70   -    2.59    11.56   -   13.73
      2003                         4,787     6.18  -    12.37      31,863           0.00     0.70   -    2.59    23.69   -   33.76
      2002                         2,805     4.62  -     6.39      12,173           0.00     0.70   -    2.20   -29.83   -  -28.77
      2001                         2,582     6.49  -     9.10      15,817           0.22     0.70   -    2.20   -35.14   -   -8.99
    AllianceBernstein
     Growth & Income
      2005                        17,601    13.47  -    13.57     207,806           1.29     0.70   -    2.59     1.89   -    3.87
      2004                         19688    13.07  -    13.22     224,698           0.73     0.70   -    2.59     8.34   -   10.45
      2003                        20,088    11.83  -    12.20     207,152           0.79     0.70   -    2.59    22.04   -   31.26
      2002                        17,354     8.05  -     9.01     135,646           0.58     0.70   -    2.30   -22.81   -  -19.52
      2001                        14,042     9.49  -    11.68     145,030           0.47     0.70   -    2.20    -5.10   -   -0.55
    AllianceBernstein
     International Value
      2005 (e)                     1,299    11.80  -    11.90      15,418           0.09     1.29   -    2.59    17.97   -   19.02

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
     Large Cap Growth (f)
      2005                         6,159  $  7.37  -  $ 13.47  $   46,607           0.00%    0.70%  -    2.59%   11.88%  -   14.04%
      2004                         6,506     6.47  -    12.04      43,142           0.00     0.70   -    2.59     5.54   -    7.59
      2003                         7,152     6.01  -    11.41      42,433           0.00     0.70   -    2.59    14.10   -   22.51
      2002                         6,459     4.91  -     6.28      29,035           0.00     0.70   -    2.20   -32.35   -  -31.32
      2001                         5,850     7.14  -     9.29      38,131           0.00     0.70   -    2.20   -17.98   -   -7.12
    AllianceBernstein
     Small/Mid Cap Value (g)
      2005                         2,513    16.29  -    16.88      41,919           0.56     1.29   -    2.59     3.88   -    5.26
      2004                         1,633    15.68  -    16.03      25,976           0.08     1.29   -    2.59    15.99   -   17.54
      2003 (an)                    1,000    13.52  -    13.64      13,601           0.10     1.29   -    2.59    35.21   -   36.42
    AllianceBernstein
     Utility Income
      2005 (e)                       290    10.89  -    10.98       3,174           0.29     1.29   -    2.44     8.92   -    9.78
    AllianceBernstein Value
      2005 (e)                       135    10.66  -    10.76       1,449           0.52     1.29   -    2.59     6.62   -    7.57

Investments in the American
  Century Variable Portfolios,
  Inc. Sub-Accounts:
    American Century VP
     Balanced
      2005                             4    14.08  -    14.20          53           1.94     1.35   -    1.45     3.43   -    3.53
      2004                             5    13.61  -    13.72          62           1.91     1.35   -    1.45     8.20   -    8.31
      2003                             7    12.58  -    12.66          85           3.54     1.35   -    1.45    17.74   -   17.86
      2002                            11    10.69  -    10.75         114           2.80     1.35   -    1.45   -10.86   -  -10.77
      2001                            12    11.99  -    12.04         142           3.62     1.35   -    1.45    -4.94   -   -4.84
    American Century VP
     International
      2005                             2    13.22  -    13.33          26           1.65     1.35   -    1.45    11.63   -   11.74
      2004                             5    11.84  -    11.93          63           0.66     1.35   -    1.45    13.27   -   13.38
      2003                             9    10.46  -    10.52          90           0.70     1.35   -    1.45    22.72   -   22.84
      2002                             9     8.52  -     8.57          73           0.88     1.35   -    1.45   -21.52   -  -21.44
      2001                            12    10.86  -    10.91         128           0.09     1.35   -    1.45   -30.20   -  -30.13

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value
(an) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Socially Responsible
  Growth Fund, Inc.
  Sub-Account:
    Dreyfus Socially
     Responsible Growth
     Fund
      2005                            31  $  5.91  -  $  9.12  $      256           0.00%    1.15%  -    1.65%    1.92%  -    2.43%
      2004                            31     5.80  -     8.90         257           0.35     1.15   -    1.65     4.47   -    5.00
      2003                            39     5.55  -     8.48         320           0.11     1.15   -    1.65    23.94   -   24.56
      2002                            39     4.48  -     6.81         259           0.27     1.15   -    1.65   -30.11   -  -29.76
      2001                            26     6.41  -     9.69         264           0.06     1.15   -    1.65   -35.90   -  -23.47

Investments in the Dreyfus
  Stock Index Fund
  Sub-Account:
    Dreyfus Stock Index
     Fund
      2005                           163     9.66  -    11.13       1,717           1.54     1.15   -    1.85     2.76   -    3.50
      2004                           211     9.40  -    10.76       2,144           1.74     1.15   -    1.85     8.59   -    9.38
      2003                           244     8.66  -     9.83       2,329           1.45     1.15   -    1.85    25.99   -   26.90
      2002                           249     6.87  -     7.75       1,907           1.46     1.15   -    1.85   -23.80   -  -23.25
      2001                           185     9.02  -    10.10       1,997           1.52     1.15   -    1.85   -13.19   -   -9.82

Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts:
    VIF Growth & Income
      2005                            31     8.89  -    11.07         328           1.30     1.15   -    1.85     1.45   -    2.17
      2004                            36     8.76  -    10.83         373           1.19     1.15   -    1.85     5.48   -    6.24
      2003                            41     8.31  -    10.19         398           0.81     1.15   -    1.85    24.23   -   25.12
      2002                            42     6.69  -     8.15         340           0.60     1.15   -    1.85   -33.13   -  -26.18
      2001                            45     8.68  -    11.04         498           0.46     1.15   -    1.85   -13.17   -   -6.93
    VIF Money Market
      2005                            89     9.90  -    11.32         941           2.51     1.15   -    1.85     0.76   -    1.49
      2004                           114     9.83  -    11.16       1,200           0.75     1.15   -    1.85    -1.06   -   -0.35
      2003                           149     9.93  -    11.19       1,570           0.71     1.15   -    1.85    -1.17   -   -0.45
      2002                           242    10.05  -    11.25       2,652           1.38     1.15   -    1.85    -0.41   -    0.30
      2001                           146    10.09  -    11.21       1,612           3.00     1.15   -    1.85     0.90   -   12.11

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts (continued):
    VIF Small Company
     Stock
      2005                             5  $ 15.47  -  $ 15.96  $       73           0.00%    1.15%  -    1.59%   -0.68%  -   -0.25%
      2004                             5    15.58  -    16.00          82           0.00     1.15   -    1.59    16.65   -   60.02
      2003                             5    13.13  -    13.35          70           0.12     1.35   -    1.59    40.69   -   41.02
      2002                             5     9.49  -     9.67          46           0.24     1.15   -    1.59   -20.98   -  -20.63
      2001                             5    12.01  -    12.18          65           0.07     1.15   -    1.59    -3.10   -   -2.67

Investments in the Federated
  Insurance Series
  Sub-Account:
    Federated Prime
     Money Fund II
      2005                           573     9.88  -    10.92       6,335           2.59     1.15   -    1.85     0.81   -    1.53
      2004                           804     9.81  -    10.76       8,836           0.75     1.15   -    1.85    -1.05   -   -0.34
      2003                         1,183     9.91  -    10.79      13,266           0.74     1.15   -    1.85    -1.18   -   -0.47
      2002                         1,791     9.93  -    10.84      20,576           1.46     1.15   -    2.05    -0.68   -    0.24
      2001                         1,471    10.00  -    10.82      17,249           3.33     1.15   -    2.05     0.02   -    2.57

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
      2005                         1,152    11.73  -    17.23      16,506           0.28     1.15   -    1.65    15.03   -   15.60
      2004                         1,201    11.68  -    11.93      14,967           0.30     1.25   -    1.65    13.59   -   14.04
      2003                         1,176    10.28  -    10.46      12,924           0.40     1.25   -    1.65    26.36   -   26.87
      2002                         1,102     8.14  -     8.25       9,612           0.80     1.25   -    1.65   -10.83   -  -10.48
      2001                         1,118     9.12  -     9.21      10,961           0.42     1.25   -    1.65   -13.69   -  -13.34
    VIP Equity-Income
      2005                           413    11.65  -    13.54       5,397           1.69     1.15   -    1.65     4.14   -    4.66
      2004                           497    11.19  -    12.94       6,226           1.55     1.15   -    1.65     9.70   -   10.25
      2003                           540    10.20  -    11.74       6,144           1.74     1.15   -    1.65    28.20   -   28.84
      2002                           564     7.96  -     9.11       4,999           1.85     1.15   -    1.65   -18.31   -  -17.90
      2001                           596     9.74  -    11.10       6,486           1.45     1.15   -    1.65    -6.52   -   -6.05
    VIP Growth
      2005                         1,080     6.45  -    10.58       9,443           0.51     1.15   -    1.65     4.07   -    4.59
      2004                         1,318     8.03  -     8.21      10,932           0.26     1.25   -    1.65     1.69   -    2.09
      2003                         1,416     7.90  -     8.04      11,525           0.24     1.25   -    1.65    30.68   -   31.20
      2002                         1,472     6.04  -     6.13       9,106           0.25     1.25   -    1.65   -31.25   -  -30.98
      2001                         1,626     8.79  -     8.88      14,635           0.05     1.25   -    1.65   -19.01   -  -18.68

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts (continued):
    VIP High Income
      2005                           379  $ 10.00  -  $ 10.56  $    3,766          14.71%    1.15%  -    1.65%    1.02%  -    1.53%
      2004                           431     9.32  -     9.42       4,231           7.36     1.25   -    1.45     8.02   -    8.23
      2003                           419     8.55  -     8.70       3,829           5.19     1.25   -    1.65   -14.50   -   25.69
      2002                           302     6.88  -     6.92       2,204           9.55     1.25   -    1.45     1.95   -    2.16
      2001                           307     6.71  -     6.78       2,211           8.48     1.25   -    1.65   -32.87   -  -12.84
    VIP Index 500
      2005                         1,435     8.27  -     8.78      13,080           1.82     1.15   -    1.65     3.11   -    3.63
      2004                         1,696     9.04  -     9.24      14,869           1.23     1.25   -    1.65     8.81   -    9.24
      2003                         1,649     8.31  -     8.46      13,238           1.26     1.25   -    1.65    26.31   -   26.82
      2002                         1,566     6.58  -     6.67       9,849           1.16     1.25   -    1.65   -23.52   -  -23.22
      2001                         1,504     8.60  -     8.69      12,205           0.69     1.25   -    1.65   -13.55   -  -13.20
    VIP Investment Grade
     Bond
      2005                           352    13.61  -    13.96       4,901           3.72     1.25   -    1.65     0.52   -    0.93
      2004                           400    13.53  -    13.83       5,522           4.00     1.25   -    1.65     2.75   -    3.16
      2003                           379    13.17  -    13.41       5,070           3.99     1.25   -    1.65     3.48   -    3.90
      2002                           394    12.73  -    12.90       5,077           3.02     1.25   -    1.65     8.54   -    8.97
      2001                           267    11.73  -    11.84       3,154           2.84     1.25   -    1.65     6.68   -    7.11
    VIP Overseas
      2005                           314     9.64  -    11.61       3,514           0.65     1.15   -    1.65    17.10   -   17.69
      2004                           325     9.91  -    10.13       3,042           1.09     1.25   -    1.65    -0.88   -   12.22
      2003                           330     8.87  -     9.03       2,750           0.73     1.25   -    1.65   -11.32   -   41.59
      2002                           338     6.33  -     6.37       1,970           0.80     1.25   -    1.45   -21.43   -  -21.27
      2001                           379     8.02  -     8.10       2,738           3.42     1.25   -    1.65   -22.47   -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Asset Manager
     Growth (Service
     Class 2)
      2005                             5    10.07  -    10.19          49           1.48     1.35   -    1.60     1.91   -    2.17
      2004                             3     9.88  -     9.97          32           2.11     1.35   -    1.60     3.94   -    4.20
      2003                             3     9.51  -     9.57          31           2.24     1.35   -    1.60    21.06   -   21.37
      2002                             3     7.85  -     7.89          21           1.99     1.35   -    1.60   -21.47   -  -16.96
      2001 (al)                        2     9.48  -     9.50          16           0.00     1.35   -    1.60    -5.19   -   -5.03

(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Contrafund
     (Service Class 2)
      2005                         2,203  $ 11.81  -  $ 11.92  $   26,417           0.01%    1.29%  -    2.59%   18.12%  -   19.17%
      2004                           114    11.90  -    12.13       1,376           0.21     1.35   -    1.85    13.03   -   13.60
      2003                           118    10.67  -    12.68       1,256           0.28     1.35   -    2.05    25.57   -   26.47
      2002                           103     8.44  -    10.10         867           0.51     1.35   -    2.05   -11.46   -  -10.83
      2001 (al)                       44     9.46  -    11.41         412           0.00     1.35   -    2.05    -5.35   -   14.09
    VIP Equity-Income
     (Service Class 2)
      2005                           314    11.23  -    12.40       3,533           1.43     1.35   -    2.00     4.15   -   23.99
      2004                           316    12.53  -    12.53       3,424           1.36     1.50   -    1.50     9.57   -    9.57
      2003                           338    11.44  -    11.44       3,338           2.73     1.50   -    1.50    28.08   -   28.08
      2002                           319     8.93  -     8.93       2,450           0.53     1.50   -    1.50   -18.40   -  -18.40
      2001 (al)                      121    10.94  -    10.94       1,135           0.00     1.50   -    1.50     9.41   -    9.41
    VIP Growth & Income
     (Service Class 2)
      2005 (e)                       621    11.02  -    11.11       6,884           0.00     1.29   -    2.59    10.16   -   11.14
    VIP Growth (Service
     Class 2)
      2005                            86     8.07  -     8.26         717           0.26     1.35   -    1.85     3.56   -    4.08
      2004                           103     7.79  -     7.94         820           0.13     1.35   -    1.85     1.21   -    1.73
      2003                           113     7.70  -     7.80         892           0.10     1.35   -    1.85    30.09   -   30.75
      2002                           106     5.92  -     5.97         638           0.11     1.35   -    1.85   -31.59   -  -31.24
      2001 (al)                       42     8.65  -     8.68         373           0.00     1.35   -    1.85   -13.49   -  -13.19
    VIP High Income
     (Service Class 2)
      2005                           549    10.41  -    10.50       5,887          14.03     1.29   -    2.59     4.05   -    4.98
      2004                           108    12.17  -    12.40       1,335           7.85     1.35   -    1.85     7.36   -    7.91
      2003                           105    11.33  -    11.49       1,202           6.11     1.35   -    1.85    24.41   -   25.04
      2002                            69     9.11  -     9.19         634           5.30     1.35   -    1.85     1.39   -    1.90
      2001 (al)                       18     8.99  -     9.02         161           0.00     1.35   -    1.85   -10.14   -   -9.84
    VIP Index 500
     (Service Class 2)
      2005                           184     9.58  -     9.81       1,797           1.62     1.35   -    1.85     2.63   -    3.15
      2004                           196     9.34  -     9.51       1,862           1.12     1.35   -    1.85     8.30   -    8.85
      2003                           204     8.62  -     8.74       1,787           1.19     1.35   -    1.85    25.72   -   26.36
      2002                           219     6.86  -     6.92       1,516           1.01     1.35   -    1.85   -23.88   -  -23.50
      2001 (al)                      111     9.01  -     9.04       1,006           0.00     1.35   -    1.85    -9.90   -   -9.59

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Investment Grade
     Bond (Service Class 2)
      2005                             2  $ 11.49  -  $ 11.49  $       24           3.40%    1.50%  -    1.50%    0.37%  -    0.37%
      2004                             2    11.44  -    11.44          25           4.04     1.50   -    1.50     2.63   -    2.63
      2003                             2    11.15  -    11.15          25           6.41     1.50   -    1.50     3.37   -    3.37
      2002                            12    10.79  -    10.79         129           0.62     1.50   -    1.50     8.44   -    8.44
      2001 (ak)                        1     9.95  -     9.95           9           0.00     1.50   -    1.50    -0.53   -   -0.53
    VIP Mid Cap
     (Service Class 2)
      2005 (e)                       703    12.04  -    12.14       8,508           0.00     1.29   -    2.44    20.41   -   21.36
    VIP Overseas
     (Service Class 2)
      2005                             6    11.67  -    16.58          74           0.49     1.35   -    1.80    16.65   -   17.18
      2004                             7    13.55  -    13.55          69           1.01     1.50   -    1.50    11.61   -   11.61
      2003                             6    12.14  -    12.14          57           0.34     1.50   -    1.50    40.89   -   40.89
      2002                             6     8.62  -     8.62          47           0.85     1.50   -    1.50   -21.65   -  -21.65
      2001 (al)                        5    11.00  -    11.00          40           0.00     1.50   -    1.50     9.98   -    9.98

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Flex Cap
     Growth Securities
      2005 (e)                       131    11.09  -    11.18       1,457           0.15     1.29   -    2.44    10.90   -   11.78
    Franklin Global Health
     Care Securities
      2002 (ao)                        -      N/A  -      N/A           -           0.00     1.35   -    1.85      N/A   -     N/A
      2001 (al)                        1     9.78  -     9.82           8           0.00     1.35   -    1.85    -2.16   -   -1.82

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Growth and
     Income Securities
      2005                         5,741  $ 14.38  -  $ 15.03  $   85,475           2.65%    1.29%  -    2.69%    0.74%  -    2.18%
      2004                         5,083    14.27  -    14.71      74,266           2.61     1.29   -    2.69     7.64   -    9.19
      2003                         2,824    13.38  -    13.48      37,891           0.00     1.29   -    1.89    33.76   -   34.75
      2002 (ap)                       55    10.84  -    10.86         595           0.00     1.29   -    2.14     8.40   -    8.60
    Franklin High Income
      2005                         1,146    10.72  -    10.93      12,447           6.61     1.28   -    2.44     0.80   -    2.00
      2004 (v)                       776    10.63  -    10.72       8,293           2.06     1.28   -    2.44     6.34   -    7.18
    Franklin Income Securities
      2005                        12,501    11.05  -    11.30     140,500           3.28     1.28   -    2.59     0.31   -   10.50
      2004 (v)                     2,826    11.17  -    11.26      31,764           0.34     1.10   -    2.54    11.68   -   12.63
    Franklin Large Cap
     Growth Securities
      2005                         2,903    10.35  -    10.51      30,389           0.29     1.29   -    2.49    -0.24   -    3.49
      2004 (y)                       176    10.50  -    10.53       1,850           0.00     1.29   -    2.44     5.03   -    5.33
    Franklin Small Cap
     Value Securities
      2005                         3,217    11.36  -    18.38      59,475           0.70     1.28   -    2.69     5.85   -   13.57
      2004                         2,205    17.36  -    17.90      39,167           0.18     1.29   -    2.69    20.42   -   22.15
      2003                         1,410    14.48  -    14.65      20,576           0.00     1.29   -    2.34    44.80   -   46.53
      2002 (ap)                       51    11.21  -    11.23         574           0.00     1.29   -    2.24    12.12   -   12.35
    Franklin Small-Mid Cap
     Growth Securities (h)
      2005                           231    17.20  -    19.19       3,826           0.00     1.15   -    2.34     2.34   -    3.59
      2004                           244    16.81  -    17.21       3,918           0.00     1.29   -    2.34     8.87   -   10.04
      2003 (aq)                      259    15.44  -    15.64       3,800           0.00     1.29   -    2.34    35.48   -   54.39
      2002 (ao)                       45    11.52  -    11.55         416           0.00     1.29   -    2.24    15.21   -   15.45
      2001                             9     9.25  -    17.57         103           0.12     1.15   -    1.85   -16.22   -   -7.46

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Technology
     Securities
      2003 (aq)                        -  $  4.78  -  $  4.80  $        -           0.00%    1.35%  -    1.60%    9.12%  -    9.21%
      2002                             1     4.38  -     4.40           5           0.00     1.35   -    1.60   -44.80   -  -44.66
      2001 (al)                        1     7.93  -     7.94           5           0.00     1.35   -    1.60   -20.71   -  -20.58
    Franklin U.S. Government
      2005                         1,485    10.14  -    10.39      15,353           4.40     1.29   -    2.69    -0.34   -    1.09
      2004 (v)                       704    10.18  -    10.27       7,221           0.56     1.10   -    2.69     1.76   -    2.74
    Mutual Discovery
      2005 (e)                       248    11.32  -    11.40       2,826           0.38     1.29   -    2.44    13.16   -   14.05
    Mutual Shares Securities
      2005                        10,392    14.81  -    19.60     147,674           0.87     1.15   -    2.69     7.59   -    9.29
      2004                         5,727    10.97  -    13.77      78,149           0.70     1.28   -    2.69     9.60   -    9.75
      2003                         2,632    12.61  -    12.77      33,291           0.00     1.29   -    2.34    26.15   -   27.65
      2002                           148    10.31  -    10.33       1,445           0.00     1.29   -    2.24     3.12   -    3.33
      2001                            32     9.80  -    14.93         361           1.18     1.15   -    1.85    -2.00   -   49.31
    Templeton Developing
     Markets Securities
      2005                         1,123    17.22  -    25.23      29,194           1.15     1.15   -    2.59    24.14   -   72.20
      2004                           706    20.32  -    20.90      14,632           1.59     1.29   -    2.59    21.48   -   23.10
      2003                           410    16.80  -    16.98       6,931           0.00     1.29   -    2.14    68.02   -   69.79
      2002                             9    11.22  -    11.24          96           0.00     1.29   -    2.14    12.22   -   12.43
      2001 (al) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Templeton Foreign
     Securities
      2005                         8,679    12.12  -    16.65     125,225           1.09     1.15   -    2.69     7.21   -    8.91
      2004                         2,631    11.54  -    15.53      37,460           0.79     1.28   -    2.69    15.44   -   55.28
      2003                           918    13.52  -    13.68      12,364           0.00     1.29   -    2.34    35.22   -   36.83
      2002                            47    10.46  -    10.48         427           0.00     1.29   -    2.14     4.65   -    4.84
      2001                             8     8.75  -     9.03          72           2.22     1.15   -    1.85   -16.96   -  -12.54

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small-Mid Cap Growth Securities
(ar) Although available in 2001, there was no activity until 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Templeton Global
     Income Securities
      2005                           272  $ 13.56  -  $ 18.14  $    4,101           6.12%    1.15%  -    2.39%   -4.18%  -   -5.39%
      2004                           305    14.33  -    14.69       4,800          10.86     1.29   -    2.39    12.00   -   13.26
      2003                           297    12.79  -    12.97       4,135          11.06     1.29   -    2.39    20.86   -   27.93
      2002                            92    10.72  -    10.73       1,203           0.00     1.29   -    1.94     7.15   -    7.30
      2001                            65    10.52  -    11.51         752           3.30     1.15   -    1.65     1.06   -    5.16
    Templeton Growth
     Securities
      2005                           375    12.23  -    17.23       5,988           1.16     1.15   -    1.85     6.86   -    7.62
      2004                           453    11.44  -    16.01       6,817           1.15     1.15   -    1.85    13.88   -   14.70
      2003                           471    10.05  -    13.96       6,326           1.54     1.15   -    1.85    29.69   -   30.63
      2002                           527     7.75  -    10.69       5,486           2.14     1.15   -    1.85   -20.00   -  -19.42
      2001                           568     9.68  -    13.26       7,476           2.17     1.15   -    1.85    -3.17   -   -2.45

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
    VIT Capital Growth
      2005                             9     7.26  -    10.81          74           0.14     1.15   -    1.65     1.26   -    1.77
      2004                            10     7.17  -    10.62          83           0.70     1.15   -    1.65     7.30   -    7.84
      2003                            10     6.68  -     9.85          78           0.27     1.15   -    1.65    21.71   -   22.32
      2002                            10     5.49  -     8.05          64           0.10     1.15   -    1.65   -25.57   -  -25.20
      2001                            21     7.37  -    10.76         206           0.73     1.15   -    1.65   -15.87   -  -15.45
    VIT CORE Large Cap
     Growth
      2002 (as)                        -      N/A  -      N/A           -           0.00     1.59   -    1.59      N/A   -     N/A
      2001                           < 1     8.97  -     8.97           4           0.01     1.59   -    1.59   -22.02   -  -22.02
    VIT CORE Small Cap
     Equity
      2005                         1,214    11.27  -    18.80      13,903           0.42     1.15   -    2.59     4.86   -   12.67
      2004                            28    13.83  -    17.93         446           0.18     1.15   -    1.85    14.18   -   15.00
      2003                            30    12.11  -    15.59         414           0.23     1.15   -    1.85    43.31   -   44.34
      2002                            29     8.45  -    10.80         279           0.29     1.15   -    1.85   -16.54   -  -15.94
      2001                            25    10.13  -    12.85         301           0.32     1.15   -    1.85     1.29   -    3.33

(as) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
  (continued):
    VIT CORE U.S. Equity
       2005                          668  $ 11.20  -  $ 12.38  $    7,517           1.35%    1.15%  -    2.59%   11.95%  -    5.30%
       2004                           33     9.87  -    11.75         338           1.08     1.15   -    1.85    12.82   -   13.63
       2003                           35     8.75  -    10.34         315           0.76     1.15   -    1.85    27.08   -   28.00
       2002                           29     6.89  -     8.08         208           0.57     1.15   -    1.85   -23.34   -  -22.79
       2001                           26     8.98  -    10.47         258           0.42     1.15   -    1.85   -10.15   -    4.66
    VIT Global Income
       2002 (as)                       -      N/A  -      N/A           -           0.00     1.15   -    1.85      N/A   -     N/A
       2001                           14    10.17  -    11.09         153           7.02     1.15   -    1.85     1.73   -    3.60
    VIT Growth and Income
       2005                          429    10.45  -    10.55       4,518           3.04     1.29   -    2.59     4.53   -    5.46
       2004                            1    10.88  -    10.88           9           1.53     1.59   -    1.59    16.92   -   16.92
       2003                            1     9.31  -     9.31           8           1.30     1.59   -    1.59    22.40   -   22.40
       2002                            1     7.60  -     7.60           6           1.09     1.59   -    1.59   -12.74   -  -12.74
       2001                            1     8.71  -     8.83          12           0.30     1.15   -    1.59   -10.78   -  -10.38
    VIT International Equity
       2005                            3    12.42  -    12.82          33           0.30     1.15   -    1.59    11.92   -   12.41
       2004                            3    11.10  -    11.41          31           1.29     1.15   -    1.59    11.69   -   14.06
       2003                            2     9.94  -    10.05          20           3.78     1.37   -    1.59    33.36   -   33.65
       2002                            2     7.45  -     7.59          16           1.09     1.15   -    1.59   -19.63   -  -19.27
       2001                            2     9.27  -     9.40          20           1.46     1.15   -    1.59   -23.49   -  -23.15
    VIT Mid Cap Value
       2005                          667    11.30  -    11.40       7,597           1.06     1.29   -    2.59    13.00   -   14.01
       2004                          < 1    20.78  -    20.78           9           0.59     1.37   -    1.37    24.17   -   24.17
       2003                          < 1    16.73  -    16.73           8           0.87     1.37   -    1.37    26.65   -   26.65
       2002                          < 1    13.21  -    13.21           6           1.05     1.37   -    1.37    -5.99   -   -5.99
       2001                          < 1    14.06  -    14.06           6           2.19     1.37   -    1.37    10.52   -   10.52

Investments in the Janus
  Aspen Series Sub-Account:
    Forty Portfolio (i)
       2005                            2    12.65  -    12.65          21           0.21     1.50   -    1.50    11.16   -   11.16
       2004 (v) (z)                    2    11.38  -    11.38          19           0.46     1.50   -    1.50    13.82   -   13.82

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(as) For the period beginning January 1, 2002 and ended April 30, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    Foreign Stock (Service
     Shares)
      2005                             2  $ 16.35  -  $ 16.35  $       40           0.77%    1.50%  -    1.50%    4.65%  -    4.65%
      2004                             2    15.62  -    15.62          38           0.27     1.50   -    1.50    16.45   -   16.45
      2003                             2    13.42  -    13.42          33           0.28     1.50   -    1.50    31.39   -   31.39
      2002                             1    10.21  -    10.21           8           0.93     1.50   -    1.50     2.10   -    2.10
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Worldwide Growth
     (Service Shares)
      2004                             -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             -      N/A  -      N/A           -           1.18     1.50   -    1.50      N/A   -     N/A
      2002                             1     8.27  -     8.27           9           1.27     1.50   -    1.50   -17.35   -  -17.35
      2001 (ak) (ar)                   -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
      2005                             1    31.35  -    31.35          22           0.21     1.50   -    1.50    38.67   -   38.67
      2004                           < 1    22.74  -    22.74           9           0.63     1.50   -    1.50    28.63   -   28.63
      2003                           < 1    17.68  -    17.68           7           0.05     1.50   -    1.50    50.65   -   50.65
      2002                           < 1    11.73  -    11.73           5           0.61     1.50   -    1.50    -2.98   -   -2.98
      2001 (ak)                      < 1    12.09  -    12.09           5           0.81     1.50   -    1.50    20.95   -   20.95

Investments in the Lord Abbett
  Series Fund Sub-Accounts:
    All Value
      2005                           772    11.34  -    11.53       8,862           0.54     1.29   -    2.59     5.58   -   13.40
      2004 (y)                       170    10.89  -    10.92       1,850           0.57     1.29   -    2.29     8.93   -    9.20
    Bond-Debenture
      2005                         1,735    10.20  -    10.37      17,927           8.07     1.29   -    2.59     0.00   -    2.01
      2004 (y)                       253    10.34  -    10.37       2,625           8.91     1.29   -    2.44     3.40   -    3.70
    Growth and Income
      2005                         2,117    10.93  -    11.11      23,456           1.60     1.29   -    2.59     1.92   -    9.32
      2004 (y)                       362    10.87  -    10.90       3,950           1.23     1.29   -    2.44     8.73   -    9.04
    Growth Opportunities
      2005                           459    11.35  -    11.52       5,268           0.00     1.29   -    2.44     3.28   -   13.51
      2004 (y)                        68    11.12  -    11.15         753           0.00     1.29   -    2.34    11.23   -   11.53

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Lord Abbett
  Series Fund Sub-Accounts
  (continued):
    Mid-Cap Value
      2005                         3,079  $ 11.70  -  $ 11.90  $   36,499           0.74%    1.29%  -    2.59%    6.83%  -   17.01%
      2004 (y)                       411    11.10  -    11.14       4,574           0.47     1.29   -    2.44    11.03   -   11.36

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
      2004 (aa)                        -      N/A  -      N/A           -           0.00     0.83   -    0.83      N/A   -     N/A
      2003                           996     9.85  -    10.08      11,294           0.00     0.83   -    2.20    35.68   -   37.55
      2002                           277     7.26  -     7.33       2,071           0.00     0.83   -    2.20   -27.40   -  -26.73
      2001 (ak)                      < 1    11.48  -    11.48           4           0.00     1.50   -    1.50    14.82   -   14.82
    LSA Balanced
      2004 (ab)                        -      N/A  -      N/A           -           0.24     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.43  -    10.43           9           1.23     1.50   -    1.50    27.29   -   27.29
      2002                             1     8.20  -     8.20           6           1.22     1.50   -    1.50   -19.53   -  -19.53
      2001                           < 1    10.19  -    10.19           3           1.87     1.50   -    1.50     1.86   -    1.86
    LSA Basic Value
      2004 (s)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.62  -    11.62           8           0.00     1.50   -    1.50    31.42   -   31.42
      2002                           < 1     8.84  -     8.84           4           0.00     1.50   -    1.50   -22.88   -  -22.88
      2001 (ak)                      < 1    11.46  -    11.46           2           0.03     1.50   -    1.50    14.64   -   14.64
    LSA Blue Chip
      2004 (ac)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             2    10.06  -    10.06          16           0.02     1.50   -    1.50    23.36   -   23.36
      2002                             2     8.16  -     8.16          12           0.00     1.50   -    1.50   -27.30   -  -27.30
      2001 (ak)                        1    11.22  -    11.22           6           0.00     1.50   -    1.50    12.22   -   12.22
    LSA Capital Appreciation
      2004 (z)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.44  -    11.44          17           0.00     1.50   -    1.50    28.39   -   28.39
      2002                             1     8.91  -     8.91          13           0.00     1.50   -    1.50   -29.73   -  -29.73
      2001 (ak)                      < 1    12.68  -    12.68           5           0.00     1.50   -    1.50    26.82   -   26.82

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth
      2004 (ad)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                            21     9.99  -     9.99         173           0.21     1.50   -    1.50    21.69   -   21.69
      2002                             6     8.21  -     8.21          40           0.03     1.50   -    1.50   -25.51   -  -25.51
      2001 (al)                        1    11.02  -    11.02           4           0.00     1.50   -    1.50    10.24   -   10.24
    LSA Disciplined Equity
      2003 (at)                        -     8.50  -     8.50           -           0.00     1.50   -    1.50     4.23   -    4.23
      2002                             1     8.16  -     8.16           6           0.41     1.50   -    1.50   -26.38   -  -26.38
      2001                             1    11.08  -    11.08           6           0.22     1.50   -    1.50    10.83   -   10.83
    LSA Diversified Mid Cap
      2004 (ae)                        -      N/A  -      N/A           -           0.02     1.50   -    1.50      N/A   -     N/A
      2003                             1    12.38  -    12.38          11           0.07     1.50   -    1.50    30.81   -   30.81
      2002                             1     9.47  -     9.47           7           0.08     1.50   -    1.50   -20.46   -  -20.46
      2001 (ak)                      < 1    11.90  -    11.90           5           0.13     1.50   -    1.50    19.01   -   19.01
    LSA Emerging Growth
     Equity
      2004 (af)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.91  -    10.91           8           0.00     1.50   -    1.50    44.73   -   44.73
      2002                             1     7.54  -     7.54           5           0.00     1.50   -    1.50   -42.77   -  -42.77
      2001                             1    13.17  -    13.17          10           0.03     1.50   -    1.50    31.69   -   31.69
    LSA Equity Growth
      2004 (ag)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003 (at)                      305     9.33  -     9.33       3,651           0.00     1.50   -    1.50    21.62   -   21.62
      2002                             7     7.67  -     7.67          57           0.00     1.50   -    1.50   -30.87   -  -30.87
      2001                             1    11.10  -    11.10          10           0.06     1.50   -    1.50    11.02   -   11.02
    LSA Mid Cap Value
      2004 (ah)                        -      N/A  -      N/A           -           0.08     1.50   -    1.50      N/A   -     N/A
      2003                           744    15.04  -    15.04      11,272           0.09     1.50   -    1.50    37.68   -   37.68
      2002                            22    10.92  -    10.92         244           0.20     1.50   -    1.50     9.21   -    9.21
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002
(at) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Value Equity
      2004 (ai)                        -  $   N/A  -  $   N/A  $        -           0.38%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                             1    10.90  -    10.90           7           1.48     1.50   -    1.50    28.49   -   28.49
      2002                             1     8.49  -     8.49           5           0.00     1.50   -    1.50   -23.34   -  -23.34
      2001                             1    11.07  -    11.07           9           0.49     1.50   -    1.50    10.71   -   10.71

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth
      2005                           319     5.27  -    11.09       2,641           0.00     1.15   -    1.65     7.41   -    7.94
      2004                           387     4.90  -    10.27       2,926           0.00     1.15   -    1.65    11.11   -   11.67
      2003                           484     4.41  -     9.20       3,233           0.00     1.15   -    1.65    28.10   -   28.74
      2002                           570     3.44  -     7.15       2,932           0.00     1.15   -    1.65   -34.85   -  -34.52
      2001                           651     5.29  -    10.91       5,170           0.00     1.15   -    1.65   -34.58   -  -34.25
    MFS High Income
      2005                            73    11.79  -    12.09         873           6.89     1.25   -    1.65     0.49   -    0.89
      2004                            80    11.73  -    11.99         959           4.77     1.25   -    1.65     7.36   -    7.79
      2003                            71    10.93  -    11.12         783           4.07     1.25   -    1.65    16.03   -   16.49
      2002                            47     9.42  -     9.55         447           7.56     1.25   -    1.65     0.89   -    1.29
      2001                            36     9.33  -     9.42         341           6.88     1.25   -    1.65     0.39   -    0.80
    MFS Investors Trust
      2005                           401     8.60  -    10.31       3,774           0.55     1.15   -    1.65     5.56   -    6.09
      2004                           436     8.69  -     8.88       3,878           0.60     1.25   -    1.65     9.53   -    9.97
      2003                           420     7.94  -     8.08       3,395           0.62     1.25   -    1.65    20.15   -   20.63
      2002                           411     6.60  -     6.70       2,766           0.60     1.25   -    1.65   -33.95   -  -21.95
      2001                           365     8.54  -     8.58       3,172           0.43     1.25   -    1.45   -17.17   -  -17.00
    MFS Limited Maturity
      2001 (au)                        -      N/A  -      N/A           -           0.00     0.00   -    0.00      N/A   -     N/A
    MFS New Discovery
      2005                           261     8.56  -    10.39       3,548           0.00     1.15   -    1.65     3.53   -    4.02
      2004                           306    12.94  -    13.22       4,000           0.00     1.25   -    1.65     4.78   -    5.20
      2003                           312    12.35  -    12.57       3,879           0.00     1.25   -    1.65    31.53   -   32.06
      2002                           286     9.39  -     9.52       2,722           0.00     1.25   -    1.65   -32.75   -  -32.48
      2001                           225    13.96  -    14.09       3,210           0.00     1.25   -    1.65    -6.59   -   -6.22

(ai) On April 30, 2004, LSA Value Equity merged into Investors
(au) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Research
      2005                           205  $  7.33  -  $  9.48  $    1,755           0.47%    1.15%  -    1.65%    6.04%  -    6.57%
      2004                           249     6.92  -     8.89       1,983           1.03     1.15   -    1.65    13.95   -   14.53
      2003                           306     6.07  -     7.77       2,134           0.65     1.15   -    1.65    22.67   -   23.28
      2002                           324     4.95  -     6.30       1,837           0.26     1.15   -    1.65   -25.77   -  -25.40
      2001                           390     6.67  -     8.44       2,962           1.30     1.15   -    1.65   -22.55   -  -22.16
    MFS Research Bond (j)
      2005                           214    13.70  -    14.05       2,997           5.20     1.25   -    1.65    -0.14   -    0.26
      2004                           246    13.72  -    14.02       3,438           6.02     1.25   -    1.65     4.33   -    4.75
      2003                           209    13.15  -    13.38       2,793           5.69     1.25   -    1.65     7.55   -    7.98
      2002                           183    12.22  -    12.39       2,263           5.84     1.25   -    1.65     7.14   -    7.57
      2001                           121    11.41  -    11.52       1,394           4.58     1.25   -    1.65     6.92   -    7.35
    MFS Utilities
      2005                            13    13.57  -    13.80         173           0.52     1.35   -    1.65    15.28   -   35.71
      2004                             8    11.83  -    11.97          96           1.43     1.35   -    1.69    28.02   -   28.45
      2003                             8     9.24  -     9.31          74           1.91     1.37   -    1.69    33.62   -   34.07
      2002                             8     6.92  -     6.95          58           1.30     1.37   -    1.69   -30.82   -  -23.78
      2001 (al)                        2     9.12  -     9.12          17           0.00     1.47   -    1.47    -8.84   -   -8.84

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS Emerging Growth
     (Service Class)
      2005                            78     7.96  -     8.15         634           0.00     1.35   -    1.85     6.91   -    7.46
      2004                            93     7.45  -     7.59         704           0.00     1.35   -    1.85    10.63   -   11.20
      2003                            98     6.73  -     6.82         669           0.00     1.35   -    1.85    27.53   -   28.18
      2002                            93     5.28  -     5.32         496           0.00     1.35   -    1.85   -35.08   -  -34.75
      2001 (al)                       58     8.13  -     8.16         476           0.00     1.35   -    1.85   -18.70   -  -18.42
    MFS Investors Trust
     (Service Class)
      2005                            77     9.34  -     9.57         733           0.31     1.35   -    1.85     5.05   -    5.58
      2004                            87     8.90  -     9.06         790           0.43     1.35   -    1.85     9.07   -    9.63
      2003                            92     8.16  -     8.27         765           0.46     1.35   -    1.85    19.58   -   20.19
      2002                            91     6.82  -     6.88         632           0.48     1.35   -    1.85   -22.61   -  -22.22
      2001 (al)                       45     8.81  -     8.84         401           0.00     1.35   -    1.85   -11.87   -  -11.57

(j) Previously known as MFS Bond
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
    MFS New Discovery
     (Service Class)
      2005                           116  $  9.03  -  $  9.25  $    1,075           0.00%    1.35%  -    1.85%    3.09%  -    3.62%
      2004                           120    11.87  -    11.87       1,075           0.00     1.50   -    1.50     4.62   -    4.62
      2003                           120    11.34  -    11.34       1,031           0.00     1.50   -    1.50    31.43   -   31.43
      2002                           103     8.63  -     8.63         673           0.00     1.50   -    1.50   -32.83   -  -32.83
      2001 (al)                       17    12.85  -    12.85         161           0.00     1.50   -    1.50    28.50   -   28.50
    MFS Research
     (Service Class)
      2005                            47     9.11  -     9.32         439           0.30     1.35   -    1.85     5.59   -    6.12
      2004                            49     8.62  -     8.79         430           0.88     1.35   -    1.85    13.43   -   14.01
      2003                            51     7.60  -     7.71         397           0.38     1.35   -    1.85    22.07   -   22.69
      2002                            52     6.23  -     6.28         330           0.11     1.35   -    1.85   -26.11   -  -25.74
      2001 (al)                       24     8.43  -     8.46         201           0.00     1.35   -    1.85   -15.70   -  -15.42
    MFS Utilities
     (Service Class)
      2005                           102    11.04  -    11.31       1,352           0.68     1.35   -    1.85    14.42   -   15.00
      2004                            63    13.05  -    13.05         635           1.26     1.50   -    1.50    27.90   -   27.90
      2003                            78    10.21  -    10.21         614           1.99     1.50   -    1.50    33.54   -   33.54
      2002                            75     7.64  -     7.64         440           2.33     1.50   -    1.50   -23.57   -  -23.57
      2001 (al)                       67     7.52  -     7.55         503           0.00     1.35   -    1.85   -24.80   -  -24.54

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
      2005                         2,887     8.86  -     9.43      30,046           0.00     0.70   -    2.05    20.68   -   22.31
      2004                         3,564     7.34  -     7.71      36,091           0.01     0.70   -    2.05    10.43   -   11.93
      2003                         4,391     6.65  -     6.89      40,215           0.01     0.70   -    2.05    23.50   -   25.18
      2002                         5,099     5.38  -     5.50      37,744           0.31     0.70   -    2.05   -24.18   -  -23.14
      2001                         6,802     7.10  -     7.16      66,416           0.32     0.70   -    2.05   -29.02   -  -28.96
    Capital Growth
      2002 (av)                        -      N/A  -      N/A           -           0.48     0.70   -    2.05      N/A   -     N/A
      2001                         4,701     7.45  -     7.78      96,677           0.54     0.70   -    2.05   -26.83   -  -25.52

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Dividend Growth
      2005                        18,424  $ 10.78  -  $ 12.24  $  545,559           1.26%    0.70%  -    2.05%    3.47%  -    4.87%
      2004                        22,317    10.42  -    11.67     696,586           1.55     0.70   -    2.05     6.26   -    7.70
      2003                        27,375     9.81  -    10.83     820,639           1.85     0.70   -    2.05    25.30   -   27.00
      2002                        31,946     7.83  -     8.53     779,026           2.00     0.70   -    2.05   -19.68   -  -18.59
      2001                        38,547     9.75  -    10.48   1,198,348           1.85     0.70   -    2.05    -5.87   -   -2.55
    Equity
      2005                        13,231     8.15  -     8.49     459,943           0.00     0.70   -    2.05    15.77   -   17.33
      2004                        14,403     6.95  -     7.34     511,428           0.40     0.70   -    2.05     8.89   -   10.37
      2003                        17,326     6.30  -     6.74     588,664           0.37     0.70   -    2.05    20.31   -   21.95
      2002                        20,268     5.16  -     5.60     595,598           0.35     0.70   -    2.05   -22.82   -  -21.76
      2001                        24,148     6.60  -     7.25     978,551           0.48     0.70   -    2.05   -27.45   -  -27.38
    European Growth
      2005                         5,072     9.60  -     9.81     134,885           1.17     0.70   -    2.05     6.49   -    7.93
      2004                         5,979     9.01  -     9.09     167,620           1.12     0.70   -    2.05    10.45   -   11.95
      2003                         7,200     8.12  -     8.16     187,302           0.86     0.70   -    2.05    26.41   -   28.13
      2002                         8,623     6.34  -     6.45     182,586           1.46     0.70   -    2.05   -22.96   -  -21.91
      2001                        10,422     8.11  -     8.38     298,772           1.11     0.70   -    2.05   -18.33   -  -16.22
    Global Advantage
      2005                         2,048     7.96  -     8.52      17,769           0.28     0.70   -    2.05     4.64   -    6.05
      2004                         2,664     7.51  -     8.14      22,063           0.43     0.70   -    2.05    10.26   -   11.75
      2003                         3,230     6.72  -     7.39      24,224           1.06     0.70   -    2.05    28.46   -   30.20
      2002                         3,702     5.16  -     5.75      21,521           0.83     0.70   -    2.05   -22.42   -  -21.37
      2001                         5,073     6.56  -     7.41      37,827           0.63     0.70   -    2.05   -25.89   -  -23.87
    Global Dividend Growth
      2005                         8,403    12.33  -    13.61     169,963           1.63     0.70   -    2.05     4.19   -    5.60
      2004                        10,008    11.83  -    12.89     201,476           1.45     0.70   -    2.05    12.60   -   14.13
      2003                        11,608    10.51  -    11.29     209,033           1.91     0.70   -    2.05    29.39   -   31.15
      2002                        13,562     8.12  -     8.61     190,169           1.80     0.70   -    2.05   -14.29   -  -13.13
      2001                        16,305     9.48  -     9.91     269,474           2.70     0.70   -    2.05    -6.91   -   -5.24
    High Yield
      2005                         2,986     5.70  -     7.60      33,636           6.98     0.70   -    2.05     0.12   -    1.47
      2004                         3,956     5.62  -     7.59      46,919           7.46     0.70   -    2.05     7.61   -    9.08
      2003                         4,896     5.15  -     7.05      54,254          10.14     0.70   -    2.05    25.14   -   26.84
      2002                         4,838     4.06  -     5.63      43,505          18.30     0.70   -    2.05    -9.02   -   -7.78
      2001                         6,229     4.40  -     6.19      62,081          18.08     0.70   -    2.05   -38.08   -  -34.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Income Builder
      2005                         2,399  $ 12.57  -  $ 13.66  $   37,101           2.63%    0.70%  -    2.05%    4.79%  -    6.21%
      2004                         3,118    11.99  -    12.86      46,418           3.61     0.70   -    2.05     8.71   -   10.19
      2003                         3,590    11.03  -    11.67      49,256           3.09     0.70   -    2.05    18.39   -   20.00
      2002                         4,059     9.32  -     9.72      47,094           4.20     0.70   -    2.05    -8.29   -   -6.82
      2001                         4,728    10.06  -    10.60      60,291           4.71     0.70   -    1.85     0.63   -    6.02
    Information
      2005                           619     4.62  -    11.74       2,932           0.00     0.83   -    1.85    -1.24   -   -0.23
      2004                           859     4.79  -    11.77       4,091           0.00     0.83   -    2.05     1.44   -    2.69
      2003                         1,036     4.72  -    11.46       4,837           0.00     0.83   -    2.05    57.81   -   59.75
      2002                           664     2.99  -     7.17       1,961           0.94     0.83   -    2.05   -44.24   -  -28.27
      2001                           830     5.24  -     5.37       4,346           0.20     1.28   -    2.05   -47.60   -  -46.33
    Limited Duration
      2005                         3,545    10.78  -    11.91      40,508           3.87     0.70   -    1.85     0.01   -    1.16
      2004                         4,395    10.61  -    11.77      50,056           4.12     0.70   -    2.05    -0.64   -    0.71
      2003                         5,392    10.68  -    11.69      61,420           4.05     0.70   -    2.05     0.15   -    1.51
      2002                         6,130    10.66  -    11.51      69,291           3.58     0.70   -    2.05     1.94   -    3.33
      2001                         2,240    10.46  -    11.14      24,710           4.23     0.70   -    2.05     4.61   -    5.98
    Money Market
      2005                         9,494     9.93  -    11.13     134,039           2.68     0.70   -    2.05     0.71   -    2.07
      2004                        11,900     9.86  -    10.90     166,792           0.79     0.70   -    2.05    -1.18   -    0.16
      2003                        16,876     9.98  -    10.89     237,222           0.66     0.70   -    2.05    -1.37   -   -0.03
      2002 (av)                   28,382    10.12  -    10.89     402,007           1.31     0.70   -    2.05     0.63   -    1.21
      2001                        30,239    10.19  -    10.82     432,633           4.04     0.70   -    2.05     1.94   -    3.17
    Pacific Growth
      2004 (aj)                        -      N/A  -      N/A           -           0.00     0.70   -    2.05      N/A   -     N/A
      2003                         5,498     4.84  -     6.48      22,979           0.00     0.70   -    2.05    27.02   -   28.74
      2002                         5,625     3.76  -     5.10      18,319           0.00     0.70   -    2.05   -24.43   -  -23.40
      2001                         7,159     4.90  -     6.75      30,415           1.88     0.70   -    2.05   -32.47   -  -27.93
    Quality Income Plus
      2005                         9,929    12.32  -    14.56     219,645           5.10     0.70   -    2.05     1.23   -    2.61
      2004                        12,316    12.17  -    14.19     276,600           5.45     0.70   -    2.05     3.09   -    4.49
      2003                        15,564    11.81  -    13.58     340,872           5.68     0.70   -    2.05     6.25   -    7.69
      2002                        19,078    11.11  -    12.61     397,716           6.01     0.70   -    2.05     3.37   -    4.78
      2001                        20,924    10.75  -    12.04     425,671           6.02     0.70   -    2.05     7.51   -    8.80

(aj) For the period beginning January 1, 2004 and ended April 30, 2004
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    S&P 500 Index
      2005                         9,063  $  9.06  -  $  9.22  $   96,741           1.62%    0.70%  -    2.05%    2.52%  -    3.91%
      2004                        11,740     8.84  -     8.87     122,996           0.96     0.70   -    2.05     8.35   -    9.82
      2003                        13,279     8.08  -     8.16     127,914           1.01     0.70   -    2.05    25.26   -   26.96
      2002                        13,650     6.36  -     6.51     104,609           1.01     0.70   -    2.05   -24.06   -  -23.03
      2001                        15,542     8.27  -     8.58     156,594           0.90     0.70   -    2.05   -14.22   -  -12.85
    Strategist
      2005                        10,340    11.10  -    12.27     271,309           1.90     0.70   -    2.05     6.13   -    7.57
      2004                        12,349    10.46  -    11.41     325,336           1.91     0.70   -    2.05     8.13   -    9.60
      2003                        14,584     9.68  -    10.41     366,549           1.65     0.70   -    2.05    23.68   -   25.36
      2002                        16,778     7.82  -     8.30     351,932           1.54     0.70   -    2.05   -11.72   -  -10.52
      2001                        20,192     8.86  -     9.28     494,635           2.47     0.70   -    2.05   -11.39   -  -10.81
    Utilities
      2005                         6,612     8.50  -     8.98     143,844           2.34     0.70   -    2.05    12.30   -   13.82
      2004                         7,513     7.57  -     7.89     157,840           2.49     0.70   -    2.05    18.21   -   19.82
      2003                         9,199     6.41  -     6.58     165,009           2.83     0.70   -    2.05    14.96   -   16.53
      2002                        11,242     5.57  -     5.65     179,523           2.79     0.70   -    2.05   -24.43   -  -23.40
      2001                        14,351     7.37  -     7.37     309,754           2.17     0.70   -    2.05   -26.27   -  -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
     (Class Y Shares)
      2005                         2,999    15.88  -    16.45      28,565           0.00     1.29   -    2.59    19.56   -   21.15
      2004                         3,342    13.29  -    13.58      26,131           0.00     1.29   -    2.59     9.56   -   11.02
      2003                         3,669    12.13  -    12.23      25,091           0.00     1.29   -    2.59    21.26   -   22.34
      2002                         3,298     5.19  -     6.91      17,226           0.10     1.35   -    2.20   -24.52   -  -23.87
      2001                         2,712     6.82  -     9.16      18,529           0.33     1.35   -    2.20   -29.58   -   -8.43
    Capital Growth
     (Class Y Shares)
      2002 (aw)                        -       NA  -       NA           -           0.27     1.35   -    2.20       NA   -      NA
      2001                           919     7.04  -     8.80       6,472           0.55     1.35   -    2.20   -27.48   -  -12.03

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts (continued):
    Dividend Growth
     (Class Y Shares)
      2005                        11,696  $ 13.15  -  $ 13.62  $  135,625           1.08%    1.29%  -    2.59%    2.63%  -    4.00%
      2004                        11,891    12.81  -    13.10     132,693           1.43     1.29   -    2.59     5.41   -    6.81
      2003                        11,170    12.15  -    12.26     114,227           1.65     1.29   -    2.59    21.52   -   22.60
      2002                         8,696     7.42  -     8.04      68,923           1.99     1.35   -    2.20   -20.02   -  -19.33
      2001                         5,970     9.28  -     9.97      59,002           1.79     1.35   -    2.20    -7.18   -   -6.70
    Equity
     (Class Y Shares)
      2005                        12,195    14.61  -    15.14     119,287           0.00     1.29   -    2.59    14.85   -   16.38
      2004                        13,667    12.72  -    13.01     112,120           0.22     1.29   -    2.59     7.99   -    9.43
      2003                        14,125    11.78  -    11.88      98,665           0.14     1.29   -    2.59    17.80   -   18.84
      2002                        11,901     5.31  -     8.10      63,832           0.19     1.35   -    2.30   -22.50   -  -19.01
      2001                         8,803     6.86  -     9.19      60,598           0.31     1.35   -    2.20   -28.05   -   -8.10
    European Growth
     (Class Y Shares)
      2005                         3,838    14.55  -    15.07      38,367           0.97     1.29   -    2.59     5.56   -    6.96
      2004                         4,429    13.78  -    14.09      41,305           0.98     1.29   -    2.59     9.57   -   11.03
      2003                         4,424    12.58  -    12.69      35,785           0.61     1.29   -    2.59    25.79   -   26.90
      2002                         3,700     5.76  -     8.05      21,755           1.85     1.35   -    2.30   -22.58   -  -19.50
      2001                         2,730     7.44  -     9.53      20,541           1.21     1.35   -    2.20   -19.03   -   -4.74
    Global Advantage
     (Class Y Shares)
      2005                         1,190    14.17  -    14.68      10,387           0.05     1.29   -    2.59     3.69   -    5.07
      2004                         1,302    13.66  -    13.97      10,869           0.30     1.29   -    2.59     9.38   -   10.84
      2003                         1,276    12.49  -    12.60       9,194           0.74     1.29   -    2.59    24.92   -   26.03
      2002                         1,033     4.95  -     8.06       5,212           0.66     1.35   -    2.30   -22.00   -  -19.42
      2001                           917     6.35  -     8.95       5,854           0.62     1.35   -    2.20   -24.57   -  -10.52
    Global Dividend Growth
     (Class Y Shares)
      2005                         5,317    14.85  -    15.38      69,331           1.47     1.29   -    2.59     3.43   -    4.81
      2004                         5,319    14.36  -    14.68      65,871           1.37     1.29   -    2.59    11.68   -   13.17
      2003                         4,330    12.86  -    12.97      46,680           1.63     1.29   -    2.59    28.57   -   29.71
      2002                         2,607     7.89  -     8.13      20,621           1.86     1.35   -    2.30   -18.74   -  -13.89
      2001                         1,127     9.17  -     9.66      10,357           2.50     1.35   -    2.20    -7.71   -   -3.44

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    High Yield
     (Class Y Shares)
      2005                         4,278  $ 11.90  -  $ 12.33  $   33,289           7.05%    1.29%  -    2.59%   -0.71%  -    0.61%
      2004                         4,910    11.99  -    12.25      37,267           7.51     1.29   -    2.59     6.73   -    8.15
      2003                         5,305    11.23  -    11.33      33,806           8.97     1.29   -    2.59    12.32   -   13.31
      2002                         2,433     4.14  -     9.10      10,639          18.51     1.35   -    2.30    -8.99   -   -8.60
      2001                         1,281     4.53  -     7.69       6,088          21.82     1.35   -    2.20   -34.81   -  -23.06
    Income Builder
     (Class Y Shares)
      2005                         3,485    12.96  -    13.43      43,791           2.46     1.29   -    2.59     3.95   -    5.34
      2004                         3,881    12.47  -    12.75      46,473           3.55     1.29   -    2.59     7.85   -    9.29
      2003                         3,718    11.56  -    11.67      40,658           2.90     1.29   -    2.59    15.63   -   16.66
      2002                         1,482     8.88  -     9.17      13,401           4.48     1.35   -    2.30   -11.23   -   -9.19
      2001                           709     9.60  -    10.10       7,100           4.76     1.35   -    2.20    -4.03   -    0.73
    Information
     (Class Y Shares)
      2005                         1,511    14.58  -    15.10       9,036           0.00     1.29   -    2.59    -2.38   -   -1.09
      2004                         2,101    14.93  -    15.27      12,763           0.00     1.29   -    2.59     0.68   -    2.02
      2003                         2,271    14.83  -    14.96      13,028           0.00     1.29   -    2.59    48.33   -   49.65
      2002                         1,667     2.92  -     7.43       5,044           1.07     1.35   -    2.30   -44.05   -  -25.69
      2001                         1,378     5.23  -     8.91       7,356           0.18     1.35   -    2.20   -43.76   -  -10.94
    Limited Duration
     (Class Y Shares)
      2005                        11,553     9.68  -    10.03     120,269           3.70     1.29   -    2.59    -1.11   -    0.20
      2004                        11,437     9.79  -    10.00     120,213           4.01     1.29   -    2.59    -1.45   -   -0.13
      2003                        11,259     9.93  -    10.02     120,623           3.95     1.29   -    2.59    -0.70   -    0.18
      2002                         6,502    10.12  -    11.09      70,981           3.13     1.35   -    2.30     1.22   -    2.41
      2001                         2,087    10.25  -    10.82      22,344           3.47     1.35   -    2.20     2.47   -    5.06
    Money Market
     (Class Y Shares)
      2005                         9,420     9.64  -     9.99      94,188           2.51     1.29   -    2.59     1.21   -   -0.11
      2004                         8,639     9.65  -     9.87      85,984           0.59     1.29   -    2.59    -1.99   -   -0.68
      2003                         8,984     9.85  -     9.94      90,996           0.40     1.29   -    2.59    -1.52   -   -0.64
      2002 (aw)                   12,744     9.92  -    10.46     131,413           1.01     1.35   -    2.30    -0.78   -   -0.27
      2001                         9,369    10.02  -    10.49      97,217           3.35     1.35   -    2.20     0.22   -    2.25

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Pacific Growth
     (Class Y Shares)
      2004 (aj)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.29%  -    2.44%     N/A%  -     N/A%
      2003                         1,166    13.83  -    13.94       7,364           0.00     1.29   -    2.44    38.35   -   39.43
      2002                           631     3.94  -     6.09       2,619           0.00     1.35   -    2.20   -25.23   -  -24.59
      2001                           293     5.22  -     8.14       1,629           3.73     1.35   -    2.20   -28.24   -  -18.60
    Quality Income Plus
     (Class Y Shares)
      2005                        16,194    10.50  -    10.88     191,363           4.85     1.29   -    2.59     0.41   -    1.75
      2004                        14,099    10.46  -    10.69     170,081           5.24     1.29   -    2.59     2.35   -    3.72
      2003                        11,264    10.22  -    10.31     136,406           5.95     1.29   -    2.59     2.20   -    3.11
      2002                         8,406    10.33  -    12.04      99,130           5.73     1.35   -    2.30     3.28   -    3.85
      2001                         4,637    10.39  -    11.59      52,927           5.34     1.35   -    2.20     3.89   -    7.85
    S&P 500 Index
     (Class Y Shares)
      2005                        15,651    13.12  -    13.60     157,007           1.40     1.29   -    2.59     1.74   -    3.09
      2004                        16,146    12.90  -    13.19     151,930           0.81     1.29   -    2.59     7.44   -    8.87
      2003                        15,307    12.01  -    12.11     127,061           0.82     1.29   -    2.59    20.07   -   21.14
      2002                        10,380     5.90  -     7.13      61,909           0.94     1.35   -    2.20   -24.35   -  -23.71
      2001                         5,853     7.73  -     9.42      45,552           0.86     1.35   -    2.20   -13.71   -   -5.81
    Strategist
     (Class Y Shares)
      2005                         8,176    13.47  -    13.95      94,837           1.72     1.29   -    2.59     5.27   -    6.67
      2004                         8,876    12.79  -    13.08      95,972           1.74     1.29   -    2.59     7.26   -    8.70
      2003                         8,863    11.93  -    12.03      87,272           1.45     1.29   -    2.59    19.28   -   20.34
      2002                         7,216     7.78  -     8.89      55,794           1.43     1.35   -    2.30   -11.32   -  -11.06
      2001                         5,356     8.77  -     9.50      46,793           2.47     1.35   -    2.20   -11.61   -   -4.97
    Utilities
     (Class Y Shares)
      2005                         3,375    14.88  -    15.42      32,047           2.19     1.29   -    2.59    11.40   -   12.88
      2004                         3,569    13.36  -    13.66      29,343           2.33     1.29   -    2.59    17.17   -   18.73
      2003                         3,738    11.40  -    11.51      25,295           2.70     1.29   -    2.59    14.04   -   15.05
      2002                         3,518     5.61  -     6.23      19,653           2.81     1.35   -    2.20   -24.76   -  -24.11
      2001                         3,257     7.40  -     8.28      24,013           2.20     1.35   -    2.20   -26.98   -  -17.17

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Neuberger &
  Berman Advisors Management
  Trust Sub-Accounts:
    AMT Guardian
      2005                             -  $     -  -  $     -  $        -           0.00%    0.00%  -    0.00%    0.00%  -    0.00%
      2004                             1    12.62  -    12.62          10           0.13     1.59   -    1.59    13.99   -   13.99
      2003                             1    11.07  -    11.07           7           0.83     1.59   -    1.59    29.68   -   29.68
      2002                             1     8.54  -     8.54           6           0.76     1.59   -    1.59   -27.61   -  -27.61
      2001                             1    11.79  -    11.88          16           0.46     1.37   -    1.59    -3.07   -   18.75
    AMT Mid-Cap Growth
      2005                             2    13.93  -    14.38          32           0.00     1.15   -    1.59    11.95   -   12.44
      2004                             2    12.45  -    12.79          28           0.00     1.15   -    1.59    14.47   -   14.98
      2003                             2    10.87  -    11.12          25           0.00     1.15   -    1.59    26.05   -   26.61
      2002                             2     8.63  -     8.78          20           0.00     1.15   -    1.59   -30.46   -  -30.15
      2001                             3    12.40  -    12.58          42           0.01     1.15   -    1.59   -25.84   -  -25.51
    AMT Partners
      2005                            11    13.94  -    13.94         159           0.96     1.59   -    1.59    16.19   -   16.19
      2004                            12    12.00  -    12.00         140           0.01     1.59   -    1.59    17.10   -   17.10
      2003                            12    10.25  -    10.25         121           0.00     1.59   -    1.59    32.96   -   32.96
      2002                            13     7.71  -     7.71          98           0.58     1.59   -    1.59   -25.34   -  -25.34
      2001                            16    10.32  -    10.32         165           0.38     1.59   -    1.59    -4.37   -   -4.37

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth
      2005                           351     9.54  -     9.97       2,923           0.00     1.15   -    1.85    10.26   -   11.05
      2004                           397     8.59  -     9.04       2,956           0.00     1.15   -    1.85    17.56   -   18.41
      2003                           431     7.26  -     7.69       2,741           0.00     1.15   -    1.85    23.27   -   24.16
      2002                           504     5.84  -     6.24       2,542           0.64     1.15   -    1.85   -29.13   -  -28.62
      2001                           443     8.19  -     8.80       2,986           0.74     1.15   -    1.85   -32.06   -  -11.97
    Oppenheimer Balanced
      2005                           808    11.38  -    12.97      10,497           1.81     1.15   -    1.85     1.97   -    2.70
      2004                           948    11.16  -    12.63      12,084           1.04     1.15   -    1.85     8.06   -    8.84
      2003                         1,032    10.33  -    11.60      12,224           2.89     1.15   -    1.85    22.65   -   23.53
      2002                         1,078     8.42  -     9.39      10,442           3.27     1.15   -    1.85   -12.06   -  -11.43
      2001                           960     9.58  -    10.60      10,842           2.20     1.15   -    1.85    -4.23   -    1.04
    Oppenheimer Capital
     Appreciation
      2005                         1,368     8.65  -    10.62      13,704           0.91     1.15   -    1.85     3.16   -    3.90
      2004                         1,553    10.58  -    10.81      14,953           0.31     1.25   -    1.65     5.19   -    5.61
      2003                         1,581    10.06  -    10.24      14,409           0.35     1.25   -    1.65    28.80   -   29.32
      2002                         1,588     7.81  -     7.92      11,150           0.64     1.25   -    1.65   -28.06   -  -27.77
      2001                         1,376    10.86  -    10.96      13,610           0.47     1.25   -    1.65   -14.02   -  -13.67

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Core
     Bond (k)
      2005                           347  $ 13.06  -  $ 13.40  $    4,634           5.38%    1.25%  -    1.65%    0.91%  -    1.32%
      2004                           399    12.94  -    13.22       5,253           4.64     1.25   -    1.65     3.77   -    4.18
      2003                           386    12.47  -    12.69       4,894           4.79     1.25   -    1.65     5.03   -    5.45
      2002                           726    11.87  -    12.04       8,735           6.14     1.25   -    1.65     7.29   -    7.72
      2001                           477    11.07  -    11.17       5,325           5.83     1.25   -    1.65     6.01   -    6.44
    Oppenheimer Global
     Securities
      2005                           731    13.07  -    17.16      12,029           1.00     1.15   -    1.85    12.20   -   13.00
      2004                           788    15.96  -    16.31      11,428           1.21     1.25   -    1.65    17.21   -   17.68
      2003                           857    13.61  -    13.86      10,485           0.67     1.25   -    1.65    40.68   -   41.25
      2002                           946     9.68  -     9.81       8,181           0.60     1.25   -    1.65   -23.41   -  -23.10
      2001                           973    12.64  -    12.76      10,954           0.51     1.25   -    1.65   -13.49   -  -13.14
    Oppenheimer High
     Income
      2005                           161    12.05  -    12.36       1,982           6.77     1.25   -    1.65     0.64   -    1.05
      2004                           174    11.97  -    12.23       2,117           5.84     1.25   -    1.65     7.18   -    7.61
      2003                           137    11.17  -    11.37       1,548           5.98     1.25   -    1.65    11.67   -   22.42
      2002                           115     9.22  -     9.28       1,062          11.89     1.25   -    1.45    -3.80   -   -3.61
      2001                           137     9.59  -     9.63       1,318           7.52     1.25   -    1.45     0.49   -    0.69
    Oppenheimer Main
     Street
      2005                           973     9.84  -    10.12       9,394           1.39     1.15   -    1.85     4.02   -    4.77
      2004                         1,169     9.40  -     9.73      10,777           0.84     1.15   -    1.85     7.43   -    8.21
      2003                         1,307     8.68  -     9.06      11,121           0.92     1.15   -    1.85    24.38   -   25.27
      2002                         1,352     6.93  -     7.28       9,182           0.78     1.15   -    1.85   -20.30   -  -19.73
      2001                         1,453     8.64  -     9.14      12,131           0.43     1.15   -    1.85   -11.19   -   -8.60
    Oppenheimer Main Street
     Small Cap Growth
      2005                           238    18.58  -    19.06       4,521           0.00     1.25   -    1.65     8.13   -    8.56
      2004                           256    17.18  -    17.56       4,484           0.00     1.25   -    1.65    17.47   -   17.94
      2003                           230    14.63  -    14.89       3,423           0.00     1.25   -    1.65    42.00   -   42.57
      2002                           199    10.30  -    10.44       2,078           0.00     1.25   -    1.65   -17.13   -  -16.79
      2001                           159    12.43  -    12.55       1,991           0.00     1.25   -    1.65    -2.00   -   -1.61
    Oppenheimer Strategic
     Bond
      2005                           519    13.27  -    14.45       7,252           4.52     1.15   -    2.00     1.50   -   32.72
      2004                           565    13.32  -    14.24       7,816           5.17     1.15   -    1.85     6.66   -    7.43
      2003                           669    12.48  -    13.25       8,643           6.02     1.15   -    1.85    15.89   -   16.72
      2002                           704    10.77  -    11.35       7,829           6.54     1.15   -    1.85     5.46   -    6.21
      2001                           473    10.22  -    10.69       5,005           1.74     1.15   -    1.85     2.15   -    3.64

(k) Previously known as Oppenheimer Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth (SC)
      2005                         1,215  $ 15.61  -  $ 16.25  $   19,532           0.00%    1.29%  -    2.54%    9.15%  -   10.54%
      2004                           946    14.31  -    14.70      13,794           0.00     1.29   -    2.54    16.40   -   17.89
      2003                           580    12.38  -    12.47       7,195           0.00     1.29   -    1.84    23.84   -   24.68
      2002 (ap)                        7    10.06  -    10.07          68           0.00     1.29   -    1.74     0.59   -    0.69
    Oppenheimer
     Balanced (SC)
      2005                         2,791    14.02  -    14.61      40,379           1.52     1.29   -    2.59     1.00   -    2.34
      2004                         2,497    13.88  -    14.28      35,401           0.78     1.29   -    2.59     8.38   -   38.83
      2003                         1,346    13.02  -    13.18      17,658           0.00     1.29   -    2.34    30.21   -   31.76
      2002 (ap)                       19    10.68  -    10.71         207           0.00     1.29   -    2.24     6.84   -    7.06
    Oppenheimer Capital
     Appreciation (SC)
      2005                         5,122    12.92  -    13.42      68,185           0.58     1.29   -    2.69     2.05   -    3.51
      2004                         3,109    12.66       12.97      40,076           0.20     1.29   -    2.69     3.75   -    5.24
      2003 (an)                    1,236    12.23  -    12.32      15,196           0.00     1.29   -    2.64    22.35   -   23.23
    Oppenheimer Core
     Bond (SC) (l)
      2005                           658    10.07  -    10.22       6,697           1.81     1.29   -    2.44     0.73   -    1.02
      2004 (y)                        68    10.10  -    10.12         687           0.00     1.29   -    2.09     0.97   -    1.18
    Oppenheimer Global
     Securities (SC)
      2005                         1,931    18.19  -    18.92      36,192           0.75     1.29   -    2.54    11.17   -   12.59
      2004                         1,671    16.36  -    16.81      27,890           1.06     1.29   -    2.54    17.35   -   63.59
      2003                           945    14.20  -    14.32      13,485           0.00     1.29   -    1.99    42.00   -   43.23
      2002 (ap)                       14    10.14  -    10.16         138           0.00     1.29   -    1.89     1.44   -    1.57
    Oppenheimer High
     Income (SC)
      2005                         2,743    13.52  -    14.09      38,255           5.88     1.29   -    2.59    -0.63   -    0.69
      2004                         2,292    13.61  -    13.99      31,835           4.80     1.29   -    2.59     7.33   -   36.05
      2003                         1,079    12.95  -    13.04      14,015           0.00     1.29   -    1.89    29.46   -   30.39
      2002 (ap)                       13    10.65  -    10.67         138           0.00     1.29   -    1.99     6.54   -    6.70

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
    Oppenheimer Main
     Street (SC)
      2005                         6,155  $ 13.67  -  $ 14.30  $   87,051           0.96%    1.29%  -    2.69%    2.90%  -    4.38%
      2004                         4,263    13.29  -    13.70      57,933           0.62     1.29   -    2.69     6.21   -    7.74
      2003                         2,868    12.56  -    12.71      36,308           0.00     1.29   -    2.34    25.63   -   27.13
      2002 (ap)                       96    10.16  -    10.19         979           0.00     1.29   -    2.24     1.65   -    1.86
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2005                         2,340    18.04  -    18.80      43,534           0.00     1.29   -    2.59     6.88   -    8.30
      2004                         1,714    16.88  -    17.36      29,516           0.00     1.29   -    2.59    16.09   -   17.64
      2003                         1,040    14.65  -    14.75      15,279           0.00     1.29   -    1.89    46.50   -   47.55
      2002                            36     9.89  -     9.89         367           0.00     1.50   -    1.50   -17.19   -  -17.19
      2001 (ak)                      < 1    11.94  -    11.94           4           0.00     1.50   -    1.50    19.40   -   19.40
    Oppenheimer Strategic
     Bond (SC)
      2005                         8,740    12.65  -    13.22     114,446           3.64     1.29   -    2.69    -0.27   -    1.16
      2004                         6,045    12.68  -    13.07      78,449           3.76     1.29   -    2.69     5.52   -    7.04
      2003                         2,662    12.11  -    12.21      32,367           0.00     1.29   -    1.99    21.08   -   22.13
      2002 (ap)                       73    10.54  -    10.56         771           0.00     1.29   -    2.24     5.38   -    5.60

Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts:
    OpCap Balanced
      2005                             1    10.92  -    10.92           9           0.28     1.50   -    1.50     1.20   -    1.20
      2004 (v) (ab)                    1    10.79  -    10.79          10           0.00     1.50   -    1.50     7.94   -    7.94
    OpCap Small Cap
      2005                           < 1    14.94  -    14.94           2           0.00     1.50   -    1.50    -1.44   -   -1.44
      2004                           < 1    15.15  -    15.15           2           0.04     1.50   -    1.50    16.11   -   16.11
      2003                           < 1    13.05  -    13.05           1           0.00     1.50   -    1.50    40.52   -   40.52
      2002                           < 1     9.29  -     9.29           1           0.00     1.50   -    1.50   -22.81   -  -22.81
      2001 (ak)                      < 1    12.03  -    12.03         < 1           0.00     1.50   -    1.50    20.33   -   20.33

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts
  (continued):
    PEA Science and
     Technology
      2005 (m)                         -  $    NA  -  $    NA  $        -           0.00%    1.50%  -    1.50%      NA%  -      NA%
      2004                           < 1    11.73  -    11.73           1           0.00     1.50   -    1.50    -6.53   -   -6.53
      2003                           < 1    12.55  -    12.55           1           0.00     1.50   -    1.50    60.89   -   60.89
      2002                           < 1     7.80  -     7.80           1           0.00     1.50   -    1.50   -50.34   -  -50.34
      2001 (ak)                      < 1    15.70  -    15.70           3           0.00     1.50   -    1.50    57.03   -   57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
      2005                           < 1    11.64  -    11.64           3           2.62     1.50   -    1.50     3.57   -    3.57
      2004                           < 1    11.24  -    11.24           2           1.92     1.50   -    1.50     3.98   -    3.98
      2003                           < 1    10.81  -    10.81           2           1.40     1.50   -    1.50     0.72   -    0.72
      2002                            10    10.73  -    10.73         108           1.96     1.50   -    1.50     6.58   -    6.58
      2001 (ak)                      < 1    10.07  -    10.07           1           0.80     1.50   -    1.50     0.68   -    0.68
    Money Market
      2005                             1     9.99  -     9.99           9           1.89     1.50   -    1.50     1.23   -    1.23
      2004                             2     9.86  -     9.86          18           0.91     1.50   -    1.50    -0.63   -   -0.63
      2003                             1     9.93  -     9.93          14           0.71     1.50   -    1.50    -0.79   -   -0.79
      2002                             1    10.01  -    10.01           7           1.68     1.50   -    1.50    -0.12   -   -0.12
      2001 (ak)                      < 1    10.02  -    10.02           4           0.70     1.50   -    1.50     0.17   -    0.17
    PIMCO Total Return
      2005                             1    11.56  -    11.56          10           5.05     1.50   -    1.50     0.91   -    0.91
      2004                           < 1    11.46  -    11.46           1           1.76     1.50   -    1.50     3.31   -    3.31
      2003                           < 1    11.09  -    11.09           1           1.71     1.50   -    1.50     3.46   -    3.46
      2002                            10    10.72  -    10.72         108           2.31     1.50   -    1.50     7.45   -    7.45
      2001 (ak)                      < 1     9.97  -     9.97           1           2.43     1.50   -    1.50    -0.25   -   -0.25

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
    VT American
     Government Income
      2005                         4,674    11.82  -    13.14      56,674           3.27     0.80   -    2.15    -0.82   -    0.55
      2004                         5,447    11.92  -    13.07      66,003           3.83     0.80   -    2.15     0.45   -    1.84
      2003                         6,916    11.87  -    12.83      83,025           2.44     0.80   -    2.15    -0.63   -    0.74
      2002                        11,733    11.94  -    12.74     141,661           1.69     0.80   -    2.15     6.53   -    8.00
      2001                         5,724    11.21  -    11.80      64,746           0.00     0.80   -    2.15     5.69   -   12.10

(m) For the period beginning January 1, 2005 and ended May 1, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Asia Pacific Growth
      2002 (ax)                        -  $   N/A  -  $   N/A  $        -           1.43%    1.40%  -    1.40%     N/A%  -     N/A%
      2001                           552     5.12  -     5.56       3,828           0.00     0.80   -    2.00   -48.84   -  -24.61
    VT Capital Appreciation
      2005                         1,917     8.45  -     9.06      16,847           0.43     0.80   -    2.15     5.56   -    7.02
      2004                         2,103     8.01  -     8.47      17,376           0.00     0.80   -    2.15    12.24   -   13.78
      2003                         2,142     7.14  -     7.44      15,653           0.00     0.80   -    2.15    22.11   -   23.80
      2002                         2,075     5.84  -     6.01      12,315           0.14     0.80   -    2.15   -41.57   -  -22.97
      2001                         1,123     7.70  -     7.81       8,706           0.00     0.80   -    2.10   -23.05   -  -14.60
    VT Capital Opportunities
      2005                           393    16.04  -    16.61       6,431           0.00     0.80   -    2.10     9.28   -   60.37
      2004                           233    14.95  -    15.20       3,508           4.42     0.80   -    1.80    16.00   -   17.18
      2003 (an)                      105    12.88  -    12.97       1,361           0.00     0.80   -    1.80    28.84   -   29.72
    VT Discovery Growth
      2005                         3,413     4.87  -     5.22      17,568           0.00     0.80   -    2.15     4.95   -    6.39
      2004                         4,137     4.64  -     4.91      20,140           0.00     0.80   -    2.15     5.26   -    6.72
      2003                         4,528     4.41  -     4.60      20,769           0.00     0.80   -    2.15   -55.93   -   30.95
      2002                         4,603     3.42  -     3.51      16,187           0.00     0.80   -    2.10   -31.06   -  -30.14
      2001 (al)                    1,566     4.95  -     5.03       7,952           0.00     0.80   -    2.10   -50.46   -  -31.34
    VT Diversified Income
      2005                         6,486    13.18  -    14.36      87,435           7.39     0.80   -    2.15     0.84   -    2.23
      2004                         6,968    13.07  -    14.05      92,393           9.33     0.80   -    2.15     6.85   -    8.33
      2003                         7,546    12.23  -    12.97      92,890           8.88     0.80   -    2.15    17.47   -   19.09
      2002                         7,583    10.41  -    10.89      78,835           8.53     0.80   -    2.15     3.63   -    5.06
      2001                         7,276    10.05  -    10.36      72,384           7.06     0.80   -    2.15     0.50   -    2.68
    VT Equity Income
      2005                         2,057    13.53  -    14.03      28,456           0.96     0.80   -    2.15     3.24   -    4.66
      2004                         1,611    13.10  -    13.41      21,402           0.00     0.80   -    2.15    10.92   -   31.03
      2003 (an)                      786    11.99  -    12.09       9,460           0.66     0.80   -    2.00    19.88   -   20.86
    VT The George Putnam
     Fund of Boston
      2005                        19,864    12.33  -    12.75     237,197           2.01     0.80   -    2.69     1.21   -    3.17
      2004                        20,326    11.95  -    12.60     235,336           1.86     0.80   -    2.69     5.30   -    7.34
      2003                        19,241    11.24  -    12.16     206,716           0.00     1.29   -    2.59    12.42   -   21.58
      2002                        16,695     9.59  -    10.50     152,666           2.32     0.80   -    2.24    -9.48   -    5.02
      2001                        13,241    10.60  -    10.70     134,080           2.24     0.80   -    2.15    -0.35   -    6.99

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ax) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Global Asset
     Allocation
      2005                         3,355  $ 10.99  -  $ 13.65  $   39,386           1.08%    0.80%  -    2.59%    4.21%  -    6.12%
      2004                         2,842    10.36  -    13.10      30,774           2.74     0.80   -    2.59     6.28   -    8.24
      2003                         2,429    12.40  -    12.51      23,896           0.00     1.29   -    1.99    24.02   -   25.10
      2002                         1,970     7.44  -     7.92      15,333           1.79     0.80   -    2.15   -25.60   -  -13.22
      2001                         1,676     8.69  -     9.12      15,106           0.93     0.80   -    1.95   -13.09   -   -9.25
    VT Global Equity
      2005                         6,652     5.84  -     7.91      54,086           0.79     0.80   -    2.15     6.45   -    7.91
      2004                         7,523     5.48  -     7.33      57,172           1.99     0.80   -    2.15    11.24   -   12.77
      2003                         8,402     4.93  -     6.50      57,065           0.94     0.80   -    2.15    26.45   -   28.20
      2002                         9,465     3.90  -     5.07      50,470           0.06     0.80   -    2.15   -24.07   -  -23.02
      2001                        10,258     5.13  -     6.59      71,381           0.00     0.80   -    2.15   -48.67   -  -30.33
    VT Growth and Income
      2005                        53,314    12.09  -    14.80     585,599           1.57     0.70   -    2.69     2.41   -    4.50
      2004                        60,631    11.57  -    14.46     638,184           1.57     0.70   -    2.69     8.12   -   10.34
      2003                        65,400    10.49  -    12.22     621,839           1.62     0.70   -    2.44    22.22   -   26.49
      2002                        65,741     8.15  -     8.29     486,817           1.59     0.70   -    2.30   -19.55   -  -18.46
      2001                        62,576     9.42  -    10.31     577,857           1.20     0.70   -    2.20    -5.76   -    3.07
    VT Growth Opportunities
      2005                         5,332     4.12  -     4.48      23,150           0.63     0.80   -    2.15     1.87   -    3.28
      2004                         6,236     4.05  -     4.33      26,369           0.00     0.80   -    2.15    -0.44   -    0.93
      2003                         6,739     4.07  -     4.29      28,422           0.00     0.80   -    2.15   -59.35   -   22.07
      2002                         7,169     3.44  -     3.52      24,897           0.00     0.80   -    2.10   -30.97   -  -30.06
      2001                         7,047     4.99  -     5.03      35,166           0.00     0.80   -    2.10   -50.13   -  -32.64
    VT Health Sciences
      2005                         6,508    12.92  -    12.94      79,355           0.06     0.80   -    2.49    10.39   -   12.29
      2004                         7,307    11.50  -    11.72      79,846           0.18     0.80   -    2.49     4.46   -    6.27
      2003                         7,941    11.24  -    11.37      81,918           0.00     1.29   -    2.34    12.39   -   13.73
      2002                         8,461     7.48  -     9.22      74,293           0.00     0.80   -    2.15   -22.06   -  -20.98
      2001                         8,586     9.60  -    11.67      95,881           0.00     0.80   -    2.15   -20.40   -   -4.05
    VT High Yield
      2005                         7,310    13.43  -    14.31      97,237           8.04     0.80   -    2.59     0.43   -    2.27
      2004                         7,790    13.13  -    14.24     100,363           7.97     0.80   -    2.59     9.66   -   42.44
      2003                         8,620    13.33  -    13.43     100,371           4.98     1.29   -    1.89    33.33   -   34.28
      2002                         6,086    10.31  -    10.31      54,823           2.38     1.50   -    1.50    -2.21   -   -2.21
      2001                         5,020    10.54  -    10.54      46,125           0.00     1.50   -    1.50     5.38   -    5.38
    VT Income
      2005                        17,575    10.50  -    13.20     208,386           3.13     0.80   -    2.59    -0.28   -    1.54
      2004                        16,891    10.53  -    13.00     201,496           4.05     0.80   -    2.59     3.60   -    5.30
      2003                        16,918    10.43  -    10.51     198,574           0.00     1.29   -    1.89     4.30   -    5.07
      2002                        15,331    10.17  -    12.12     179,131           4.70     0.80   -    2.24     1.73   -    7.02
      2001                        11,046    11.15  -    11.32     121,265           4.90     0.80   -    2.15     6.43   -   11.45

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT International Equity
      2005                        22,597  $  9.98  -  $ 15.56  $  268,560           1.40%    0.70%  -    2.59%    9.30%  -   11.42%
      2004                        23,292     8.96  -    14.24     247,472           1.42     0.70   -    2.59    13.19   -   15.38
      2003                        24,059     7.76  -    12.58     220,214           0.79     0.70   -    2.59    25.77   -   27.63
      2002                        23,691     6.08  -     8.05     165,713           0.75     0.70   -    2.30   -19.46   -  -18.24
      2001                        19,472     7.44  -     9.15     170,563           0.22     0.70   -    2.20   -21.17   -   -8.50
    VT International Growth
     and Income
      2005                         4,420    11.64  -    13.27      58,280           0.81     0.80   -    2.15    11.65   -   13.19
      2004                         4,427    10.43  -    11.72      51,803           1.15     0.80   -    2.15    18.38   -   20.01
      2003                         3,946    12.55  -    12.55      38,739           1.40     1.50   -    1.50    35.78   -   35.78
      2002                         4,193     9.24  -     9.24      30,279           0.52     1.50   -    1.50   -15.06   -  -15.06
      2001                         3,750    10.88  -    10.88      31,865           0.00     1.50   -    1.50     8.79   -    8.79
    VT International New
     Opportunities
       2005                        3,636     6.55  -     9.35      35,417           0.64     0.80   -    2.15    15.83   -   17.42
       2004                        3,533     5.65  -     7.96      29,412           0.97     0.80   -    2.15    10.91   -   12.44
       2003                        3,723     5.10  -     7.08      27,875           0.29     0.80   -    2.15    30.35   -   32.14
       2002                        4,098     3.91  -     5.36      23,437           0.66     0.80   -    2.15   -60.90   -  -14.32
       2001                        4,541     3.95  -     6.25      30,643           0.00     0.80   -    2.10   -60.53   -  -29.25
    VT Investors
      2005                        20,335     8.03  -    14.10     170,024           0.99     0.80   -    2.44     6.16   -    7.94
      2004                        23,064     7.44  -    13.28     177,118           0.46     0.80   -    2.44     9.89   -   11.74
      2003                        25,682    12.09  -    12.18     176,160           0.00     1.29   -    2.44    20.89   -   21.84
      2002                        28,543     5.28  -    10.39     152,912           0.16     0.80   -    2.24   -24.48   -    3.95
      2001                        31,060     6.33  -     6.99     221,772           0.00     0.80   -    2.10   -36.73   -  -25.38
    VT Mid Cap Value
      2005                           983    15.81  -    16.40      15,895           0.18     0.80   -    2.15    10.03   -   11.54
      2004                           568    14.37  -    14.70       8,269           0.00     0.80   -    2.15    12.96   -   14.52
      2003 (an)                      208    12.72  -    12.84       2,666           0.53     0.80   -    2.15    27.23   -   28.40
    VT Money Market
      2005                         9,815     9.57  -    11.07      99,786           2.61     0.80   -    2.59    -0.12   -    1.71
      2004                         7,635     9.58  -    10.88      77,879           0.66     0.80   -    2.59    -4.24   -   -0.15
      2003                         8,105     9.75  -     9.91      84,932           0.07     1.29   -    2.69    -2.45   -   -0.86
      2002                        10,198    10.43  -    10.93     110,594           1.22     0.80   -    2.10    -0.93   -    0.38
      2001                         9,954    10.53  -    10.89     108,101           3.43     0.80   -    2.10     2.93   -    5.25

(an) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT New Opportunities
      2005                        15,595  $  7.39  -  $ 15.35  $  121,531           0.11%    0.80%  -    2.69%    7.05%  -    9.12%
      2004                        17,915     6.77  -    14.34     128,471           0.00     0.80   -    2.69     7.34   -    9.43
      2003                        20,301    13.42  -    13.58     132,129           0.00     1.29   -    2.34    34.20   -   35.80
      2002                        21,511     4.71  -    10.37     104,036           0.00     0.80   -    2.24   -31.07   -    3.66
      2001                        23,544     6.83  -     7.82     165,813           0.00     0.80   -    2.15   -30.70   -  -21.83
    VT New Value
      2005                        11,846    10.85  -    15.98     177,051           0.80     0.80   -    2.59     5.05   -    8.51
      2004                        10,073    15.22  -    16.24     144,451           0.80     0.80   -    2.59    14.50   -   62.44
      2003                         9,303    14.51  -    14.51     115,740           0.00     2.14   -    2.14    45.11   -   45.11
      2002                         8,561    10.01  -    10.11      80,131           0.91     0.80   -    2.15   -17.42   -  -16.28
      2001                         6,367    12.08  -    12.12      71,574           0.65     0.80   -    2.15     2.49   -   21.19
    VT OTC & Emerging
     Growth
      2005                         7,201     2.15  -     4.13      30,905           0.00     0.80   -    2.10     5.60   -    7.00
      2004                         8,536     2.04  -     3.86      34,313           0.00     0.80   -    2.10     6.25   -    7.66
      2003                         9,070     1.92  -     3.59      34,595           0.00     0.80   -    2.10    32.87   -   34.63
      2002                         9,824     1.45  -     2.66      28,362           0.00     0.80   -    2.10   -33.65   -  -32.76
      2001                        10,153     2.18  -     3.96      44,146           0.00     0.80   -    2.10   -78.22   -  -46.13
    VT Research
      2005                         9,811     9.24  -    13.96      93,506           0.84     0.80   -    2.49     2.40   -    4.17
      2004                        11,404     8.87  -    13.63     104,637           0.00     0.80   -    2.49     4.88   -    6.70
      2003                        12,617    13.15  -    13.15     108,268           0.00     1.49   -    1.49    31.48   -   31.48
      2002                        13,162     5.79  -     6.68      89,316           0.56     0.80   -    2.15   -23.88   -  -22.83
      2001                        12,005     7.61  -     8.66     106,095           0.27     0.80   -    2.15   -23.91   -  -19.49
    VT Small Cap Value
      2005                         8,460    14.13  -    14.53     164,487           0.17     0.70   -    2.30     4.58   -    6.29
      2004                         9,526    13.51  -    13.67     176,588           0.34     0.70   -    2.30    23.31   -   25.33
      2003                        10,165    10.91  -    10.95     152,271           0.33     0.70   -    2.30     9.54   -   48.60
      2002                         9,542     7.34  -     7.50      99,845           0.00     0.70   -    2.20   -26.60   -  -25.03
      2001                         5,613    13.35  -    15.59      81,568           0.01     0.80   -    2.15    17.18   -   33.45
    VT Technology
      2002 (ax)                        -      N/A  -      N/A           -           0.00     0.80   -    2.10      N/A   -     N/A
      2001                         3,716     3.54  -     3.60      13,257           0.00     0.80   -    2.10   -39.66   -  -64.62
    VT Utilities Growth and
     Income
      2005                         4,306    10.45  -    17.40      48,184           1.93     0.80   -    2.69     5.66   -    7.71
      2004                         4,572     9.71  -    16.47      47,881           2.12     0.80   -    2.69    18.33   -   20.63
      2003                         4,726    14.07  -    14.14      40,109           0.00     1.29   -    1.79    40.74   -   41.45
      2002                         5,011     6.33  -     6.50      33,396           3.54     0.80   -    2.15   -25.72   -  -24.69
      2001                         5,618     8.52  -     8.63      49,972           2.88     0.80   -    2.15   -22.95   -  -14.80

(ax) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Vista
      2005                         9,919  $  9.72  -  $ 16.91  $   97,783           0.00%    0.80%  -    2.69%    9.14%  -   11.25%
      2004                        11,018     8.74  -    15.50      98,090           0.00     0.80   -    2.69    15.42   -   17.66
      2003                        11,475    13.49  -    13.65      85,718           0.00     1.29   -    2.34    34.85   -   36.46
      2002                        10,931     5.62  -    10.36      59,768           0.00     0.80   -    2.24   -31.16   -    3.60
      2001                        11,518     5.53  -     8.17      91,421           0.00     0.80   -    2.10   -44.69   -  -34.04
    VT Voyager
      2005                        41,527     6.52  -    12.90     354,385           0.66     0.70   -    2.69     2.86   -    4.96
      2004                        47,857     6.21  -    12.55     386,065           0.25     0.70   -    2.69     2.21   -    4.30
      2003                        51,674     5.96  -    11.65     392,809           0.34     0.70   -    2.59    16.48   -   24.04
      2002                        49,652     4.80  -     7.94     292,166           0.59     0.70   -    2.30   -27.04   -  -20.58
      2001                        47,191     6.58  -     9.09     386,885           0.00     0.70   -    2.20   -22.95   -   -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
      2005                           < 1    12.57  -    12.57           4           0.00     1.50   -    1.50    -0.40   -   -0.40
      2004                           < 1    12.62  -    12.62         < 1           0.00     1.50   -    1.50     7.71   -    7.71
      2003                           < 1    11.71  -    11.71         < 1           0.00     1.50   -    1.50    43.24   -   43.24
      2002                           < 1     8.18  -     8.18         < 1           0.00     1.50   -    1.50   -18.23   -  -18.23
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap
      2005                             1    12.31  -    12.31           6           0.86     1.50   -    1.50     2.49   -    2.49
      2004                             1    12.01  -    12.01           6           0.54     1.50   -    1.50     6.69   -    6.69
      2003                             1    11.26  -    11.26           6           0.26     1.50   -    1.50    36.95   -   36.95
      2002                             1     8.22  -     8.22           4           0.45     1.50   -    1.50   -26.18   -  -26.18
      2001 (ak)                      < 1    11.14  -    11.14           5           1.34     1.50   -    1.50    11.37   -   11.37
    Investors
      2005                             1    11.47  -    11.47           8           1.19     1.50   -    1.50     4.93   -    4.93
      2004 (v) (ai)                    1    10.94  -    10.94           8           2.81     1.50   -    1.50     9.35   -    9.35

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    21st Century Growth
      2005 (n)                         -  $   N/A  -  $   N/A  $        -           0.00%    0.70%  -    0.80%     N/A%  -     N/A%
      2004                            94     8.57  -     8.62         808           0.00     0.70   -    0.80     9.97   -   10.08
      2003                            84     7.79  -     7.83         657           0.00     0.70   -    0.80    29.83   -   29.96
      2002                            95     6.00  -     6.02         572           0.00     0.70   -    0.80   -41.72   -  -41.66
      2001                           106    10.30  -    10.32       1,088           0.00     0.70   -    0.80   -23.71   -  -23.63
    Balanced
      2005 (o)                         -       NA  -       NA           -           6.03     0.70   -    0.80       NA   -      NA
      2004                           241    11.46  -    11.53       2,770           1.72     0.70   -    0.80     5.63   -    5.74
      2003                           297    10.85  -    10.90       3,237           2.45     0.70   -    0.80    16.99   -   17.11
      2002                           306     9.27  -     9.31       2,848           2.85     0.70   -    0.80   -15.75   -  -15.67
      2001                           339    11.01  -    11.04       3,743           2.57     0.70   -    0.80    -6.82   -   -6.72
    Bond
      2005                            85    13.38  -    13.47       1,143           3.39     0.70   -    0.80     1.78   -    1.89
      2004                           102    13.14  -    13.22       1,351           3.77     0.70   -    0.80     4.54   -    4.64
      2003                           110    12.57  -    12.64       1,383           5.02     0.70   -    0.80     4.22   -    4.33
      2002                           110    12.06  -    12.11       1,332           5.87     0.70   -    0.80     6.79   -    6.90
      2001                           155    11.30  -    11.33       1,754           3.85     0.70   -    0.80     4.90   -    5.00
    Capital Growth
      2005 (p)                       239    10.52  -    10.59       2,527           0.80     0.70   -    0.80     8.09   -    8.20
      2004                           204     9.73  -     9.79       1,991           0.55     0.70   -    0.80     7.12   -    7.23
      2003                           222     9.08  -     9.13       2,027           0.40     0.70   -    0.80    25.87   -   26.00
      2002                           225     7.22  -     7.25       1,629           0.31     0.70   -    0.80   -29.75   -  -29.68
      2001                           278    10.27  -    10.30       2,865           0.40     0.70   -    0.80   -20.00   -  -19.92
    Global Discovery
      2005                            89    21.17  -    21.33       1,899           0.60     0.70   -    0.80    17.25   -   17.36
      2004                            97    18.06  -    18.17       1,768           0.26     0.70   -    0.80    22.36   -   22.48
      2003                           106    14.76  -    14.84       1,578           0.09     0.70   -    0.80    47.90   -   48.05
      2002                            95     9.98  -    10.02         952           0.00     0.70   -    0.80   -20.53   -  -20.45
      2001                           108    12.56  -    12.60       1,356           0.00     0.70   -    0.80   -25.20   -  -25.12
    Growth and Income
      2005                           116     9.96  -    10.03       1,160           1.25     0.70   -    0.80     5.22   -    5.33
      2004                           141     9.47  -     9.52       1,340           0.95     0.70   -    0.80     9.28   -    9.39
      2003                           180     8.66  -     8.71       1,570           0.98     0.70   -    0.80    25.73   -   25.85
      2002                           158     6.89  -     6.92       1,090           0.98     0.70   -    0.80   -23.74   -  -23.66
      2001                           171     9.03  -     9.06       1,551           1.09     0.70   -    0.80   -12.01   -  -11.92

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    International
      2005                            74  $ 11.59  -  $ 11.67  $      866           1.66%    0.70%  -    0.80%   15.24%  -   15.36%
      2004                            73    10.05  -    10.12         736           1.18     0.70   -    0.80    15.60   -   15.72
      2003                           105     8.70  -     8.74         916           0.63     0.70   -    0.80    26.73   -   26.86
      2002                            90     6.86  -     6.89         617           0.77     0.70   -    0.80   -19.02   -  -18.94
      2001                           135     8.47  -     8.50       1,145           0.42     0.70   -    0.80   -31.41   -  -31.34
    Large Company Growth
      2001 (ay)                        -      N/A  -      N/A           -           0.00     0.70   -    0.80      N/A   -     N/A
    Money Market
      2005                            78    11.66  -    11.75         910           2.63     0.70   -    0.80     1.90   -    2.01
      2004                            79    11.44  -    11.51         903           0.88     0.70   -    0.80     0.09   -    0.20
      2003                           139    11.43  -    11.49       1,593           0.74     0.70   -    0.80     0.01   -    0.11
      2002                           250    11.43  -    11.48       2,868           1.58     0.70   -    0.80     0.68   -    0.78
      2001                           442    11.35  -    11.39       5,027           4.55     0.70   -    0.80     3.08   -    3.18

Investments in the Scudder
  Variable Series II
  Sub-Accounts:
    Growth
      2005 (p)                         -      N/A  -      N/A           -           1.67     0.70        0.80      N/A         N/A
      2004                           102     7.60  -     7.65         782           0.28     0.70   -    0.80     4.30   -    4.41
      2003                           115     7.29  -     7.32         842           0.11     0.70   -    0.80    23.72   -   23.84
      2002                           127     5.89  -     5.91         748           0.00     0.70   -    0.80   -29.97   -  -29.90
      2001 (ay)                      133     8.41  -     8.44       1,119           0.00     0.70   -    0.80   -23.86   -  -23.80
    Small Cap Growth
      2005 (e) (n)                    66    11.60  -    11.61         760           0.00     0.70   -    0.80    15.98   -   16.06
    Total Return
      2005 (e) (o)                   238    10.63  -    10.64       2,531           0.00     0.70   -    0.80     6.33   -    6.41

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(ay) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
      2005                         1,599  $  9.45  -  $ 10.79  $   28,572           0.13%    1.15%  -    2.34%  -3.21%   -  -2.03%
      2004                         2,222    11.15  -    11.33      41,879           0.26     1.29   -    2.34     4.26   -    5.38
      2003                         2,820    10.70  -    10.75      51,754           0.00     1.29   -    2.34     6.96   -    7.49
      2002                         3,408     7.25  -     7.80      54,593           0.00     1.15   -    1.85   -23.33   -  -22.78
      2001                         3,865     9.46  -    10.11      85,370           2.04     1.15   -    1.85    -6.43   -   -5.40
    STI International Equity
      2005                           321    11.42  -    15.87       4,711           2.30     1.15   -    1.89    10.83   -   11.67
      2004                           432    14.32  -    14.45       5,713           2.15     1.29   -    1.89    17.81   -   43.23
      2003                           582    12.26  -    12.27       6,619           0.00     1.29   -    1.49    22.55   -   22.67
      2002                           707     6.39  -     9.00       5,935           0.00     1.15   -    1.80   -19.52   -  -10.04
      2001                           803     7.75  -     7.94       8,460           0.10     1.15   -    1.65   -18.76   -  -18.35
    STI Investment Grade
     Bond
      2005                           900    10.11  -    12.94      11,870           3.83     1.15   -    2.39     1.00   -    1.14
      2004                         1,161    10.19  -    10.31      15,624           3.53     1.29   -    2.04     1.95   -    2.83
      2003                         1,419     9.99  -    10.03      19,066           1.28     1.29   -    1.99    -0.07   -    0.26
      2002                         1,676    10.86  -    12.16      22,145           4.61     1.15   -    1.85     5.41   -    6.17
      2001                         1,478    10.30  -    11.45      19,080           4.18     1.15   -    1.85     3.02   -    7.93
    STI Large Cap Relative
     Equity (q)
      2005                           444    12.04  -    13.48       5,271           0.95     1.15   -    2.19     6.65   -    7.78
      2004                           476    12.64  -    12.81       5,210           1.19     1.29   -    2.19    12.83   -   26.43
      2003                           427    11.32  -    11.36       4,051           0.55     1.29   -    1.89    13.25   -   13.56
      2002                           421     7.34  -     7.91       3,193           0.71     1.15   -    1.85   -22.06   -  -21.50
      2001                           353     9.42  -    10.07       3,432           0.47     1.15   -    1.85    -6.65   -   -5.79
    STI Large Cap Value
     Equity (r)
      2005                         1,458    11.79  -    12.83      27,023           1.56     1.15   -    2.19     1.48   -    2.57
      2004                         1,933    12.65  -    12.82      35,540           1.83     1.29   -    2.19    26.47   -   28.18
      2003                         2,453    11.23  -    11.25      40,351           1.06     1.49   -    1.89    12.31   -   12.52
      2002                         3,023     8.29  -     9.45      41,280           1.56     1.15   -    2.05   -17.94   -   -5.55
      2001                         3,497     9.51  -    10.10      59,253           1.58     1.15   -    1.85    -4.91   -   -2.27
    STI Mid-Cap Equity
      2005                           639    11.07  -    14.59      10,606           0.44     1.15   -    2.09    11.94   -   13.02
      2004                           822    13.03  -    13.19      12,560           0.83     1.29   -    2.09    15.31   -   30.33
      2003                         1,034    11.41  -    11.44      14,088           0.66     1.29   -    1.89    14.06   -   14.38
      2002                         1,247     6.61  -     9.07      13,526           0.00     1.15   -    2.05   -29.92   -  -29.27
      2001                         1,375     9.35  -    12.94      21,900          10.25     1.15   -    2.05     1.54   -   29.42

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts (continued):
    STI Quality Growth Stock
      2002 (az)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.60%  -    1.60%     N/A%  -     N/A%
      2001                           204     7.01  -     7.70       1,539           0.02     1.15   -    1.65   -20.02   -  -19.62
    STI Small Cap Value
     Equity
      2005                           526    16.11  -    25.84      10,668           0.44     1.15   -    2.39    10.63   -   61.15
      2004                           642    14.81  -    15.00      11,863           0.38     1.29   -    2.14    21.53   -   22.59
      2003                           727    12.18  -    12.23      11,047           0.27     1.29   -    2.14    21.84   -   22.33
      2002                           796    11.70  -    13.90       8,837           0.65     1.15   -    2.05    -3.22   -   -2.33
      2001                           680    12.09  -    14.23       7,689           1.13     1.15   -    2.05    19.72   -   20.91

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
     Emerging Markets
     Equity
      2005                         3,778    12.53  -    20.03      54,052           0.36     0.70   -    2.20    30.95   -   32.92
      2004                         3,920     9.43  -    14.32      43,013           0.66     0.70   -    2.20    20.41   -   22.26
      2003                         3,702     7.71  -    12.70      33,517           0.00     0.70   -    2.20    46.42   -   48.63
      2002                         3,528     5.19  -     8.68      21,572           0.00     0.70   -    2.20   -10.88   -   -9.54
      2001                         2,296     5.74  -     9.74      16,448           0.00     0.70   -    2.20   -42.63   -   -2.64
    Van Kampen UIF
     Equity Growth
      2005                         7,010     8.27  -    12.03      67,276           0.48     0.70   -    2.69    12.61   -   14.90
      2004 (ac) (ad) (ag)          8,272     7.20  -    10.68      70,049           0.19     0.70   -    2.69     6.83   -    7.02
      2003                         7,339     6.73  -     8.28      56,500           0.00     0.70   -    2.20    22.21   -   24.06
      2002                         7,483     5.42  -     6.78      47,739           0.15     0.70   -    2.20   -29.44   -  -28.37
      2001                         8,253     7.57  -     9.60      76,256           0.00     0.70   -    2.20   -15.71   -   -3.96
    Van Kampen UIF
     Fixed Income
      2005                           175    11.81  -    13.68       2,108           3.18     1.15   -    1.85     2.29   -    3.03
      2004                           246    11.55  -    13.28       2,892           4.08     1.15   -    1.85     2.44   -    3.17
      2003                           198    11.27  -    12.87       2,267           0.06     1.15   -    1.65     2.70   -   28.67
      2002                           126    10.98  -    11.07       1,398           5.84     1.35   -    1.85     5.34   -    5.88
      2001                            26    10.42  -    10.46         277           6.23     1.35   -    1.85     4.20   -    4.55

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(az) For the period beginning January 1, 2002 and ended September 6, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF Global
     Value Equity
      2005                             4  $ 11.07  -  $ 13.38  $       47           1.04%    1.15%  -    1.85%    3.88%  -    4.62%
      2004                             4    10.66  -    12.79          41           0.73     1.15   -    1.85    11.44   -   12.24
      2003                             4     9.56  -    11.39          38           0.00     1.15   -    1.85    26.58   -   27.49
      2002                             5     7.55  -     8.94          41           1.64     1.15   -    1.85   -18.41   -  -17.82
      2001                             2     9.26  -    10.87          22           1.21     1.15   -    1.85    -8.11   -   -7.42
    Van Kampen UIF
     High Yield
      2005                             1    12.72  -    12.72           8           0.76     1.50   -    1.50    -0.45   -   -0.45
      2004                            27    12.78  -    12.78         351           6.02     1.50   -    1.50     7.84   -    7.84
      2003                            28    11.85  -    11.85         326           0.00     1.50   -    1.50    23.83   -   23.83
      2002                            12     9.57  -     9.57         111          18.80     1.50   -    1.50    -8.66   -   -8.66
      2001 (ak)                      < 1    10.48  -    10.48           4          22.64     1.50   -    1.50     4.78   -    4.78
    Van Kampen UIF
     International Magnum
      2005                         3,465    10.06  -    11.48      34,680           1.20     0.70   -    2.20     8.66   -   10.30
      2004                         3,705     9.12  -    10.56      34,028           2.75     0.70   -    2.20    14.84   -   16.57
      2003                         3,576     7.82  -    10.06      28,529           0.14     0.70   -    2.20    24.62   -   26.53
      2002                         2,993     6.18  -     7.38      19,088           1.10     0.70   -    2.20   -18.63   -  -17.39
      2001                         2,503     7.49  -     9.07      19,778           0.51     0.70   -    2.20   -25.14   -   -9.31
    Van Kampen UIF
     Mid Cap Growth
      2005                         2,911    14.31  -    14.60      41,086           0.00     0.70   -    2.30    14.88   -   16.75
      2004                         2,992    12.46  -    12.51      36,518           0.00     0.70   -    2.30    18.80   -   20.75
      2003                         2,559    10.36  -    10.49      26,112           0.00     0.70   -    2.30    38.51   -   40.78
      2002 (ba)                      895     7.36  -     7.57       6,544           0.00     0.70   -    2.30   -26.42   -  -24.29
    Van Kampen UIF
     U.S. Mid Cap Value
      2005                        11,514    12.26  -    14.18     138,619           0.31     0.70   -    2.69     9.30   -   11.53
      2004 (ae) (ah)              12,988    11.22  -    12.71     141,466           0.02     0.70   -    2.69    12.22   -   13.79
      2003                        11,927    10.67  -    11.17     114,608           0.00     0.70   -    2.30    38.26   -   40.52
      2002                        10,997     7.71  -     7.95      75,856           0.00     0.70   -    2.30   -28.53   -  -22.85
      2001                         6,505     9.83  -    11.13      63,483           0.00     0.70   -    2.20    -3.83   -   -1.74

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ba) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF
     U.S. Real Estate
      2005                         2,895  $ 18.41  -  $ 29.54  $   70,733           1.20%    0.70%  -    2.30%   14.37%  -   16.24%
      2004                         3,448    16.10  -    25.42      73,302           1.55     0.70   -    2.30    33.26   -   35.44
      2003                         3,895    12.08  -    18.77      61,784           0.00     0.70   -    2.30    35.28   -   37.50
      2002                         3,779     8.93  -    13.65      44,043           3.91     0.70   -    2.30   -10.71   -   -2.15
      2001                         2,301    10.22  -    13.95      27,855           4.53     0.70   -    2.20     2.25   -   39.49
    Van Kampen UIF
     Value
      2005                            26    12.72  -    14.81         347           1.32     1.15   -    2.00     3.37   -   27.24
      2004                            25    13.72  -    14.33         337           0.95     1.15   -    1.65    15.91   -   16.49
      2003                            24    11.83  -    12.30         277           0.00     1.15   -    1.65    31.89   -   32.55
      2002                            22     8.97  -     9.28         193           0.98     1.15   -    1.65   -23.43   -  -23.05
      2001                            21    11.72  -    12.06         243           1.07     1.15   -    1.65     1.10   -   17.18

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    Van Kampen UIF Active
     International Allocation
     (Class II)
      2003 (bb)                        -    11.79  -    11.87           -           0.00     1.29   -    2.69    17.94   -   18.75
      2002 (ap)                        1    10.25  -    10.26          15           3.56     1.29   -    1.69     2.55   -    2.64
    Van Kampen UIF
     Emerging Markets
     Debt (Class II)
      2005                         1,663    13.61  -    16.11      25,554           7.44     1.29   -    2.59     9.24   -   10.69
      2004                         1,248    12.03  -    12.30      17,171           7.13     1.29   -    2.59     7.23   -    8.66
      2003                           347    11.22  -    13.96       4,296           0.00     1.29   -    2.59    12.19   -   39.60
      2002 (ap)                      < 1    11.07  -    11.07         < 1          15.98     1.29   -    1.29    10.69   -   10.69
    Van Kampen UIF
     Emerging Markets
     Equity (Class II)
      2005                           903    23.08  -    23.91      21,348           0.35     1.29   -    2.59    30.31   -   32.05
      2004                           471    17.71  -    18.10       8,467           0.70     1.29   -    2.59    21.41   -   77.09
      2003 (an)                      272    14.78  -    14.91       4,043           0.00     1.29   -    2.59    47.81   -   49.12

(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(bb) For the period beginning January 1, 2003 and ended October 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     Equity and Income
     (Class II)
      2005                         4,725  $ 13.09  -  $ 13.56  $   58,796           0.67%    1.29%  -    2.59%    4.61%  -    6.00%
      2004                         1,935    12.51  -    12.79      23,296           0.00     1.29   -    2.59     8.63   -   10.08
      2003 (an)                      561    11.52  -    11.62       6,494           0.88     1.29   -    2.59    15.19   -   16.22
    Van Kampen UIF
     Equity Growth
     (Class II)
      2005                         1,530    12.27  -    13.67      20,355           0.35     1.29   -    2.59    12.50   -   13.99
      2004                         1,411    12.15  -    12.42      16,668           0.12     1.29   -    2.59     4.65   -    6.04
      2003 (an)                      602    11.61  -    11.71       7,030           0.00     1.29   -    2.59    16.11   -   17.15
    Van Kampen UIF
     Global Franchise
     (Class II)
      2005                         5,284    12.30  -    14.55      74,280           0.00     1.29   -    2.59     9.08   -   10.54
      2004                         2,482    13.34  -    13.64      32,544           0.15     1.29   -    2.59     9.85   -   11.31
      2003 (an)                      758    12.14  -    12.25       9,257           0.00     1.29   -    2.59    21.43   -   22.51
    Van Kampen UIF
     Mid Cap Growth
     (Class II)
      2005                         1,949    17.58  -    18.21      35,035           0.00     1.29   -    2.59    14.27   -   15.79
      2004                         1,348    15.38  -    15.73      21,019           0.00     1.29   -    2.59    18.33   -   19.91
      2003 (an)                      785    13.00  -    13.12      10,262           0.00     1.29   -    2.59    30.00   -   31.16
    Van Kampen UIF
     Small Company
     Growth (Class II)
      2005                         1,560    17.20  -    17.82      27,468           0.00     1.29   -    2.59     9.97   -   11.43
      2004                         1,507    15.64  -    15.99      23,918           0.00     1.29   -    2.59    15.87   -   17.41
      2003 (an)                    1,035    13.50  -    13.62      14,062           0.00     1.29   -    2.59    35.01   -   36.21
    Van Kampen UIF U.S.
     Mid Cap Value
     (Class II)
      2005                         3,855    12.54  -    16.20      60,801           0.26     1.29   -    2.59     9.25   -   10.71
      2004                         2,709    14.83  -    15.16      39,035           0.01     1.29   -    2.59    11.56   -   13.05
      2003 (an)                    1,356    13.29  -    13.41      18,124           0.00     1.29   -    2.59    32.90   -   34.08

(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     U.S. Real Estate
     (Class II)
      2005                         4,154  $ 19.79  -  $ 21.61  $   87,617           1.15%    1.29%  -    2.69%   13.62%  -   15.25%
      2004                         3,417    17.17  -    19.02      62,735           1.60     1.29   -    2.69    34.32   -   90.22
      2003                         1,366    12.67  -    12.79      18,567           0.00     1.29   -    2.59    26.72   -   27.85
      2002 (ap)                       16    10.69  -    10.71         167           5.82     1.29   -    2.14     6.90   -    7.10

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
      2005                         9,041    12.15  -    12.77     113,319           1.22     0.70   -    2.30     1.98   -    3.64
      2004                         8,736    11.92  -    12.32     106,501           0.86     0.70   -    2.30    15.05   -   16.94
      2003                         5,976    10.36  -    10.54      62,969           0.75     0.70   -    2.30    27.98   -   30.08
      2002                         2,807     8.09  -     8.10      23,160           0.77     0.70   -    2.30   -19.06   -  -18.99
      2001                           272    11.89  -    12.00       3,254           0.00     1.25   -    1.65    -4.06   -   -3.68
    LIT Domestic Income
      2002 (bc)                        -      N/A  -      N/A           -          15.62     1.25   -    1.65      N/A   -     N/A
      2001                            65    11.36  -    11.47         746           4.74     1.25   -    1.65     8.16   -    8.60
    LIT Emerging Growth
      2005                         7,916     5.86  -    10.32      68,990           0.26     0.70   -    2.30     5.46   -    7.18
      2004                         9,614     5.47  -     9.78      81,916           0.00     0.70   -    2.30     4.57   -    6.29
      2003                        11,683     5.15  -     9.36      95,881           0.00     0.70   -    2.30    24.42   -   26.46
      2002                        12,789     4.07  -     7.52      85,976           0.35     0.70   -    2.30   -32.96   -  -24.80
      2001                        15,662     6.07  -     6.60     167,267           0.06     0.70   -    2.05   -33.99   -  -31.97
    LIT Government
      2005                           146    11.09  -    11.25       1,637           4.21     1.25   -    1.65     1.85   -    2.25
      2004                           182    10.88  -    11.00       1,997           4.50     1.25   -    1.65     2.46   -    2.87
      2003                           140    10.62  -    10.69       1,491           4.87     1.25   -    1.65     0.08   -    0.48
      2002 (ba) (bc)                 122    10.61  -    10.64       1,296           0.00     1.25   -    1.65     6.14   -    6.43
    LIT Money Market
      2005                           273    10.62  -    10.89       2,961           2.70     1.25   -    1.65     1.01   -    1.41
      2004                           231    10.51  -    10.74       2,480           0.85     1.25   -    1.65    -0.85   -   -0.45
      2003                           278    10.60  -    10.79       2,989           0.60     1.25   -    1.65    -1.07   -   -0.68
      2002                           387    10.72  -    10.86       4,199           1.25     1.25   -    1.65    -0.44   -   -0.04
      2001                           279    10.76  -    10.87       3,032           3.48     1.25   -    1.65     1.98   -    2.39

(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bc) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Aggressive Growth
     (Class II)
      2005                         1,821  $ 11.97  -  $ 12.36  $   23,587           0.00%    0.70%  -    2.59%    8.24%  -   10.34%
      2004 (aa) (af)               1,774    11.20  -    14.27      21,143           0.00     0.70   -    2.59    11.92   -   11.97
      2003 (an)                      288    12.75  -    12.86       3,687           0.00     1.29   -    2.59    27.50   -   28.64
    LIT Comstock
     (Class II)
      2005                        23,945    14.40  -    14.92     317,128           0.87     1.29   -    2.59     1.42   -    2.77
      2004                        18,304    14.20  -    14.52     236,274           0.67     1.29   -    2.59    14.39   -   15.91
      2003                        12,466    12.42  -    12.53     137,393           0.47     1.29   -    2.59    24.15   -   25.25
      2002 (ba)                    4,821     8.01  -     8.05      38,762           0.00     1.35   -    2.20   -19.92   -  -19.46
    LIT Emerging Growth
     (Class II)
      2005                         6,958    12.81  -    13.23      68,765           0.01     1.29   -    2.59     4.86   -    6.25
      2004                         7,134    12.22  -    12.45      63,974           0.00     1.29   -    2.59     4.01   -    5.40
      2003                         6,797    11.75  -    11.85      54,406           0.00     1.29   -    2.59    17.49   -   18.53
      2002                         4,529     5.39  -     5.76      24,527           0.05     1.35   -    2.20   -34.12   -  -33.56
      2001 (bd)                    2,120     8.11  -     8.74      17,335           0.00     1.35   -    2.20   -18.94   -  -12.60
    LIT Growth and Income
     (Class II)
      2005                         9,458    15.68  -    16.39     147,128           0.78     1.29   -    2.69     6.78   -    8.31
      2004                         7,527    14.68  -    15.14     108,454           0.64     1.29   -    2.69    11.05   -   12.65
      2003                         4,387    12.31  -    12.42      56,398           0.00     1.29   -    2.59    23.14   -   24.23
      2002                            36     9.05  -     9.05         382           1.05     1.50   -    1.50    -9.50   -   -9.50
      2001 (ak)                        -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    LIT Money Market
     (Class II)
      2005                         3,045     9.77  -    10.04      30,362           2.48     1.29   -    2.59    -0.22   -    1.11
      2004                         1,784     9.79  -     9.93      17,650           0.72     1.29   -    2.59    -2.06   -   -0.75
      2003 (be)                        -        -           -           -           0.00     0.00        0.00     0.00        0.00

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bd) For the period beginning May 17, 2001 and ended December 31, 2001
(be) For the period beginning December 31, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     On March 8, 2006, Allstate Life, its subsidiary, Allstate Life Insurance Company of New York, and The Allstate Corporation entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. As a result of the modified coinsurance reinsurance, the assets and liabilities of the Account will continue to remain on Allstate Life's consolidated statements of financial position and Allstate Life will continue to be responsible for all contract terms and conditions. Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including the payments of benefits, oversight of investment management and contract administration. During the transition period, Allstate Life will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

                                  PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

     (b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23,
1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2) Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement(File No. 033-62203) dated August 28, 1995).

   (b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

   (c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

   (d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement(File No. 333-77605) dated April 24, 2001).

   (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not Applicable.

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28,
2004).

(10) Consent of Independent Registered Public Accounting Firm filed herewith.

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14) Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).


(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28,
2004).

(99)(b) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-121693) dated April 21, 2005.)

(99)(c) Powers of Attorney for Michael J. Velotta, David A. Bird, Edward M. Liddy, John C. Lounds, Robert W. Pike, Samuel H. Pilch, Eric A. Simonson, Thomas
J. Wilson, II and Kevin R. Slawin, Casey J. Sylla and Danny L. Hale filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
John C. Pintozzi                    Director, Senior Vice President and
                                    Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                    Chief Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                    Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Matthew S. Easley                   Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and Assistant
                                    Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                    Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and
                                    Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 23rd , 2006 (File No. 001-11840).


27. NUMBER OF CONTRACT OWNERS

As of February 28th , 2006, there were 6,323 nonqualified contracts and 3,794 qualified contracts.


28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b) DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.

Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter

John Eric Smith                     Director, President and Chief Executive
                                    Officer
Casey Joseph Sylla                  Director
Michael Joseph Velotta              Director and Secretary
Marian Goll                         Vice President, Treasurer and Financial
                                    Operations Principal
Joseph Patrick Rath                 Vice President, General Counsel and
                                    Assistant Secretary
Andrea J. Schur                     Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Maribel V. Gerstner                 Assistant Vice President and
                                    Compliance Officer
William F. Emmons                   Assistant Secretary
Mary Jovita McGinn                  Assistant Secretary
Nancy M. Bufalino                   Assistant Treasurer
Barry Sajowitz Paul                 Assistant Treasurer
Steven Carl Verney                  Assistant Treasurer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 3rd , 2006.



                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By:/s/ MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                            Vice President, Secretary
                               and General Counsel


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2006.



*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.







                                  EXHIBIT INDEX

Exhibit                           Description

(10) Consent of Independent Registered Public Accounting Firm

(99)(c) Powers of Attorney for Michael J. Velotta, David A. Bird, Edward M. Liddy, John C. Lounds, Samuel H. Pilch, Eric A. Simonson, Thomas J. Wilson, II, Kevin R. Slawin, Casey J. Sylla and Danny L. Hale